Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/24	97,111,010	95,301,109
0.50%, 04/15/24	54,544,196	53,227,641
0.13%, 07/15/24	88,195,448	85,678,760
0.13%, 10/15/24	78,668,738	76,153,449
0.25%, 01/15/25	80,645,835	77,908,645
2.38%, 01/15/25	54,967,126	55,473,764
0.13%, 04/15/25	64,566,264	61,966,812
0.38%, 07/15/25	88,554,978	85,626,341
0.13%, 10/15/25	78,403,073	75,258,393
0.63%, 01/15/26	74,460,205	72,167,774
2.00%, 01/15/26	35,477,186	35,815,794
0.13%, 04/15/26	60,584,745	57,517,515
0.13%, 07/15/26	74,326,389	70,786,732
0.13%, 10/15/26	83,808,265	79,661,982
0.38%, 01/15/27	69,220,917	66,134,784
2.38%, 01/15/27	34,351,731	35,514,456
0.13%, 04/15/27	85,611,569	80,777,039
0.38%, 07/15/27	76,306,380	72,943,958
1.63%, 10/15/27	45,089,746	45,697,092
0.50%, 01/15/28	77,871,184	74,325,132
1.75%, 01/15/28	32,310,735	32,798,999
3.63%, 04/15/28	33,036,643	36,660,123
0.75%, 07/15/28	67,829,869	65,588,580
0.88%, 01/15/29	58,102,089	56,176,836
2.50%, 01/15/29	29,782,275	31,572,319
3.88%, 04/15/29	38,389,549	43,879,409
0.25%, 07/15/29	68,652,411	63,811,412
0.13%, 01/15/30	116,919,264	106,808,244
0.13%, 07/15/30	508,164	463,573
0.13%, 01/15/31	179,016,222	162,270,248
0.13%, 07/15/31	3,812,759	3,445,861
0.13%, 01/15/32	141,864,578	127,258,553
3.38%, 04/15/32	13,796,326	16,180,444
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 07/15/32	102,830,716	96,821,999
2.13%, 02/15/40	18,051,015	19,641,926
2.13%, 02/15/41	26,042,413	28,263,403
0.75%, 02/15/42	42,194,260	36,286,816
0.63%, 02/15/43	33,129,660	27,436,931
1.38%, 02/15/44	45,598,153	43,620,764
0.75%, 02/15/45	50,164,178	41,993,253
1.00%, 02/15/46	25,827,286	22,734,910
0.88%, 02/15/47	31,655,544	26,992,824
1.00%, 02/15/48	23,013,520	20,110,365
1.00%, 02/15/49	21,558,565	18,904,810
0.25%, 02/15/50	32,588,633	23,304,403
0.13%, 02/15/51	32,799,183	22,576,194
0.13%, 02/15/52	38,011,089	26,328,132
Total Treasuries (Cost $2,855,577,046)		2,559,868,503

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (a)	522,835	522,835
Total Short-Term Investments (Cost $522,835)		522,835
Total Investments in Securities (Cost $2,856,099,881)		2,560,391,338

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,559,868,503	$—	$2,559,868,503
Short-Term Investments[1]	522,835	—	—	522,835
Total	$522,835	$2,559,868,503	$—	$2,560,391,338

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.2% OF NET ASSETS

Financial Institutions 8.2%
Banking 5.8%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	200,000	195,012
5.13%, 09/30/24	150,000	149,034
5.80%, 05/01/25 (a)	150,000	150,900
4.75%, 06/09/27 (a)	150,000	142,460
2.20%, 11/02/28 (a)	150,000	119,936
8.00%, 11/01/31	450,000	483,656
American Express Co.
3.40%, 02/22/24 (a)	200,000	196,732
3.38%, 05/03/24	400,000	392,240
2.50%, 07/30/24 (a)	350,000	337,645
3.00%, 10/30/24 (a)	450,000	436,887
2.25%, 03/04/25 (a)	300,000	283,629
3.95%, 08/01/25 (a)	400,000	392,700
4.20%, 11/06/25 (a)	150,000	148,454
3.13%, 05/20/26 (a)	150,000	142,206
1.65%, 11/04/26 (a)	250,000	222,570
2.55%, 03/04/27 (a)	250,000	227,443
3.30%, 05/03/27 (a)	450,000	421,812
4.99%, 05/26/33 (a)(b)	200,000	192,390
4.42%, 08/03/33 (a)(b)	250,000	237,485
4.05%, 12/03/42	150,000	131,676
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	243,080
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,212
6.14%, 09/14/28 (a)(b)	200,000	198,216
Banco Santander S.A.
3.89%, 05/24/24	200,000	195,588
2.71%, 06/27/24	400,000	384,656
3.50%, 03/24/25	200,000	192,368
2.75%, 05/28/25	200,000	188,132
5.15%, 08/18/25	400,000	395,764
5.18%, 11/19/25	200,000	195,730
1.85%, 03/25/26	200,000	176,692
4.25%, 04/11/27	200,000	188,696
5.29%, 08/18/27	200,000	194,066
1.72%, 09/14/27 (a)(b)	200,000	170,334
3.80%, 02/23/28	200,000	182,204
4.18%, 03/24/28 (a)(b)	200,000	184,862
4.38%, 04/12/28	200,000	184,564
3.31%, 06/27/29	200,000	175,318
3.49%, 05/28/30	200,000	168,320
2.75%, 12/03/30	200,000	150,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 03/25/31	200,000	158,468
3.23%, 11/22/32 (a)(b)	200,000	148,166
Bank of America Corp.
4.13%, 01/22/24	500,000	496,635
4.00%, 04/01/24	500,000	496,265
4.20%, 08/26/24	650,000	641,199
4.00%, 01/22/25	450,000	441,445
1.84%, 02/04/25 (a)(b)	250,000	238,767
3.46%, 03/15/25 (a)(b)	450,000	438,264
3.95%, 04/21/25	450,000	440,136
0.98%, 04/22/25 (a)(b)	300,000	280,875
3.84%, 04/25/25 (a)(b)	400,000	390,516
3.88%, 08/01/25	350,000	345,397
0.98%, 09/25/25 (a)(b)	400,000	366,892
3.09%, 10/01/25 (a)(b)	250,000	238,568
2.46%, 10/22/25 (a)(b)	350,000	329,399
1.53%, 12/06/25 (a)(b)	150,000	137,814
3.37%, 01/23/26 (a)(b)	450,000	430,276
2.02%, 02/13/26 (a)(b)	250,000	231,910
4.45%, 03/03/26	300,000	295,776
3.38%, 04/02/26 (a)(b)	500,000	476,130
3.50%, 04/19/26	500,000	479,895
1.32%, 06/19/26 (a)(b)	600,000	541,176
4.25%, 10/22/26	250,000	245,147
1.20%, 10/24/26 (a)(b)	400,000	355,160
1.66%, 03/11/27 (a)(b)	500,000	443,235
3.56%, 04/23/27 (a)(b)	450,000	424,876
1.73%, 07/22/27 (a)(b)	1,000,000	876,750
3.25%, 10/21/27 (a)	500,000	462,530
4.18%, 11/25/27 (a)	350,000	334,516
3.82%, 01/20/28 (a)(b)	400,000	376,532
2.55%, 02/04/28 (a)(b)	450,000	402,768
3.71%, 04/24/28 (a)(b)	350,000	326,508
4.38%, 04/27/28 (a)(b)	400,000	383,992
3.59%, 07/21/28 (a)(b)	400,000	371,192
4.95%, 07/22/28 (a)(b)	500,000	490,485
3.42%, 12/20/28 (a)(b)	1,000,000	912,490
3.97%, 03/05/29 (a)(b)	400,000	371,744
2.09%, 06/14/29 (a)(b)	500,000	421,750
4.27%, 07/23/29 (a)(b)	550,000	518,210
3.97%, 02/07/30 (a)(b)	500,000	460,560
3.19%, 07/23/30 (a)(b)	450,000	393,430
2.88%, 10/22/30 (a)(b)	350,000	298,490
2.50%, 02/13/31 (a)(b)	650,000	535,892
2.59%, 04/29/31 (a)(b)	500,000	413,625
1.90%, 07/23/31 (a)(b)	450,000	351,400
1.92%, 10/24/31 (a)(b)	450,000	349,290
2.65%, 03/11/32 (a)(b)	400,000	325,040
2.69%, 04/22/32 (a)(b)	800,000	649,464
2.30%, 07/21/32 (a)(b)	650,000	509,749
2.57%, 10/20/32 (a)(b)	600,000	478,224

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.97%, 02/04/33 (a)(b)	650,000	533,039
4.57%, 04/27/33 (a)(b)	650,000	606,417
5.02%, 07/22/33 (a)(b)	850,000	821,712
2.48%, 09/21/36 (a)(b)	400,000	300,212
6.11%, 01/29/37	200,000	208,082
3.85%, 03/08/37 (a)(b)	425,000	358,772
4.24%, 04/24/38 (a)(b)	350,000	306,078
7.75%, 05/14/38	320,000	385,888
4.08%, 04/23/40 (a)(b)	300,000	255,855
2.68%, 06/19/41 (a)(b)	900,000	628,128
5.88%, 02/07/42	250,000	262,017
3.31%, 04/22/42 (a)(b)	600,000	456,924
5.00%, 01/21/44	350,000	330,648
4.88%, 04/01/44	100,000	91,777
4.75%, 04/21/45	100,000	87,508
4.44%, 01/20/48 (a)(b)	350,000	303,996
3.95%, 01/23/49 (a)(b)	200,000	161,834
4.33%, 03/15/50 (a)(b)	500,000	429,010
4.08%, 03/20/51 (a)(b)	900,000	740,691
2.83%, 10/24/51 (a)(b)	150,000	96,315
3.48%, 03/13/52 (a)(b)	200,000	148,040
2.97%, 07/21/52 (a)(b)	350,000	231,266
Bank of America NA
6.00%, 10/15/36	168,000	175,913
Bank of Montreal
0.45%, 12/08/23	100,000	95,682
3.30%, 02/05/24	250,000	245,575
2.50%, 06/28/24	200,000	192,562
0.63%, 07/09/24	250,000	233,380
4.25%, 09/14/24	300,000	296,214
1.50%, 01/10/25	275,000	256,630
1.85%, 05/01/25	350,000	327,201
3.70%, 06/07/25	250,000	243,645
1.25%, 09/15/26	250,000	219,718
0.95%, 01/22/27 (a)(b)	200,000	177,204
2.65%, 03/08/27	250,000	229,373
3.80%, 12/15/32 (a)(b)	200,000	176,984
3.09%, 01/10/37 (a)(b)	200,000	152,594
Bank of New York Mellon Corp.
5.80%, 10/25/28 (a)(b)	250,000	259,532
5.83%, 10/25/33 (a)(b)	250,000	263,550
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	99,341
5.13%, 06/11/30 (a)	100,000	93,184
Barclays Bank PLC
3.75%, 05/15/24	200,000	196,390
Barclays PLC
4.38%, 09/11/24	200,000	196,480
1.01%, 12/10/24 (a)(b)	250,000	236,455
3.65%, 03/16/25	350,000	333,914
3.93%, 05/07/25 (a)(b)	400,000	385,968
4.38%, 01/12/26	300,000	289,092
2.85%, 05/07/26 (a)(b)	350,000	322,871
5.20%, 05/12/26	300,000	291,162
5.30%, 08/09/26 (a)(b)	250,000	245,867
2.28%, 11/24/27 (a)(b)	200,000	172,364
4.34%, 01/10/28 (a)	200,000	185,960
4.84%, 05/09/28 (a)	250,000	231,053
5.50%, 08/09/28 (a)(b)	300,000	290,430
7.39%, 11/02/28 (a)(b)	250,000	258,802
4.97%, 05/16/29 (a)(b)	250,000	234,710
5.09%, 06/20/30 (a)(b)	300,000	271,935
2.65%, 06/24/31 (a)(b)	300,000	235,104
2.67%, 03/10/32 (a)(b)	200,000	153,244
2.89%, 11/24/32 (a)(b)	250,000	191,850
5.75%, 08/09/33 (a)(b)	200,000	191,338
7.44%, 11/02/33 (a)(b)	350,000	371,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.56%, 09/23/35 (a)(b)	350,000	265,009
3.81%, 03/10/42 (a)(b)	200,000	131,638
3.33%, 11/24/42 (a)(b)	200,000	138,874
5.25%, 08/17/45	200,000	179,070
4.95%, 01/10/47	200,000	171,770
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,322
BPCE S.A.
4.00%, 04/15/24	250,000	245,785
3.38%, 12/02/26	250,000	234,998
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	47,128
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	200,000	191,696
3.10%, 04/02/24	200,000	195,186
2.25%, 01/28/25	200,000	188,886
3.30%, 04/07/25	250,000	241,430
0.95%, 10/23/25	200,000	179,702
1.25%, 06/22/26	150,000	132,144
3.45%, 04/07/27	200,000	188,666
3.60%, 04/07/32 (a)	200,000	178,462
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	100,000	93,263
Capital One Financial Corp.
3.90%, 01/29/24 (a)	400,000	394,824
3.75%, 04/24/24 (a)	200,000	196,122
3.30%, 10/30/24 (a)	300,000	290,700
1.34%, 12/06/24 (a)(b)	250,000	239,160
3.20%, 02/05/25 (a)	250,000	240,330
4.17%, 05/09/25 (a)(b)	200,000	195,392
4.20%, 10/29/25 (a)	250,000	243,277
2.64%, 03/03/26 (a)(b)	250,000	234,265
3.75%, 07/28/26 (a)	250,000	236,768
3.75%, 03/09/27 (a)	300,000	284,730
3.65%, 05/11/27 (a)	250,000	236,805
1.88%, 11/02/27 (a)(b)	225,000	195,588
3.80%, 01/31/28 (a)	200,000	187,808
4.93%, 05/10/28 (a)(b)	300,000	288,462
2.36%, 07/29/32 (a)(b)	150,000	109,895
2.62%, 11/02/32 (a)(b)	200,000	154,880
5.27%, 05/10/33 (a)(b)	200,000	190,042
Citibank NA
3.65%, 01/23/24 (a)	250,000	246,807
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,642
4.00%, 08/05/24	150,000	147,171
3.88%, 03/26/25	150,000	146,658
3.35%, 04/24/25 (a)(b)	550,000	532,031
3.30%, 04/27/25	300,000	290,823
0.98%, 05/01/25 (a)(b)	450,000	419,854
4.40%, 06/10/25	550,000	541,227
5.50%, 09/13/25	324,000	329,566
1.28%, 11/03/25 (a)(b)	250,000	229,280
3.70%, 01/12/26	400,000	384,540
2.01%, 01/25/26 (a)(b)	400,000	371,396
4.60%, 03/09/26	345,000	340,253
3.29%, 03/17/26 (a)(b)	300,000	285,771
3.11%, 04/08/26 (a)(b)	700,000	664,048
3.40%, 05/01/26	250,000	238,410
5.61%, 09/29/26 (a)(b)	200,000	200,728
3.20%, 10/21/26 (a)	600,000	560,988
4.30%, 11/20/26	150,000	146,915
1.12%, 01/28/27 (a)(b)	500,000	436,520
1.46%, 06/09/27 (a)(b)	550,000	479,050
4.45%, 09/29/27	680,000	655,452
3.89%, 01/10/28 (a)(b)	500,000	471,875
3.07%, 02/24/28 (a)(b)	500,000	455,200

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.67%, 07/24/28 (a)(b)	500,000	462,600
4.13%, 07/25/28	350,000	331,173
3.52%, 10/27/28 (a)(b)	400,000	367,436
4.08%, 04/23/29 (a)(b)	300,000	280,608
3.98%, 03/20/30 (a)(b)	450,000	412,443
2.98%, 11/05/30 (a)(b)	300,000	256,677
2.67%, 01/29/31 (a)(b)	400,000	333,140
4.41%, 03/31/31 (a)(b)	700,000	653,429
2.57%, 06/03/31 (a)(b)	650,000	533,624
2.56%, 05/01/32 (a)(b)	500,000	400,955
6.63%, 06/15/32	200,000	213,224
2.52%, 11/03/32 (a)(b)	300,000	236,841
3.06%, 01/25/33 (a)(b)	600,000	493,860
5.88%, 02/22/33	100,000	101,273
3.79%, 03/17/33 (a)(b)	500,000	436,820
4.91%, 05/24/33 (a)(b)	475,000	453,012
6.00%, 10/31/33	150,000	155,400
6.27%, 11/17/33 (a)(b)	300,000	316,050
6.13%, 08/25/36	100,000	102,913
3.88%, 01/24/39 (a)(b)	200,000	169,782
8.13%, 07/15/39	320,000	402,970
5.32%, 03/26/41 (a)(b)	200,000	194,948
5.88%, 01/30/42	130,000	134,286
2.90%, 11/03/42 (a)(b)	200,000	140,674
6.68%, 09/13/43	200,000	220,236
5.30%, 05/06/44	150,000	139,013
4.65%, 07/30/45	180,000	160,209
4.75%, 05/18/46	330,000	285,899
4.28%, 04/24/48 (a)(b)	150,000	127,106
4.65%, 07/23/48 (a)	450,000	406,053
Citizens Bank NA
4.12%, 05/23/25 (a)(b)	250,000	246,630
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	139,605
3.25%, 04/30/30 (a)	250,000	219,943
2.64%, 09/30/32 (a)	150,000	113,049
5.64%, 05/21/37 (a)(b)	100,000	93,548
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	236,610
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	237,875
1.38%, 01/10/25	250,000	233,030
3.38%, 05/21/25	250,000	242,850
4.38%, 08/04/25	241,000	234,409
3.75%, 07/21/26	300,000	281,910
5.25%, 05/24/41	200,000	206,012
5.75%, 12/01/43	250,000	241,600
5.25%, 08/04/45	250,000	227,995
Credit Suisse AG
0.50%, 02/02/24	250,000	229,308
3.63%, 09/09/24	550,000	509,855
3.70%, 02/21/25	400,000	366,712
2.95%, 04/09/25	400,000	358,048
1.25%, 08/07/26	250,000	198,375
5.00%, 07/09/27	250,000	226,708
Credit Suisse Group AG
3.75%, 03/26/25	500,000	443,390
4.55%, 04/17/26	250,000	220,333
4.88%, 05/15/45	250,000	177,733
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	151,035
Deutsche Bank AG
0.90%, 05/28/24	300,000	280,773
3.70%, 05/30/24	300,000	293,552
1.45%, 04/01/25 (a)(b)	150,000	138,632
4.50%, 04/01/25	250,000	236,848
3.96%, 11/26/25 (a)(b)	350,000	330,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 01/13/26	250,000	240,049
1.69%, 03/19/26	200,000	178,168
6.12%, 07/14/26 (a)(b)	200,000	197,904
2.13%, 11/24/26 (a)(b)	350,000	306,397
2.31%, 11/16/27 (a)(b)	400,000	335,404
2.55%, 01/07/28 (a)(b)	250,000	210,073
3.55%, 09/18/31 (a)(b)	350,000	278,481
3.73%, 01/14/32 (a)(b)	200,000	147,568
3.04%, 05/28/32 (a)(b)	150,000	113,207
4.88%, 12/01/32 (a)(b)	200,000	163,656
3.74%, 01/07/33 (a)(b)	200,000	143,078
Discover Bank
3.45%, 07/27/26 (a)	250,000	230,510
4.65%, 09/13/28 (a)	250,000	233,475
2.70%, 02/06/30 (a)	250,000	201,048
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	96,209
4.50%, 01/30/26 (a)	100,000	97,043
4.10%, 02/09/27 (a)	150,000	141,269
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	246,205
2.38%, 01/28/25 (a)	200,000	189,214
2.55%, 05/05/27 (a)	150,000	135,533
1.71%, 11/01/27 (a)(b)	150,000	132,918
3.95%, 03/14/28 (a)	150,000	142,598
6.36%, 10/27/28 (a)(b)	200,000	206,546
4.77%, 07/28/30 (a)(b)	200,000	189,764
8.25%, 03/01/38	200,000	246,486
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	191,816
2.25%, 02/01/27 (a)	250,000	225,308
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	94,586
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	246,620
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	48,468
First Republic Bank
4.63%, 02/13/47 (a)	250,000	200,818
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	102,796
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	151,874
HSBC Bank USA NA
5.88%, 11/01/34	250,000	238,453
HSBC Holdings PLC
4.25%, 03/14/24	300,000	295,527
3.80%, 03/11/25 (a)(b)	450,000	435,910
0.98%, 05/24/25 (a)(b)	300,000	276,213
4.25%, 08/18/25	200,000	192,738
2.63%, 11/07/25 (a)(b)	400,000	372,720
4.18%, 12/09/25 (a)(b)	200,000	192,704
4.30%, 03/08/26	600,000	584,154
3.00%, 03/10/26 (a)(b)	400,000	373,168
1.65%, 04/18/26 (a)(b)	425,000	383,103
3.90%, 05/25/26	450,000	429,534
2.10%, 06/04/26 (a)(b)	300,000	271,893
4.29%, 09/12/26 (a)(b)	400,000	381,280
4.38%, 11/23/26	309,000	296,739
1.59%, 05/24/27 (a)(b)	350,000	300,226
2.25%, 11/22/27 (a)(b)	400,000	345,152
4.04%, 03/13/28 (a)(b)	400,000	367,564
4.76%, 06/09/28 (a)(b)	450,000	426,438
5.21%, 08/11/28 (a)(b)	400,000	386,348
2.01%, 09/22/28 (a)(b)	350,000	291,147
7.39%, 11/03/28 (a)(b)	400,000	419,688

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.58%, 06/19/29 (a)(b)	400,000	368,116
2.21%, 08/17/29 (a)(b)	400,000	323,428
4.95%, 03/31/30	400,000	383,716
3.97%, 05/22/30 (a)(b)	450,000	393,921
2.85%, 06/04/31 (a)(b)	250,000	199,980
2.36%, 08/18/31 (a)(b)	250,000	191,490
7.63%, 05/17/32	200,000	197,334
2.80%, 05/24/32 (a)(b)	500,000	387,385
2.87%, 11/22/32 (a)(b)	350,000	267,554
4.76%, 03/29/33 (a)(b)	400,000	345,356
5.40%, 08/11/33 (a)(b)	450,000	421,033
8.11%, 11/03/33 (a)(b)	200,000	210,678
6.50%, 05/02/36	400,000	394,486
6.50%, 09/15/37	405,000	388,818
6.80%, 06/01/38	200,000	198,810
6.10%, 01/14/42	200,000	206,692
5.25%, 03/14/44	200,000	176,470
HSBC USA, Inc.
3.50%, 06/23/24	150,000	146,670
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	191,720
4.44%, 08/04/28 (a)(b)	200,000	188,706
2.55%, 02/04/30 (a)	150,000	124,577
2.49%, 08/15/36 (a)(b)	250,000	184,225
ING Groep N.V.
3.55%, 04/09/24	200,000	195,718
3.95%, 03/29/27	200,000	190,080
1.73%, 04/01/27 (a)(b)	300,000	264,501
4.02%, 03/28/28 (a)(b)	250,000	233,480
4.55%, 10/02/28	300,000	286,035
4.05%, 04/09/29	200,000	183,488
2.73%, 04/01/32 (a)(b)	200,000	159,282
4.25%, 03/28/33 (a)(b)	200,000	176,362
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	247,727
3.63%, 05/13/24	300,000	295,521
3.88%, 09/10/24	500,000	492,460
4.02%, 12/05/24 (a)(b)	450,000	444,604
3.13%, 01/23/25 (a)	395,000	383,869
0.56%, 02/16/25 (a)(b)	150,000	140,783
3.22%, 03/01/25 (a)(b)	250,000	243,425
0.82%, 06/01/25 (a)(b)	400,000	372,028
3.85%, 06/14/25 (a)(b)	400,000	393,072
0.97%, 06/23/25 (a)(b)	350,000	325,790
3.90%, 07/15/25 (a)	450,000	443,695
0.77%, 08/09/25 (a)(b)	250,000	230,760
2.30%, 10/15/25 (a)(b)	300,000	283,140
1.56%, 12/10/25 (a)(b)	450,000	415,966
2.60%, 02/24/26 (a)(b)	300,000	282,993
2.01%, 03/13/26 (a)(b)	400,000	371,644
3.30%, 04/01/26 (a)	435,000	415,995
2.08%, 04/22/26 (a)(b)	700,000	650,419
4.08%, 04/26/26 (a)(b)	500,000	487,795
3.20%, 06/15/26 (a)	250,000	238,303
2.95%, 10/01/26 (a)	550,000	521,383
1.05%, 11/19/26 (a)(b)	550,000	485,138
4.13%, 12/15/26	450,000	440,770
3.96%, 01/29/27 (a)(b)	300,000	288,579
1.04%, 02/04/27 (a)(b)	350,000	305,067
1.58%, 04/22/27 (a)(b)	625,000	552,000
8.00%, 04/29/27	150,000	169,277
1.47%, 09/22/27 (a)(b)	550,000	477,295
4.25%, 10/01/27	250,000	243,812
3.63%, 12/01/27 (a)	150,000	140,930
3.78%, 02/01/28 (a)(b)	500,000	471,610
2.95%, 02/24/28 (a)(b)	350,000	318,426
4.32%, 04/26/28 (a)(b)	500,000	479,640
3.54%, 05/01/28 (a)(b)	450,000	418,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.18%, 06/01/28 (a)(b)	300,000	262,842
4.85%, 07/25/28 (a)(b)	500,000	489,760
3.51%, 01/23/29 (a)(b)	450,000	411,853
4.01%, 04/23/29 (a)(b)	300,000	280,551
2.07%, 06/01/29 (a)(b)	350,000	295,235
4.20%, 07/23/29 (a)(b)	450,000	423,846
4.45%, 12/05/29 (a)(b)	450,000	428,512
3.70%, 05/06/30 (a)(b)	450,000	409,999
4.57%, 06/14/30 (a)(b)	400,000	381,824
8.75%, 09/01/30	50,000	59,046
2.74%, 10/15/30 (a)(b)	650,000	552,292
4.49%, 03/24/31 (a)(b)	550,000	522,511
2.52%, 04/22/31 (a)(b)	500,000	415,205
2.96%, 05/13/31 (a)(b)	500,000	414,670
1.76%, 11/19/31 (a)(b)	250,000	192,725
1.95%, 02/04/32 (a)(b)	550,000	427,938
2.58%, 04/22/32 (a)(b)	575,000	467,866
2.55%, 11/08/32 (a)(b)	600,000	481,218
2.96%, 01/25/33 (a)(b)	550,000	454,663
4.59%, 04/26/33 (a)(b)	400,000	376,620
4.91%, 07/25/33 (a)(b)	600,000	579,432
5.72%, 09/14/33 (a)(b)	300,000	295,836
6.40%, 05/15/38	450,000	498,006
3.88%, 07/24/38 (a)(b)	400,000	338,124
5.50%, 10/15/40	230,000	236,297
3.11%, 04/22/41 (a)(b)	250,000	187,453
5.60%, 07/15/41	350,000	360,720
2.53%, 11/19/41 (a)(b)	300,000	204,930
5.40%, 01/06/42	250,000	253,292
3.16%, 04/22/42 (a)(b)	400,000	297,652
5.63%, 08/16/43	250,000	256,765
4.85%, 02/01/44	100,000	94,773
4.95%, 06/01/45	300,000	279,717
4.26%, 02/22/48 (a)(b)	350,000	299,757
4.03%, 07/24/48 (a)(b)	250,000	206,113
3.96%, 11/15/48 (a)(b)	625,000	507,762
3.90%, 01/23/49 (a)(b)	300,000	239,988
3.11%, 04/22/51 (a)(b)	400,000	278,148
3.33%, 04/22/52 (a)(b)	600,000	433,110
KeyBank NA
4.15%, 08/08/25	250,000	244,897
3.40%, 05/20/26	250,000	234,705
4.39%, 12/14/27	250,000	242,540
3.90%, 04/13/29	250,000	226,498
KeyCorp
4.15%, 10/29/25	100,000	98,003
4.10%, 04/30/28	150,000	143,630
2.55%, 10/01/29	100,000	84,721
4.79%, 06/01/33 (a)(b)	100,000	95,590
Lloyds Bank PLC
3.50%, 05/14/25	200,000	193,130
Lloyds Banking Group PLC
3.90%, 03/12/24	250,000	245,377
4.50%, 11/04/24	200,000	195,392
4.45%, 05/08/25	200,000	195,674
3.87%, 07/09/25 (a)(b)	200,000	193,010
4.58%, 12/10/25	200,000	189,558
2.44%, 02/05/26 (a)(b)	200,000	185,018
4.65%, 03/24/26	324,000	308,746
4.72%, 08/11/26 (a)(b)	200,000	194,098
3.75%, 01/11/27	200,000	186,606
1.63%, 05/11/27 (a)(b)	200,000	172,776
3.75%, 03/18/28 (a)(b)	200,000	183,522
4.38%, 03/22/28	300,000	282,399
4.55%, 08/16/28	200,000	187,534
3.57%, 11/07/28 (a)(b)	200,000	178,708
4.98%, 08/11/33 (a)(b)	200,000	184,458
5.30%, 12/01/45	200,000	171,720

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.37%, 12/14/46 (a)(b)	200,000	130,680
4.34%, 01/09/48	300,000	223,317
M&T Bank Corp.
4.00%, 07/15/24 (a)	250,000	246,227
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	239,630
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	300,000	293,940
2.80%, 07/18/24	200,000	192,670
2.19%, 02/25/25	650,000	610,597
1.41%, 07/17/25	350,000	318,220
0.95%, 07/19/25 (a)(b)	400,000	370,980
0.96%, 10/11/25 (a)(b)	200,000	183,442
3.85%, 03/01/26	550,000	529,903
2.76%, 09/13/26	200,000	183,564
3.68%, 02/22/27	200,000	189,020
1.54%, 07/20/27 (a)(b)	450,000	391,837
3.29%, 07/25/27	250,000	231,340
1.64%, 10/13/27 (a)(b)	250,000	216,998
2.34%, 01/19/28 (a)(b)	200,000	177,112
3.96%, 03/02/28	250,000	235,835
4.08%, 04/19/28 (a)(b)	200,000	189,470
5.02%, 07/20/28 (a)(b)	200,000	196,502
4.05%, 09/11/28	250,000	237,345
5.35%, 09/13/28 (a)(b)	200,000	199,740
3.74%, 03/07/29	300,000	276,864
3.20%, 07/18/29	200,000	176,462
2.56%, 02/25/30	200,000	166,254
2.05%, 07/17/30	250,000	199,370
2.31%, 07/20/32 (a)(b)	200,000	156,092
2.49%, 10/13/32 (a)(b)	200,000	158,038
2.85%, 01/19/33 (a)(b)	200,000	162,150
5.13%, 07/20/33 (a)(b)	300,000	293,427
4.15%, 03/07/39	250,000	215,745
3.75%, 07/18/39	200,000	164,382
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	188,922
2.23%, 05/25/26 (a)(b)	200,000	183,910
3.66%, 02/28/27	200,000	186,744
1.23%, 05/22/27 (a)(b)	250,000	216,513
1.55%, 07/09/27 (a)(b)	250,000	218,188
3.17%, 09/11/27	300,000	272,604
4.02%, 03/05/28	200,000	186,828
5.41%, 09/13/28 (a)(b)	200,000	200,226
3.15%, 07/16/30 (a)(b)	200,000	172,704
2.87%, 09/13/30 (a)(b)	200,000	168,430
2.20%, 07/10/31 (a)(b)	250,000	196,978
1.98%, 09/08/31 (a)(b)	250,000	192,448
2.56%, 09/13/31	200,000	152,950
2.26%, 07/09/32 (a)(b)	200,000	154,250
Morgan Stanley
3.88%, 04/29/24	550,000	541,238
3.70%, 10/23/24	500,000	489,485
0.79%, 01/22/25 (a)(b)	450,000	423,256
3.62%, 04/17/25 (a)(b)	200,000	194,954
0.79%, 05/30/25 (a)(b)	500,000	463,180
2.72%, 07/22/25 (a)(b)	350,000	333,893
4.00%, 07/23/25	624,000	611,358
0.86%, 10/21/25 (a)(b)	250,000	229,770
1.16%, 10/21/25 (a)(b)	500,000	458,050
5.00%, 11/24/25	324,000	324,833
3.88%, 01/27/26	550,000	533,912
2.63%, 02/18/26 (a)(b)	200,000	188,194
2.19%, 04/28/26 (a)(b)	550,000	511,720
4.68%, 07/17/26 (a)(b)	250,000	247,247
3.13%, 07/27/26	500,000	469,395
6.25%, 08/09/26	212,000	225,523
4.35%, 09/08/26	300,000	293,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.99%, 12/10/26 (a)(b)	500,000	438,590
3.63%, 01/20/27	450,000	428,247
3.95%, 04/23/27	350,000	337,480
1.59%, 05/04/27 (a)(b)	700,000	616,910
1.51%, 07/20/27 (a)(b)	550,000	479,132
2.48%, 01/21/28 (a)(b)	400,000	356,868
4.21%, 04/20/28 (a)(b)	400,000	381,372
3.59%, 07/22/28 (a)(b)	500,000	461,700
6.30%, 10/18/28 (a)(b)	300,000	310,914
3.77%, 01/24/29 (a)(b)	550,000	508,035
4.43%, 01/23/30 (a)(b)	600,000	569,040
2.70%, 01/22/31 (a)(b)	650,000	546,539
3.62%, 04/01/31 (a)(b)	500,000	446,205
1.79%, 02/13/32 (a)(b)	500,000	381,285
7.25%, 04/01/32	180,000	206,750
1.93%, 04/28/32 (a)(b)	450,000	345,150
2.24%, 07/21/32 (a)(b)	650,000	507,559
2.51%, 10/20/32 (a)(b)	450,000	358,245
2.94%, 01/21/33 (a)(b)	500,000	410,560
4.89%, 07/20/33 (a)(b)	400,000	382,228
6.34%, 10/18/33 (a)(b)	400,000	425,460
2.48%, 09/16/36 (a)(b)	600,000	445,746
5.30%, 04/20/37 (a)(b)	350,000	326,172
3.97%, 07/22/38 (a)(b)	300,000	256,878
4.46%, 04/22/39 (a)(b)	200,000	179,400
3.22%, 04/22/42 (a)(b)	350,000	264,841
6.38%, 07/24/42	300,000	331,821
4.30%, 01/27/45	405,000	351,856
4.38%, 01/22/47	400,000	349,468
5.60%, 03/24/51 (a)(b)	300,000	313,803
2.80%, 01/25/52 (a)(b)	250,000	162,533
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	240,375
2.50%, 07/12/26	250,000	231,660
3.91%, 06/09/27	250,000	241,810
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	243,252
Natwest Group PLC
5.13%, 05/28/24	200,000	197,794
4.27%, 03/22/25 (a)(b)	450,000	437,328
4.80%, 04/05/26	350,000	342,370
1.64%, 06/14/27 (a)(b)	300,000	257,826
3.07%, 05/22/28 (a)(b)	200,000	177,120
5.52%, 09/30/28 (a)(b)	200,000	196,182
4.89%, 05/18/29 (a)(b)	300,000	282,249
3.75%, 11/01/29 (a)(b)	200,000	184,786
5.08%, 01/27/30 (a)(b)	200,000	187,890
4.45%, 05/08/30 (a)(b)	200,000	181,324
3.03%, 11/28/35 (a)(b)	250,000	183,658
Northern Trust Corp.
3.95%, 10/30/25	250,000	246,440
4.00%, 05/10/27 (a)	100,000	98,275
3.65%, 08/03/28 (a)	100,000	96,332
3.15%, 05/03/29 (a)	100,000	91,762
1.95%, 05/01/30 (a)	200,000	166,778
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	240,497
3.88%, 04/10/25 (a)	250,000	243,460
3.25%, 06/01/25 (a)	250,000	241,742
3.25%, 01/22/28 (a)	250,000	233,500
4.05%, 07/26/28	250,000	237,523
2.70%, 10/22/29	250,000	213,023
PNC Financial Services Group, Inc.
6.04%, 10/28/33 (a)(b)	250,000	262,860

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	187,404
1.80%, 08/12/28 (a)	250,000	213,048
7.38%, 12/10/37	100,000	115,452
Royal Bank of Canada
0.43%, 01/19/24	250,000	237,830
2.55%, 07/16/24	150,000	144,605
0.65%, 07/29/24	150,000	140,013
0.75%, 10/07/24	100,000	92,723
2.25%, 11/01/24	200,000	190,622
1.60%, 01/21/25	200,000	187,118
3.38%, 04/14/25	250,000	242,212
1.15%, 06/10/25	350,000	320,747
0.88%, 01/20/26	400,000	355,700
4.65%, 01/27/26	300,000	297,174
1.20%, 04/27/26	200,000	178,116
1.15%, 07/14/26	150,000	132,417
1.40%, 11/02/26	200,000	176,112
3.63%, 05/04/27	250,000	238,098
4.24%, 08/03/27	250,000	242,675
6.00%, 11/01/27	250,000	260,217
2.30%, 11/03/31	250,000	202,128
3.88%, 05/04/32	200,000	183,788
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	194,196
3.45%, 06/02/25 (a)	200,000	191,048
4.50%, 07/17/25 (a)	300,000	294,807
3.24%, 10/05/26 (a)(c)	150,000	139,577
4.40%, 07/13/27 (a)	150,000	144,326
2.49%, 01/06/28 (a)(b)	150,000	130,302
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	300,000	278,691
1.53%, 08/21/26 (a)(b)	200,000	176,096
1.67%, 06/14/27 (a)(b)	300,000	253,995
3.82%, 11/03/28 (a)(b)	250,000	220,875
2.90%, 03/15/32 (a)(b)	200,000	154,660
Santander UK PLC
4.00%, 03/13/24	200,000	197,286
2.88%, 06/18/24	200,000	193,064
State Street Corp.
3.78%, 12/03/24 (a)(b)	200,000	197,598
3.30%, 12/16/24	300,000	293,784
2.35%, 11/01/25 (a)(b)	200,000	189,446
2.90%, 03/30/26 (a)(b)	200,000	190,260
2.65%, 05/19/26	250,000	236,385
2.20%, 02/07/28 (a)(b)	100,000	89,827
4.14%, 12/03/29 (a)(b)	100,000	95,376
2.40%, 01/24/30	100,000	85,467
2.20%, 03/03/31	200,000	162,684
3.15%, 03/30/31 (a)(b)	100,000	88,393
2.62%, 02/07/33 (a)(b)	100,000	82,472
4.42%, 05/13/33 (a)(b)	100,000	95,709
3.03%, 11/01/34 (a)(b)	100,000	84,980
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	246,507
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	200,000	189,874
2.70%, 07/16/24	450,000	431,406
2.45%, 09/27/24	200,000	190,282
2.35%, 01/15/25	200,000	189,138
1.47%, 07/08/25	300,000	273,591
0.95%, 01/12/26	250,000	220,708
3.78%, 03/09/26	200,000	192,878
2.63%, 07/14/26	400,000	368,284
1.40%, 09/17/26	250,000	218,510
3.01%, 10/19/26	250,000	231,720
3.45%, 01/11/27	200,000	187,226
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.36%, 07/12/27	200,000	185,632
3.35%, 10/18/27	250,000	230,825
3.94%, 07/19/28	250,000	232,980
1.90%, 09/17/28	200,000	166,260
4.31%, 10/16/28	100,000	94,779
2.47%, 01/14/29	200,000	169,670
3.04%, 07/16/29	400,000	349,044
3.20%, 09/17/29	100,000	86,668
2.72%, 09/27/29	200,000	169,878
2.75%, 01/15/30	200,000	169,282
2.13%, 07/08/30	300,000	239,190
2.14%, 09/23/30	150,000	116,447
1.71%, 01/12/31	200,000	151,854
2.22%, 09/17/31	200,000	156,534
2.93%, 09/17/41	150,000	101,786
3.05%, 01/14/42	200,000	142,896
SVB Financial Group
1.80%, 10/28/26 (a)	200,000	174,062
3.13%, 06/05/30 (a)	200,000	163,814
1.80%, 02/02/31 (a)	100,000	72,119
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	245,200
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	147,828
4.25%, 08/15/24 (a)	200,000	195,318
4.50%, 07/23/25 (a)	250,000	239,577
3.70%, 08/04/26 (a)	200,000	182,662
3.95%, 12/01/27 (a)	200,000	179,902
5.15%, 03/19/29 (a)	150,000	143,970
The Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	200,000	191,350
3.65%, 02/04/24 (a)	500,000	493,910
3.25%, 09/11/24 (a)	200,000	194,940
2.10%, 10/24/24	200,000	191,262
1.60%, 04/24/25 (a)	250,000	232,303
3.35%, 04/25/25 (a)	200,000	194,442
0.75%, 01/28/26 (a)	500,000	445,580
2.80%, 05/04/26 (a)	200,000	189,048
2.45%, 08/17/26 (a)	150,000	139,247
3.25%, 05/16/27 (a)	250,000	237,738
3.44%, 02/07/28 (a)(b)	150,000	141,285
3.85%, 04/28/28	600,000	579,300
3.00%, 10/30/28 (a)	150,000	136,362
1.90%, 01/25/29 (a)	100,000	83,836
1.80%, 07/28/31 (a)	100,000	78,782
4.29%, 06/13/33 (a)(b)	200,000	187,872
The Bank of Nova Scotia
3.40%, 02/11/24	150,000	147,450
2.44%, 03/11/24	150,000	145,274
0.70%, 04/15/24	250,000	235,708
0.65%, 07/31/24	200,000	186,038
1.45%, 01/10/25	250,000	232,823
2.20%, 02/03/25	200,000	188,676
3.45%, 04/11/25	250,000	241,982
1.30%, 06/11/25	400,000	366,380
4.50%, 12/16/25	150,000	148,182
1.05%, 03/02/26	200,000	177,324
1.35%, 06/24/26	250,000	222,405
2.70%, 08/03/26	200,000	186,238
1.30%, 09/15/26	250,000	219,870
1.95%, 02/02/27	150,000	134,034
2.15%, 08/01/31	150,000	119,580
2.45%, 02/02/32	150,000	121,613
4.59%, 05/04/37 (a)(b)	200,000	172,322
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	344,617
4.00%, 03/03/24	500,000	493,825

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/15/24	400,000	390,024
3.85%, 07/08/24 (a)	424,000	418,437
3.50%, 01/23/25 (a)	450,000	437,652
1.76%, 01/24/25 (a)(b)	400,000	381,384
3.50%, 04/01/25 (a)	650,000	630,077
3.75%, 05/22/25 (a)	450,000	438,205
3.27%, 09/29/25 (a)(b)	450,000	433,507
4.25%, 10/21/25	350,000	343,511
0.86%, 02/12/26 (a)(b)	150,000	135,093
3.75%, 02/25/26 (a)	400,000	386,668
3.50%, 11/16/26 (a)	550,000	523,748
1.09%, 12/09/26 (a)(b)	400,000	352,756
5.95%, 01/15/27	157,000	163,665
3.85%, 01/26/27 (a)	600,000	576,966
1.43%, 03/09/27 (a)(b)	550,000	483,961
4.39%, 06/15/27 (a)(b)	150,000	144,926
1.54%, 09/10/27 (a)(b)	500,000	432,180
1.95%, 10/21/27 (a)(b)	800,000	701,520
2.64%, 02/24/28 (a)(b)	250,000	223,600
3.62%, 03/15/28 (a)(b)	500,000	465,205
3.69%, 06/05/28 (a)(b)	400,000	374,364
4.48%, 08/23/28 (a)(b)	300,000	288,216
3.81%, 04/23/29 (a)(b)	450,000	414,967
4.22%, 05/01/29 (a)(b)	600,000	563,760
2.60%, 02/07/30 (a)	350,000	294,000
3.80%, 03/15/30 (a)	400,000	364,268
1.99%, 01/27/32 (a)(b)	400,000	309,424
2.62%, 04/22/32 (a)(b)	700,000	566,244
2.38%, 07/21/32 (a)(b)	700,000	553,994
2.65%, 10/21/32 (a)(b)	500,000	401,600
6.13%, 02/15/33	150,000	158,264
3.10%, 02/24/33 (a)(b)	700,000	581,952
6.45%, 05/01/36	100,000	106,891
6.75%, 10/01/37	1,000,000	1,088,620
4.02%, 10/31/38 (a)(b)	500,000	423,260
4.41%, 04/23/39 (a)(b)	300,000	265,608
6.25%, 02/01/41	450,000	485,046
3.21%, 04/22/42 (a)(b)	400,000	297,128
2.91%, 07/21/42 (a)(b)	250,000	177,280
3.44%, 02/24/43 (a)(b)	300,000	229,734
4.80%, 07/08/44 (a)	350,000	323,806
5.15%, 05/22/45	350,000	332,535
4.75%, 10/21/45 (a)	300,000	277,383
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	243,272
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	246,260
3.90%, 04/29/24 (a)	250,000	246,822
2.20%, 11/01/24 (a)	100,000	95,458
2.60%, 07/23/26 (a)	100,000	92,935
1.15%, 08/13/26 (a)	150,000	131,813
3.15%, 05/19/27 (a)	200,000	186,186
3.45%, 04/23/29 (a)	250,000	230,430
2.55%, 01/22/30 (a)	300,000	255,276
2.31%, 04/23/32 (a)(b)	200,000	163,012
The Toronto-Dominion Bank
0.55%, 03/04/24	200,000	189,498
2.35%, 03/08/24	250,000	242,115
3.25%, 03/11/24	200,000	195,930
2.65%, 06/12/24	200,000	193,412
0.70%, 09/10/24	250,000	232,040
4.29%, 09/13/24	300,000	296,577
1.45%, 01/10/25	100,000	93,350
3.77%, 06/06/25	300,000	292,053
1.15%, 06/12/25	250,000	227,945
0.75%, 09/11/25	200,000	178,948
0.75%, 01/06/26	200,000	176,716
1.20%, 06/03/26	250,000	221,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 09/10/26	300,000	263,808
1.95%, 01/12/27	100,000	89,585
2.80%, 03/10/27	250,000	230,230
4.69%, 09/15/27	400,000	396,076
2.00%, 09/10/31	150,000	118,427
3.63%, 09/15/31 (a)(b)	300,000	277,095
2.45%, 01/12/32	150,000	122,195
3.20%, 03/10/32	300,000	260,040
4.46%, 06/08/32	300,000	287,745
Truist Bank
2.15%, 12/06/24 (a)	250,000	237,735
1.50%, 03/10/25 (a)	300,000	278,211
3.63%, 09/16/25 (a)	491,000	472,371
4.05%, 11/03/25 (a)	200,000	197,132
2.25%, 03/11/30 (a)	250,000	203,403
Truist Financial Corp.
3.75%, 12/06/23 (a)	100,000	98,958
2.50%, 08/01/24 (a)	300,000	288,393
2.85%, 10/26/24 (a)	300,000	289,734
4.00%, 05/01/25 (a)	200,000	196,642
1.20%, 08/05/25 (a)	200,000	182,656
4.26%, 07/28/26 (a)(b)	300,000	295,563
1.27%, 03/02/27 (a)(b)	200,000	177,482
1.13%, 08/03/27 (a)	250,000	212,250
3.88%, 03/19/29 (a)	100,000	92,667
1.89%, 06/07/29 (a)(b)	250,000	210,963
1.95%, 06/05/30 (a)	100,000	81,803
4.92%, 07/28/33 (a)(b)	200,000	189,002
US Bancorp
3.70%, 01/30/24 (a)	350,000	346,129
3.38%, 02/05/24 (a)	300,000	295,476
2.40%, 07/30/24 (a)	200,000	193,314
1.45%, 05/12/25 (a)	300,000	278,685
3.10%, 04/27/26 (a)	250,000	237,670
2.38%, 07/22/26 (a)	300,000	277,641
3.15%, 04/27/27 (a)	300,000	283,836
4.55%, 07/22/28 (a)(b)	250,000	243,997
3.00%, 07/30/29 (a)	150,000	133,337
1.38%, 07/22/30 (a)	400,000	313,132
2.68%, 01/27/33 (a)(b)	200,000	165,628
4.97%, 07/22/33 (a)(b)	250,000	238,290
5.85%, 10/21/33 (a)(b)	250,000	260,922
2.49%, 11/03/36 (a)(b)	250,000	194,288
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,788
2.80%, 01/27/25 (a)	250,000	241,402
Wachovia Corp.
5.50%, 08/01/35	130,000	128,539
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	45,662
Wells Fargo & Co.
4.48%, 01/16/24	150,000	149,318
3.75%, 01/24/24 (a)	550,000	542,624
3.30%, 09/09/24	424,000	413,498
3.00%, 02/19/25	500,000	481,880
0.81%, 05/19/25 (a)(b)	150,000	139,863
3.55%, 09/29/25	350,000	339,216
2.41%, 10/30/25 (a)(b)	550,000	519,365
2.16%, 02/11/26 (a)(b)	550,000	512,814
3.00%, 04/22/26	600,000	564,528
3.91%, 04/25/26 (a)(b)	500,000	484,480
2.19%, 04/30/26 (a)(b)	550,000	512,259
4.10%, 06/03/26	450,000	437,841
3.00%, 10/23/26	650,000	607,321
3.20%, 06/17/27 (a)(b)	400,000	372,556
4.30%, 07/22/27	480,000	464,318
3.53%, 03/24/28 (a)(b)	750,000	697,042

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.58%, 05/22/28 (a)(b)	500,000	464,595
2.39%, 06/02/28 (a)(b)	550,000	486,442
4.81%, 07/25/28 (a)(b)	500,000	488,570
4.15%, 01/24/29 (a)	475,000	449,364
2.88%, 10/30/30 (a)(b)	600,000	517,278
2.57%, 02/11/31 (a)(b)	550,000	461,670
4.48%, 04/04/31 (a)(b)	400,000	380,272
3.35%, 03/02/33 (a)(b)	700,000	599,004
4.90%, 07/25/33 (a)(b)	750,000	723,555
3.07%, 04/30/41 (a)(b)	650,000	483,054
5.38%, 11/02/43	300,000	286,128
5.61%, 01/15/44	450,000	441,702
4.65%, 11/04/44	250,000	218,933
3.90%, 05/01/45	430,000	348,029
4.90%, 11/17/45	350,000	309,403
4.40%, 06/14/46	300,000	246,981
4.75%, 12/07/46	400,000	345,212
5.01%, 04/04/51 (a)(b)	950,000	895,175
4.61%, 04/25/53 (a)(b)	625,000	556,169
5.95%, 12/01/86	150,000	142,911
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	256,962
6.60%, 01/15/38	250,000	276,602
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	127,277
Westpac Banking Corp.
3.30%, 02/26/24	200,000	197,084
5.35%, 10/18/24	200,000	201,764
1.02%, 11/18/24	250,000	232,435
2.35%, 02/19/25	250,000	237,673
3.74%, 08/26/25	200,000	195,360
2.85%, 05/13/26	200,000	188,724
1.15%, 06/03/26	250,000	221,923
2.70%, 08/19/26	100,000	93,748
3.35%, 03/08/27	150,000	142,545
4.04%, 08/26/27	200,000	195,656
3.40%, 01/25/28	250,000	236,508
1.95%, 11/20/28	200,000	170,998
2.65%, 01/16/30	100,000	87,620
2.89%, 02/04/30 (a)(b)	200,000	182,218
2.15%, 06/03/31	250,000	207,883
4.32%, 11/23/31 (a)(b)	250,000	228,505
4.11%, 07/24/34 (a)(b)	250,000	213,643
2.67%, 11/15/35 (a)(b)	250,000	183,933
3.02%, 11/18/36 (a)(b)	250,000	183,883
4.42%, 07/24/39	200,000	164,946
2.96%, 11/16/40	200,000	132,360
3.13%, 11/18/41	200,000	132,252
		240,762,631
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	99,104
3.30%, 06/15/30 (a)	150,000	126,752
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	48,136
2.88%, 09/15/26 (a)	200,000	187,496
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,739
BlackRock, Inc.
3.50%, 03/18/24	224,000	220,942
3.25%, 04/30/29 (a)	150,000	139,569
2.40%, 04/30/30 (a)	200,000	172,694
1.90%, 01/28/31 (a)	250,000	203,837
2.10%, 02/25/32 (a)	200,000	162,734
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	147,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	116,258
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	65,665
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	98,483
4.25%, 06/02/26 (a)	100,000	97,412
3.90%, 01/25/28 (a)	150,000	140,055
4.85%, 03/29/29 (a)	150,000	144,901
4.35%, 04/15/30 (a)	150,000	138,117
4.70%, 09/20/47 (a)	100,000	81,890
3.50%, 03/30/51 (a)	150,000	99,995
3.63%, 02/15/52 (a)	100,000	67,225
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	95,527
1.63%, 12/15/30 (a)	200,000	160,304
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	155,064
4.10%, 06/15/51 (a)	150,000	92,270
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,870
2.65%, 03/15/32 (a)	200,000	170,976
5.30%, 09/15/43 (a)	200,000	208,618
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	95,027
4.50%, 06/20/28 (a)	100,000	96,647
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,034
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,914
1.60%, 10/30/30 (a)	150,000	116,676
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	250,000	245,560
3.75%, 12/01/25 (a)	250,000	244,822
3.10%, 09/15/27 (a)	100,000	93,778
4.00%, 09/15/27 (a)	200,000	196,138
3.75%, 09/21/28 (a)	200,000	191,116
2.10%, 06/15/30 (a)	250,000	207,590
1.85%, 09/15/32 (a)	250,000	192,220
4.60%, 03/15/33 (a)	400,000	389,056
2.65%, 09/15/40 (a)	250,000	179,102
4.25%, 09/21/48 (a)	150,000	129,537
3.00%, 06/15/50 (a)	225,000	157,900
4.95%, 06/15/52 (a)	250,000	242,050
3.00%, 09/15/60 (a)	250,000	165,155
5.20%, 06/15/62 (a)	200,000	195,194
Invesco Finance PLC
4.00%, 01/30/24	100,000	98,940
3.75%, 01/15/26	130,000	125,593
5.38%, 11/30/43	100,000	96,199
Jefferies Group LLC
6.45%, 06/08/27	100,000	104,268
2.75%, 10/15/32 (a)	100,000	75,473
6.25%, 01/15/36	100,000	101,997
6.50%, 01/20/43	50,000	49,852
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	146,503
4.15%, 01/23/30	200,000	178,586
2.63%, 10/15/31 (a)	100,000	76,030
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	140,572
4.38%, 03/11/29 (a)	150,000	140,679
Legg Mason, Inc.
4.75%, 03/15/26	150,000	152,161
5.63%, 01/15/44	75,000	75,320

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	145,360
2.50%, 12/21/40 (a)	150,000	100,064
3.25%, 04/28/50 (a)	100,000	69,713
3.95%, 03/07/52 (a)	100,000	79,341
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,268
5.10%, 07/03/25	200,000	198,800
1.85%, 07/16/25	400,000	365,444
1.65%, 07/14/26	200,000	174,664
2.33%, 01/22/27	250,000	220,357
2.17%, 07/14/28	200,000	165,032
3.10%, 01/16/30	200,000	167,176
2.68%, 07/16/30	300,000	240,336
2.61%, 07/14/31	200,000	155,628
3.00%, 01/22/32	200,000	159,150
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	98,083
4.95%, 07/15/46	150,000	137,050
3.75%, 04/01/51 (a)	150,000	112,082
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,451
4.00%, 05/15/30 (a)	100,000	88,109
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	50,000	49,395
0.75%, 03/18/24 (a)(d)	250,000	237,590
3.75%, 04/01/24 (a)(d)	50,000	49,441
3.00%, 03/10/25 (a)(d)	50,000	48,199
4.20%, 03/24/25 (a)(d)	100,000	99,725
3.63%, 04/01/25 (a)(d)	50,000	48,856
3.85%, 05/21/25 (a)(d)	100,000	98,471
3.45%, 02/13/26 (a)(d)	50,000	48,737
0.90%, 03/11/26 (a)(d)	200,000	178,438
1.15%, 05/13/26 (a)(d)	150,000	134,009
3.20%, 03/02/27 (a)(d)	100,000	94,686
2.45%, 03/03/27 (a)(d)	250,000	230,450
3.30%, 04/01/27 (a)(d)	100,000	95,412
3.20%, 01/25/28 (a)(d)	100,000	93,795
2.00%, 03/20/28 (a)(d)	200,000	177,526
4.00%, 02/01/29 (a)(d)	100,000	96,132
3.25%, 05/22/29 (a)(d)	100,000	91,709
2.75%, 10/01/29 (a)(d)	50,000	44,211
4.63%, 03/22/30 (a)(d)	50,000	49,572
1.65%, 03/11/31 (a)(d)	100,000	78,837
2.30%, 05/13/31 (a)(d)	100,000	82,982
1.95%, 12/01/31 (a)(d)	125,000	99,284
2.90%, 03/03/32 (a)(d)	150,000	129,087
		13,894,151
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24 (a)	150,000	147,624
3.15%, 02/15/24 (a)	150,000	144,828
2.88%, 08/14/24 (a)	150,000	142,062
1.65%, 10/29/24 (a)	500,000	459,930
1.75%, 10/29/24 (a)	250,000	229,000
3.50%, 01/15/25 (a)	150,000	143,268
6.50%, 07/15/25 (a)	150,000	150,967
4.45%, 10/01/25 (a)	150,000	144,420
1.75%, 01/30/26 (a)	250,000	221,010
4.45%, 04/03/26 (a)	150,000	143,617
2.45%, 10/29/26 (a)	600,000	524,346
3.65%, 07/21/27 (a)	250,000	225,802
4.63%, 10/15/27 (a)	150,000	139,840
3.00%, 10/29/28 (a)	600,000	505,170
3.30%, 01/30/32 (a)	700,000	553,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/29/33 (a)	300,000	230,817
3.85%, 10/29/41 (a)	300,000	218,430
Air Lease Corp.
0.70%, 02/15/24 (a)	150,000	141,222
4.25%, 09/15/24 (a)	150,000	147,759
2.30%, 02/01/25 (a)	100,000	93,195
3.25%, 03/01/25 (a)	150,000	142,299
3.38%, 07/01/25 (a)	125,000	118,070
2.88%, 01/15/26 (a)	300,000	276,651
3.75%, 06/01/26 (a)	150,000	141,318
1.88%, 08/15/26 (a)	250,000	219,270
3.63%, 04/01/27 (a)	150,000	137,766
3.63%, 12/01/27 (a)	150,000	134,830
4.63%, 10/01/28 (a)	100,000	93,500
3.25%, 10/01/29 (a)	100,000	85,334
3.00%, 02/01/30 (a)	100,000	83,783
3.13%, 12/01/30 (a)	150,000	124,091
2.88%, 01/15/32 (a)	150,000	119,078
Aircastle Ltd.
4.13%, 05/01/24 (a)	100,000	96,851
4.25%, 06/15/26 (a)	100,000	93,338
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	145,608
4.25%, 03/01/25 (a)	100,000	95,182
3.25%, 07/15/25 (a)	250,000	229,612
3.88%, 01/15/26 (a)	250,000	230,310
2.15%, 07/15/26 (a)	150,000	128,198
2.88%, 06/15/27 (a)	100,000	85,863
2.88%, 06/15/28 (a)	200,000	164,522
3.20%, 11/15/31 (a)	150,000	112,577
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	83,070
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,754
Blackstone Private Credit Fund
2.35%, 11/22/24	100,000	92,252
4.70%, 03/24/25	200,000	196,158
2.63%, 12/15/26 (a)	200,000	171,410
3.25%, 03/15/27 (a)	200,000	172,894
4.00%, 01/15/29 (a)	150,000	129,471
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	140,050
2.75%, 09/16/26 (a)	150,000	133,374
2.85%, 09/30/28 (a)	200,000	158,688
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	96,827
1.65%, 10/12/24	100,000	91,267
4.13%, 02/01/25 (a)	100,000	95,725
3.40%, 01/15/26 (a)	150,000	136,845
2.63%, 01/15/27 (a)	100,000	85,146
3.13%, 10/12/28 (a)	150,000	121,589
GATX Corp.
3.25%, 09/15/26 (a)	100,000	92,937
3.85%, 03/30/27 (a)	150,000	141,951
3.50%, 03/15/28 (a)	150,000	137,049
4.70%, 04/01/29 (a)	150,000	144,543
4.00%, 06/30/30 (a)	100,000	90,144
1.90%, 06/01/31 (a)	100,000	75,176
3.10%, 06/01/51 (a)	100,000	62,202
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,413
2.88%, 01/15/26 (a)	150,000	138,889
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	173,648
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	85,803

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Capital Corp.
5.20%, 05/01/24	50,000	49,460
3.00%, 07/14/26 (a)	100,000	86,441
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,714
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,719
2.70%, 01/15/27 (a)	50,000	43,587
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	98,958
3.75%, 07/22/25 (a)	100,000	92,957
4.25%, 01/15/26 (a)	150,000	139,438
3.40%, 07/15/26 (a)	200,000	175,740
2.88%, 06/11/28 (a)	150,000	120,536
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	85,984
4.70%, 02/08/27 (a)	100,000	91,149
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	83,013
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	84,310
3.44%, 10/15/28 (a)	100,000	77,956
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	87,913
		12,408,781
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	98,861
3.25%, 12/04/24	150,000	144,788
3.70%, 07/18/27	100,000	94,120
2.25%, 03/09/31	100,000	79,379
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	85,832
		502,980
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	177,858
Aetna, Inc.
3.50%, 11/15/24 (a)	100,000	97,531
6.63%, 06/15/36	100,000	107,498
6.75%, 12/15/37	150,000	163,468
4.50%, 05/15/42 (a)	100,000	87,824
4.13%, 11/15/42 (a)	100,000	82,855
4.75%, 03/15/44 (a)	50,000	44,600
3.88%, 08/15/47 (a)	150,000	117,993
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	89,191
2.88%, 10/15/26 (a)	100,000	93,949
3.60%, 04/01/30 (a)	250,000	231,135
4.75%, 01/15/49 (a)	100,000	89,039
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	93,221
3.25%, 08/15/51 (a)	100,000	71,923
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,979
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	86,491
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	82,239
American International Group, Inc.
2.50%, 06/30/25 (a)	233,000	220,639
3.90%, 04/01/26 (a)	175,000	170,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 06/30/30 (a)	150,000	134,433
3.88%, 01/15/35 (a)	78,000	70,107
6.25%, 05/01/36	150,000	162,018
4.50%, 07/16/44 (a)	145,000	127,986
4.80%, 07/10/45 (a)	100,000	91,070
4.75%, 04/01/48 (a)	200,000	181,808
5.75%, 04/01/48 (a)(b)	100,000	93,900
4.38%, 06/30/50 (a)	200,000	173,434
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	190,821
3.35%, 12/01/24 (a)	100,000	97,179
2.38%, 01/15/25 (a)	175,000	166,955
3.65%, 12/01/27 (a)	500,000	476,100
4.10%, 03/01/28 (a)	150,000	145,245
2.88%, 09/15/29 (a)	150,000	132,702
2.25%, 05/15/30 (a)	200,000	167,892
2.55%, 03/15/31 (a)	200,000	169,084
6.38%, 06/15/37	150,000	163,134
4.63%, 05/15/42	200,000	184,734
4.65%, 01/15/43	150,000	138,873
5.10%, 01/15/44	150,000	143,957
4.65%, 08/15/44 (a)	150,000	136,935
4.38%, 12/01/47 (a)	250,000	218,330
4.55%, 03/01/48 (a)	150,000	133,139
3.70%, 09/15/49 (a)	150,000	115,581
3.13%, 05/15/50 (a)	200,000	141,966
3.60%, 03/15/51 (a)	200,000	153,136
4.55%, 05/15/52 (a)	100,000	90,721
Aon Corp.
4.50%, 12/15/28 (a)	100,000	97,433
3.75%, 05/02/29 (a)	150,000	139,535
2.80%, 05/15/30 (a)	200,000	171,824
2.05%, 08/23/31 (a)	100,000	79,446
6.25%, 09/30/40	50,000	52,264
2.90%, 08/23/51 (a)	100,000	66,092
Aon Corp/Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	82,315
3.90%, 02/28/52 (a)	125,000	98,558
Aon PLC
3.50%, 06/14/24 (a)	150,000	146,679
3.88%, 12/15/25 (a)	200,000	194,406
4.60%, 06/14/44 (a)	150,000	129,630
4.75%, 05/15/45 (a)	100,000	88,533
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,242
5.03%, 12/15/46 (a)	100,000	87,541
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	142,088
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	76,965
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	79,412
3.50%, 05/20/51 (a)	150,000	108,362
3.05%, 03/09/52 (a)	100,000	65,114
Assurant, Inc.
4.20%, 09/27/23 (a)	113,000	111,949
3.70%, 02/22/30 (a)	100,000	85,977
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	167,988
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	183,310
6.15%, 04/03/30 (a)	100,000	101,283
3.50%, 01/15/31 (a)	100,000	83,116
3.95%, 05/25/51 (a)	100,000	70,266
3.45%, 05/15/52 (a)	50,000	31,333

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXA S.A.
8.60%, 12/15/30	100,000	119,506
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	89,782
4.90%, 01/15/40 (a)(b)	50,000	41,083
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	139,830
1.85%, 03/12/30 (a)	100,000	84,499
1.45%, 10/15/30 (a)	150,000	121,664
2.88%, 03/15/32 (a)	200,000	176,826
5.75%, 01/15/40	200,000	221,644
4.30%, 05/15/43	150,000	138,213
4.20%, 08/15/48 (a)	400,000	359,728
4.25%, 01/15/49 (a)	350,000	314,072
2.85%, 10/15/50 (a)	300,000	205,311
2.50%, 01/15/51 (a)	100,000	64,403
3.85%, 03/15/52 (a)	450,000	368,500
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	531,542
4.50%, 02/11/43	100,000	95,429
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	140,216
5.63%, 05/15/30 (a)	150,000	146,739
4.70%, 06/22/47 (a)	200,000	151,106
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	98,467
2.38%, 03/15/31 (a)	250,000	194,302
4.95%, 03/17/52 (a)	100,000	83,077
Centene Corp.
4.25%, 12/15/27 (a)	400,000	376,224
2.45%, 07/15/28 (a)	400,000	339,236
4.63%, 12/15/29 (a)	600,000	558,954
3.38%, 02/15/30 (a)	300,000	256,707
3.00%, 10/15/30 (a)	300,000	247,815
2.50%, 03/01/31 (a)	300,000	237,882
2.63%, 08/01/31 (a)	200,000	159,046
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	145,187
3.35%, 05/03/26 (a)	400,000	387,432
1.38%, 09/15/30 (a)	250,000	197,180
4.15%, 03/13/43	200,000	172,422
4.35%, 11/03/45 (a)	250,000	222,685
2.85%, 12/15/51 (a)	150,000	102,339
3.05%, 12/15/61 (a)	250,000	166,800
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	158,872
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,179
4.50%, 03/01/26 (a)	150,000	148,360
3.45%, 08/15/27 (a)	100,000	93,077
3.90%, 05/01/29 (a)	100,000	92,098
2.05%, 08/15/30 (a)	100,000	79,219
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	144,497
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	200,000	191,636
3.65%, 04/05/27 (a)(c)	250,000	234,190
3.90%, 04/05/32 (a)(c)	300,000	264,867
4.35%, 04/05/42 (a)(c)	100,000	82,269
4.40%, 04/05/52 (a)(c)	250,000	201,772
Elevance Health, Inc.
5.50%, 10/15/32 (a)	150,000	155,053
6.10%, 10/15/52 (a)	150,000	163,644
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	92,225
3.10%, 09/01/31 (a)	100,000	73,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	334,715
5.00%, 04/20/48 (a)	250,000	220,220
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	87,737
3.50%, 10/15/50 (a)	200,000	140,392
3.13%, 10/15/52 (a)	150,000	96,864
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	95,554
4.63%, 04/29/30 (a)	125,000	114,716
3.38%, 03/03/31 (a)	100,000	81,671
5.63%, 08/16/32 (a)(c)	100,000	94,511
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	211,837
2.45%, 03/15/31 (a)	150,000	115,779
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	85,840
2.40%, 08/15/31 (a)	100,000	74,241
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	98,257
2.15%, 08/15/30 (a)	150,000	119,931
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	153,340
4.50%, 04/01/25 (a)	100,000	99,088
1.35%, 02/03/27 (a)	150,000	129,845
3.95%, 03/15/27 (a)	100,000	96,522
3.13%, 08/15/29 (a)	150,000	132,741
4.88%, 04/01/30 (a)	100,000	98,271
2.15%, 02/03/32 (a)	150,000	118,946
4.95%, 10/01/44 (a)	100,000	92,694
4.80%, 03/15/47 (a)	100,000	90,197
3.95%, 08/15/49 (a)	150,000	121,559
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	77,744
5.67%, 06/08/32 (a)	100,000	95,267
4.00%, 11/23/51 (a)	100,000	65,076
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	98,067
2.40%, 09/30/30 (a)	150,000	118,785
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	141,674
3.80%, 03/01/28 (a)	100,000	93,449
3.05%, 01/15/30 (a)	100,000	83,303
3.40%, 01/15/31 (a)	150,000	124,599
3.40%, 03/01/32 (a)	75,000	61,608
7.00%, 06/15/40	100,000	105,408
4.38%, 06/15/50 (a)	150,000	116,591
Loews Corp.
3.20%, 05/15/30 (a)	100,000	87,601
6.00%, 02/01/35	100,000	103,802
4.13%, 05/15/43 (a)	100,000	81,614
Manulife Financial Corp.
4.15%, 03/04/26	200,000	196,894
2.48%, 05/19/27 (a)	100,000	90,568
4.06%, 02/24/32 (a)(b)	200,000	180,450
3.70%, 03/16/32 (a)	150,000	135,227
Markel Corp.
3.50%, 11/01/27 (a)	100,000	92,555
3.35%, 09/17/29 (a)	100,000	88,066
5.00%, 04/05/46	200,000	177,308
4.30%, 11/01/47 (a)	75,000	59,164
4.15%, 09/17/50 (a)	100,000	76,695
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	197,488
3.50%, 06/03/24 (a)	150,000	146,992
3.50%, 03/10/25 (a)	100,000	97,542

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/14/26 (a)	150,000	146,256
4.38%, 03/15/29 (a)	250,000	244,247
2.25%, 11/15/30 (a)	140,000	115,552
5.88%, 08/01/33	100,000	105,606
4.75%, 03/15/39 (a)	150,000	139,421
4.35%, 01/30/47 (a)	100,000	86,027
4.20%, 03/01/48 (a)	50,000	41,915
4.90%, 03/15/49 (a)	200,000	187,248
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	94,301
MetLife, Inc.
3.60%, 04/10/24	250,000	245,537
3.60%, 11/13/25 (a)	100,000	97,604
4.55%, 03/23/30 (a)	200,000	200,068
6.38%, 06/15/34	200,000	223,086
5.70%, 06/15/35	250,000	263,655
5.88%, 02/06/41	150,000	156,187
4.13%, 08/13/42	100,000	86,525
4.88%, 11/13/43	250,000	236,647
4.72%, 12/15/44	100,000	90,905
4.05%, 03/01/45	100,000	84,997
4.60%, 05/13/46 (a)	100,000	93,413
5.00%, 07/15/52 (a)	100,000	96,839
6.40%, 12/15/66 (a)	230,000	217,741
10.75%, 08/01/69 (a)(b)	75,000	100,016
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	38,268
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	144,242
3.85%, 06/11/51 (a)	125,000	88,260
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	90,635
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	123,804
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	94,018
3.70%, 05/15/29 (a)	150,000	140,840
2.13%, 06/15/30 (a)	150,000	123,945
4.30%, 11/15/46 (a)	137,000	114,176
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	135,738
3.88%, 03/27/28 (a)	97,000	93,714
2.10%, 03/10/30 (a)	200,000	166,120
6.63%, 12/01/37	150,000	165,640
3.00%, 03/10/40 (a)	250,000	187,672
5.20%, 03/15/44 (a)(b)	100,000	95,337
4.60%, 05/15/44	300,000	276,096
5.38%, 05/15/45 (a)(b)	150,000	140,826
4.50%, 09/15/47 (a)(b)	100,000	87,852
3.91%, 12/07/47 (a)	200,000	162,452
5.70%, 09/15/48 (a)(b)	150,000	140,711
3.94%, 12/07/49 (a)	100,000	79,739
4.35%, 02/25/50 (a)	150,000	130,317
3.70%, 10/01/50 (a)(b)	200,000	161,608
3.70%, 03/13/51 (a)	300,000	234,252
5.13%, 03/01/52 (a)(b)	200,000	172,414
Prudential PLC
3.13%, 04/14/30	200,000	175,180
Radian Group, Inc.
6.63%, 03/15/25 (a)	150,000	149,308
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	183,876
3.15%, 06/15/30 (a)	200,000	171,750
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	136,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	79,261
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	132,749
3.28%, 12/15/26 (a)	100,000	95,359
5.35%, 06/01/33	200,000	203,902
5.55%, 05/09/35	150,000	155,899
4.50%, 06/15/43	200,000	181,302
4.20%, 12/15/46 (a)	100,000	85,440
3.85%, 08/10/49 (a)	100,000	79,541
The Chubb Corp.
6.50%, 05/15/38	100,000	112,172
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	77,645
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	129,609
6.10%, 10/01/41	80,000	82,223
4.40%, 03/15/48 (a)	100,000	84,867
3.60%, 08/19/49 (a)	150,000	111,924
2.90%, 09/15/51 (a)	150,000	98,246
The Progressive Corp.
2.45%, 01/15/27	100,000	92,223
4.00%, 03/01/29 (a)	150,000	145,612
3.20%, 03/26/30 (a)	100,000	90,542
6.25%, 12/01/32	150,000	165,828
3.70%, 01/26/45	100,000	79,316
4.20%, 03/15/48 (a)	250,000	212,955
3.95%, 03/26/50 (a)	100,000	81,733
3.70%, 03/15/52 (a)	100,000	78,494
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	172,090
5.35%, 11/01/40	100,000	101,420
4.60%, 08/01/43	200,000	182,746
4.00%, 05/30/47 (a)	200,000	166,734
4.10%, 03/04/49 (a)	100,000	83,059
2.55%, 04/27/50 (a)	300,000	189,921
3.05%, 06/08/51 (a)	200,000	140,108
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	124,055
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	147,876
0.55%, 05/15/24 (a)	200,000	188,324
3.75%, 07/15/25	355,000	348,869
1.25%, 01/15/26	150,000	136,212
3.10%, 03/15/26	200,000	191,668
1.15%, 05/15/26 (a)	200,000	180,240
3.38%, 04/15/27	150,000	143,675
3.70%, 05/15/27 (a)	150,000	145,735
2.95%, 10/15/27	150,000	139,866
5.25%, 02/15/28 (a)	200,000	205,772
3.85%, 06/15/28	250,000	241,542
3.88%, 12/15/28	150,000	144,479
4.00%, 05/15/29 (a)	150,000	144,761
2.88%, 08/15/29	200,000	180,086
5.30%, 02/15/30 (a)	200,000	207,250
2.00%, 05/15/30	250,000	208,907
2.30%, 05/15/31 (a)	300,000	251,676
4.20%, 05/15/32 (a)	250,000	241,612
5.35%, 02/15/33 (a)	300,000	312,687
4.63%, 07/15/35	200,000	196,204
5.80%, 03/15/36	193,000	206,396
6.63%, 11/15/37	150,000	170,121
6.88%, 02/15/38	250,000	293,600
3.50%, 08/15/39 (a)	250,000	207,645
2.75%, 05/15/40 (a)	150,000	111,728
5.70%, 10/15/40 (a)	75,000	78,617
3.05%, 05/15/41 (a)	300,000	230,850

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/41 (a)	100,000	94,023
3.95%, 10/15/42 (a)	100,000	86,109
4.25%, 03/15/43 (a)	100,000	90,341
4.75%, 07/15/45	350,000	333,847
4.20%, 01/15/47 (a)	150,000	130,868
4.25%, 04/15/47 (a)	100,000	87,687
3.75%, 10/15/47 (a)	200,000	163,352
4.25%, 06/15/48 (a)	250,000	219,892
4.45%, 12/15/48 (a)	175,000	158,844
3.70%, 08/15/49 (a)	250,000	201,370
2.90%, 05/15/50 (a)	250,000	173,840
3.25%, 05/15/51 (a)	350,000	259,479
4.75%, 05/15/52 (a)	350,000	331,261
5.88%, 02/15/53 (a)	300,000	331,929
3.88%, 08/15/59 (a)	200,000	161,080
3.13%, 05/15/60 (a)	150,000	104,756
4.95%, 05/15/62 (a)	150,000	144,579
6.05%, 02/15/63 (a)	250,000	280,890
Unum Group
4.00%, 06/15/29 (a)	100,000	91,228
5.75%, 08/15/42	100,000	91,816
4.50%, 12/15/49 (a)	100,000	74,435
4.13%, 06/15/51 (a)	100,000	70,297
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,989
5.70%, 07/15/43	100,000	94,116
4.70%, 01/23/48 (a)(b)	100,000	74,875
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	194,590
4.65%, 06/15/27 (a)	150,000	145,851
4.50%, 09/15/28 (a)	150,000	142,874
2.95%, 09/15/29 (a)	200,000	170,628
3.88%, 09/15/49 (a)	150,000	109,086
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	39,770
3.55%, 03/30/52 (a)	100,000	71,267
3.15%, 09/30/61 (a)	100,000	62,012
XLIT Ltd.
5.25%, 12/15/43	130,000	129,840
		46,715,609
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	123,773
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	145,072
4.50%, 07/30/29 (a)	50,000	47,470
2.75%, 12/15/29 (a)	100,000	85,150
4.70%, 07/01/30 (a)	100,000	96,159
4.90%, 12/15/30 (a)	150,000	146,394
3.38%, 08/15/31 (a)	150,000	132,153
2.00%, 05/18/32 (a)	100,000	76,630
1.88%, 02/01/33 (a)	250,000	186,712
2.95%, 03/15/34 (a)	150,000	122,264
4.85%, 04/15/49 (a)	50,000	43,260
4.00%, 02/01/50 (a)	150,000	116,490
3.00%, 05/18/51 (a)	150,000	98,334
3.55%, 03/15/52 (a)	200,000	144,942
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	93,391
4.90%, 02/15/29 (a)	100,000	95,263
2.38%, 07/15/31 (a)	100,000	78,155
3.63%, 04/15/32 (a)	150,000	127,894
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	146,449
3.45%, 06/01/25 (a)	100,000	96,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 05/11/26 (a)	100,000	93,390
2.90%, 10/15/26 (a)	100,000	92,269
3.30%, 06/01/29 (a)	200,000	181,196
2.30%, 03/01/30 (a)	100,000	84,328
2.45%, 01/15/31 (a)	150,000	125,553
2.05%, 01/15/32 (a)	150,000	119,567
3.90%, 10/15/46 (a)	150,000	118,170
Boston Properties LP
3.80%, 02/01/24 (a)	195,000	191,402
3.65%, 02/01/26 (a)	150,000	142,750
2.75%, 10/01/26 (a)	200,000	181,668
4.50%, 12/01/28 (a)	150,000	140,098
3.40%, 06/21/29 (a)	200,000	173,022
2.90%, 03/15/30 (a)	100,000	82,037
3.25%, 01/30/31 (a)	200,000	167,316
2.55%, 04/01/32 (a)	150,000	115,773
2.45%, 10/01/33 (a)	200,000	147,292
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	145,531
4.55%, 10/01/29 (a)	100,000	88,029
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	144,642
4.13%, 06/15/26 (a)	150,000	142,069
3.90%, 03/15/27 (a)	100,000	92,889
4.13%, 05/15/29 (a)	150,000	133,938
4.05%, 07/01/30 (a)	150,000	132,309
2.50%, 08/16/31 (a)	100,000	76,851
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	95,465
3.15%, 07/01/29 (a)	150,000	134,058
2.80%, 05/15/30 (a)	100,000	86,590
3.35%, 11/01/49 (a)	50,000	35,841
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	88,874
2.00%, 01/15/29 (a)	150,000	116,496
2.75%, 04/15/31 (a)	100,000	76,227
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	139,311
4.38%, 02/15/29 (a)	100,000	93,697
2.00%, 02/15/31 (a)	100,000	76,290
2.50%, 02/15/32 (a)	150,000	115,682
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	140,407
4.45%, 07/15/28 (a)	150,000	143,173
3.60%, 07/01/29 (a)	150,000	136,164
EPR Properties
4.75%, 12/15/26 (a)	150,000	135,511
4.50%, 06/01/27 (a)	150,000	131,331
3.75%, 08/15/29 (a)	100,000	79,560
3.60%, 11/15/31 (a)	100,000	73,533
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,390
2.85%, 11/01/26 (a)	150,000	139,072
3.50%, 03/01/28 (a)	100,000	92,894
4.15%, 12/01/28 (a)	100,000	94,846
3.00%, 07/01/29 (a)	100,000	88,113
2.50%, 02/15/30 (a)	100,000	84,009
4.50%, 07/01/44 (a)	150,000	132,192
4.50%, 06/01/45 (a)	50,000	43,373
4.00%, 08/01/47 (a)	100,000	80,048
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	73,237
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	125,770
4.00%, 03/01/29 (a)	150,000	137,580
3.00%, 01/15/30 (a)	100,000	85,123

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/15/31 (a)	150,000	112,694
2.65%, 03/15/32 (a)	150,000	119,999
2.65%, 09/01/50 (a)	100,000	58,467
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	79,074
2.35%, 03/15/32 (a)	150,000	115,142
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	100,000	98,674
1.25%, 02/15/26 (a)	150,000	133,038
3.25%, 07/15/27 (a)	100,000	92,086
3.50%, 06/01/30 (a)	100,000	87,022
4.50%, 12/01/44 (a)	100,000	80,750
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	100,000	93,631
3.10%, 02/15/30 (a)	150,000	127,389
2.00%, 03/15/31 (a)	100,000	76,816
2.05%, 03/15/31 (a)	150,000	112,781
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	96,567
3.25%, 07/15/26 (a)	200,000	189,512
3.50%, 07/15/29 (a)	150,000	134,820
3.00%, 01/15/30 (a)	100,000	86,362
2.88%, 01/15/31 (a)	250,000	211,790
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	88,394
3.05%, 02/15/30 (a)	100,000	80,671
2.60%, 02/01/31 (a)	150,000	113,726
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	97,436
4.00%, 06/15/25 (a)	105,000	100,885
3.38%, 12/15/29 (a)	150,000	127,435
3.50%, 09/15/30 (a)	225,000	187,744
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	87,840
3.25%, 01/15/30 (a)	100,000	78,593
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	167,286
2.00%, 08/15/31 (a)	100,000	74,468
4.15%, 04/15/32 (a)	100,000	88,656
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	92,295
4.25%, 08/15/29 (a)	120,000	107,094
3.05%, 02/15/30 (a)	150,000	122,196
2.50%, 11/15/32 (a)	150,000	109,340
Kimco Realty Corp.
3.30%, 02/01/25 (a)	250,000	240,640
2.80%, 10/01/26 (a)	100,000	92,097
1.90%, 03/01/28 (a)	100,000	84,160
2.70%, 10/01/30 (a)	200,000	165,330
4.60%, 02/01/33 (a)	100,000	93,688
4.25%, 04/01/45 (a)	150,000	117,246
4.13%, 12/01/46 (a)	100,000	75,900
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	120,647
Life Storage LP
3.88%, 12/15/27 (a)	150,000	139,909
4.00%, 06/15/29 (a)	100,000	90,397
2.20%, 10/15/30 (a)	50,000	39,225
2.40%, 10/15/31 (a)	150,000	116,309
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	97,951
1.10%, 09/15/26 (a)	150,000	130,192
3.60%, 06/01/27 (a)	150,000	142,960
4.20%, 06/15/28 (a)	100,000	95,780
3.95%, 03/15/29 (a)	50,000	47,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 03/15/30 (a)	100,000	86,416
1.70%, 02/15/31 (a)	100,000	78,614
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	73,288
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	96,739
3.50%, 10/15/27 (a)	100,000	90,859
4.30%, 10/15/28 (a)	100,000	93,507
2.50%, 04/15/30 (a)	100,000	82,179
4.80%, 10/15/48 (a)	50,000	42,620
3.10%, 04/15/50 (a)	100,000	63,730
3.00%, 04/15/52 (a)	100,000	62,355
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	246,000	243,090
4.50%, 04/01/27 (a)	150,000	140,301
4.75%, 01/15/28 (a)	100,000	92,578
3.63%, 10/01/29 (a)	150,000	124,569
3.38%, 02/01/31 (a)	150,000	117,762
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	74,711
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,117
2.63%, 11/01/31 (a)	100,000	79,460
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	116,679
Prologis LP
3.25%, 06/30/26 (a)	230,000	219,089
2.13%, 04/15/27 (a)	150,000	135,489
4.38%, 02/01/29 (a)	50,000	48,285
2.88%, 11/15/29 (a)	50,000	43,705
2.25%, 04/15/30 (a)	200,000	167,858
1.75%, 07/01/30 (a)	150,000	119,937
1.25%, 10/15/30 (a)	100,000	76,772
1.63%, 03/15/31 (a)	100,000	77,364
2.25%, 01/15/32 (a)	100,000	80,638
3.05%, 03/01/50 (a)	50,000	34,953
3.00%, 04/15/50 (a)	150,000	103,452
2.13%, 10/15/50 (a)	150,000	87,332
Public Storage
0.88%, 02/15/26 (a)	125,000	110,619
1.50%, 11/09/26 (a)	150,000	134,536
3.09%, 09/15/27 (a)	50,000	46,838
1.85%, 05/01/28 (a)	150,000	129,441
3.39%, 05/01/29 (a)	150,000	138,234
2.30%, 05/01/31 (a)	100,000	83,168
2.25%, 11/09/31 (a)	100,000	81,214
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	49,777
3.88%, 04/15/25 (a)	150,000	146,871
0.75%, 03/15/26 (a)	150,000	130,764
4.88%, 06/01/26 (a)	100,000	100,590
4.13%, 10/15/26 (a)	100,000	97,057
3.00%, 01/15/27 (a)	180,000	166,801
3.95%, 08/15/27 (a)	150,000	144,103
3.40%, 01/15/28 (a)	100,000	92,587
2.20%, 06/15/28 (a)	100,000	86,257
3.10%, 12/15/29 (a)	100,000	87,952
3.25%, 01/15/31 (a)	200,000	175,342
2.85%, 12/15/32 (a)	150,000	124,374
4.65%, 03/15/47 (a)	150,000	138,918
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	140,194
3.70%, 06/15/30 (a)	100,000	87,681
4.40%, 02/01/47 (a)	100,000	79,249
4.65%, 03/15/49 (a)	75,000	61,427

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	89,611
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	116,250
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	123,913
3.20%, 12/01/31 (a)	150,000	112,956
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	77,331
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	237,007
3.38%, 10/01/24 (a)	200,000	194,702
3.50%, 09/01/25 (a)	250,000	240,712
3.30%, 01/15/26 (a)	250,000	238,557
3.25%, 11/30/26 (a)	250,000	235,450
3.38%, 12/01/27 (a)	150,000	139,678
2.45%, 09/13/29 (a)	250,000	210,245
2.65%, 07/15/30 (a)	150,000	126,786
2.20%, 02/01/31 (a)	150,000	119,678
2.25%, 01/15/32 (a)	200,000	156,436
2.65%, 02/01/32 (a)	100,000	80,827
6.75%, 02/01/40 (a)	100,000	108,649
4.25%, 11/30/46 (a)	150,000	120,750
3.25%, 09/13/49 (a)	150,000	101,474
3.80%, 07/15/50 (a)	250,000	185,990
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	141,996
4.70%, 06/01/27 (a)	100,000	94,741
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	96,392
2.10%, 03/15/28 (a)	100,000	81,826
3.40%, 01/15/30 (a)	50,000	41,785
3.20%, 02/15/31 (a)	150,000	120,774
2.70%, 02/15/32 (a)	75,000	56,072
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	91,323
4.63%, 03/15/29 (a)	100,000	91,836
2.70%, 12/01/31 (a)	100,000	77,184
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	83,433
2.70%, 07/15/31 (a)	100,000	78,275
4.20%, 04/15/32 (a)	100,000	86,779
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	91,245
2.75%, 09/01/31 (a)	100,000	72,164
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	139,408
3.50%, 01/15/28 (a)	100,000	91,083
3.20%, 01/15/30 (a)	150,000	130,515
3.00%, 08/15/31 (a)	100,000	84,028
2.10%, 08/01/32 (a)	150,000	112,431
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,283
2.65%, 01/15/25 (a)	100,000	94,601
3.50%, 02/01/25 (a)	150,000	143,952
3.25%, 10/15/26 (a)	100,000	92,559
3.85%, 04/01/27 (a)	150,000	142,014
4.00%, 03/01/28 (a)	100,000	93,493
4.40%, 01/15/29 (a)	250,000	235,420
4.75%, 11/15/30 (a)	100,000	94,928
5.70%, 09/30/43 (a)	100,000	92,669
4.38%, 02/01/45 (a)	100,000	79,364
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	139,803
2.15%, 06/01/26 (a)	100,000	84,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	99,189
3.63%, 03/15/24 (a)	200,000	196,058
4.00%, 06/01/25 (a)	300,000	292,869
4.25%, 04/01/26 (a)	150,000	146,439
4.25%, 04/15/28 (a)	100,000	94,823
4.13%, 03/15/29 (a)	150,000	139,197
2.75%, 01/15/31 (a)	150,000	121,991
3.85%, 06/15/32 (a)	150,000	130,816
6.50%, 03/15/41 (a)	150,000	152,151
4.95%, 09/01/48 (a)	100,000	86,378
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	97,396
4.25%, 10/01/26 (a)	150,000	145,282
2.40%, 02/01/31 (a)	200,000	160,774
2.25%, 04/01/33 (a)	100,000	74,902
		28,098,475
		342,382,627

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	229,702
2.05%, 05/15/30 (a)	200,000	168,550
2.70%, 05/15/40 (a)	150,000	113,951
2.80%, 05/15/50 (a)	200,000	142,346
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	46,707
5.65%, 06/01/52 (a)	200,000	187,900
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	173,136
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	200,000	201,684
4.25%, 07/16/29	100,000	89,951
7.00%, 10/15/39	100,000	102,350
6.75%, 03/01/41 (e)	50,000	49,380
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	101,731
5.75%, 05/01/43	150,000	152,743
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	150,000	154,959
BHP Billiton Finance (USA) Ltd.
6.42%, 03/01/26	150,000	157,612
4.13%, 02/24/42	95,000	84,885
5.00%, 09/30/43	450,000	448,335
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	200,970
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	135,425
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,177
5.90%, 07/05/24	350,000	348,015
6.05%, 03/15/25	300,000	298,659
1.40%, 08/05/26 (a)	100,000	83,024
6.17%, 07/15/27 (a)	350,000	342,895
6.33%, 07/15/29 (a)	200,000	192,494
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,300
CF Industries, Inc.
5.15%, 03/15/34	200,000	191,612
4.95%, 06/01/43	100,000	87,518
5.38%, 03/15/44	150,000	137,982

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	200,000	198,868
4.73%, 11/15/28 (a)	400,000	398,972
5.32%, 11/15/38 (a)	250,000	245,115
5.42%, 11/15/48 (a)	400,000	387,676
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	146,737
4.50%, 12/01/28 (a)	150,000	143,151
4.80%, 09/01/42 (a)	100,000	85,532
4.65%, 10/15/44 (a)	100,000	82,682
Ecolab, Inc.
0.90%, 12/15/23 (a)	100,000	96,011
2.70%, 11/01/26 (a)	150,000	140,280
1.65%, 02/01/27 (a)	100,000	89,069
3.25%, 12/01/27 (a)	150,000	141,070
4.80%, 03/24/30 (a)	200,000	199,944
1.30%, 01/30/31 (a)	100,000	77,412
2.13%, 02/01/32 (a)	150,000	121,502
2.13%, 08/15/50 (a)	100,000	58,367
2.70%, 12/15/51 (a)	150,000	97,331
2.75%, 08/18/55 (a)	150,000	94,547
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	185,536
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	200,028
FMC Corp.
3.20%, 10/01/26 (a)	100,000	93,772
3.45%, 10/01/29 (a)	100,000	89,150
4.50%, 10/01/49 (a)	100,000	81,092
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	146,127
4.13%, 03/01/28 (a)	200,000	183,824
5.25%, 09/01/29 (a)	100,000	96,116
4.63%, 08/01/30 (a)	200,000	184,912
5.40%, 11/14/34 (a)	100,000	94,525
5.45%, 03/15/43 (a)	400,000	360,544
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	172,809
8.88%, 05/15/31	100,000	123,726
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	90,702
2.95%, 06/15/31 (a)	100,000	79,418
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	94,554
4.38%, 06/01/47 (a)	100,000	79,157
5.00%, 09/26/48 (a)	150,000	129,686
International Paper Co.
7.30%, 11/15/39	100,000	110,870
6.00%, 11/15/41 (a)	100,000	100,569
4.80%, 06/15/44 (a)	100,000	89,096
5.15%, 05/15/46 (a)	100,000	91,932
4.40%, 08/15/47 (a)	100,000	83,844
4.35%, 08/15/48 (a)	100,000	85,233
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	95,432
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	48,105
3.20%, 01/30/26 (a)	150,000	145,351
1.10%, 08/10/30 (a)	200,000	155,268
2.00%, 08/10/50 (a)	150,000	87,006
LYB International Finance BV
5.25%, 07/15/43	150,000	133,392
4.88%, 03/15/44 (a)	150,000	127,251
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	139,068
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	178,780
2.25%, 10/01/30 (a)	100,000	80,110
3.38%, 10/01/40 (a)	100,000	72,621
4.20%, 10/15/49 (a)	100,000	75,143
4.20%, 05/01/50 (a)	250,000	188,415
3.63%, 04/01/51 (a)	250,000	171,672
3.80%, 10/01/60 (a)	100,000	66,062
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	79,606
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	79,310
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	86,229
2.25%, 10/01/30 (a)	200,000	162,170
2.60%, 07/15/32 (a)	200,000	160,886
5.88%, 04/01/35	100,000	103,100
4.88%, 03/15/42 (a)	330,000	303,128
5.45%, 06/09/44 (a)	100,000	96,197
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	233,382
3.95%, 05/01/28 (a)	150,000	143,004
2.70%, 06/01/30 (a)	250,000	214,092
6.40%, 12/01/37	50,000	54,727
3.85%, 04/01/52 (a)	100,000	77,309
2.98%, 12/15/55 (a)	200,000	125,566
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	96,314
4.20%, 04/01/29 (a)	100,000	94,878
5.88%, 12/01/36	50,000	51,428
6.13%, 01/15/41 (a)	145,000	150,606
4.90%, 06/01/43 (a)	100,000	90,313
5.25%, 01/15/45 (a)	150,000	139,820
5.00%, 04/01/49 (a)	100,000	92,247
3.95%, 05/13/50 (a)	150,000	118,587
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	92,954
3.00%, 12/15/29 (a)	150,000	130,578
4.05%, 12/15/49 (a)	100,000	79,149
3.05%, 10/01/51 (a)	150,000	99,957
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	95,953
1.20%, 03/15/26 (a)	100,000	89,197
2.80%, 08/15/29 (a)	100,000	87,278
2.55%, 06/15/30 (a)	200,000	170,012
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	158,706
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	114,507
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	111,221
5.20%, 11/02/40	250,000	256,157
2.75%, 11/02/51 (a)	200,000	136,494
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	190,790
4.13%, 08/21/42 (a)	200,000	177,404
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	140,865
4.55%, 03/01/29 (a)	100,000	93,455
4.25%, 01/15/48 (a)	100,000	76,642
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,769
7.50%, 07/27/35	150,000	169,507
6.75%, 04/16/40	200,000	217,766
5.25%, 11/08/42	250,000	233,422
5.88%, 04/23/45	250,000	251,395

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	95,326
2.40%, 06/15/25 (a)	100,000	93,999
5.00%, 12/15/26 (a)	100,000	98,941
1.65%, 10/15/27 (a)	100,000	84,046
3.45%, 04/15/30 (a)	100,000	88,191
3.25%, 10/15/50 (a)	150,000	98,447
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	84,195
6.00%, 01/15/29 (a)	200,000	199,056
5.00%, 01/15/30 (a)	200,000	187,514
3.75%, 01/15/31 (a)	250,000	209,975
3.13%, 01/15/32 (a)	200,000	157,084
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	180,166
6.00%, 08/15/40 (a)	95,000	90,669
5.20%, 03/01/42 (a)	100,000	87,314
5.40%, 02/01/43 (a)	100,000	87,962
The Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	98,960
7.38%, 11/01/29	174,000	192,632
2.10%, 11/15/30 (a)	250,000	200,220
4.25%, 10/01/34 (a)	50,000	44,209
9.40%, 05/15/39	100,000	132,584
5.25%, 11/15/41 (a)	100,000	93,192
4.38%, 11/15/42 (a)	250,000	209,807
4.63%, 10/01/44 (a)	100,000	84,370
5.55%, 11/30/48 (a)	150,000	142,134
4.80%, 05/15/49 (a)	150,000	127,380
3.60%, 11/15/50 (a)	250,000	179,912
6.90%, 05/15/53 (a)	150,000	163,270
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	236,635
4.88%, 11/15/41 (a)	100,000	85,353
5.63%, 11/15/43 (a)	100,000	94,787
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,387
3.45%, 08/01/25 (a)	200,000	192,872
3.45%, 06/01/27 (a)	250,000	235,140
2.95%, 08/15/29 (a)	200,000	176,382
2.30%, 05/15/30 (a)	100,000	83,119
4.00%, 12/15/42 (a)	100,000	80,113
4.50%, 06/01/47 (a)	200,000	174,538
3.80%, 08/15/49 (a)	100,000	76,942
3.30%, 05/15/50 (a)	100,000	71,055
2.90%, 03/15/52 (a)	100,000	65,057
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	467,424
3.75%, 07/08/30 (a)	200,000	174,740
6.88%, 11/21/36	350,000	369,166
6.88%, 11/10/39	200,000	205,170
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	94,083
3.38%, 06/15/30 (a)	100,000	86,689
5.00%, 08/15/46 (a)	100,000	85,652
4.38%, 11/15/47 (a)	100,000	76,821
3.13%, 08/15/51 (a)	50,000	32,214
3.38%, 08/15/61 (a)	100,000	60,571
WestRock MWV LLC
7.95%, 02/15/31	150,000	169,719
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	108,365
4.00%, 11/15/29 (a)	150,000	137,999
4.00%, 04/15/30 (a)	150,000	136,985
7.38%, 03/15/32	50,000	55,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	97,098
4.65%, 03/15/26 (a)	250,000	246,425
4.00%, 03/15/28 (a)	150,000	140,354
3.90%, 06/01/28 (a)	100,000	92,481
4.90%, 03/15/29 (a)	100,000	96,820
3.00%, 06/15/33 (a)	250,000	201,222
		26,861,991
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	100,000	98,340
2.00%, 02/14/25 (a)	150,000	142,479
2.65%, 04/15/25 (a)	150,000	144,069
3.00%, 08/07/25	100,000	96,531
2.88%, 10/15/27 (a)	100,000	93,205
3.63%, 09/14/28 (a)	150,000	143,406
3.38%, 03/01/29 (a)	200,000	186,758
3.05%, 04/15/30 (a)	200,000	179,582
3.88%, 06/15/44	100,000	81,644
3.13%, 09/19/46 (a)	100,000	72,027
3.63%, 10/15/47 (a)	150,000	116,769
4.00%, 09/14/48 (a)	250,000	210,512
3.25%, 08/26/49 (a)	200,000	146,676
3.70%, 04/15/50 (a)	100,000	80,204
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	190,626
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	77,778
Allegion PLC
3.50%, 10/01/29 (a)	100,000	86,595
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	144,918
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	94,513
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	81,685
2.69%, 05/25/31 (a)	150,000	122,199
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	97,848
2.05%, 03/01/25 (a)	100,000	94,254
2.80%, 02/15/30 (a)	150,000	130,416
2.20%, 09/15/31 (a)	200,000	161,246
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,282
2.65%, 04/30/30 (a)	100,000	82,956
2.25%, 02/15/32 (a)	100,000	77,262
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	189,666
1.57%, 01/15/26 (a)	350,000	313,309
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	140,717
2.75%, 03/01/30 (a)	150,000	125,936
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	212,593
2.49%, 02/15/27 (a)	56,000	50,840
2.72%, 02/15/30 (a)	400,000	342,120
2.70%, 02/15/31 (a)(c)	150,000	125,876
3.38%, 04/05/40 (a)	300,000	234,315
3.58%, 04/05/50 (a)(c)	325,000	238,612
Caterpillar Financial Services Corp.
3.65%, 12/07/23	250,000	247,610
2.85%, 05/17/24	100,000	97,443
3.30%, 06/09/24	200,000	196,316
0.60%, 09/13/24	150,000	140,258

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 11/08/24	150,000	143,268
3.25%, 12/01/24	100,000	97,450
3.40%, 05/13/25	200,000	194,918
1.45%, 05/15/25	300,000	279,537
0.80%, 11/13/25	200,000	180,156
2.40%, 08/09/26	162,000	150,611
1.15%, 09/14/26	250,000	222,042
1.10%, 09/14/27	250,000	215,147
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	132,871
2.60%, 09/19/29 (a)	100,000	89,237
2.60%, 04/09/30 (a)	200,000	175,882
1.90%, 03/12/31 (a)	200,000	165,240
5.20%, 05/27/41	150,000	156,037
3.80%, 08/15/42	350,000	306,449
4.30%, 05/15/44 (a)	100,000	93,582
3.25%, 09/19/49 (a)	100,000	77,738
3.25%, 04/09/50 (a)	250,000	194,227
4.75%, 05/15/64 (a)	100,000	97,063
CNH Industrial Capital LLC
4.20%, 01/15/24	200,000	197,758
1.88%, 01/15/26 (a)	250,000	227,842
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	93,800
Crane Co.
4.45%, 12/15/23 (a)	100,000	99,322
Crane Holdings Co.
4.20%, 03/15/48 (a)	100,000	72,504
Deere & Co.
2.75%, 04/15/25 (a)	150,000	144,368
5.38%, 10/16/29	112,000	118,097
3.10%, 04/15/30 (a)	150,000	135,906
3.90%, 06/09/42 (a)	300,000	275,223
2.88%, 09/07/49 (a)	100,000	73,505
3.75%, 04/15/50 (a)	150,000	131,099
Dover Corp.
3.15%, 11/15/25 (a)	150,000	143,844
5.38%, 03/01/41 (a)	100,000	99,073
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	118,031
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	140,706
4.00%, 11/02/32	96,000	89,455
4.15%, 03/15/33 (a)	200,000	188,958
4.15%, 11/02/42	150,000	131,850
3.92%, 09/15/47 (a)	100,000	83,638
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	130,889
1.80%, 10/15/27 (a)	150,000	132,738
2.00%, 12/21/28 (a)	200,000	173,010
2.20%, 12/21/31 (a)	200,000	164,720
5.25%, 11/15/39	100,000	100,210
2.75%, 10/15/50 (a)	100,000	67,429
2.80%, 12/21/51 (a)	200,000	134,684
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	210,672
Fortive Corp.
4.30%, 06/15/46 (a)	80,000	63,539
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	200,000	172,998
4.50%, 03/25/52 (a)	100,000	74,375
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	241,997
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	96,263
4.42%, 11/15/35	1,355,000	1,280,353
General Dynamics Corp.
2.38%, 11/15/24 (a)	250,000	239,407
3.25%, 04/01/25 (a)	100,000	97,254
3.50%, 05/15/25 (a)	100,000	97,919
1.15%, 06/01/26 (a)	100,000	89,326
3.50%, 04/01/27 (a)	100,000	96,292
3.75%, 05/15/28 (a)	300,000	288,819
3.63%, 04/01/30 (a)	150,000	142,008
2.25%, 06/01/31 (a)	100,000	85,126
4.25%, 04/01/40 (a)	100,000	93,362
2.85%, 06/01/41 (a)	100,000	76,299
3.60%, 11/15/42 (a)	150,000	126,812
4.25%, 04/01/50 (a)	50,000	45,765
General Electric Co.
6.75%, 03/15/32	335,000	380,915
5.88%, 01/14/38	100,000	105,508
6.88%, 01/10/39	100,000	113,421
4.35%, 05/01/50 (a)	150,000	127,515
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	192,830
1.35%, 06/01/25 (a)	300,000	278,277
2.50%, 11/01/26 (a)	300,000	280,644
1.10%, 03/01/27 (a)	200,000	175,948
2.70%, 08/15/29 (a)	150,000	135,036
1.95%, 06/01/30 (a)	200,000	167,644
1.75%, 09/01/31 (a)	150,000	120,846
5.70%, 03/15/37	100,000	108,042
3.81%, 11/21/47 (a)	150,000	128,955
2.80%, 06/01/50 (a)	150,000	111,333
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	93,619
2.30%, 03/15/31 (a)	100,000	81,475
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	193,116
3.48%, 12/01/27 (a)	100,000	91,700
4.20%, 05/01/30 (a)	100,000	92,045
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	174,704
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	148,308
2.65%, 11/15/26 (a)	200,000	189,376
3.90%, 09/01/42 (a)	300,000	263,907
John Deere Capital Corp.
3.45%, 01/10/24	150,000	148,281
2.60%, 03/07/24	150,000	146,389
0.45%, 06/07/24	250,000	234,897
3.35%, 06/12/24	100,000	98,156
2.65%, 06/24/24	200,000	194,832
2.05%, 01/09/25	100,000	95,217
2.13%, 03/07/25	200,000	189,900
3.45%, 03/13/25	200,000	195,672
0.70%, 01/15/26	100,000	89,358
2.65%, 06/10/26	200,000	188,580
1.05%, 06/17/26	250,000	223,092
1.30%, 10/13/26	100,000	89,025
1.70%, 01/11/27	200,000	179,376
1.75%, 03/09/27	200,000	179,188
3.05%, 01/06/28	50,000	47,128
1.50%, 03/06/28	150,000	129,425
3.45%, 03/07/29	100,000	94,077
2.80%, 07/18/29	150,000	135,009
2.45%, 01/09/30	100,000	87,140
1.45%, 01/15/31	200,000	158,142
2.00%, 06/17/31	100,000	81,958

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	191,523
6.00%, 01/15/36	100,000	104,754
4.63%, 07/02/44 (a)	95,000	83,419
5.13%, 09/14/45 (a)	169,000	154,294
4.95%, 07/02/64 (a)	100,000	84,780
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	120,839
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	94,684
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	147,165
4.40%, 06/15/28 (a)	300,000	291,226
2.90%, 12/15/29 (a)	150,000	129,293
1.80%, 01/15/31 (a)	200,000	156,044
6.15%, 12/15/40	95,000	100,096
5.05%, 04/27/45 (a)	100,000	91,840
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	97,609
3.50%, 11/15/27 (a)	100,000	92,951
4.40%, 03/15/29 (a)	100,000	95,494
3.50%, 11/15/51 (a)	100,000	72,934
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	90,786
1.70%, 08/01/27 (a)	150,000	128,964
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	220,007
5.10%, 11/15/27 (a)	150,000	154,422
3.90%, 06/15/32 (a)	200,000	190,734
5.25%, 01/15/33 (a)	150,000	156,423
3.60%, 03/01/35 (a)	100,000	90,025
4.50%, 05/15/36 (a)	150,000	144,898
4.07%, 12/15/42	200,000	176,608
3.80%, 03/01/45 (a)	150,000	126,248
4.70%, 05/15/46 (a)	250,000	240,082
2.80%, 06/15/50 (a)	250,000	175,450
4.09%, 09/15/52 (a)	188,000	163,169
4.15%, 06/15/53 (a)	150,000	131,736
5.70%, 11/15/54 (a)	150,000	163,165
4.30%, 06/15/62 (a)	150,000	130,769
5.90%, 11/15/63 (a)	150,000	166,105
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,653
3.45%, 06/01/27 (a)	50,000	46,934
3.50%, 12/15/27 (a)	50,000	46,768
2.50%, 03/15/30 (a)	100,000	83,678
2.40%, 07/15/31 (a)	200,000	163,172
4.25%, 12/15/47 (a)	100,000	82,213
3.20%, 07/15/51 (a)	150,000	104,277
Masco Corp.
2.00%, 10/01/30 (a)	250,000	196,250
4.50%, 05/15/47 (a)	100,000	81,090
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	137,723
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	350,000	336,640
3.20%, 02/01/27 (a)	100,000	94,250
3.25%, 01/15/28 (a)	400,000	372,076
4.40%, 05/01/30 (a)	150,000	147,096
5.15%, 05/01/40 (a)	100,000	99,572
5.05%, 11/15/40	100,000	97,785
4.75%, 06/01/43	150,000	141,947
4.03%, 10/15/47 (a)	400,000	340,796
5.25%, 05/01/50 (a)	100,000	101,666
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	139,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	84,100
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	187,572
2.29%, 04/05/27 (a)	100,000	90,558
2.57%, 02/15/30 (a)	250,000	213,395
3.11%, 02/15/40 (a)	225,000	170,138
3.36%, 02/15/50 (a)	125,000	89,776
Owens Corning
4.20%, 12/01/24 (a)	150,000	147,789
3.95%, 08/15/29 (a)	200,000	182,494
3.88%, 06/01/30 (a)	100,000	90,830
4.30%, 07/15/47 (a)	100,000	79,861
4.40%, 01/30/48 (a)	100,000	79,736
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	96,150
3.65%, 06/15/24	250,000	244,602
3.30%, 11/21/24 (a)	100,000	96,824
3.25%, 03/01/27 (a)	150,000	141,057
4.25%, 09/15/27 (a)	200,000	194,696
3.25%, 06/14/29 (a)	150,000	135,798
4.50%, 09/15/29 (a)	200,000	194,876
4.20%, 11/21/34 (a)	150,000	138,516
6.25%, 05/15/38	50,000	52,825
4.45%, 11/21/44 (a)	100,000	88,114
4.10%, 03/01/47 (a)	100,000	82,231
4.00%, 06/14/49 (a)	100,000	81,172
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	68,888
5.90%, 07/15/32 (a)	50,000	49,944
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	97,264
3.90%, 01/15/43 (a)	100,000	86,742
4.38%, 06/15/45 (a)	100,000	89,973
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	99,357
3.20%, 03/15/24 (a)	200,000	196,236
3.95%, 08/16/25 (a)	250,000	245,777
2.65%, 11/01/26 (a)	150,000	139,314
3.50%, 03/15/27 (a)	150,000	143,550
3.13%, 05/04/27 (a)	200,000	187,842
4.13%, 11/16/28 (a)	500,000	484,645
7.50%, 09/15/29	100,000	114,741
2.25%, 07/01/30 (a)	150,000	126,384
1.90%, 09/01/31 (a)	200,000	159,556
2.38%, 03/15/32 (a)	200,000	164,144
6.05%, 06/01/36	100,000	107,928
6.13%, 07/15/38	100,000	108,817
4.45%, 11/16/38 (a)	200,000	184,610
5.70%, 04/15/40	100,000	103,348
4.88%, 10/15/40 (c)	50,000	47,812
4.70%, 12/15/41	100,000	92,708
4.50%, 06/01/42	500,000	463,000
4.80%, 12/15/43 (a)	50,000	47,116
4.15%, 05/15/45 (a)	100,000	85,915
3.75%, 11/01/46 (a)	150,000	119,858
4.35%, 04/15/47 (a)	150,000	132,195
4.05%, 05/04/47 (a)	100,000	83,935
4.63%, 11/16/48 (a)	350,000	322,339
3.13%, 07/01/50 (a)	200,000	144,668
2.82%, 09/01/51 (a)	200,000	136,556
3.03%, 03/15/52 (a)	200,000	141,014
Republic Services, Inc.
2.50%, 08/15/24 (a)	100,000	96,095
0.88%, 11/15/25 (a)	200,000	179,306
2.90%, 07/01/26 (a)	200,000	187,676
3.38%, 11/15/27 (a)	150,000	141,090

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/28 (a)	100,000	96,170
2.30%, 03/01/30 (a)	200,000	170,190
1.45%, 02/15/31 (a)	250,000	195,000
3.05%, 03/01/50 (a)	100,000	71,444
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	94,196
1.75%, 08/15/31 (a)	100,000	80,153
4.20%, 03/01/49 (a)	100,000	86,864
2.80%, 08/15/61 (a)	100,000	61,635
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	135,125
3.85%, 12/15/25 (a)	100,000	96,916
3.80%, 12/15/26 (a)	150,000	144,816
1.40%, 09/15/27 (a)	250,000	213,852
2.95%, 09/15/29 (a)	100,000	87,596
2.00%, 06/30/30 (a)	150,000	121,295
1.75%, 02/15/31 (a)	250,000	194,535
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	87,162
3.10%, 05/01/50 (a)	100,000	73,584
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	173,630
5.75%, 11/01/40 (a)	150,000	148,219
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	243,927
2.30%, 03/15/30 (a)	200,000	167,978
5.20%, 09/01/40	100,000	97,801
4.85%, 11/15/48 (a)	150,000	137,939
2.75%, 11/15/50 (a)	100,000	64,393
4.00%, 03/15/60 (a)(b)	100,000	86,285
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	433,235
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,025
3.38%, 03/01/28 (a)	100,000	90,781
3.00%, 06/01/30 (a)	100,000	85,692
2.45%, 03/15/31 (a)	250,000	202,460
The Boeing Co.
1.95%, 02/01/24	275,000	264,440
1.43%, 02/04/24 (a)	600,000	572,712
2.80%, 03/01/24 (a)	50,000	48,535
4.88%, 05/01/25 (a)	600,000	594,576
2.60%, 10/30/25 (a)	50,000	46,664
2.75%, 02/01/26 (a)	250,000	232,187
2.20%, 02/04/26 (a)	950,000	862,856
3.10%, 05/01/26 (a)	150,000	140,631
2.25%, 06/15/26 (a)	50,000	45,201
2.80%, 03/01/27 (a)	100,000	91,166
5.04%, 05/01/27 (a)	300,000	297,363
3.25%, 02/01/28 (a)	250,000	228,925
3.45%, 11/01/28 (a)	150,000	135,044
3.20%, 03/01/29 (a)	150,000	132,486
2.95%, 02/01/30 (a)	150,000	127,671
5.15%, 05/01/30 (a)	800,000	781,008
3.63%, 02/01/31 (a)	250,000	220,967
3.60%, 05/01/34 (a)	100,000	80,628
3.25%, 02/01/35 (a)	150,000	115,038
6.63%, 02/15/38	100,000	104,285
3.55%, 03/01/38 (a)	100,000	74,435
3.50%, 03/01/39 (a)	150,000	109,358
6.88%, 03/15/39	80,000	85,235
5.88%, 02/15/40	100,000	96,254
5.71%, 05/01/40 (a)	450,000	430,317
3.65%, 03/01/47 (a)	50,000	34,284
3.63%, 03/01/48 (a)	50,000	33,867
3.85%, 11/01/48 (a)	100,000	70,074
3.90%, 05/01/49 (a)	100,000	71,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/01/50 (a)	175,000	123,911
5.81%, 05/01/50 (a)	1,000,000	944,250
3.83%, 03/01/59 (a)	100,000	66,076
3.95%, 08/01/59 (a)	150,000	104,439
5.93%, 05/01/60 (a)	600,000	556,032
The Timken Co.
4.50%, 12/15/28 (a)	100,000	95,545
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	100,000	95,345
5.75%, 06/15/43	100,000	101,355
4.30%, 02/21/48 (a)	150,000	119,462
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	146,463
3.50%, 03/21/26 (a)	50,000	47,427
3.80%, 03/21/29 (a)	100,000	92,827
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	88,340
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	169,246
2.95%, 04/01/31 (a)	100,000	72,827
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	95,756
3.50%, 06/01/30 (a)	50,000	44,760
4.50%, 06/15/47 (a)	150,000	128,856
4.70%, 03/01/48 (a)	100,000	87,269
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	96,909
3.50%, 05/01/29 (a)	100,000	92,876
2.60%, 02/01/30 (a)	150,000	129,554
3.20%, 06/01/32 (a)	100,000	87,486
3.05%, 04/01/50 (a)	100,000	70,577
2.95%, 01/15/52 (a)	200,000	137,024
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	242,192
0.75%, 11/15/25 (a)	100,000	89,795
3.15%, 11/15/27 (a)	200,000	187,370
1.15%, 03/15/28 (a)	100,000	83,934
4.15%, 04/15/32 (a)	200,000	193,496
4.10%, 03/01/45 (a)	112,000	99,594
4.15%, 07/15/49 (a)	100,000	89,337
2.50%, 11/15/50 (a)	250,000	160,892
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)	100,000	98,385
3.20%, 06/15/25 (a)	100,000	93,840
3.45%, 11/15/26 (a)	100,000	93,102
4.95%, 09/15/28 (a)(e)	250,000	238,832
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	94,129
4.60%, 06/15/45 (a)	100,000	93,979
4.20%, 05/15/47 (a)	200,000	172,522
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,390
1.95%, 01/30/28 (a)	100,000	87,019
2.25%, 01/30/31 (a)	150,000	123,423
		55,094,078
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	144,158
1.35%, 09/15/30 (a)	100,000	79,180
4.50%, 06/15/47 (a)	100,000	90,828
2.50%, 09/15/50 (a)	250,000	159,693
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	183,866
2.88%, 05/07/30 (a)	200,000	172,520

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 03/01/35	200,000	216,666
6.13%, 03/30/40	430,000	445,231
4.38%, 07/16/42	200,000	171,002
4.38%, 04/22/49 (a)	200,000	172,626
American Tower Corp.
0.60%, 01/15/24	100,000	95,226
5.00%, 02/15/24	200,000	199,888
3.38%, 05/15/24 (a)	100,000	97,452
2.95%, 01/15/25 (a)	150,000	143,310
2.40%, 03/15/25 (a)	250,000	235,282
4.00%, 06/01/25 (a)	150,000	145,661
4.40%, 02/15/26 (a)	100,000	97,792
1.45%, 09/15/26 (a)	50,000	43,531
3.38%, 10/15/26 (a)	150,000	140,019
2.75%, 01/15/27 (a)	150,000	136,128
3.13%, 01/15/27 (a)	130,000	119,694
3.65%, 03/15/27 (a)	150,000	140,661
3.55%, 07/15/27 (a)	200,000	186,196
3.60%, 01/15/28 (a)	100,000	92,357
1.50%, 01/31/28 (a)	100,000	82,861
3.95%, 03/15/29 (a)	100,000	92,931
3.80%, 08/15/29 (a)	250,000	229,240
2.90%, 01/15/30 (a)	150,000	128,804
1.88%, 10/15/30 (a)	150,000	117,240
2.30%, 09/15/31 (a)	200,000	158,668
4.05%, 03/15/32 (a)	150,000	136,854
3.70%, 10/15/49 (a)	100,000	73,444
3.10%, 06/15/50 (a)	200,000	133,308
2.95%, 01/15/51 (a)	250,000	160,543
AT&T, Inc.
0.90%, 03/25/24 (a)	300,000	284,730
1.70%, 03/25/26 (a)	450,000	403,717
2.95%, 07/15/26 (a)	100,000	94,272
3.80%, 02/15/27 (a)	150,000	145,025
4.25%, 03/01/27 (a)	200,000	196,686
2.30%, 06/01/27 (a)	500,000	451,090
1.65%, 02/01/28 (a)	300,000	257,706
4.10%, 02/15/28 (a)	327,000	316,180
4.35%, 03/01/29 (a)	600,000	577,068
4.30%, 02/15/30 (a)	547,000	520,109
2.75%, 06/01/31 (a)	550,000	463,529
2.25%, 02/01/32 (a)	450,000	357,192
2.55%, 12/01/33 (a)	707,000	556,784
4.50%, 05/15/35 (a)	550,000	505,488
5.25%, 03/01/37 (a)	150,000	147,429
4.90%, 08/15/37 (a)	150,000	140,684
4.85%, 03/01/39 (a)	200,000	184,114
6.00%, 08/15/40 (a)	50,000	51,378
5.35%, 09/01/40	150,000	144,581
3.50%, 06/01/41 (a)	450,000	345,285
5.15%, 03/15/42	50,000	46,736
4.30%, 12/15/42 (a)	200,000	169,532
3.10%, 02/01/43 (a)	100,000	72,049
4.65%, 06/01/44 (a)	100,000	87,656
4.35%, 06/15/45 (a)	300,000	250,992
4.75%, 05/15/46 (a)	300,000	263,850
5.15%, 11/15/46 (a)	150,000	139,433
5.65%, 02/15/47 (a)	150,000	151,100
5.45%, 03/01/47 (a)	150,000	146,022
4.50%, 03/09/48 (a)	200,000	168,816
4.55%, 03/09/49 (a)	200,000	170,074
5.15%, 02/15/50 (a)	150,000	139,715
3.65%, 06/01/51 (a)	500,000	368,030
3.30%, 02/01/52 (a)	150,000	105,186
3.50%, 09/15/53 (a)	1,335,000	944,432
3.55%, 09/15/55 (a)	1,273,000	895,021
3.80%, 12/01/57 (a)	1,011,000	735,968
3.65%, 09/15/59 (a)	1,174,000	810,307
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/01/60 (a)	300,000	219,441
3.50%, 02/01/61 (a)	100,000	68,399
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	245,792
9.63%, 12/15/30 (e)	450,000	542,947
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	247,377
4.91%, 07/23/25 (a)	700,000	689,073
3.75%, 02/15/28 (a)	200,000	182,734
4.20%, 03/15/28 (a)	200,000	186,596
2.25%, 01/15/29 (a)	200,000	164,236
5.05%, 03/30/29 (a)	200,000	190,904
2.80%, 04/01/31 (a)	250,000	198,757
2.30%, 02/01/32 (a)	200,000	149,772
4.40%, 04/01/33 (a)	150,000	131,414
6.38%, 10/23/35 (a)	330,000	326,126
5.38%, 04/01/38 (a)	150,000	129,395
3.50%, 06/01/41 (a)	300,000	204,759
3.50%, 03/01/42 (a)	300,000	203,124
6.48%, 10/23/45 (a)	650,000	615,953
5.38%, 05/01/47 (a)	450,000	372,240
5.75%, 04/01/48 (a)	400,000	343,596
5.13%, 07/01/49 (a)	200,000	159,334
4.80%, 03/01/50 (a)	500,000	378,850
3.70%, 04/01/51 (a)	400,000	256,672
3.90%, 06/01/52 (a)	400,000	265,144
5.25%, 04/01/53 (a)	250,000	202,242
6.83%, 10/23/55 (a)	100,000	96,967
3.85%, 04/01/61 (a)	300,000	186,954
4.40%, 12/01/61 (a)	100,000	68,096
3.95%, 06/30/62 (a)	150,000	95,070
5.50%, 04/01/63 (a)	200,000	162,124
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	394,508
3.38%, 02/15/25 (a)	200,000	194,768
3.38%, 08/15/25 (a)	150,000	145,463
3.95%, 10/15/25 (a)	500,000	492,075
3.15%, 03/01/26 (a)	450,000	432,054
2.35%, 01/15/27 (a)	200,000	183,494
3.30%, 02/01/27 (a)	300,000	285,477
3.30%, 04/01/27 (a)	200,000	190,120
3.15%, 02/15/28 (a)	350,000	326,000
3.55%, 05/01/28 (a)	200,000	189,930
4.15%, 10/15/28 (a)	750,000	727,980
2.65%, 02/01/30 (a)	300,000	262,152
3.40%, 04/01/30 (a)	250,000	229,720
4.25%, 10/15/30 (a)	350,000	338,205
1.95%, 01/15/31 (a)	300,000	245,115
1.50%, 02/15/31 (a)	300,000	236,652
4.25%, 01/15/33	250,000	238,032
7.05%, 03/15/33	150,000	173,806
4.20%, 08/15/34 (a)	250,000	235,330
5.65%, 06/15/35	100,000	105,542
4.40%, 08/15/35 (a)	100,000	95,183
6.50%, 11/15/35	145,000	162,384
3.20%, 07/15/36 (a)	100,000	82,816
6.45%, 03/15/37	100,000	111,545
3.90%, 03/01/38 (a)	250,000	220,477
4.60%, 10/15/38 (a)	200,000	188,342
6.55%, 07/01/39	50,000	55,941
3.25%, 11/01/39 (a)	200,000	159,368
3.75%, 04/01/40 (a)	275,000	230,788
4.65%, 07/15/42	100,000	92,183
4.75%, 03/01/44	50,000	46,619
4.60%, 08/15/45 (a)	100,000	90,350
3.40%, 07/15/46 (a)	200,000	151,580
4.00%, 08/15/47 (a)	100,000	82,783

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 11/01/47 (a)	400,000	326,680
4.00%, 03/01/48 (a)	200,000	164,974
4.70%, 10/15/48 (a)	300,000	276,387
4.00%, 11/01/49 (a)	400,000	326,856
3.45%, 02/01/50 (a)	300,000	225,501
2.80%, 01/15/51 (a)	200,000	132,260
2.89%, 11/01/51 (a)	944,000	630,875
2.45%, 08/15/52 (a)	300,000	184,029
4.05%, 11/01/52 (a)	202,000	165,957
2.94%, 11/01/56 (a)	1,151,000	742,004
4.95%, 10/15/58 (a)	150,000	140,774
2.65%, 08/15/62 (a)	200,000	119,236
2.99%, 11/01/63 (a)	689,000	438,238
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	194,120
1.35%, 07/15/25 (a)	200,000	182,036
4.45%, 02/15/26 (a)	195,000	190,741
3.70%, 06/15/26 (a)	100,000	95,263
1.05%, 07/15/26 (a)	150,000	130,202
3.65%, 09/01/27 (a)	200,000	187,216
3.80%, 02/15/28 (a)	150,000	140,333
4.30%, 02/15/29 (a)	100,000	95,398
3.10%, 11/15/29 (a)	100,000	87,926
3.30%, 07/01/30 (a)	150,000	132,666
2.25%, 01/15/31 (a)	200,000	162,244
2.10%, 04/01/31 (a)	200,000	158,878
2.50%, 07/15/31 (a)	150,000	122,528
2.90%, 04/01/41 (a)	250,000	177,080
4.75%, 05/15/47 (a)	100,000	88,046
5.20%, 02/15/49 (a)	50,000	46,274
4.15%, 07/01/50 (a)	50,000	39,957
3.25%, 01/15/51 (a)	200,000	138,258
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	600,000	715,650
9.25%, 06/01/32	150,000	190,242
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	244,535
3.90%, 11/15/24 (a)	50,000	48,309
3.95%, 06/15/25 (a)	250,000	239,627
4.90%, 03/11/26 (a)	100,000	97,360
3.95%, 03/20/28 (a)	250,000	224,822
4.13%, 05/15/29 (a)	150,000	132,224
3.63%, 05/15/30 (a)	150,000	127,112
5.00%, 09/20/37 (a)	150,000	124,554
4.88%, 04/01/43	50,000	38,758
5.20%, 09/20/47 (a)	260,000	202,805
5.30%, 05/15/49 (a)	150,000	118,010
4.65%, 05/15/50 (a)	150,000	108,947
4.00%, 09/15/55 (a)	357,000	229,515
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	200,000	137,234
Fox Corp.
4.03%, 01/25/24 (a)	250,000	246,610
3.05%, 04/07/25 (a)	100,000	95,909
4.71%, 01/25/29 (a)	200,000	193,076
3.50%, 04/08/30 (a)	100,000	87,997
5.48%, 01/25/39 (a)	300,000	277,929
5.58%, 01/25/49 (a)	250,000	226,412
Grupo Televisa S.A.B.
6.63%, 01/15/40	200,000	201,954
5.00%, 05/13/45 (a)	300,000	257,553
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	113,769
Magallanes, Inc.
3.53%, 03/15/24 (a)(c)	200,000	193,780
3.64%, 03/15/25 (c)	500,000	477,950
3.76%, 03/15/27 (a)(c)	700,000	638,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 03/15/29 (a)(c)	250,000	219,247
4.28%, 03/15/32 (a)(c)	800,000	680,208
5.05%, 03/15/42 (a)(c)	900,000	720,045
5.14%, 03/15/52 (a)(c)	1,200,000	930,840
5.39%, 03/15/62 (a)(c)	450,000	348,579
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(c)	450,000	423,171
3.85%, 08/15/32 (a)(c)	500,000	448,045
4.45%, 08/15/52 (a)(c)	450,000	370,719
4.65%, 08/15/62 (a)(c)	250,000	205,062
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	106,714
4.45%, 01/15/43	130,000	115,860
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	83,428
4.20%, 06/01/30 (a)	100,000	93,713
2.60%, 08/01/31 (a)	200,000	166,204
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	126,953
3.60%, 04/15/26 (a)	250,000	240,827
Orange S.A.
9.00%, 03/01/31	400,000	497,836
5.38%, 01/13/42	150,000	149,454
5.50%, 02/06/44 (a)	150,000	151,157
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	200,000	188,944
3.63%, 12/15/25 (a)	150,000	142,848
2.90%, 11/15/26 (a)	150,000	138,000
3.20%, 03/15/27 (a)(c)	250,000	233,630
3.80%, 03/15/32 (a)(c)	400,000	355,032
7.50%, 08/15/38	50,000	56,924
4.50%, 03/15/42 (a)(c)	150,000	127,527
4.50%, 03/15/43 (a)	100,000	82,813
5.45%, 10/01/43 (a)	100,000	92,612
5.00%, 03/15/44 (a)	180,000	159,305
4.30%, 02/15/48 (a)	100,000	78,321
4.35%, 05/01/49 (a)	250,000	197,085
3.70%, 11/15/49 (a)	150,000	107,766
4.55%, 03/15/52 (a)(c)	200,000	163,018
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	144,960
3.70%, 04/14/27 (a)	150,000	142,788
TCI Communications, Inc.
7.13%, 02/15/28	30,000	33,160
Telefonica Emisiones S.A.
4.10%, 03/08/27	450,000	428,899
7.05%, 06/20/36	365,000	381,797
4.67%, 03/06/38	150,000	121,346
5.21%, 03/08/47	500,000	407,060
4.90%, 03/06/48	150,000	117,498
5.52%, 03/01/49 (a)	150,000	128,190
Telefonica Europe BV
8.25%, 09/15/30	100,000	113,065
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	334,383
4.60%, 11/16/48 (a)	100,000	88,866
4.30%, 06/15/49 (a)	150,000	124,877
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	94,756
2.15%, 02/15/32 (a)	100,000	79,092
4.46%, 04/01/48 (a)	200,000	174,448
4.30%, 07/29/49 (a)	100,000	84,324
3.65%, 03/17/51 (a)	100,000	74,843
3.20%, 02/15/52 (a)	50,000	34,381
3.65%, 08/15/52 (a)	150,000	113,309

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	95,980
4.75%, 03/30/30 (a)	100,000	94,903
2.40%, 03/01/31 (a)	100,000	79,251
3.38%, 03/01/41 (a)	100,000	70,874
5.40%, 10/01/48 (a)	100,000	92,509
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	142,773
3.70%, 09/15/24 (a)	150,000	147,323
3.35%, 03/24/25	250,000	243,595
3.70%, 10/15/25 (a)	200,000	195,378
1.75%, 01/13/26	100,000	92,011
3.70%, 03/23/27	250,000	242,202
2.20%, 01/13/28	200,000	179,956
2.00%, 09/01/29 (a)	400,000	339,248
3.80%, 03/22/30	200,000	188,338
2.65%, 01/13/31	450,000	387,967
6.55%, 03/15/33	100,000	111,929
6.20%, 12/15/34	150,000	165,724
6.40%, 12/15/35	230,000	257,485
6.15%, 03/01/37	50,000	54,398
6.65%, 11/15/37	200,000	231,808
4.63%, 03/23/40 (a)	200,000	191,088
3.50%, 05/13/40 (a)	350,000	289,418
5.40%, 10/01/43	50,000	51,080
4.75%, 09/15/44 (a)	150,000	141,909
4.95%, 10/15/45 (a)	100,000	96,951
4.75%, 11/15/46 (a)	100,000	93,897
2.75%, 09/01/49 (a)	350,000	238,815
4.70%, 03/23/50 (a)	300,000	282,774
3.60%, 01/13/51 (a)	450,000	354,087
3.80%, 05/13/60 (a)	250,000	199,825
Time Warner Cable LLC
6.55%, 05/01/37	150,000	144,986
7.30%, 07/01/38	300,000	306,201
6.75%, 06/15/39	250,000	242,740
5.88%, 11/15/40 (a)	224,000	199,580
5.50%, 09/01/41 (a)	250,000	214,797
4.50%, 09/15/42 (a)	200,000	151,096
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	224,282
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	484,445
1.50%, 02/15/26 (a)	250,000	224,430
2.25%, 02/15/26 (a)	300,000	275,184
2.63%, 04/15/26 (a)	250,000	230,847
3.75%, 04/15/27 (a)	750,000	710,850
4.75%, 02/01/28 (a)	300,000	292,089
2.05%, 02/15/28 (a)	300,000	259,272
3.38%, 04/15/29 (a)	400,000	353,948
3.88%, 04/15/30 (a)	1,300,000	1,194,856
2.55%, 02/15/31 (a)	500,000	413,960
2.88%, 02/15/31 (a)	200,000	166,972
3.50%, 04/15/31 (a)	400,000	347,864
2.25%, 11/15/31 (a)	100,000	79,809
2.70%, 03/15/32 (a)	200,000	165,008
4.38%, 04/15/40 (a)	350,000	304,143
3.00%, 02/15/41 (a)	450,000	326,056
4.50%, 04/15/50 (a)	500,000	423,025
3.30%, 02/15/51 (a)	550,000	383,438
3.40%, 10/15/52 (a)	500,000	349,745
5.65%, 01/15/53 (a)	200,000	200,726
3.60%, 11/15/60 (a)	300,000	208,410
5.80%, 09/15/62 (a)	100,000	100,483
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	350,000	334,215
1.85%, 07/30/26	150,000	136,644
2.95%, 06/15/27	200,000	187,942
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/16/41	100,000	91,165
4.13%, 12/01/41	150,000	131,880
4.13%, 06/01/44	250,000	220,072
3.00%, 07/30/46	100,000	72,101
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	190,208
3.50%, 11/01/24 (a)	130,000	127,508
3.38%, 02/15/25	250,000	244,280
0.85%, 11/20/25 (a)	300,000	269,280
1.45%, 03/20/26 (a)	200,000	181,128
2.63%, 08/15/26	400,000	372,524
4.13%, 03/16/27	650,000	638,131
3.00%, 03/22/27 (a)	150,000	140,769
2.10%, 03/22/28 (a)	500,000	437,925
4.33%, 09/21/28	800,000	778,424
3.88%, 02/08/29 (a)	200,000	189,184
4.02%, 12/03/29 (a)	700,000	660,926
3.15%, 03/22/30 (a)	250,000	222,952
1.50%, 09/18/30 (a)	250,000	196,385
1.68%, 10/30/30 (a)	117,000	92,088
7.75%, 12/01/30	52,000	61,348
1.75%, 01/20/31 (a)	300,000	235,374
2.55%, 03/21/31 (a)	800,000	666,992
2.36%, 03/15/32 (a)	813,000	654,693
4.50%, 08/10/33	400,000	380,740
4.40%, 11/01/34 (a)	330,000	305,494
4.27%, 01/15/36	305,000	273,561
5.25%, 03/16/37	200,000	201,582
4.81%, 03/15/39	200,000	188,222
2.65%, 11/20/40 (a)	500,000	343,500
3.40%, 03/22/41 (a)	650,000	502,625
2.85%, 09/03/41 (a)	250,000	178,150
3.85%, 11/01/42 (a)	200,000	163,030
6.55%, 09/15/43	100,000	113,027
4.13%, 08/15/46	200,000	165,416
4.86%, 08/21/46	400,000	366,096
4.52%, 09/15/48	100,000	88,494
5.01%, 04/15/49	150,000	141,372
4.00%, 03/22/50 (a)	150,000	121,205
2.88%, 11/20/50 (a)	500,000	325,160
3.55%, 03/22/51 (a)	775,000	575,259
3.88%, 03/01/52 (a)	150,000	117,567
5.01%, 08/21/54	100,000	94,063
4.67%, 03/15/55	200,000	177,750
2.99%, 10/30/56 (a)	650,000	412,509
3.00%, 11/20/60 (a)	350,000	219,436
3.70%, 03/22/61 (a)	600,000	433,560
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	88,233
2.90%, 01/15/27 (a)	150,000	135,582
3.38%, 02/15/28 (a)	250,000	222,857
4.20%, 06/01/29 (a)	100,000	89,273
7.88%, 07/30/30	50,000	54,254
4.95%, 01/15/31 (a)	200,000	180,600
4.20%, 05/19/32 (a)	150,000	124,697
6.88%, 04/30/36	250,000	248,432
5.90%, 10/15/40 (a)	100,000	90,086
4.38%, 03/15/43	250,000	176,490
5.85%, 09/01/43 (a)	250,000	211,605
5.25%, 04/01/44 (a)	100,000	78,825
4.90%, 08/15/44 (a)	95,000	71,173
4.60%, 01/15/45 (a)	130,000	94,181
4.95%, 05/19/50 (a)	200,000	150,364
Vodafone Group PLC
3.75%, 01/16/24	200,000	197,938
4.13%, 05/30/25	250,000	247,080
4.38%, 05/30/28	500,000	495,120
7.88%, 02/15/30	150,000	170,506

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 02/27/37	300,000	307,851
5.00%, 05/30/38	200,000	186,826
4.38%, 02/19/43	250,000	210,445
5.25%, 05/30/48	450,000	406,800
4.88%, 06/19/49	350,000	302,585
4.25%, 09/17/50	250,000	198,312
5.13%, 06/19/59	100,000	88,352
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	190,578
3.38%, 07/08/30 (a)	200,000	149,636
WPP Finance 2010
3.75%, 09/19/24	100,000	96,685
		88,189,511
Consumer Cyclical 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	84,458
3.90%, 04/15/30 (a)	100,000	88,900
3.50%, 03/15/32 (a)	50,000	41,785
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	193,160
3.40%, 12/06/27 (a)	300,000	276,135
2.13%, 02/09/31 (a)	200,000	160,512
4.50%, 11/28/34 (a)	250,000	223,567
4.00%, 12/06/37 (a)	200,000	159,270
2.70%, 02/09/41 (a)	250,000	161,355
4.20%, 12/06/47 (a)	200,000	155,170
3.15%, 02/09/51 (a)	300,000	191,802
3.25%, 02/09/61 (a)	200,000	123,362
Amazon.com, Inc.
0.45%, 05/12/24	500,000	472,315
2.80%, 08/22/24 (a)	400,000	389,012
3.80%, 12/05/24 (a)	195,000	192,506
0.80%, 06/03/25 (a)	250,000	229,330
5.20%, 12/03/25 (a)	100,000	102,367
1.00%, 05/12/26 (a)	500,000	446,180
3.30%, 04/13/27 (a)	400,000	384,012
1.20%, 06/03/27 (a)	200,000	174,792
3.15%, 08/22/27 (a)	600,000	569,712
1.65%, 05/12/28 (a)	400,000	348,536
3.45%, 04/13/29 (a)	250,000	236,602
1.50%, 06/03/30 (a)	400,000	326,040
2.10%, 05/12/31 (a)	525,000	438,706
3.60%, 04/13/32 (a)	500,000	466,370
4.80%, 12/05/34 (a)	150,000	153,649
3.88%, 08/22/37 (a)	500,000	450,660
2.88%, 05/12/41 (a)	400,000	306,640
4.95%, 12/05/44 (a)	280,000	284,875
4.05%, 08/22/47 (a)	600,000	529,980
2.50%, 06/03/50 (a)	400,000	262,440
3.10%, 05/12/51 (a)	500,000	367,710
3.95%, 04/13/52 (a)	450,000	385,092
4.25%, 08/22/57 (a)	400,000	359,260
2.70%, 06/03/60 (a)	400,000	254,384
3.25%, 05/12/61 (a)	300,000	216,057
4.10%, 04/13/62 (a)	200,000	170,286
American Honda Finance Corp.
2.90%, 02/16/24	290,000	283,179
0.75%, 08/09/24	200,000	187,376
2.15%, 09/10/24	250,000	238,857
1.50%, 01/13/25	250,000	234,482
1.20%, 07/08/25	250,000	228,930
1.00%, 09/10/25	250,000	226,520
2.30%, 09/09/26	200,000	183,198
2.35%, 01/08/27	50,000	45,640
3.50%, 02/15/28	100,000	94,078
2.00%, 03/24/28	250,000	217,202
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	93,428
3.25%, 03/01/32 (a)	200,000	168,584
5.40%, 03/15/49 (a)	100,000	87,512
3.10%, 12/01/51 (a)	250,000	156,275
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/52 (a)	200,000	151,272
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	143,910
4.75%, 06/01/30 (a)	100,000	90,911
2.40%, 08/01/31 (a)	100,000	73,623
3.85%, 03/01/32 (a)	150,000	124,649
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	192,416
3.75%, 04/18/29 (a)	150,000	139,550
4.00%, 04/15/30 (a)	150,000	140,540
1.65%, 01/15/31 (a)	150,000	116,663
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	96,857
1.95%, 10/01/30 (a)	150,000	118,974
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,882
3.88%, 08/15/30 (a)	150,000	133,103
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	145,152
4.63%, 04/13/30 (a)	350,000	342,401
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	96,544
2.65%, 07/01/27 (a)	200,000	180,478
4.38%, 03/15/45 (a)	100,000	79,553
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	100,205
2.50%, 04/01/31 (a)	100,000	78,626
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	87,543
3.70%, 01/15/31 (a)	100,000	86,126
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	195,700
3.00%, 05/18/27 (a)	300,000	287,046
1.38%, 06/20/27 (a)	250,000	221,837
1.60%, 04/20/30 (a)	100,000	83,034
1.75%, 04/20/32 (a)	200,000	161,144
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	135,657
1.50%, 09/01/30 (a)	250,000	200,175
4.88%, 10/01/43 (a)	50,000	48,232
2.60%, 09/01/50 (a)	150,000	96,624
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	175,000	163,564
1.40%, 10/15/27 (a)	150,000	125,975
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	435,008
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,048
4.55%, 02/15/48 (a)	50,000	39,376
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	79,878
4.10%, 01/15/52 (a)	200,000	135,878
Dollar General Corp.
4.25%, 09/20/24	200,000	197,392
3.88%, 04/15/27 (a)	200,000	192,814
4.13%, 05/01/28 (a)	100,000	96,052
3.50%, 04/03/30 (a)	200,000	181,916
5.00%, 11/01/32 (a)	150,000	149,685
4.13%, 04/03/50 (a)	100,000	83,510

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	300,000	294,030
4.20%, 05/15/28 (a)	250,000	239,587
2.65%, 12/01/31 (a)	100,000	81,815
3.38%, 12/01/51 (a)	100,000	68,819
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,494
1.90%, 03/11/25 (a)	150,000	140,846
1.40%, 05/10/26 (a)	100,000	89,242
3.60%, 06/05/27 (a)	150,000	142,101
2.70%, 03/11/30 (a)	100,000	85,279
2.60%, 05/10/31 (a)	150,000	123,054
4.00%, 07/15/42 (a)	150,000	120,612
3.65%, 05/10/51 (a)	200,000	147,128
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	199,608
3.80%, 02/15/28 (a)	200,000	185,512
3.25%, 02/15/30 (a)	200,000	171,406
2.95%, 03/15/31 (a)	150,000	122,175
General Motors Co.
6.13%, 10/01/25 (a)	450,000	456,457
4.20%, 10/01/27 (a)	150,000	142,991
6.80%, 10/01/27 (a)	300,000	315,210
5.00%, 10/01/28 (a)	250,000	240,982
5.00%, 04/01/35	100,000	88,711
6.60%, 04/01/36 (a)	300,000	304,803
5.15%, 04/01/38 (a)	250,000	221,162
6.25%, 10/02/43	250,000	241,660
5.20%, 04/01/45	250,000	211,000
6.75%, 04/01/46 (a)	100,000	99,873
5.40%, 04/01/48 (a)	75,000	65,272
5.95%, 04/01/49 (a)	200,000	186,116
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	200,000	199,036
1.05%, 03/08/24	150,000	142,046
3.95%, 04/13/24 (a)	150,000	147,542
1.20%, 10/15/24	150,000	138,600
3.50%, 11/07/24 (a)	150,000	144,848
4.00%, 01/15/25 (a)	100,000	97,301
2.90%, 02/26/25 (a)	200,000	189,084
3.80%, 04/07/25	250,000	241,802
4.35%, 04/09/25 (a)	150,000	147,059
2.75%, 06/20/25 (a)	250,000	235,370
4.30%, 07/13/25 (a)	200,000	194,338
1.25%, 01/08/26 (a)	200,000	175,666
5.25%, 03/01/26 (a)	250,000	247,585
1.50%, 06/10/26 (a)	250,000	217,085
4.35%, 01/17/27 (a)	200,000	191,998
2.35%, 02/26/27 (a)	150,000	132,290
5.00%, 04/09/27 (a)	300,000	293,490
2.70%, 08/20/27 (a)	200,000	176,406
3.85%, 01/05/28 (a)	150,000	137,397
2.40%, 10/15/28 (a)	250,000	208,670
5.65%, 01/17/29 (a)	100,000	98,956
4.30%, 04/06/29 (a)	250,000	228,265
3.60%, 06/21/30 (a)	300,000	257,583
2.35%, 01/08/31 (a)	200,000	155,240
2.70%, 06/10/31 (a)	200,000	157,470
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	96,868
2.75%, 02/01/32 (a)	150,000	122,231
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	98,702
5.38%, 04/15/26 (a)	150,000	146,087
5.75%, 06/01/28 (a)	100,000	97,659
5.30%, 01/15/29 (a)	100,000	94,613
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/15/30 (a)	100,000	86,813
4.00%, 01/15/31 (a)	400,000	341,924
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,447
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,413
Home Depot, Inc.
4.50%, 09/15/32 (a)	200,000	198,694
4.95%, 09/15/52 (a)	150,000	147,862
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	184,204
2.97%, 03/10/32 (a)	150,000	130,910
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	100,000	99,303
4.38%, 09/15/28 (a)	150,000	137,507
6.00%, 04/23/30 (a)	150,000	149,349
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	140,958
Kohl's Corp.
3.63%, 05/01/31 (a)	100,000	71,612
5.55%, 07/17/45 (a)	100,000	66,617
Lear Corp.
3.80%, 09/15/27 (a)	50,000	46,997
4.25%, 05/15/29 (a)	50,000	45,580
3.50%, 05/30/30 (a)	50,000	42,750
2.60%, 01/15/32 (a)	100,000	76,917
5.25%, 05/15/49 (a)	100,000	84,772
3.55%, 01/15/52 (a)	100,000	62,800
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	345,926
4.75%, 11/29/27 (a)	250,000	239,537
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	100,000	97,271
3.38%, 09/15/25 (a)	274,000	264,462
2.50%, 04/15/26 (a)	200,000	187,658
3.35%, 04/01/27 (a)	200,000	190,168
3.10%, 05/03/27 (a)	250,000	234,970
1.30%, 04/15/28 (a)	250,000	210,915
3.65%, 04/05/29 (a)	300,000	280,974
4.50%, 04/15/30 (a)	200,000	194,972
1.70%, 10/15/30 (a)	250,000	198,875
2.63%, 04/01/31 (a)	350,000	294,703
3.75%, 04/01/32 (a)	300,000	273,042
5.00%, 04/15/33 (a)	200,000	199,118
5.00%, 04/15/40 (a)	100,000	95,214
2.80%, 09/15/41 (a)	200,000	141,288
4.65%, 04/15/42 (a)	95,000	85,846
4.38%, 09/15/45 (a)	100,000	83,716
3.70%, 04/15/46 (a)	150,000	115,154
4.05%, 05/03/47 (a)	250,000	202,787
4.55%, 04/05/49 (a)	100,000	86,800
5.13%, 04/15/50 (a)	100,000	94,651
3.00%, 10/15/50 (a)	200,000	133,964
3.50%, 04/01/51 (a)	50,000	36,274
4.25%, 04/01/52 (a)	300,000	247,209
5.63%, 04/15/53 (a)	250,000	249,132
4.45%, 04/01/62 (a)	250,000	202,770
5.80%, 09/15/62 (a)	200,000	197,560
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	195,830
2.45%, 06/15/30 (a)	200,000	166,846
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	320,595
5.75%, 05/01/25 (a)	300,000	305,253
3.13%, 06/15/26 (a)	150,000	140,519
4.00%, 04/15/28 (a)	100,000	93,378

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 06/15/30 (a)	200,000	187,892
3.50%, 10/15/32 (a)	350,000	294,934
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	146,271
3.30%, 07/01/25 (a)	100,000	97,340
1.45%, 09/01/25 (a)	150,000	138,693
3.70%, 01/30/26 (a)	330,000	323,964
3.50%, 03/01/27 (a)	200,000	192,954
3.50%, 07/01/27 (a)	200,000	191,672
3.80%, 04/01/28 (a)	250,000	241,335
2.63%, 09/01/29 (a)	100,000	88,771
2.13%, 03/01/30 (a)	150,000	127,799
3.60%, 07/01/30 (a)	150,000	140,472
4.70%, 12/09/35 (a)	100,000	97,489
6.30%, 10/15/37	200,000	222,264
6.30%, 03/01/38	200,000	221,170
4.88%, 07/15/40	100,000	95,537
3.70%, 02/15/42	100,000	81,507
4.60%, 05/26/45 (a)	100,000	91,275
4.88%, 12/09/45 (a)	320,000	304,707
4.45%, 03/01/47 (a)	100,000	89,167
4.45%, 09/01/48 (a)	200,000	178,292
3.63%, 09/01/49 (a)	300,000	233,697
4.20%, 04/01/50 (a)	100,000	86,113
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	106,697
6.00%, 01/15/43 (a)	150,000	120,908
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	143,835
2.38%, 11/01/26 (a)	100,000	93,171
2.75%, 03/27/27 (a)	350,000	329,413
2.85%, 03/27/30 (a)	350,000	315,441
3.25%, 03/27/40 (a)	300,000	247,377
3.38%, 11/01/46 (a)	230,000	185,444
3.38%, 03/27/50 (a)	200,000	160,482
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	169,994
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	142,778
4.35%, 06/01/28 (a)	200,000	194,768
4.20%, 04/01/30 (a)	100,000	95,004
1.75%, 03/15/31 (a)	150,000	117,152
4.70%, 06/15/32 (a)	150,000	146,970
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	95,101
0.50%, 08/09/24	250,000	232,857
1.80%, 02/06/25	200,000	188,922
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	151,594
7.88%, 06/15/32	200,000	225,964
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	244,000
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	131,223
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	220,122
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	296,103
2.45%, 06/15/26 (a)	150,000	140,385
2.00%, 03/12/27 (a)	200,000	180,220
4.00%, 11/15/28 (a)	150,000	145,323
3.55%, 08/15/29 (a)	200,000	188,286
2.25%, 03/12/30 (a)	100,000	84,893
2.55%, 11/15/30 (a)	195,000	166,893
3.00%, 02/14/32 (a)	200,000	174,482
3.75%, 12/01/47 (a)	150,000	118,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/48 (a)	150,000	133,266
4.45%, 08/15/49 (a)	150,000	132,344
3.35%, 03/12/50 (a)	100,000	73,058
3.50%, 11/15/50 (a)	200,000	150,836
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	147,054
4.13%, 07/15/27 (a)	100,000	93,107
Target Corp.
3.50%, 07/01/24	263,000	258,952
2.25%, 04/15/25 (a)	300,000	285,672
2.50%, 04/15/26	200,000	188,672
3.38%, 04/15/29 (a)	150,000	139,625
2.35%, 02/15/30 (a)	250,000	214,415
2.65%, 09/15/30 (a)	350,000	303,551
4.00%, 07/01/42	75,000	66,513
3.90%, 11/15/47 (a)	300,000	251,559
2.95%, 01/15/52 (a)	200,000	141,862
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	63,516
The Home Depot, Inc.
3.75%, 02/15/24 (a)	195,000	193,266
3.35%, 09/15/25 (a)	400,000	389,216
3.00%, 04/01/26 (a)	150,000	143,777
2.13%, 09/15/26 (a)	200,000	184,458
2.50%, 04/15/27 (a)	200,000	185,842
2.80%, 09/14/27 (a)	150,000	140,541
3.90%, 12/06/28 (a)	300,000	291,741
2.95%, 06/15/29 (a)	350,000	319,970
2.70%, 04/15/30 (a)	200,000	177,250
1.38%, 03/15/31 (a)	250,000	196,560
1.88%, 09/15/31 (a)	250,000	203,007
3.25%, 04/15/32 (a)	250,000	226,182
5.88%, 12/16/36	605,000	658,730
3.30%, 04/15/40 (a)	200,000	162,568
5.40%, 09/15/40 (a)	100,000	104,556
4.20%, 04/01/43 (a)	230,000	206,492
4.88%, 02/15/44 (a)	195,000	189,809
4.40%, 03/15/45 (a)	150,000	136,883
4.25%, 04/01/46 (a)	250,000	222,547
3.90%, 06/15/47 (a)	200,000	169,168
4.50%, 12/06/48 (a)	300,000	279,807
3.13%, 12/15/49 (a)	200,000	146,930
3.35%, 04/15/50 (a)	250,000	191,050
2.38%, 03/15/51 (a)	250,000	157,557
2.75%, 09/15/51 (a)	150,000	101,966
3.63%, 04/15/52 (a)	300,000	238,764
3.50%, 09/15/56 (a)	150,000	115,184
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	98,519
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	185,808
1.15%, 05/15/28 (a)	150,000	126,210
3.88%, 04/15/30 (a)	100,000	94,774
1.60%, 05/15/31 (a)	100,000	78,745
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	180,714
Toyota Motor Corp.
0.68%, 03/25/24 (a)	250,000	236,915
2.36%, 07/02/24	100,000	96,518
1.34%, 03/25/26 (a)	200,000	180,718
3.67%, 07/20/28	150,000	143,909
Toyota Motor Credit Corp.
3.35%, 01/08/24	150,000	147,782
0.45%, 01/11/24	250,000	238,502
2.50%, 03/22/24	250,000	243,017
2.90%, 04/17/24	200,000	194,990
0.50%, 06/18/24	100,000	93,683

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 09/13/24	200,000	186,330
2.00%, 10/07/24	100,000	95,236
1.45%, 01/13/25	150,000	140,820
1.80%, 02/13/25	400,000	377,128
3.00%, 04/01/25	300,000	289,197
3.95%, 06/30/25	250,000	246,132
0.80%, 10/16/25	250,000	224,777
0.80%, 01/09/26	150,000	134,106
1.13%, 06/18/26	250,000	222,405
3.20%, 01/11/27	150,000	142,110
3.05%, 03/22/27	300,000	282,201
1.15%, 08/13/27	450,000	385,753
3.65%, 01/08/29	150,000	142,196
2.15%, 02/13/30	100,000	85,233
3.38%, 04/01/30	200,000	183,714
1.90%, 09/12/31	300,000	240,009
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	97,531
VF Corp.
2.40%, 04/23/25 (a)	250,000	235,135
2.95%, 04/23/30 (a)	200,000	168,114
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	238,862
4.95%, 02/15/30 (a)	200,000	191,774
5.13%, 05/15/32 (a)	200,000	187,136
5.63%, 05/15/52 (a)	150,000	135,999
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	230,000	225,846
3.45%, 06/01/26 (a)	300,000	287,586
3.20%, 04/15/30 (a)	100,000	87,003
4.80%, 11/18/44 (a)	250,000	215,492
4.10%, 04/15/50 (a)	150,000	113,069
Walmart, Inc.
3.30%, 04/22/24 (a)	250,000	245,950
2.85%, 07/08/24 (a)	250,000	243,915
2.65%, 12/15/24 (a)	200,000	193,096
3.55%, 06/26/25 (a)	250,000	246,990
3.90%, 09/09/25	300,000	296,691
3.05%, 07/08/26 (a)	200,000	193,748
1.05%, 09/17/26 (a)	200,000	177,800
3.70%, 06/26/28 (a)	300,000	293,913
1.50%, 09/22/28 (a)	200,000	173,474
2.38%, 09/24/29 (a)	100,000	88,788
1.80%, 09/22/31 (a)	250,000	206,575
4.15%, 09/09/32 (a)	200,000	198,026
5.25%, 09/01/35	250,000	267,647
6.50%, 08/15/37	150,000	181,621
6.20%, 04/15/38	100,000	115,816
3.95%, 06/28/38 (a)	100,000	93,788
5.63%, 04/01/40	100,000	110,143
5.00%, 10/25/40	150,000	154,617
5.63%, 04/15/41	100,000	111,369
4.30%, 04/22/44 (a)	100,000	94,187
3.63%, 12/15/47 (a)	50,000	42,425
4.05%, 06/29/48 (a)	500,000	456,210
2.95%, 09/24/49 (a)	150,000	113,175
2.65%, 09/22/51 (a)	250,000	178,782
4.50%, 09/09/52 (a)	200,000	195,948
		68,313,805
Consumer Non-Cyclical 3.6%
Abbott Laboratories
2.95%, 03/15/25 (a)	250,000	242,430
3.75%, 11/30/26 (a)	200,000	197,372
1.15%, 01/30/28 (a)	50,000	43,129
1.40%, 06/30/30 (a)	150,000	121,259
4.75%, 11/30/36 (a)	350,000	353,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 11/30/37	150,000	171,289
5.30%, 05/27/40	100,000	104,080
4.75%, 04/15/43 (a)	150,000	147,648
4.90%, 11/30/46 (a)	426,000	428,326
AbbVie, Inc.
3.85%, 06/15/24 (a)	150,000	147,966
2.60%, 11/21/24 (a)	675,000	646,717
3.80%, 03/15/25 (a)	600,000	587,634
3.60%, 05/14/25 (a)	600,000	584,502
3.20%, 05/14/26 (a)	350,000	333,119
2.95%, 11/21/26 (a)	700,000	655,599
4.25%, 11/14/28 (a)	300,000	292,884
3.20%, 11/21/29 (a)	800,000	731,184
4.55%, 03/15/35 (a)	350,000	333,301
4.50%, 05/14/35 (a)	400,000	379,212
4.30%, 05/14/36 (a)	250,000	231,957
4.05%, 11/21/39 (a)	700,000	612,479
4.63%, 10/01/42 (a)	100,000	91,138
4.40%, 11/06/42	450,000	403,312
4.85%, 06/15/44 (a)	150,000	140,679
4.75%, 03/15/45 (a)	111,000	103,343
4.70%, 05/14/45 (a)	450,000	414,148
4.45%, 05/14/46 (a)	200,000	176,486
4.88%, 11/14/48 (a)	300,000	282,546
4.25%, 11/21/49 (a)	1,000,000	860,000
Adventist Health System
3.63%, 03/01/49 (a)	100,000	72,573
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	47,475
4.27%, 08/15/48 (a)	150,000	130,478
3.39%, 10/15/49 (a)	100,000	73,714
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	131,645
2.10%, 06/04/30 (a)	100,000	82,014
2.30%, 03/12/31 (a)	200,000	164,280
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	79,951
AHS Hospital Corp.
5.02%, 07/01/45	50,000	48,769
2.78%, 07/01/51 (a)	100,000	64,215
Allina Health System
3.89%, 04/15/49	100,000	81,834
Altria Group, Inc.
4.00%, 01/31/24	200,000	198,108
2.35%, 05/06/25 (a)	170,000	160,094
4.40%, 02/14/26 (a)	200,000	196,882
2.63%, 09/16/26 (a)	100,000	92,030
4.80%, 02/14/29 (a)	300,000	288,666
3.40%, 05/06/30 (a)	150,000	129,704
2.45%, 02/04/32 (a)	300,000	228,198
5.80%, 02/14/39 (a)	300,000	279,237
3.40%, 02/04/41 (a)	300,000	204,306
4.25%, 08/09/42	200,000	150,728
4.50%, 05/02/43	100,000	76,402
5.38%, 01/31/44	345,000	301,509
3.88%, 09/16/46 (a)	200,000	136,546
5.95%, 02/14/49 (a)	400,000	357,476
4.45%, 05/06/50 (a)	50,000	35,991
3.70%, 02/04/51 (a)	250,000	162,817
4.00%, 02/04/61 (a)	200,000	134,702
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	97,955
3.25%, 03/01/25 (a)	100,000	96,611
3.45%, 12/15/27 (a)	100,000	93,900
2.80%, 05/15/30 (a)	100,000	85,397
2.70%, 03/15/31 (a)	200,000	167,100

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/01/45 (a)	100,000	84,132
4.30%, 12/15/47 (a)	100,000	84,917
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	246,145
1.90%, 02/21/25 (a)	100,000	94,414
3.13%, 05/01/25 (a)	250,000	242,065
2.60%, 08/19/26 (a)	130,000	121,143
2.20%, 02/21/27 (a)	300,000	273,153
3.20%, 11/02/27 (a)	150,000	141,534
1.65%, 08/15/28 (a)	300,000	255,174
4.05%, 08/18/29 (a)	300,000	286,032
2.45%, 02/21/30 (a)	200,000	171,764
2.30%, 02/25/31 (a)	325,000	271,339
2.00%, 01/15/32 (a)	300,000	239,403
3.35%, 02/22/32 (a)	200,000	178,934
6.40%, 02/01/39	50,000	54,507
3.15%, 02/21/40 (a)	400,000	306,536
2.80%, 08/15/41 (a)	200,000	143,736
4.95%, 10/01/41	100,000	95,220
5.15%, 11/15/41 (a)	100,000	96,168
4.40%, 05/01/45 (a)	450,000	388,885
4.56%, 06/15/48 (a)	250,000	222,250
3.38%, 02/21/50 (a)	400,000	291,844
4.66%, 06/15/51 (a)	625,000	563,281
3.00%, 01/15/52 (a)	300,000	200,028
4.20%, 02/22/52 (a)	200,000	165,482
2.77%, 09/01/53 (a)	219,000	136,122
4.40%, 02/22/62 (a)	250,000	206,280
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	582,798
4.70%, 02/01/36 (a)	855,000	822,672
4.90%, 02/01/46 (a)	1,600,000	1,500,784
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	143,565
4.00%, 01/17/43	100,000	86,410
4.63%, 02/01/44	200,000	183,638
4.90%, 02/01/46 (a)	200,000	187,954
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	436,369
4.75%, 01/23/29 (a)	750,000	750,615
3.50%, 06/01/30 (a)	300,000	277,086
4.90%, 01/23/31 (a)	100,000	101,848
4.38%, 04/15/38 (a)	250,000	230,655
8.20%, 01/15/39	250,000	321,070
5.45%, 01/23/39 (a)	300,000	306,798
8.00%, 11/15/39	150,000	187,957
4.35%, 06/01/40 (a)	250,000	226,817
4.95%, 01/15/42	200,000	192,240
3.75%, 07/15/42	100,000	83,266
4.60%, 04/15/48 (a)	400,000	365,300
4.44%, 10/06/48 (a)	350,000	308,269
5.55%, 01/23/49 (a)	600,000	615,720
4.50%, 06/01/50 (a)	400,000	363,832
4.75%, 04/15/58 (a)	300,000	275,187
5.80%, 01/23/59 (a)	350,000	369,624
4.60%, 06/01/60 (a)	200,000	180,452
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	186,334
3.25%, 03/27/30 (a)	200,000	182,694
2.90%, 03/01/32 (a)	150,000	130,778
5.38%, 09/15/35	100,000	104,395
4.54%, 03/26/42	100,000	93,895
3.75%, 09/15/47 (a)	50,000	41,980
4.50%, 03/15/49 (a)	100,000	94,055
2.70%, 09/15/51 (a)	100,000	68,890
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ascension Health
3.11%, 11/15/39 (a)	100,000	77,509
3.95%, 11/15/46	250,000	210,947
4.85%, 11/15/53	100,000	96,214
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	300,000	282,468
1.20%, 05/28/26 (a)	250,000	223,712
1.75%, 05/28/28 (a)	250,000	217,812
2.25%, 05/28/31 (a)	150,000	126,294
AstraZeneca PLC
3.38%, 11/16/25	300,000	290,721
0.70%, 04/08/26 (a)	200,000	177,326
3.13%, 06/12/27 (a)	100,000	95,060
4.00%, 01/17/29 (a)	250,000	243,202
1.38%, 08/06/30 (a)	250,000	200,545
6.45%, 09/15/37	380,000	433,664
4.00%, 09/18/42	250,000	222,457
4.38%, 11/16/45	100,000	92,326
4.38%, 08/17/48 (a)	150,000	138,332
2.13%, 08/06/50 (a)	50,000	30,502
3.00%, 05/28/51 (a)	100,000	72,794
Banner Health
2.34%, 01/01/30 (a)	100,000	84,518
1.90%, 01/01/31 (a)	100,000	80,256
3.18%, 01/01/50 (a)	100,000	71,171
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	110,094
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	385,868
2.79%, 09/06/24 (a)	150,000	143,523
3.22%, 09/06/26 (a)	200,000	185,752
4.70%, 04/02/27 (a)	150,000	144,990
3.56%, 08/15/27 (a)	600,000	547,632
2.26%, 03/25/28 (a)	350,000	293,692
3.46%, 09/06/29 (a)	100,000	86,376
4.91%, 04/02/30 (a)	75,000	69,697
2.73%, 03/25/31 (a)	250,000	198,047
4.74%, 03/16/32 (a)	200,000	180,310
4.39%, 08/15/37 (a)	450,000	356,445
3.73%, 09/25/40 (a)	150,000	105,767
4.54%, 08/15/47 (a)	400,000	290,564
4.76%, 09/06/49 (a)	150,000	112,866
5.28%, 04/02/50 (a)	100,000	81,331
3.98%, 09/25/50 (a)	200,000	136,358
5.65%, 03/16/52 (a)	125,000	105,650
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	221,742
4.45%, 03/16/28 (a)	100,000	93,236
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	147,633
5.25%, 06/23/45 (a)	99,000	95,431
Baxter International, Inc.
0.87%, 12/01/23	150,000	144,106
1.32%, 11/29/24	100,000	93,131
2.60%, 08/15/26 (a)	129,000	118,939
1.92%, 02/01/27 (a)	300,000	267,501
2.27%, 12/01/28 (a)	250,000	216,177
3.95%, 04/01/30 (a)	100,000	92,725
1.73%, 04/01/31 (a)	150,000	115,839
2.54%, 02/01/32 (a)	250,000	202,057
3.50%, 08/15/46 (a)	85,000	63,109
3.13%, 12/01/51 (a)	150,000	101,459
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	81,889

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	79,280
4.19%, 11/15/45 (a)	100,000	86,612
2.84%, 11/15/50 (a)	200,000	134,556
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	186,603
3.73%, 12/15/24 (a)	102,000	99,603
3.70%, 06/06/27 (a)	298,000	285,097
2.82%, 05/20/30 (a)	200,000	174,342
1.96%, 02/11/31 (a)	200,000	161,102
4.69%, 12/15/44 (a)	250,000	229,432
4.67%, 06/06/47 (a)	200,000	182,390
3.79%, 05/20/50 (a)	150,000	118,737
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	292,512
2.25%, 05/01/30 (a)	300,000	247,905
3.15%, 05/01/50 (a)	300,000	206,364
3.25%, 02/15/51 (a)	292,000	204,058
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	93,001
3.70%, 03/15/32 (a)	150,000	130,350
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	79,791
3.21%, 06/01/50 (a)	100,000	69,362
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	187,224
4.55%, 03/01/39 (a)	150,000	136,653
4.70%, 03/01/49 (a)	300,000	276,822
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	300,000	291,954
3.88%, 08/15/25 (a)	91,000	88,901
0.75%, 11/13/25 (a)	150,000	135,261
3.20%, 06/15/26 (a)	350,000	336,588
3.25%, 02/27/27	150,000	144,718
1.13%, 11/13/27 (a)	250,000	214,125
3.90%, 02/20/28 (a)	300,000	292,065
3.40%, 07/26/29 (a)	500,000	468,805
1.45%, 11/13/30 (a)	150,000	119,916
2.95%, 03/15/32 (a)	350,000	310,884
4.13%, 06/15/39 (a)	400,000	365,384
2.35%, 11/13/40 (a)	150,000	105,944
3.55%, 03/15/42 (a)	250,000	208,712
3.25%, 08/01/42	100,000	79,022
4.63%, 05/15/44 (a)	150,000	142,247
5.00%, 08/15/45 (a)	100,000	99,316
4.35%, 11/15/47 (a)	250,000	227,217
4.55%, 02/20/48 (a)	150,000	139,686
4.25%, 10/26/49 (a)	700,000	624,610
2.55%, 11/13/50 (a)	200,000	132,152
3.70%, 03/15/52 (a)	350,000	285,904
3.90%, 03/15/62 (a)	150,000	121,923
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	134,489
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	92,202
2.40%, 08/18/31 (a)	150,000	110,375
5.10%, 04/01/52 (a)	75,000	53,916
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	91,504
3.25%, 08/15/26 (a)	150,000	140,778
3.75%, 09/25/27 (a)	150,000	140,987
2.75%, 05/14/31 (a)	150,000	124,676
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	98,137
3.30%, 03/19/25 (a)	150,000	145,074
4.15%, 03/15/28 (a)	150,000	145,495
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/48 (a)	100,000	90,939
3.13%, 04/24/50 (a)	200,000	139,852
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	200,000	194,118
3.75%, 09/15/25 (a)	130,000	125,887
3.41%, 06/15/27 (a)	250,000	235,110
4.50%, 11/15/44 (a)	100,000	81,607
4.90%, 09/15/45 (a)	80,000	70,150
4.37%, 06/15/47 (a)	100,000	80,382
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	33,179
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	91,532
Children's Hospital
2.93%, 07/15/50 (a)	100,000	64,447
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	87,625
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	94,243
3.95%, 08/01/47 (a)	100,000	80,451
5.00%, 06/15/52 (a)	100,000	95,396
Cigna Corp.
0.61%, 03/15/24 (a)	100,000	94,640
3.50%, 06/15/24 (a)	145,000	141,987
3.25%, 04/15/25 (a)	200,000	193,608
4.13%, 11/15/25 (a)	250,000	245,487
4.50%, 02/25/26 (a)	194,000	193,709
1.25%, 03/15/26 (a)	200,000	179,496
3.40%, 03/01/27 (a)	142,000	134,355
3.05%, 10/15/27 (a)	145,000	134,305
4.38%, 10/15/28 (a)	660,000	643,916
2.40%, 03/15/30 (a)	250,000	212,540
2.38%, 03/15/31 (a)	250,000	207,372
4.80%, 08/15/38 (a)	330,000	312,837
3.20%, 03/15/40 (a)	150,000	116,693
6.13%, 11/15/41	100,000	107,094
4.80%, 07/15/46 (a)	270,000	246,931
3.88%, 10/15/47 (a)	145,000	115,091
4.90%, 12/15/48 (a)	450,000	416,745
3.40%, 03/15/50 (a)	200,000	145,964
3.40%, 03/15/51 (a)	300,000	219,414
City of Hope
5.62%, 11/15/43	100,000	99,541
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,364
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	176,704
1.85%, 09/01/32 (a)	100,000	77,456
5.25%, 11/26/43	150,000	144,357
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	98,572
3.10%, 08/15/27 (a)	200,000	192,388
4.00%, 08/15/45	100,000	91,436
3.70%, 08/01/47 (a)	100,000	87,769
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	95,789
1.55%, 10/01/25 (a)	125,000	112,574
3.35%, 10/01/29 (a)	150,000	131,643
4.35%, 11/01/42	150,000	125,784
3.82%, 10/01/49 (a)	150,000	112,637
4.19%, 10/01/49 (a)	200,000	155,212
3.91%, 10/01/50 (a)	100,000	74,030
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	96,522

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	197,634
4.60%, 11/01/25 (a)	150,000	148,563
1.38%, 11/01/27 (a)	250,000	208,742
4.85%, 11/01/28 (a)	250,000	244,560
5.30%, 11/01/38 (a)	250,000	240,402
5.40%, 11/01/48 (a)	200,000	191,252
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	149,451
4.40%, 11/15/25 (a)	100,000	99,027
4.75%, 12/01/25	100,000	100,273
3.70%, 12/06/26 (a)	250,000	240,212
3.50%, 05/09/27 (a)	100,000	94,458
3.15%, 08/01/29 (a)	50,000	44,454
2.88%, 05/01/30 (a)	400,000	345,668
4.75%, 05/09/32 (a)	150,000	145,296
4.50%, 05/09/47 (a)	150,000	129,014
5.25%, 11/15/48 (a)	150,000	143,622
3.75%, 05/01/50 (a)	150,000	115,599
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	71,881
CVS Health Corp.
3.38%, 08/12/24 (a)	230,000	224,885
2.63%, 08/15/24 (a)	150,000	145,065
4.10%, 03/25/25 (a)	200,000	198,094
3.88%, 07/20/25 (a)	500,000	491,655
2.88%, 06/01/26 (a)	200,000	187,690
3.00%, 08/15/26 (a)	200,000	188,200
3.63%, 04/01/27 (a)	150,000	143,951
1.30%, 08/21/27 (a)	400,000	343,548
4.30%, 03/25/28 (a)	945,000	919,116
3.25%, 08/15/29 (a)	300,000	271,554
3.75%, 04/01/30 (a)	300,000	277,728
1.75%, 08/21/30 (a)	250,000	199,582
1.88%, 02/28/31 (a)	250,000	199,840
2.13%, 09/15/31 (a)	200,000	160,918
4.88%, 07/20/35 (a)	200,000	192,042
4.78%, 03/25/38 (a)	800,000	741,928
6.13%, 09/15/39	50,000	52,754
4.13%, 04/01/40 (a)	200,000	168,762
2.70%, 08/21/40 (a)	200,000	140,632
5.30%, 12/05/43 (a)	100,000	95,773
5.13%, 07/20/45 (a)	600,000	561,402
5.05%, 03/25/48 (a)	1,300,000	1,205,568
4.25%, 04/01/50 (a)	150,000	123,860
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,615
4.38%, 09/15/45 (a)	100,000	90,400
2.60%, 10/01/50 (a)	200,000	133,464
2.80%, 12/10/51 (a)	200,000	138,002
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	125,043
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	95,354
2.60%, 11/15/29 (a)	100,000	88,562
3.25%, 11/15/39 (a)	150,000	121,940
3.40%, 11/15/49 (a)	150,000	115,982
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	190,422
1.38%, 09/29/25 (a)	200,000	183,396
3.88%, 05/18/28 (a)	200,000	192,162
2.38%, 10/24/29 (a)	200,000	172,024
2.00%, 04/29/30 (a)	250,000	208,077
2.13%, 04/29/32 (a)	200,000	161,654
3.88%, 04/29/43 (a)	100,000	84,552
Diageo Investment Corp.
4.25%, 05/11/42	150,000	134,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dignity Health
4.50%, 11/01/42	50,000	42,268
5.27%, 11/01/64	50,000	43,516
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	125,288
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	96,688
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	95,950
3.10%, 05/15/27 (a)	100,000	95,182
3.38%, 03/15/29 (a)	200,000	190,068
3.70%, 03/01/45 (a)	100,000	87,312
3.95%, 05/15/47 (a)	50,000	45,197
3.95%, 03/15/49 (a)	200,000	181,700
2.25%, 05/15/50 (a)	200,000	130,820
4.15%, 03/15/59 (a)	150,000	134,859
2.50%, 09/15/60 (a)	100,000	64,250
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	81,153
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	167,334
3.50%, 01/16/50 (a)	300,000	213,369
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,078
GE Healthcare Holding LLC
5.60%, 11/15/25 (a)(c)	300,000	303,102
5.65%, 11/15/27 (a)(c)	300,000	307,194
5.86%, 03/15/30 (a)(c)	200,000	207,506
5.91%, 11/22/32 (a)(c)	300,000	315,313
6.38%, 11/22/52 (a)(c)	200,000	222,656
General Mills, Inc.
4.00%, 04/17/25 (a)	300,000	296,115
4.20%, 04/17/28 (a)	375,000	368,891
2.88%, 04/15/30 (a)	150,000	131,933
5.40%, 06/15/40	150,000	150,855
3.00%, 02/01/51 (a)	150,000	104,246
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	400,000	390,712
3.65%, 03/01/26 (a)	550,000	533,868
2.95%, 03/01/27 (a)	200,000	187,276
1.20%, 10/01/27 (a)	150,000	127,971
1.65%, 10/01/30 (a)	200,000	161,344
4.60%, 09/01/35 (a)	200,000	194,658
4.00%, 09/01/36 (a)	100,000	89,852
2.60%, 10/01/40 (a)	100,000	71,810
5.65%, 12/01/41 (a)	224,000	232,852
4.80%, 04/01/44 (a)	300,000	283,287
4.50%, 02/01/45 (a)	350,000	316,963
4.75%, 03/01/46 (a)	370,000	340,888
4.15%, 03/01/47 (a)	300,000	253,851
2.80%, 10/01/50 (a)	250,000	165,470
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	200,000	195,468
3.38%, 06/01/29 (a)	200,000	186,944
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	147,366
3.88%, 05/15/28	400,000	387,772
6.38%, 05/15/38	363,000	416,742
4.20%, 03/18/43	100,000	89,598
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	400,000	374,188
3.38%, 03/24/29 (a)	250,000	227,302
3.63%, 03/24/32 (a)	400,000	353,688
4.00%, 03/24/52 (a)	250,000	201,380

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	140,128
2.88%, 09/01/50 (a)	100,000	66,270
4.50%, 07/01/57 (a)	50,000	43,545
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	54,374
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	96,225
3.55%, 11/19/26 (a)	150,000	141,558
3.50%, 09/15/27 (a)	100,000	93,311
3.90%, 11/19/29 (a)	100,000	90,238
6.35%, 03/15/40	50,000	49,572
5.10%, 05/15/44 (a)	50,000	42,738
HCA, Inc.
5.00%, 03/15/24	400,000	398,568
5.38%, 02/01/25	500,000	499,450
5.25%, 04/15/25	300,000	300,243
5.88%, 02/15/26 (a)	250,000	252,180
5.25%, 06/15/26 (a)	150,000	149,028
5.38%, 09/01/26 (a)	200,000	199,406
4.50%, 02/15/27 (a)	200,000	192,602
3.13%, 03/15/27 (a)(c)	100,000	91,102
5.63%, 09/01/28 (a)	250,000	250,115
5.88%, 02/01/29 (a)	200,000	202,074
3.38%, 03/15/29 (a)(c)	100,000	88,306
4.13%, 06/15/29 (a)	350,000	321,415
3.50%, 09/01/30 (a)	400,000	347,220
2.38%, 07/15/31 (a)	200,000	157,566
3.63%, 03/15/32 (a)(c)	400,000	343,352
5.13%, 06/15/39 (a)	150,000	134,531
4.38%, 03/15/42 (a)(c)	100,000	81,565
5.50%, 06/15/47 (a)	200,000	181,728
5.25%, 06/15/49 (a)	350,000	308,329
3.50%, 07/15/51 (a)	300,000	202,311
4.63%, 03/15/52 (a)(c)	350,000	282,065
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	141,141
1.70%, 06/03/28 (a)	150,000	130,160
1.80%, 06/11/30 (a)	150,000	123,096
3.05%, 06/03/51 (a)	150,000	106,739
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	129,648
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	119,322
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	45,356
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	128,762
3.90%, 06/01/50 (a)	100,000	76,231
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	75,114
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	250,000	220,860
5.50%, 01/15/30 (a)(c)	250,000	240,530
3.63%, 01/15/32 (a)(c)	200,000	166,366
3.00%, 05/15/32 (a)(c)	250,000	197,142
5.75%, 04/01/33 (a)(c)	300,000	291,225
4.38%, 02/02/52 (a)(c)	150,000	110,351
6.50%, 12/01/52 (a)(c)	200,000	196,342
Johnson & Johnson
3.38%, 12/05/23	200,000	198,916
2.63%, 01/15/25 (a)	100,000	96,590
0.55%, 09/01/25 (a)	300,000	272,859
2.45%, 03/01/26 (a)	250,000	237,377
2.95%, 03/03/27 (a)	100,000	95,593
0.95%, 09/01/27 (a)	400,000	348,572
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 01/15/28 (a)	200,000	189,564
1.30%, 09/01/30 (a)	400,000	328,384
4.38%, 12/05/33 (a)	150,000	150,595
3.55%, 03/01/36 (a)	100,000	90,724
3.63%, 03/03/37 (a)	200,000	181,208
3.40%, 01/15/38 (a)	150,000	130,182
5.85%, 07/15/38	200,000	223,100
2.10%, 09/01/40 (a)	250,000	176,947
4.50%, 09/01/40	150,000	146,107
3.70%, 03/01/46 (a)	430,000	371,215
3.75%, 03/03/47 (a)	200,000	173,116
3.50%, 01/15/48 (a)	150,000	125,358
2.25%, 09/01/50 (a)	200,000	130,946
2.45%, 09/01/60 (a)	250,000	161,602
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,334
2.81%, 06/01/41 (a)	250,000	184,575
4.88%, 04/01/42	150,000	144,573
4.15%, 05/01/47 (a)	250,000	218,205
3.27%, 11/01/49 (a)	150,000	109,977
3.00%, 06/01/51 (a)	250,000	175,000
Kellogg Co.
2.65%, 12/01/23	200,000	195,590
3.40%, 11/15/27 (a)	100,000	93,978
4.30%, 05/15/28 (a)	100,000	98,522
2.10%, 06/01/30 (a)	150,000	122,550
7.45%, 04/01/31	100,000	114,470
4.50%, 04/01/46	100,000	87,780
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	250,000	245,225
0.75%, 03/15/24 (a)	100,000	94,588
4.42%, 05/25/25 (a)	150,000	149,740
2.55%, 09/15/26 (a)	100,000	92,001
4.60%, 05/25/28 (a)	300,000	299,124
3.20%, 05/01/30 (a)	200,000	176,338
2.25%, 03/15/31 (a)	100,000	81,132
4.05%, 04/15/32 (a)	200,000	184,318
4.50%, 11/15/45 (a)	150,000	130,286
4.42%, 12/15/46 (a)	150,000	126,584
3.80%, 05/01/50 (a)	150,000	114,983
4.50%, 04/15/52 (a)	200,000	170,258
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	142,514
1.05%, 09/15/27 (a)	50,000	43,150
3.95%, 11/01/28 (a)	200,000	194,430
3.20%, 04/25/29 (a)	100,000	92,118
3.10%, 03/26/30 (a)	250,000	226,145
2.00%, 11/02/31 (a)	150,000	122,469
3.20%, 07/30/46 (a)	100,000	73,969
3.90%, 05/04/47 (a)	100,000	84,188
2.88%, 02/07/50 (a)	100,000	70,886
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	38,850
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	161,799
5.00%, 03/15/42	95,000	84,202
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	423,760
3.88%, 05/15/27 (a)	250,000	241,310
3.75%, 04/01/30 (a)	50,000	46,342
4.25%, 03/01/31 (a)	200,000	190,258
6.50%, 02/09/40	250,000	271,970
5.00%, 06/04/42	200,000	188,080
5.20%, 07/15/45 (a)	450,000	425,434
4.38%, 06/01/46 (a)	450,000	379,714
4.88%, 10/01/49 (a)	200,000	180,722
5.50%, 06/01/50 (a)	200,000	199,668

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	96,523
2.30%, 12/01/24 (a)	100,000	94,624
3.60%, 02/01/25 (a)	150,000	145,561
3.60%, 09/01/27 (a)	150,000	142,929
2.95%, 12/01/29 (a)	100,000	87,304
2.70%, 06/01/31 (a)	150,000	126,048
4.70%, 02/01/45 (a)	150,000	132,975
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	79,468
4.12%, 07/01/55	100,000	81,231
3.34%, 07/01/60 (a)	100,000	67,134
Mayo Clinic
4.00%, 11/15/47	100,000	85,638
3.20%, 11/15/61 (a)	150,000	100,269
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,444
0.90%, 02/15/26 (a)	200,000	175,906
3.40%, 08/15/27 (a)	150,000	141,177
1.85%, 02/15/31 (a)	100,000	78,065
4.20%, 08/15/47 (a)	50,000	41,466
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	98,558
0.90%, 12/03/25 (a)	200,000	178,344
3.95%, 02/16/28 (a)	100,000	95,095
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	85,827
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	147,862
5.90%, 11/01/39	150,000	157,170
Medtronic, Inc.
4.38%, 03/15/35	400,000	386,552
4.63%, 03/15/45	325,000	311,925
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	99,732
4.20%, 07/01/55	190,000	159,589
Merck & Co., Inc.
2.90%, 03/07/24 (a)	150,000	147,015
2.75%, 02/10/25 (a)	380,000	366,400
0.75%, 02/24/26 (a)	250,000	224,200
1.70%, 06/10/27 (a)	300,000	268,908
1.90%, 12/10/28 (a)	200,000	174,192
3.40%, 03/07/29 (a)	350,000	330,067
1.45%, 06/24/30 (a)	250,000	202,842
2.15%, 12/10/31 (a)	400,000	332,756
6.55%, 09/15/37	100,000	116,969
3.90%, 03/07/39 (a)	100,000	89,648
2.35%, 06/24/40 (a)	100,000	71,613
3.60%, 09/15/42 (a)	100,000	84,369
4.15%, 05/18/43	200,000	182,464
3.70%, 02/10/45 (a)	400,000	337,540
4.00%, 03/07/49 (a)	300,000	265,836
2.45%, 06/24/50 (a)	250,000	165,632
2.75%, 12/10/51 (a)	400,000	278,640
2.90%, 12/10/61 (a)	200,000	133,810
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	328,947
5.00%, 05/01/42	200,000	180,884
4.20%, 07/15/46 (a)	330,000	265,977
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	162,820
2.63%, 03/17/27 (a)	150,000	136,914
2.75%, 04/13/30 (a)	150,000	130,386
1.50%, 02/04/31 (a)	150,000	116,697
3.00%, 03/17/32 (a)	150,000	129,635
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 10/15/32 (a)	150,000	115,754
2.63%, 09/04/50 (a)	250,000	161,375
Montefiore Obligated Group
4.29%, 09/01/50	100,000	62,075
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	75,183
3.39%, 07/01/50 (a)	150,000	101,844
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	60,689
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	142,175
5.40%, 11/29/43 (a)	100,000	80,687
5.20%, 04/15/48 (a)	100,000	77,763
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,081
4.26%, 11/01/47 (a)	150,000	120,527
3.81%, 11/01/49 (a)	100,000	72,387
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	75,785
3.17%, 11/01/51 (a)	100,000	71,626
Novartis Capital Corp.
3.40%, 05/06/24	350,000	344,624
1.75%, 02/14/25 (a)	100,000	94,856
3.00%, 11/20/25 (a)	250,000	241,410
2.00%, 02/14/27 (a)	200,000	183,406
3.10%, 05/17/27 (a)	200,000	191,614
2.20%, 08/14/30 (a)	250,000	215,282
3.70%, 09/21/42	100,000	86,246
4.40%, 05/06/44	350,000	333,711
4.00%, 11/20/45 (a)	225,000	204,313
2.75%, 08/14/50 (a)	200,000	142,478
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,239
NYU Langone Hospitals
4.78%, 07/01/44	100,000	89,528
4.37%, 07/01/47 (a)	100,000	84,320
3.38%, 07/01/55 (a)	150,000	104,192
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	121,542
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	40,968
3.33%, 10/01/50 (a)	100,000	70,659
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	44,905
4.79%, 11/15/48 (a)	75,000	64,158
3.22%, 11/15/50 (a)	100,000	67,654
PepsiCo, Inc.
3.60%, 03/01/24 (a)	150,000	148,194
2.25%, 03/19/25 (a)	300,000	286,812
2.75%, 04/30/25 (a)	150,000	144,223
3.50%, 07/17/25 (a)	150,000	147,187
2.85%, 02/24/26 (a)	100,000	96,136
2.38%, 10/06/26 (a)	250,000	234,757
2.63%, 03/19/27 (a)	150,000	140,210
3.00%, 10/15/27 (a)	250,000	237,257
2.63%, 07/29/29 (a)	250,000	223,920
2.75%, 03/19/30 (a)	350,000	312,077
1.63%, 05/01/30 (a)	200,000	166,234
1.40%, 02/25/31 (a)	200,000	160,572
1.95%, 10/21/31 (a)	250,000	206,117
3.50%, 03/19/40 (a)	50,000	42,588
2.63%, 10/21/41 (a)	150,000	114,143
3.60%, 08/13/42	150,000	128,376
4.45%, 04/14/46 (a)	200,000	195,224
3.45%, 10/06/46 (a)	150,000	124,052

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/02/47 (a)	100,000	89,005
3.38%, 07/29/49 (a)	150,000	122,726
2.88%, 10/15/49 (a)	150,000	111,666
3.63%, 03/19/50 (a)	200,000	170,982
3.88%, 03/19/60 (a)	200,000	180,940
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	138,312
1.90%, 09/15/28 (a)	200,000	167,076
3.30%, 09/15/29 (a)	150,000	131,864
2.55%, 03/15/31 (a)	100,000	81,667
2.25%, 09/15/31 (a)	150,000	118,946
Pfizer, Inc.
2.95%, 03/15/24 (a)	150,000	147,268
0.80%, 05/28/25 (a)	250,000	230,937
2.75%, 06/03/26	300,000	285,876
3.00%, 12/15/26	350,000	335,440
3.60%, 09/15/28 (a)	200,000	193,412
3.45%, 03/15/29 (a)	300,000	284,544
2.63%, 04/01/30 (a)	200,000	178,064
1.70%, 05/28/30 (a)	200,000	166,506
1.75%, 08/18/31 (a)	175,000	143,094
4.00%, 12/15/36	150,000	139,799
4.10%, 09/15/38 (a)	150,000	139,478
3.90%, 03/15/39 (a)	200,000	180,808
7.20%, 03/15/39	460,000	568,753
2.55%, 05/28/40 (a)	200,000	149,278
5.60%, 09/15/40	50,000	53,496
4.30%, 06/15/43	100,000	93,711
4.40%, 05/15/44	180,000	171,362
4.13%, 12/15/46	100,000	91,222
4.20%, 09/15/48 (a)	200,000	184,614
4.00%, 03/15/49 (a)	250,000	224,947
2.70%, 05/28/50 (a)	200,000	142,640
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	150,000	145,752
3.25%, 11/10/24	80,000	77,328
1.50%, 05/01/25 (a)	175,000	162,038
3.38%, 08/11/25 (a)	130,000	124,831
5.00%, 11/17/25	400,000	398,520
0.88%, 05/01/26 (a)	150,000	132,179
5.13%, 11/17/27 (a)	300,000	300,792
3.13%, 03/02/28 (a)	100,000	90,912
3.38%, 08/15/29 (a)	150,000	135,071
2.10%, 05/01/30 (a)	150,000	121,881
1.75%, 11/01/30 (a)	150,000	117,708
5.75%, 11/17/32 (a)	300,000	309,126
6.38%, 05/16/38	250,000	260,572
4.38%, 11/15/41	200,000	164,434
4.50%, 03/20/42	100,000	83,173
3.88%, 08/21/42	100,000	75,904
4.13%, 03/04/43	175,000	140,607
4.88%, 11/15/43	100,000	87,285
4.25%, 11/10/44	200,000	158,812
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	138,702
Pilgrim's Pride Corp.
3.50%, 03/01/32 (a)(c)	150,000	122,280
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	169,834
3.93%, 10/01/48 (a)	100,000	78,802
2.70%, 10/01/51 (a)	150,000	90,335
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	145,794
3.45%, 06/01/26 (a)	150,000	144,099
4.20%, 06/30/29 (a)	100,000	96,525
2.95%, 06/30/30 (a)	150,000	130,742
2.80%, 06/30/31 (a)	200,000	169,238
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	196,690
2.80%, 09/15/50 (a)	150,000	96,591
Reynolds American, Inc.
4.45%, 06/12/25 (a)	495,000	486,996
5.70%, 08/15/35 (a)	150,000	138,987
7.25%, 06/15/37	50,000	52,210
6.15%, 09/15/43	100,000	89,905
5.85%, 08/15/45 (a)	350,000	308,035
Royalty Pharma PLC
1.20%, 09/02/25 (a)	250,000	224,255
1.75%, 09/02/27 (a)	200,000	170,428
2.20%, 09/02/30 (a)	200,000	158,680
2.15%, 09/02/31 (a)	150,000	115,752
3.30%, 09/02/40 (a)	200,000	144,562
3.55%, 09/02/50 (a)	150,000	100,497
3.35%, 09/02/51 (a)	50,000	32,430
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	91,685
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	33,024
Sanofi
3.63%, 06/19/28 (a)	250,000	240,942
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	32,019
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	635,000	598,792
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	196,462
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	37,860
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	90,183
3.80%, 11/15/48 (a)	150,000	121,248
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	123,441
3.75%, 03/15/51 (a)	150,000	109,989
Stryker Corp.
0.60%, 12/01/23 (a)	100,000	95,535
1.15%, 06/15/25 (a)	200,000	183,526
3.38%, 11/01/25 (a)	150,000	145,287
3.50%, 03/15/26 (a)	150,000	145,318
3.65%, 03/07/28 (a)	150,000	144,064
1.95%, 06/15/30 (a)	250,000	206,690
4.38%, 05/15/44 (a)	100,000	86,137
4.63%, 03/15/46 (a)	150,000	136,478
2.90%, 06/15/50 (a)	200,000	138,738
Sutter Health
1.32%, 08/15/25 (a)	100,000	91,090
2.29%, 08/15/30 (a)	100,000	82,565
3.16%, 08/15/40 (a)	100,000	74,509
4.09%, 08/15/48 (a)	65,000	52,701
3.36%, 08/15/50 (a)	150,000	105,671
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,143
3.30%, 07/15/26 (a)	150,000	142,331
3.25%, 07/15/27 (a)	150,000	139,790
2.40%, 02/15/30 (a)	200,000	168,536
5.95%, 04/01/30 (a)	200,000	210,386
2.45%, 12/14/31 (a)	150,000	122,387
4.85%, 10/01/45 (a)	100,000	90,665
4.50%, 04/01/46 (a)	150,000	128,754
4.45%, 03/15/48 (a)	100,000	84,723
3.30%, 02/15/50 (a)	100,000	71,288
6.60%, 04/01/50 (a)	150,000	170,086
3.15%, 12/14/51 (a)	150,000	103,092

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	250,000	249,750
2.05%, 03/31/30 (a)	500,000	412,810
3.03%, 07/09/40 (a)	200,000	150,558
3.18%, 07/09/50 (a)	250,000	175,667
3.38%, 07/09/60 (a)	200,000	138,188
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	116,932
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	86,636
2.59%, 02/01/50 (a)	80,000	50,001
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	64,751
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	88,178
The Clorox Co.
3.10%, 10/01/27 (a)	150,000	140,162
3.90%, 05/15/28 (a)	100,000	96,345
4.60%, 05/01/32 (a)	200,000	195,402
The Coca-Cola Co.
1.75%, 09/06/24	200,000	192,102
3.38%, 03/25/27	200,000	194,096
1.45%, 06/01/27	200,000	178,190
1.50%, 03/05/28	200,000	174,516
1.00%, 03/15/28	250,000	212,212
2.13%, 09/06/29	150,000	130,766
3.45%, 03/25/30	200,000	187,196
1.65%, 06/01/30	300,000	248,976
2.00%, 03/05/31	125,000	104,606
1.38%, 03/15/31	250,000	198,087
2.25%, 01/05/32	350,000	295,508
2.50%, 06/01/40	200,000	148,548
2.88%, 05/05/41	150,000	117,917
4.20%, 03/25/50	100,000	94,535
2.60%, 06/01/50	300,000	208,593
3.00%, 03/05/51	250,000	188,427
2.50%, 03/15/51	300,000	201,753
2.75%, 06/01/60	200,000	138,136
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	47,504
3.15%, 03/15/27 (a)	100,000	94,770
2.38%, 12/01/29 (a)	100,000	86,322
2.60%, 04/15/30 (a)	150,000	130,668
1.95%, 03/15/31 (a)	150,000	121,809
6.00%, 05/15/37	90,000	98,138
4.15%, 03/15/47 (a)	100,000	89,102
3.13%, 12/01/49 (a)	150,000	109,820
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	95,416
0.90%, 06/01/25 (a)	150,000	137,420
2.45%, 11/15/29 (a)	100,000	87,138
3.13%, 11/15/49 (a)	100,000	73,384
2.65%, 06/01/50 (a)	100,000	67,992
The JM Smucker Co.
3.50%, 03/15/25	237,000	230,362
2.38%, 03/15/30 (a)	100,000	83,702
2.13%, 03/15/32 (a)	250,000	196,430
4.38%, 03/15/45	100,000	83,636
3.55%, 03/15/50 (a)	100,000	69,915
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	122,192
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	192,234
2.65%, 10/15/26 (a)	150,000	138,156
3.70%, 08/01/27 (a)	100,000	95,509
4.50%, 01/15/29 (a)	200,000	194,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 05/01/30 (a)	200,000	163,868
1.70%, 01/15/31 (a)	100,000	78,015
6.90%, 04/15/38	50,000	55,555
5.40%, 07/15/40 (a)	100,000	96,989
5.00%, 04/15/42 (a)	100,000	92,379
3.88%, 10/15/46 (a)	100,000	78,495
4.45%, 02/01/47 (a)	200,000	172,788
4.65%, 01/15/48 (a)	50,000	44,036
3.95%, 01/15/50 (a)	150,000	120,207
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	96,198
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	68,011
4.02%, 08/01/45	150,000	126,504
2.61%, 08/01/60 (a)	100,000	57,927
3.95%, 08/01/19 (a)	100,000	70,219
The Procter & Gamble Co.
0.55%, 10/29/25	125,000	112,501
2.70%, 02/02/26	150,000	143,663
1.00%, 04/23/26	250,000	224,937
2.45%, 11/03/26	241,000	226,991
1.90%, 02/01/27	200,000	183,616
2.80%, 03/25/27	100,000	94,292
2.85%, 08/11/27	150,000	141,773
3.00%, 03/25/30	200,000	184,322
1.20%, 10/29/30	150,000	119,565
1.95%, 04/23/31	150,000	127,221
2.30%, 02/01/32	200,000	171,770
3.55%, 03/25/40	100,000	87,994
3.50%, 10/25/47	100,000	84,306
3.60%, 03/25/50	175,000	150,573
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	466,450
1.75%, 10/15/28 (a)	100,000	85,639
2.60%, 10/01/29 (a)	150,000	133,602
2.00%, 10/15/31 (a)	250,000	205,612
2.80%, 10/15/41 (a)	200,000	151,276
5.30%, 02/01/44 (a)	45,000	46,310
4.10%, 08/15/47 (a)	150,000	133,547
Trinity Health Corp.
4.13%, 12/01/45	100,000	85,254
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	200,000	196,680
4.00%, 03/01/26 (a)	100,000	97,490
3.55%, 06/02/27 (a)	250,000	236,460
4.35%, 03/01/29 (a)	150,000	145,920
4.88%, 08/15/34 (a)	50,000	49,170
5.15%, 08/15/44 (a)	150,000	143,073
4.55%, 06/02/47 (a)	100,000	88,646
5.10%, 09/28/48 (a)	300,000	285,171
Unilever Capital Corp.
2.60%, 05/05/24 (a)	200,000	194,328
3.38%, 03/22/25 (a)	100,000	97,775
2.00%, 07/28/26	250,000	229,615
2.90%, 05/05/27 (a)	250,000	234,855
3.50%, 03/22/28 (a)	250,000	237,942
2.13%, 09/06/29 (a)	150,000	128,607
1.38%, 09/14/30 (a)	100,000	79,018
1.75%, 08/12/31 (a)	150,000	120,108
5.90%, 11/15/32	100,000	109,726
2.63%, 08/12/51 (a)	100,000	67,257
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	150,000	128,978
2.65%, 10/15/30 (a)(c)	225,000	180,981
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	281,793
5.25%, 06/15/46 (a)	200,000	156,782

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	135,974
2.30%, 06/22/27 (a)	100,000	86,123
2.70%, 06/22/30 (a)	300,000	239,745
3.85%, 06/22/40 (a)	300,000	207,750
4.00%, 06/22/50 (a)	300,000	196,329
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	65,860
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,596
4.75%, 02/26/29 (a)	100,000	97,475
2.40%, 05/15/31 (a)	100,000	79,454
4.50%, 06/01/46 (a)	100,000	79,174
4.60%, 05/15/50 (a)	100,000	79,439
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	97,670
Wyeth LLC
6.50%, 02/01/34	150,000	171,154
6.00%, 02/15/36	100,000	109,428
5.95%, 04/01/37	400,000	439,072
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	91,353
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	338,380
3.05%, 01/15/26 (a)	100,000	94,753
3.55%, 03/20/30 (a)	100,000	85,898
4.45%, 08/15/45 (a)	150,000	121,680
Zoetis, Inc.
3.00%, 09/12/27 (a)	200,000	185,212
3.90%, 08/20/28 (a)	100,000	95,486
2.00%, 05/15/30 (a)	150,000	123,393
4.70%, 02/01/43 (a)	195,000	181,822
3.95%, 09/12/47 (a)	100,000	82,737
4.45%, 08/20/48 (a)	100,000	88,388
3.00%, 05/15/50 (a)	100,000	69,854
		151,305,085
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,352
3.14%, 11/07/29 (a)	100,000	89,408
4.49%, 05/01/30 (a)	150,000	144,977
4.08%, 12/15/47 (a)	150,000	120,081
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	188,398
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	347,501
4.80%, 05/03/29 (a)	100,000	94,702
3.40%, 02/15/31 (a)	100,000	84,980
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	98,528
3.41%, 02/11/26 (a)	150,000	145,115
3.12%, 05/04/26 (a)	200,000	191,264
3.02%, 01/16/27 (a)	100,000	94,102
3.54%, 04/06/27 (a)	100,000	95,866
3.59%, 04/14/27 (a)	200,000	192,652
3.94%, 09/21/28 (a)	150,000	144,534
4.23%, 11/06/28 (a)	350,000	341,904
3.63%, 04/06/30 (a)	300,000	279,897
1.75%, 08/10/30 (a)	200,000	161,838
2.72%, 01/12/32 (a)	200,000	170,042
3.06%, 06/17/41 (a)	300,000	228,858
3.00%, 02/24/50 (a)	400,000	277,336
2.77%, 11/10/50 (a)	250,000	167,272
2.94%, 06/04/51 (a)	300,000	205,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/17/52 (a)	250,000	172,160
3.38%, 02/08/61 (a)	400,000	284,540
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	331,184
3.72%, 11/28/28 (a)	150,000	143,625
Burlington Resources LLC
7.40%, 12/01/31	200,000	233,404
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,511
3.90%, 02/01/25 (a)	130,000	127,275
2.05%, 07/15/25 (a)	100,000	93,510
3.85%, 06/01/27 (a)	250,000	237,312
6.45%, 06/30/33	195,000	202,457
6.25%, 03/15/38	180,000	185,107
6.75%, 02/01/39	150,000	158,884
4.95%, 06/01/47 (a)	100,000	90,994
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	81,003
5.25%, 06/15/37 (a)	200,000	186,614
6.75%, 11/15/39	150,000	158,569
5.40%, 06/15/47 (a)	100,000	92,572
3.75%, 02/15/52 (a)	150,000	108,359
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	250,000	253,607
5.88%, 03/31/25 (a)	300,000	301,626
5.13%, 06/30/27 (a)	200,000	200,424
3.70%, 11/15/29 (a)	200,000	183,304
2.74%, 12/31/39 (a)	200,000	157,962
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	229,830
4.00%, 03/01/31 (a)	250,000	218,637
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	147,024
1.55%, 05/11/25 (a)	450,000	420,957
2.95%, 05/16/26 (a)	300,000	286,209
2.00%, 05/11/27 (a)	200,000	181,380
2.24%, 05/11/30 (a)	300,000	260,085
3.08%, 05/11/50 (a)	150,000	112,610
Chevron USA, Inc.
3.90%, 11/15/24 (a)	200,000	197,984
0.69%, 08/12/25 (a)	100,000	90,841
1.02%, 08/12/27 (a)	150,000	129,897
3.85%, 01/15/28 (a)	200,000	194,750
3.25%, 10/15/29 (a)	100,000	93,163
6.00%, 03/01/41 (a)	50,000	55,927
5.25%, 11/15/43 (a)	100,000	102,465
2.34%, 08/12/50 (a)	150,000	98,030
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	198,044
5.80%, 06/01/45 (a)	100,000	99,459
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	97,695
2.40%, 03/07/25 (a)	200,000	190,002
6.95%, 04/15/29	200,000	223,548
6.50%, 02/01/39	300,000	347,235
3.76%, 03/15/42 (a)	250,000	213,345
4.30%, 11/15/44 (a)	150,000	133,892
4.88%, 10/01/47 (a)	100,000	95,099
3.80%, 03/15/52 (a)	200,000	162,820
Continental Resources, Inc.
3.80%, 06/01/24 (a)	50,000	48,655
4.38%, 01/15/28 (a)	250,000	232,527
4.90%, 06/01/44 (a)	100,000	75,959
Coterra Energy, Inc.
4.38%, 03/15/29 (a)(c)	100,000	95,821

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	198,132
5.13%, 05/15/29 (a)	200,000	194,984
3.25%, 02/15/32 (a)	200,000	168,180
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	153,513
5.25%, 10/15/27 (a)	130,000	129,861
5.88%, 06/15/28 (a)(c)	30,000	30,084
4.50%, 01/15/30 (a)	130,000	121,378
7.95%, 04/15/32	100,000	115,658
5.60%, 07/15/41 (a)	350,000	339,080
4.75%, 05/15/42 (a)	100,000	87,356
5.00%, 06/15/45 (a)	100,000	89,684
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	187,630
3.50%, 12/01/29 (a)	150,000	134,100
3.13%, 03/24/31 (a)	300,000	252,705
4.25%, 03/15/52 (a)	150,000	114,555
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	95,145
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	174,914
4.80%, 11/01/43 (a)(c)	100,000	86,892
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	150,000	145,011
4.15%, 09/15/29 (a)	100,000	90,784
5.15%, 02/01/43 (a)	100,000	83,852
5.00%, 05/15/44 (a)	75,000	62,798
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	204,668
5.50%, 09/15/40 (a)	180,000	172,993
7.38%, 10/15/45 (a)	100,000	115,106
Enbridge, Inc.
2.50%, 02/14/25	200,000	189,722
1.60%, 10/04/26 (a)	100,000	88,001
3.70%, 07/15/27 (a)	150,000	141,696
3.13%, 11/15/29 (a)	250,000	221,037
2.50%, 08/01/33 (a)	200,000	157,830
4.50%, 06/10/44 (a)	100,000	84,363
5.50%, 12/01/46 (a)	200,000	193,530
4.00%, 11/15/49 (a)	100,000	78,583
3.40%, 08/01/51 (a)	150,000	105,918
Energy Transfer LP
5.88%, 01/15/24 (a)	250,000	251,125
4.25%, 04/01/24 (a)	150,000	147,261
4.50%, 04/15/24 (a)	200,000	197,628
3.90%, 05/15/24 (a)	150,000	146,521
4.05%, 03/15/25 (a)	150,000	145,828
2.90%, 05/15/25 (a)	150,000	141,756
4.75%, 01/15/26 (a)	150,000	147,555
3.90%, 07/15/26 (a)	100,000	94,590
4.20%, 04/15/27 (a)	100,000	94,939
5.50%, 06/01/27 (a)	150,000	150,241
4.00%, 10/01/27 (a)	200,000	188,380
4.95%, 06/15/28 (a)	150,000	146,085
5.25%, 04/15/29 (a)	150,000	146,262
3.75%, 05/15/30 (a)	300,000	266,304
4.90%, 03/15/35 (a)	80,000	73,014
5.80%, 06/15/38 (a)	150,000	139,425
7.50%, 07/01/38	150,000	162,973
6.05%, 06/01/41 (a)	100,000	96,435
6.50%, 02/01/42 (a)	150,000	149,665
6.10%, 02/15/42	100,000	94,132
5.95%, 10/01/43 (a)	100,000	93,371
5.30%, 04/01/44 (a)	100,000	86,185
5.15%, 03/15/45 (a)	200,000	171,320
5.35%, 05/15/45 (a)	100,000	87,457
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 12/15/45 (a)	165,000	156,531
5.30%, 04/15/47 (a)	100,000	85,953
5.40%, 10/01/47 (a)	300,000	260,262
6.00%, 06/15/48 (a)	150,000	138,380
6.25%, 04/15/49 (a)	300,000	283,887
5.00%, 05/15/50 (a)	350,000	288,799
4.03%, 03/15/62 (a)	407,000	333,142
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	195,000	191,979
3.75%, 02/15/25 (a)	230,000	225,129
3.70%, 02/15/26 (a)	100,000	96,814
3.95%, 02/15/27 (a)	150,000	145,224
4.15%, 10/16/28 (a)	150,000	143,231
3.13%, 07/31/29 (a)	200,000	178,746
2.80%, 01/31/30 (a)	250,000	216,635
7.55%, 04/15/38	100,000	114,675
6.13%, 10/15/39	50,000	51,979
6.45%, 09/01/40	100,000	106,703
5.95%, 02/01/41	100,000	102,084
5.70%, 02/15/42	100,000	99,051
4.85%, 08/15/42 (a)	100,000	91,182
4.45%, 02/15/43 (a)	200,000	172,202
4.85%, 03/15/44 (a)	300,000	268,572
5.10%, 02/15/45 (a)	200,000	184,304
4.90%, 05/15/46 (a)	200,000	179,422
4.25%, 02/15/48 (a)	250,000	203,990
4.80%, 02/01/49 (a)	150,000	132,194
4.20%, 01/31/50 (a)	250,000	200,047
3.70%, 01/31/51 (a)	200,000	149,018
3.20%, 02/15/52 (a)	250,000	171,060
3.30%, 02/15/53 (a)	250,000	172,740
3.95%, 01/31/60 (a)	150,000	111,539
5.25%, 08/16/77 (a)(b)	200,000	163,404
5.38%, 02/15/78 (a)(b)	100,000	75,794
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,763
4.15%, 01/15/26 (a)	100,000	98,677
4.38%, 04/15/30 (a)	100,000	98,298
3.90%, 04/01/35 (a)	174,000	159,064
4.95%, 04/15/50 (a)	150,000	147,789
EQT Corp.
6.13%, 02/01/25 (a)(e)	200,000	201,688
3.90%, 10/01/27 (a)	250,000	232,577
5.00%, 01/15/29 (a)	100,000	96,026
7.00%, 02/01/30 (a)(e)	50,000	52,737
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	240,075
2.71%, 03/06/25 (a)	300,000	288,564
2.99%, 03/19/25 (a)	500,000	484,870
3.04%, 03/01/26 (a)	500,000	479,825
2.28%, 08/16/26 (a)	150,000	140,246
3.29%, 03/19/27 (a)	150,000	145,144
2.44%, 08/16/29 (a)	200,000	176,970
3.48%, 03/19/30 (a)	400,000	376,980
2.61%, 10/15/30 (a)	350,000	309,214
3.00%, 08/16/39 (a)	150,000	118,320
4.23%, 03/19/40 (a)	350,000	321,692
3.57%, 03/06/45 (a)	230,000	187,514
4.11%, 03/01/46 (a)	300,000	264,873
3.10%, 08/16/49 (a)	300,000	221,760
4.33%, 03/19/50 (a)	500,000	455,835
3.45%, 04/15/51 (a)	450,000	351,058
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,981
2.92%, 03/01/30 (a)	200,000	173,562
4.85%, 11/15/35 (a)	150,000	141,260
6.70%, 09/15/38	100,000	108,730
7.45%, 09/15/39	200,000	232,222

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/41 (a)	150,000	128,007
4.75%, 08/01/43 (a)	100,000	88,132
5.00%, 11/15/45 (a)	330,000	297,495
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	165,398
Hess Corp.
4.30%, 04/01/27 (a)	250,000	240,495
7.88%, 10/01/29	100,000	112,502
7.30%, 08/15/31	100,000	110,263
7.13%, 03/15/33	200,000	219,584
6.00%, 01/15/40	100,000	101,480
5.60%, 02/15/41	100,000	96,409
5.80%, 04/01/47 (a)	50,000	48,790
HF Sinclair Corp.
2.63%, 10/01/23	100,000	97,940
5.88%, 04/01/26 (a)	150,000	151,128
4.50%, 10/01/30 (a)	100,000	88,950
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	98,708
4.30%, 05/01/24 (a)	296,000	292,253
7.30%, 08/15/33	200,000	219,800
5.80%, 03/15/35	150,000	149,575
6.95%, 01/15/38	330,000	355,628
6.55%, 09/15/40	150,000	152,982
7.50%, 11/15/40	100,000	110,648
5.63%, 09/01/41	50,000	46,375
5.00%, 08/15/42 (a)	100,000	87,804
4.70%, 11/01/42 (a)	45,000	38,480
5.00%, 03/01/43 (a)	100,000	88,439
5.50%, 03/01/44 (a)	200,000	185,716
5.40%, 09/01/44 (a)	195,000	179,059
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	241,428
1.75%, 11/15/26 (a)	100,000	88,643
4.30%, 03/01/28 (a)	200,000	193,364
2.00%, 02/15/31 (a)	250,000	197,235
7.75%, 01/15/32	150,000	171,787
5.30%, 12/01/34 (a)	250,000	238,987
5.55%, 06/01/45 (a)	330,000	308,649
5.05%, 02/15/46 (a)	200,000	177,408
5.20%, 03/01/48 (a)	100,000	89,338
3.25%, 08/01/50 (a)	100,000	66,684
3.60%, 02/15/51 (a)	150,000	107,087
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	176,228
5.15%, 10/15/43 (a)	150,000	133,928
4.85%, 02/01/49 (a)	150,000	125,960
3.95%, 03/01/50 (a)	150,000	113,012
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	193,558
6.80%, 03/15/32	100,000	105,504
6.60%, 10/01/37	150,000	154,470
5.20%, 06/01/45 (a)	100,000	89,551
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	127,234
4.70%, 05/01/25 (a)	200,000	198,394
5.13%, 12/15/26 (a)	100,000	100,267
3.80%, 04/01/28 (a)	100,000	93,303
6.50%, 03/01/41 (a)	200,000	210,974
4.75%, 09/15/44 (a)	150,000	128,910
4.50%, 04/01/48 (a)	50,000	40,612
5.00%, 09/15/54 (a)	100,000	86,243
MPLX LP
4.88%, 12/01/24 (a)	300,000	297,876
4.00%, 02/15/25 (a)	100,000	97,375
4.88%, 06/01/25 (a)	300,000	296,355
1.75%, 03/01/26 (a)	250,000	224,287
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/01/27 (a)	200,000	191,030
4.25%, 12/01/27 (a)	150,000	143,184
4.00%, 03/15/28 (a)	150,000	140,636
4.80%, 02/15/29 (a)	150,000	144,615
2.65%, 08/15/30 (a)	250,000	206,312
4.50%, 04/15/38 (a)	350,000	300,765
5.20%, 03/01/47 (a)	150,000	130,626
5.20%, 12/01/47 (a)	100,000	87,768
4.70%, 04/15/48 (a)	150,000	121,566
5.50%, 02/15/49 (a)	300,000	272,331
4.95%, 03/14/52 (a)	250,000	208,960
4.90%, 04/15/58 (a)	100,000	81,198
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	100,209
5.50%, 01/15/26 (a)	100,000	100,283
3.95%, 09/15/27 (a)	100,000	92,292
4.75%, 09/01/28 (a)	100,000	94,908
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	190,098
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	89,454
3.95%, 12/01/42 (a)	150,000	107,724
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	148,429
6.65%, 10/01/36	100,000	100,996
6.85%, 10/15/37	150,000	154,581
6.13%, 02/01/41 (a)	150,000	143,940
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	144,252
2.20%, 09/15/25 (a)	50,000	45,995
5.85%, 01/15/26 (a)	155,000	157,579
4.55%, 07/15/28 (a)	150,000	142,692
3.40%, 09/01/29 (a)	150,000	131,000
3.10%, 03/15/30 (a)	200,000	169,546
6.35%, 01/15/31 (a)	220,000	227,348
5.20%, 07/15/48 (a)	250,000	214,030
4.45%, 09/01/49 (a)	150,000	115,032
4.50%, 03/15/50 (a)	50,000	38,391
7.15%, 01/15/51 (a)	100,000	104,269
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	199,172
Ovintiv, Inc.
7.38%, 11/01/31	200,000	218,576
6.50%, 08/15/34	200,000	206,610
6.63%, 08/15/37	100,000	104,614
Phillips 66
3.85%, 04/09/25 (a)	150,000	147,072
1.30%, 02/15/26 (a)	50,000	44,882
3.90%, 03/15/28 (a)	150,000	142,557
2.15%, 12/15/30 (a)	150,000	122,022
4.65%, 11/15/34 (a)	150,000	143,433
5.88%, 05/01/42	300,000	317,175
4.88%, 11/15/44 (a)	200,000	188,056
3.30%, 03/15/52 (a)	200,000	143,654
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(c)	50,000	47,098
3.61%, 02/15/25 (a)(c)	130,000	126,079
3.55%, 10/01/26 (a)	100,000	94,491
3.75%, 03/01/28 (a)	100,000	92,446
3.15%, 12/15/29 (a)(c)	100,000	88,630
4.68%, 02/15/45 (a)(c)	100,000	89,500
4.90%, 10/01/46 (a)(c)	100,000	90,678
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	178,616
1.90%, 08/15/30 (a)	200,000	160,470
2.15%, 01/15/31 (a)	200,000	161,906

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	200,000	192,880
4.65%, 10/15/25 (a)	150,000	147,930
4.50%, 12/15/26 (a)	230,000	222,277
3.55%, 12/15/29 (a)	150,000	131,261
3.80%, 09/15/30 (a)	150,000	132,189
6.65%, 01/15/37	100,000	100,567
5.15%, 06/01/42 (a)	100,000	83,302
4.30%, 01/31/43 (a)	100,000	74,023
4.70%, 06/15/44 (a)	100,000	77,658
4.90%, 02/15/45 (a)	100,000	80,444
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	380,000	380,783
5.63%, 03/01/25 (a)	250,000	250,975
5.88%, 06/30/26 (a)	200,000	203,122
5.00%, 03/15/27 (a)	250,000	247,107
4.20%, 03/15/28 (a)	350,000	332,052
4.50%, 05/15/30 (a)	375,000	355,294
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	137,699
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	197,846
2.65%, 06/26/30 (a)	200,000	174,368
Shell International Finance BV
2.00%, 11/07/24 (a)	200,000	191,150
3.25%, 05/11/25	430,000	418,596
2.88%, 05/10/26	200,000	190,606
2.50%, 09/12/26	250,000	234,735
3.88%, 11/13/28 (a)	300,000	292,956
2.38%, 11/07/29 (a)	150,000	131,864
2.75%, 04/06/30 (a)	300,000	267,126
4.13%, 05/11/35	200,000	188,368
6.38%, 12/15/38	500,000	565,300
5.50%, 03/25/40	250,000	261,687
2.88%, 11/26/41 (a)	50,000	37,493
3.63%, 08/21/42	80,000	65,981
4.55%, 08/12/43	150,000	139,077
4.38%, 05/11/45	530,000	476,841
4.00%, 05/10/46	430,000	364,550
3.75%, 09/12/46	200,000	163,176
3.13%, 11/07/49 (a)	200,000	146,240
3.25%, 04/06/50 (a)	400,000	297,952
3.00%, 11/26/51 (a)	200,000	141,716
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	99,465
4.50%, 03/15/45 (a)	150,000	126,438
Suncor Energy, Inc.
5.95%, 05/15/35	200,000	199,800
6.80%, 05/15/38	100,000	107,932
6.50%, 06/15/38	250,000	261,085
4.00%, 11/15/47 (a)	100,000	78,827
3.75%, 03/04/51 (a)	150,000	112,860
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	197,750
4.20%, 02/01/33 (a)	150,000	131,840
4.95%, 04/15/52 (a)	150,000	122,055
6.25%, 07/01/52 (a)	100,000	96,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	251,535
5.50%, 03/01/30 (a)	150,000	144,816
4.88%, 02/01/31 (a)	150,000	136,725
4.00%, 01/15/32 (a)	250,000	215,612
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	147,759
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	217,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Williams Cos., Inc.
4.30%, 03/04/24 (a)	350,000	346,440
4.55%, 06/24/24 (a)	100,000	99,006
3.90%, 01/15/25 (a)	100,000	97,786
3.75%, 06/15/27 (a)	200,000	189,346
7.50%, 01/15/31	150,000	167,112
2.60%, 03/15/31 (a)	300,000	247,410
8.75%, 03/15/32	150,000	181,098
6.30%, 04/15/40	200,000	208,674
5.80%, 11/15/43 (a)	122,000	120,047
5.40%, 03/04/44 (a)	100,000	93,033
5.75%, 06/24/44 (a)	100,000	98,029
4.90%, 01/15/45 (a)	100,000	87,261
5.10%, 09/15/45 (a)	100,000	90,303
4.85%, 03/01/48 (a)	150,000	131,424
3.50%, 10/15/51 (a)	150,000	105,900
5.30%, 08/15/52 (a)	150,000	137,921
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	197,744
3.75%, 04/10/24	200,000	197,596
2.43%, 01/10/25 (a)	150,000	143,808
3.46%, 02/19/29 (a)	300,000	282,459
2.83%, 01/10/30 (a)	200,000	179,282
2.99%, 06/29/41 (a)	100,000	76,568
3.46%, 07/12/49 (a)	200,000	155,260
3.13%, 05/29/50 (a)	450,000	326,322
3.39%, 06/29/60 (a)	100,000	72,442
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	146,415
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	198,734
4.25%, 05/15/28 (a)	250,000	239,292
4.10%, 04/15/30 (a)	200,000	187,146
2.50%, 10/12/31 (a)	200,000	162,632
4.63%, 03/01/34 (a)	350,000	325,125
5.60%, 03/31/34	100,000	98,903
5.85%, 03/15/36	100,000	100,681
6.20%, 10/15/37	150,000	155,722
4.75%, 05/15/38 (a)	100,000	90,894
7.63%, 01/15/39	150,000	176,652
6.10%, 06/01/40	150,000	155,428
5.00%, 10/16/43 (a)	100,000	91,049
4.88%, 05/15/48 (a)	200,000	181,208
5.10%, 03/15/49 (a)	150,000	141,176
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	215,130
3.25%, 05/15/30 (a)	200,000	176,042
5.40%, 08/15/41 (a)	100,000	97,319
4.60%, 03/15/48 (a)	100,000	85,837
3.95%, 05/15/50 (a)	100,000	78,931
Valero Energy Corp.
1.20%, 03/15/24	200,000	190,080
2.15%, 09/15/27 (a)	150,000	133,017
4.00%, 04/01/29 (a)	150,000	142,992
2.80%, 12/01/31 (a)	200,000	166,150
7.50%, 04/15/32	150,000	171,276
6.63%, 06/15/37	200,000	215,766
4.90%, 03/15/45	130,000	119,815
3.65%, 12/01/51 (a)	200,000	147,294
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	147,462
		69,484,463
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	72,764

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Institute of Technology
4.32%, 08/01/45	100,000	89,140
3.65%, 09/01/19 (a)	200,000	134,088
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	290,697
Duke University
2.68%, 10/01/44	100,000	73,863
2.76%, 10/01/50	100,000	67,648
2.83%, 10/01/55	100,000	67,926
Emory University
2.97%, 09/01/50 (a)	150,000	104,254
Johns Hopkins University
4.08%, 07/01/53	100,000	86,785
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	138,312
2.99%, 07/01/50 (a)	100,000	74,317
2.29%, 07/01/51 (a)	100,000	63,569
5.60%, 07/01/11	150,000	163,200
4.68%, 07/01/14	100,000	91,052
Northeastern University
2.89%, 10/01/50	150,000	100,865
Northwestern University
4.64%, 12/01/44	100,000	97,244
2.64%, 12/01/50 (a)	100,000	66,422
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	78,140
2.52%, 10/15/50 (a)	100,000	67,043
3.30%, 07/15/56 (a)	100,000	75,711
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	208,810
3.05%, 10/01/41 (a)	150,000	102,322
The American University
3.67%, 04/01/49	100,000	79,126
The George Washington University
4.30%, 09/15/44	100,000	87,308
4.87%, 09/15/45	50,000	46,978
4.13%, 09/15/48 (a)	150,000	127,462
The Georgetown University
4.32%, 04/01/49 (a)	50,000	41,340
2.94%, 04/01/50	100,000	63,434
5.22%, 10/01/18 (a)	50,000	44,279
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	174,608
3.65%, 05/01/48 (a)	100,000	84,027
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	96,677
4.67%, 09/01/12	50,000	43,850
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	219,664
2.52%, 07/01/50 (a)	100,000	68,358
The University of Chicago
2.76%, 04/01/45 (a)	100,000	75,884
2.55%, 04/01/50 (a)	100,000	68,463
3.00%, 10/01/52 (a)	100,000	70,760
The Washington University
3.52%, 04/15/54 (a)	125,000	101,957
4.35%, 04/15/22 (a)	100,000	80,349
Trustees of Boston College
3.13%, 07/01/52	150,000	107,367
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	79,211
University of Southern California
3.03%, 10/01/39	150,000	120,603
3.84%, 10/01/47 (a)	150,000	126,714
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 10/01/51 (a)	100,000	69,422
3.23%, 10/01/20 (a)	100,000	59,013
William Marsh Rice University
3.57%, 05/15/45	200,000	170,824
Yale University
1.48%, 04/15/30 (a)	50,000	40,537
2.40%, 04/15/50 (a)	100,000	65,162
		4,727,549
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,009
3.25%, 02/01/25 (a)	150,000	146,703
2.15%, 02/01/27 (a)	200,000	183,974
2.30%, 02/01/30 (a)	200,000	172,532
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	150,000	135,416
Alphabet, Inc.
3.38%, 02/25/24	145,000	144,639
0.45%, 08/15/25 (a)	150,000	135,987
2.00%, 08/15/26 (a)	400,000	372,836
0.80%, 08/15/27 (a)	250,000	217,437
1.10%, 08/15/30 (a)	250,000	199,197
1.90%, 08/15/40 (a)	250,000	172,782
2.05%, 08/15/50 (a)	400,000	251,952
2.25%, 08/15/60 (a)	375,000	228,184
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	122,682
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	96,611
3.50%, 12/05/26 (a)	100,000	96,032
3.45%, 06/15/27 (a)(c)	100,000	95,141
1.70%, 10/01/28 (a)	200,000	172,044
2.10%, 10/01/31 (a)	200,000	164,780
2.80%, 10/01/41 (a)	200,000	150,850
2.95%, 10/01/51 (a)	200,000	143,174
Apple Inc.
3.00%, 02/09/24 (a)	350,000	343,945
3.45%, 05/06/24	400,000	394,028
2.85%, 05/11/24 (a)	300,000	293,055
1.80%, 09/11/24 (a)	100,000	95,594
2.75%, 01/13/25 (a)	300,000	290,412
2.50%, 02/09/25	289,000	277,527
1.13%, 05/11/25 (a)	400,000	369,828
3.20%, 05/13/25	300,000	291,807
0.55%, 08/20/25 (a)	250,000	226,145
0.70%, 02/08/26 (a)	500,000	446,830
3.25%, 02/23/26 (a)	280,000	271,149
2.45%, 08/04/26 (a)	300,000	281,343
2.05%, 09/11/26 (a)	450,000	415,120
3.35%, 02/09/27 (a)	400,000	387,260
3.20%, 05/11/27 (a)	350,000	336,455
3.00%, 06/20/27 (a)	200,000	191,174
2.90%, 09/12/27 (a)	400,000	378,676
3.00%, 11/13/27 (a)	150,000	142,146
1.20%, 02/08/28 (a)	500,000	430,110
1.40%, 08/05/28 (a)	450,000	386,554
2.20%, 09/11/29 (a)	350,000	307,226
1.65%, 05/11/30 (a)	400,000	333,760
1.25%, 08/20/30 (a)	300,000	241,191
1.65%, 02/08/31 (a)	500,000	410,230
1.70%, 08/05/31 (a)	200,000	162,948
3.35%, 08/08/32 (a)	250,000	230,657
4.50%, 02/23/36 (a)	200,000	202,798
2.38%, 02/08/41 (a)	300,000	220,359
3.85%, 05/04/43	480,000	429,269
4.45%, 05/06/44	150,000	147,630

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 02/09/45	400,000	332,764
4.38%, 05/13/45	300,000	285,591
4.65%, 02/23/46 (a)	600,000	588,774
3.85%, 08/04/46 (a)	400,000	349,452
4.25%, 02/09/47 (a)	195,000	183,793
3.75%, 09/12/47 (a)	250,000	214,060
3.75%, 11/13/47 (a)	200,000	172,020
2.95%, 09/11/49 (a)	200,000	147,524
2.65%, 05/11/50 (a)	400,000	277,216
2.40%, 08/20/50 (a)	300,000	199,716
2.65%, 02/08/51 (a)	500,000	343,700
2.70%, 08/05/51 (a)	350,000	243,656
3.95%, 08/08/52 (a)	250,000	218,495
2.55%, 08/20/60 (a)	200,000	129,642
2.80%, 02/08/61 (a)	250,000	168,332
2.85%, 08/05/61 (a)	300,000	205,221
4.10%, 08/08/62 (a)	200,000	173,578
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	148,163
3.30%, 04/01/27 (a)	150,000	144,384
1.75%, 06/01/30 (a)	150,000	124,209
5.10%, 10/01/35 (a)	150,000	154,412
5.85%, 06/15/41	100,000	111,623
4.35%, 04/01/47 (a)	150,000	140,220
2.75%, 06/01/50 (a)	150,000	105,737
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	240,482
2.95%, 02/15/32 (a)	100,000	80,158
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	99,207
2.85%, 01/15/30 (a)	100,000	87,094
2.40%, 12/15/31 (a)	200,000	162,850
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	195,502
1.70%, 05/15/28 (a)	200,000	176,432
1.25%, 09/01/30 (a)	200,000	159,720
Avnet, Inc.
5.50%, 06/01/32 (a)	150,000	140,453
Baidu, Inc.
4.13%, 06/30/25	300,000	288,504
1.72%, 04/09/26 (a)	200,000	177,712
4.88%, 11/14/28 (a)	200,000	193,858
2.38%, 10/09/30 (a)	200,000	161,300
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	147,533
3.13%, 01/15/25 (a)	100,000	96,759
3.88%, 01/15/27 (a)	500,000	473,915
3.50%, 01/15/28 (a)	150,000	137,424
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	146,886
3.15%, 11/15/25 (a)	100,000	95,303
3.46%, 09/15/26 (a)	156,000	147,613
1.95%, 02/15/28 (a)(c)	100,000	85,478
4.11%, 09/15/28 (a)	250,000	233,957
4.75%, 04/15/29 (a)	300,000	287,721
5.00%, 04/15/30 (a)	50,000	47,959
4.15%, 11/15/30 (a)	250,000	225,072
2.45%, 02/15/31 (a)(c)	450,000	356,436
4.15%, 04/15/32 (a)(c)	250,000	221,575
4.30%, 11/15/32 (a)	350,000	311,122
2.60%, 02/15/33 (a)(c)	400,000	302,332
3.42%, 04/15/33 (a)(c)	350,000	283,622
3.47%, 04/15/34 (a)(c)	650,000	517,569
3.14%, 11/15/35 (a)(c)	650,000	483,385
3.19%, 11/15/36 (a)(c)	300,000	220,128
4.93%, 05/15/37 (a)(c)	463,000	406,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/15/41 (a)(c)	450,000	326,106
3.75%, 02/15/51 (a)(c)	350,000	247,726
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	94,115
2.90%, 12/01/29 (a)	150,000	128,475
2.60%, 05/01/31 (a)	200,000	164,744
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	192,694
2.67%, 12/01/26 (a)	200,000	178,614
4.25%, 04/01/28 (a)	200,000	180,732
3.25%, 02/15/29 (a)	100,000	84,406
3.57%, 12/01/31 (a)	200,000	165,156
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	76,679
Cisco Systems, Inc.
3.50%, 06/15/25	362,000	354,684
2.95%, 02/28/26	200,000	192,374
2.50%, 09/20/26 (a)	100,000	94,857
5.90%, 02/15/39	100,000	109,814
5.50%, 01/15/40	550,000	579,507
Corning, Inc.
5.75%, 08/15/40	100,000	102,253
4.75%, 03/15/42	100,000	91,019
5.35%, 11/15/48 (a)	100,000	93,983
3.90%, 11/15/49 (a)	100,000	74,316
4.38%, 11/15/57 (a)	100,000	80,988
5.85%, 11/15/68 (a)	50,000	47,146
5.45%, 11/15/79 (a)	190,000	170,987
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,437
5.85%, 07/15/25 (a)	200,000	203,372
6.02%, 06/15/26 (a)	680,000	694,899
4.90%, 10/01/26 (a)	350,000	346,398
6.10%, 07/15/27 (a)	100,000	103,143
5.30%, 10/01/29 (a)	300,000	295,548
6.20%, 07/15/30 (a)	200,000	206,218
8.10%, 07/15/36 (a)	189,000	218,501
3.38%, 12/15/41 (a)(c)	150,000	103,818
8.35%, 07/15/46 (a)	150,000	175,402
3.45%, 12/15/51 (a)(c)	250,000	161,842
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	132,542
2.38%, 09/15/28 (a)	150,000	128,996
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	143,217
2.60%, 12/15/25 (a)	100,000	93,323
3.10%, 05/15/30 (a)	100,000	84,985
2.35%, 09/15/31 (a)	200,000	155,206
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	142,890
1.25%, 07/15/25 (a)	50,000	45,259
1.00%, 09/15/25 (a)	200,000	178,620
2.90%, 11/18/26 (a)	100,000	91,564
1.55%, 03/15/28 (a)	250,000	208,642
3.20%, 11/18/29 (a)	200,000	175,998
2.15%, 07/15/30 (a)	300,000	241,146
2.50%, 05/15/31 (a)	200,000	161,932
3.90%, 04/15/32 (a)	200,000	178,626
3.00%, 07/15/50 (a)	100,000	65,766
2.95%, 09/15/51 (a)	50,000	32,176
3.40%, 02/15/52 (a)	100,000	70,522
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	84,798
Fidelity National Information Services, Inc.
0.60%, 03/01/24	150,000	141,917
1.15%, 03/01/26 (a)	250,000	220,957

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 03/01/28 (a)	200,000	168,070
3.75%, 05/21/29 (a)	100,000	92,060
2.25%, 03/01/31 (a)	200,000	159,966
3.10%, 03/01/41 (a)	200,000	140,584
Fiserv, Inc.
2.75%, 07/01/24 (a)	250,000	241,050
3.85%, 06/01/25 (a)	100,000	97,185
3.20%, 07/01/26 (a)	450,000	424,201
2.25%, 06/01/27 (a)	250,000	223,250
4.20%, 10/01/28 (a)	150,000	143,271
3.50%, 07/01/29 (a)	500,000	451,540
2.65%, 06/01/30 (a)	150,000	127,242
4.40%, 07/01/49 (a)	375,000	312,656
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,625
3.75%, 02/01/26 (a)	150,000	141,582
4.88%, 06/15/29 (a)	100,000	93,290
4.88%, 05/12/30 (a)	100,000	93,079
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	132,273
2.20%, 03/15/31 (a)	100,000	78,323
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	191,882
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	92,721
2.65%, 02/15/25 (a)	250,000	235,115
1.20%, 03/01/26 (a)	200,000	174,768
2.15%, 01/15/27 (a)	150,000	131,108
4.45%, 06/01/28 (a)	100,000	93,829
3.20%, 08/15/29 (a)	200,000	171,494
2.90%, 05/15/30 (a)	225,000	185,789
2.90%, 11/15/31 (a)	150,000	119,561
5.40%, 08/15/32 (a)	150,000	144,293
4.15%, 08/15/49 (a)	100,000	71,989
5.95%, 08/15/52 (a)	150,000	137,487
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	150,000	143,121
4.90%, 10/15/25 (a)	350,000	349,744
1.75%, 04/01/26 (a)	200,000	181,794
6.20%, 10/15/35 (a)	150,000	157,504
6.35%, 10/15/45 (a)	262,000	269,360
HP, Inc.
2.20%, 06/17/25 (a)	150,000	140,196
1.45%, 06/17/26 (a)	200,000	175,658
3.00%, 06/17/27 (a)	300,000	275,445
4.00%, 04/15/29 (a)	200,000	183,370
3.40%, 06/17/30 (a)	200,000	172,070
2.65%, 06/17/31 (a)	200,000	157,810
5.50%, 01/15/33 (a)	250,000	239,227
6.00%, 09/15/41	250,000	244,340
Intel Corp.
2.88%, 05/11/24 (a)	300,000	293,019
3.40%, 03/25/25 (a)(f)	350,000	341,827
3.70%, 07/29/25 (a)	450,000	441,967
2.60%, 05/19/26 (a)	150,000	141,578
3.75%, 03/25/27 (a)	250,000	243,577
1.60%, 08/12/28 (a)	400,000	341,876
2.45%, 11/15/29 (a)	450,000	389,709
3.90%, 03/25/30 (a)	300,000	284,184
2.00%, 08/12/31 (a)	300,000	241,914
4.15%, 08/05/32 (a)	200,000	189,280
4.00%, 12/15/32	150,000	140,600
4.60%, 03/25/40 (a)	150,000	138,723
4.80%, 10/01/41	95,000	89,997
4.25%, 12/15/42	100,000	86,610
4.10%, 05/19/46 (a)	250,000	208,245
4.10%, 05/11/47 (a)	100,000	82,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.73%, 12/08/47 (a)	350,000	271,841
3.25%, 11/15/49 (a)	300,000	211,890
4.75%, 03/25/50 (a)	400,000	360,336
3.05%, 08/12/51 (a)	250,000	169,005
4.90%, 08/05/52 (a)	300,000	273,639
3.10%, 02/15/60 (a)	160,000	103,832
4.95%, 03/25/60 (a)	250,000	227,752
3.20%, 08/12/61 (a)	200,000	131,208
5.05%, 08/05/62 (a)	200,000	183,832
International Business Machines Corp.
3.63%, 02/12/24	400,000	394,504
3.00%, 05/15/24	450,000	438,912
3.45%, 02/19/26	300,000	288,969
3.30%, 05/15/26	550,000	525,679
3.30%, 01/27/27	150,000	142,709
1.70%, 05/15/27 (a)	300,000	264,795
6.22%, 08/01/27	130,000	138,891
3.50%, 05/15/29	650,000	605,709
1.95%, 05/15/30 (a)	200,000	165,010
4.40%, 07/27/32 (a)	200,000	193,244
4.15%, 05/15/39	450,000	397,687
5.60%, 11/30/39	150,000	154,986
2.85%, 05/15/40 (a)	200,000	149,132
4.00%, 06/20/42	200,000	169,454
4.70%, 02/19/46	150,000	135,638
4.25%, 05/15/49	450,000	384,588
2.95%, 05/15/50 (a)	200,000	134,246
3.43%, 02/09/52 (a)	150,000	109,389
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	91,493
1.35%, 07/15/27 (a)	150,000	130,545
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	177,508
3.60%, 01/15/30 (a)	100,000	89,120
3.00%, 01/15/31 (a)	200,000	164,846
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,429
3.75%, 08/15/29 (a)	100,000	89,335
5.95%, 03/15/41	100,000	92,562
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	147,653
3.00%, 10/30/29 (a)	100,000	87,635
KLA Corp.
4.65%, 11/01/24 (a)	230,000	229,482
4.10%, 03/15/29 (a)	100,000	97,671
4.65%, 07/15/32 (a)	200,000	198,528
5.00%, 03/15/49 (a)	100,000	96,893
3.30%, 03/01/50 (a)	100,000	75,631
4.95%, 07/15/52 (a)	200,000	193,958
5.25%, 07/15/62 (a)	100,000	101,727
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	122,580
3.15%, 10/15/31 (a)	150,000	99,540
4.10%, 10/15/41 (a)	150,000	89,888
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	128,209
3.75%, 03/15/26 (a)	200,000	195,946
4.00%, 03/15/29 (a)	150,000	144,680
1.90%, 06/15/30 (a)	200,000	165,922
4.88%, 03/15/49 (a)	150,000	146,012
2.88%, 06/15/50 (a)	200,000	141,794
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	144,620
4.38%, 05/15/30 (a)	150,000	136,869
2.30%, 02/15/31 (a)	200,000	155,254

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	88,461
2.45%, 04/15/28 (a)	100,000	84,980
4.88%, 06/22/28 (a)	100,000	96,533
2.95%, 04/15/31 (a)	100,000	81,993
Mastercard, Inc.
2.00%, 03/03/25 (a)	150,000	142,748
2.95%, 11/21/26 (a)	250,000	238,882
3.30%, 03/26/27 (a)	150,000	144,552
3.50%, 02/26/28 (a)	100,000	96,269
2.95%, 06/01/29 (a)	150,000	137,600
3.35%, 03/26/30 (a)	300,000	279,849
1.90%, 03/15/31 (a)	150,000	124,452
3.80%, 11/21/46 (a)	100,000	86,789
3.95%, 02/26/48 (a)	100,000	88,510
3.65%, 06/01/49 (a)	250,000	211,710
3.85%, 03/26/50 (a)	200,000	174,590
2.95%, 03/15/51 (a)	150,000	111,930
Microchip Technology, Inc.
0.97%, 02/15/24	200,000	189,544
0.98%, 09/01/24	200,000	183,828
4.25%, 09/01/25 (a)	250,000	243,390
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,745
4.19%, 02/15/27 (a)	150,000	143,598
5.33%, 02/06/29 (a)	100,000	97,224
4.66%, 02/15/30 (a)	150,000	138,990
2.70%, 04/15/32 (a)	200,000	155,154
3.48%, 11/01/51 (a)	150,000	99,642
Microsoft Corp.
3.63%, 12/15/23 (a)	150,000	148,721
2.88%, 02/06/24 (a)	250,000	245,607
2.70%, 02/12/25 (a)	450,000	436,198
3.13%, 11/03/25 (a)	530,000	515,907
2.40%, 08/08/26 (a)	800,000	752,768
3.30%, 02/06/27 (a)	750,000	726,112
3.50%, 02/12/35 (a)	250,000	232,907
4.20%, 11/03/35 (a)	250,000	249,135
3.45%, 08/08/36 (a)	350,000	320,635
4.10%, 02/06/37 (a)	150,000	146,537
5.30%, 02/08/41	100,000	108,927
3.50%, 11/15/42	200,000	173,798
4.45%, 11/03/45 (a)	100,000	99,866
3.70%, 08/08/46 (a)	349,000	309,776
4.25%, 02/06/47 (a)	200,000	193,378
2.53%, 06/01/50 (a)	1,050,000	725,329
2.92%, 03/17/52 (a)	1,025,000	761,985
4.00%, 02/12/55 (a)	100,000	91,256
3.95%, 08/08/56 (a)	150,000	132,297
4.50%, 02/06/57 (a)	150,000	145,868
2.68%, 06/01/60 (a)	629,000	424,487
3.04%, 03/17/62 (a)	345,000	251,650
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	195,340
3.25%, 01/15/28 (a)	100,000	92,552
4.25%, 02/01/29 (a)	150,000	144,453
2.00%, 08/19/31 (a)	200,000	159,924
4.88%, 12/17/48 (a)	100,000	92,249
3.25%, 05/20/50 (a)	100,000	70,934
2.55%, 08/18/60 (a)	150,000	87,158
3.10%, 11/29/61 (a)	100,000	65,546
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	146,663
4.60%, 05/23/29 (a)	150,000	143,627
2.30%, 11/15/30 (a)	100,000	79,294
2.75%, 05/24/31 (a)	150,000	121,223
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 06/01/32 (a)	100,000	99,664
5.50%, 09/01/44	100,000	90,632
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	230,580
2.38%, 06/22/27 (a)	150,000	134,717
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	187,620
3.20%, 09/16/26 (a)	200,000	192,486
1.55%, 06/15/28 (a)	250,000	214,942
2.85%, 04/01/30 (a)	250,000	221,095
2.00%, 06/15/31 (a)	250,000	204,162
3.50%, 04/01/40 (a)	200,000	167,288
3.50%, 04/01/50 (a)	325,000	253,864
3.70%, 04/01/60 (a)	100,000	76,588
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	200,000	198,612
5.35%, 03/01/26 (a)	250,000	249,567
2.50%, 05/11/31 (a)	200,000	158,996
3.25%, 05/11/41 (a)	200,000	143,442
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	165,158
4.30%, 06/18/29 (a)	150,000	140,844
3.40%, 05/01/30 (a)	200,000	174,368
2.65%, 02/15/32 (a)	200,000	158,152
5.00%, 01/15/33 (a)	200,000	190,216
3.13%, 02/15/42 (a)	100,000	69,175
3.25%, 11/30/51 (a)	100,000	64,657
Oracle Corp.
3.40%, 07/08/24 (a)	250,000	244,437
2.95%, 11/15/24 (a)	350,000	336,847
2.50%, 04/01/25 (a)	550,000	520,575
2.95%, 05/15/25 (a)	501,000	477,744
1.65%, 03/25/26 (a)	500,000	448,950
2.65%, 07/15/26 (a)	600,000	553,410
2.80%, 04/01/27 (a)	400,000	365,776
3.25%, 11/15/27 (a)	400,000	368,712
2.30%, 03/25/28 (a)	350,000	303,786
2.95%, 04/01/30 (a)	500,000	429,670
3.25%, 05/15/30 (a)	200,000	175,412
2.88%, 03/25/31 (a)	550,000	461,010
6.25%, 11/09/32 (a)	400,000	422,552
4.30%, 07/08/34 (a)	300,000	265,812
3.90%, 05/15/35 (a)	250,000	209,157
3.85%, 07/15/36 (a)	200,000	163,766
3.80%, 11/15/37 (a)	200,000	158,782
6.50%, 04/15/38	200,000	209,178
6.13%, 07/08/39	250,000	251,205
3.60%, 04/01/40 (a)	500,000	376,150
5.38%, 07/15/40	400,000	372,220
3.65%, 03/25/41 (a)	400,000	297,240
4.50%, 07/08/44 (a)	230,000	188,759
4.13%, 05/15/45 (a)	300,000	229,329
4.00%, 07/15/46 (a)	470,000	350,686
4.00%, 11/15/47 (a)	400,000	299,276
3.60%, 04/01/50 (a)	750,000	523,027
3.95%, 03/25/51 (a)	600,000	441,618
6.90%, 11/09/52 (a)	500,000	554,340
4.38%, 05/15/55 (a)	250,000	190,270
3.85%, 04/01/60 (a)	450,000	304,236
4.10%, 03/25/61 (a)	300,000	213,954
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	239,615
1.65%, 06/01/25 (a)	150,000	139,622
2.65%, 10/01/26 (a)	200,000	186,202
3.90%, 06/01/27 (a)	100,000	97,238
2.85%, 10/01/29 (a)	300,000	262,785
2.30%, 06/01/30 (a)	200,000	166,370

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/01/32 (a)	200,000	190,892
3.25%, 06/01/50 (a)	150,000	106,850
5.05%, 06/01/52 (a)	200,000	187,796
5.25%, 06/01/62 (a)	50,000	46,770
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	178,046
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	146,448
3.45%, 05/20/25 (a)	250,000	244,345
3.25%, 05/20/27 (a)	350,000	334,964
1.30%, 05/20/28 (a)	217,000	185,075
2.15%, 05/20/30 (a)	200,000	170,592
1.65%, 05/20/32 (a)	283,000	221,439
4.65%, 05/20/35 (a)	100,000	97,488
4.80%, 05/20/45 (a)	250,000	240,727
4.30%, 05/20/47 (a)	200,000	177,994
3.25%, 05/20/50 (a)	175,000	131,766
4.50%, 05/20/52 (a)	200,000	178,974
6.00%, 05/20/53 (a)	150,000	163,921
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	141,587
3.00%, 05/22/30 (a)	100,000	86,961
S&P Global, Inc.
2.45%, 03/01/27 (a)(c)	200,000	184,292
4.75%, 08/01/28 (a)(c)	150,000	149,463
2.70%, 03/01/29 (a)(c)	250,000	222,770
4.25%, 05/01/29 (a)(c)	175,000	169,288
2.50%, 12/01/29 (a)	100,000	86,789
1.25%, 08/15/30 (a)	150,000	117,032
2.90%, 03/01/32 (a)(c)	300,000	259,305
3.25%, 12/01/49 (a)	100,000	74,358
3.70%, 03/01/52 (a)(c)	150,000	120,990
2.30%, 08/15/60 (a)	100,000	58,067
3.90%, 03/01/62 (a)(c)	100,000	81,138
salesforce.com, Inc.
0.63%, 07/15/24 (a)	200,000	187,738
3.70%, 04/11/28 (a)	300,000	290,706
1.95%, 07/15/31 (a)	300,000	245,307
2.70%, 07/15/41 (a)	350,000	260,186
2.90%, 07/15/51 (a)	350,000	243,477
3.05%, 07/15/61 (a)	150,000	101,025
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	233,910
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	88,160
3.00%, 06/01/31 (a)	100,000	78,416
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	250,000	213,767
2.38%, 08/09/28 (a)	200,000	164,592
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	122,850
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	176,850
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	140,423
1.13%, 09/15/26 (a)	150,000	133,407
2.90%, 11/03/27 (a)	75,000	70,231
2.25%, 09/04/29 (a)	100,000	87,027
1.75%, 05/04/30 (a)	200,000	166,536
1.90%, 09/15/31 (a)	100,000	81,808
3.88%, 03/15/39 (a)	150,000	135,014
4.15%, 05/15/48 (a)	300,000	270,654
2.70%, 09/15/51 (a)	100,000	70,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,357
1.35%, 03/15/26 (a)	200,000	174,632
6.20%, 11/17/36	100,000	100,531
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,149
5.50%, 08/15/35	100,000	96,859
5.65%, 11/23/43 (a)	150,000	142,874
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	49,738
4.90%, 06/15/28 (a)	100,000	97,253
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	222,535
3.88%, 04/22/27 (a)	200,000	193,046
2.50%, 10/25/31 (a)	250,000	207,627
4.25%, 04/22/32 (a)	200,000	193,248
3.13%, 10/25/41 (a)	250,000	192,272
4.50%, 04/22/52 (a)	200,000	184,978
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,897
3.70%, 02/15/26 (a)	100,000	96,882
3.13%, 08/15/27 (a)	100,000	93,158
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	146,787
2.70%, 06/15/31 (a)	200,000	164,166
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	147,134
4.13%, 03/15/29 (a)	150,000	142,641
5.50%, 06/15/45 (a)	50,000	47,775
3.63%, 05/15/50 (a)	100,000	71,634
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	771,312
1.90%, 04/15/27 (a)	300,000	272,733
0.75%, 08/15/27 (a)	150,000	128,663
2.05%, 04/15/30 (a)	300,000	259,428
1.10%, 02/15/31 (a)	200,000	157,378
4.15%, 12/14/35 (a)	330,000	318,625
2.70%, 04/15/40 (a)	150,000	119,282
4.30%, 12/14/45 (a)	595,000	557,753
3.65%, 09/15/47 (a)	100,000	85,200
2.00%, 08/15/50 (a)	250,000	156,765
VMware, Inc.
1.00%, 08/15/24 (a)	250,000	232,502
4.50%, 05/15/25 (a)	150,000	148,613
1.40%, 08/15/26 (a)	300,000	264,066
4.65%, 05/15/27 (a)	50,000	48,797
3.90%, 08/21/27 (a)	200,000	188,328
1.80%, 08/15/28 (a)	200,000	165,228
4.70%, 05/15/30 (a)	150,000	141,273
2.20%, 08/15/31 (a)	250,000	191,747
Western Digital Corp.
4.75%, 02/15/26 (a)	400,000	377,232
2.85%, 02/01/29 (a)	100,000	79,594
3.10%, 02/01/32 (a)	100,000	74,505
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	189,248
3.70%, 04/01/29 (a)	150,000	138,272
3.80%, 04/01/32 (a)	250,000	223,892
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	97,268
2.38%, 06/01/30 (a)	200,000	170,638
		100,918,154
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	138,419	124,589

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	142,876	128,120
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	144,690	126,746
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	110,062	98,398
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	103,732	86,781
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	150,000	120,249
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	100,000	98,871
3.40%, 09/01/24 (a)	200,000	195,502
3.65%, 09/01/25 (a)	100,000	97,607
3.25%, 06/15/27 (a)	200,000	190,728
6.20%, 08/15/36	150,000	165,765
5.75%, 05/01/40 (a)	100,000	106,958
5.05%, 03/01/41 (a)	100,000	99,318
5.40%, 06/01/41 (a)	100,000	103,072
4.95%, 09/15/41 (a)	100,000	97,250
4.38%, 09/01/42 (a)	250,000	227,802
4.45%, 03/15/43 (a)	200,000	184,168
5.15%, 09/01/43 (a)	100,000	100,720
4.90%, 04/01/44 (a)	100,000	97,278
4.55%, 09/01/44 (a)	90,000	84,153
4.15%, 04/01/45 (a)	250,000	219,640
4.70%, 09/01/45 (a)	100,000	93,981
3.90%, 08/01/46 (a)	100,000	83,798
4.05%, 06/15/48 (a)	200,000	172,414
4.15%, 12/15/48 (a)	200,000	175,080
3.55%, 02/15/50 (a)	100,000	79,346
3.05%, 02/15/51 (a)	100,000	71,763
3.30%, 09/15/51 (a)	200,000	151,066
2.88%, 06/15/52 (a)	150,000	104,919
4.45%, 01/15/53 (a)	200,000	183,446
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	94,616
6.90%, 07/15/28	150,000	166,758
6.20%, 06/01/36	150,000	165,700
3.20%, 08/02/46 (a)	150,000	112,049
3.65%, 02/03/48 (a)	100,000	81,902
4.45%, 01/20/49 (a)	150,000	136,332
2.45%, 05/01/50 (a)	200,000	129,600
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	278,973
2.90%, 02/01/25 (a)	50,000	47,910
1.75%, 12/02/26 (a)	200,000	179,210
4.00%, 06/01/28 (a)	100,000	97,352
2.05%, 03/05/30 (a)	100,000	82,856
2.45%, 12/02/31 (a)	300,000	250,884
4.80%, 09/15/35 (a)	50,000	47,470
5.95%, 05/15/37	100,000	104,519
3.00%, 12/02/41 (a)	200,000	153,982
4.80%, 08/01/45 (a)	100,000	92,012
3.10%, 12/02/51 (a)	400,000	281,808
6.13%, 09/15/15 (a)	100,000	101,570
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	142,953
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,883
3.35%, 11/01/25 (a)	100,000	96,451
2.60%, 11/01/26 (a)	100,000	93,314
3.25%, 06/01/27 (a)	150,000	141,700
3.80%, 03/01/28 (a)	200,000	192,562
4.25%, 03/15/29 (a)	150,000	145,237
2.40%, 02/15/30 (a)	100,000	85,703
6.22%, 04/30/40	250,000	276,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/30/42 (a)	150,000	140,235
4.10%, 03/15/44 (a)	200,000	171,738
3.80%, 11/01/46 (a)	100,000	80,517
4.30%, 03/01/48 (a)	200,000	174,762
4.75%, 11/15/48 (a)	100,000	92,373
4.50%, 03/15/49 (a)	150,000	133,443
3.35%, 09/15/49 (a)	100,000	74,232
3.80%, 04/15/50 (a)	100,000	79,501
3.95%, 05/01/50 (a)	200,000	162,970
2.50%, 05/15/51 (a)	100,000	62,811
4.50%, 08/01/54 (a)	100,000	87,763
4.25%, 11/01/66 (a)	200,000	161,256
4.65%, 03/01/68 (a)	50,000	43,345
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	96,162
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	88,041	76,089
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	143,836
3.40%, 02/15/28 (a)	150,000	139,863
3.10%, 08/05/29 (a)	200,000	177,246
2.40%, 05/15/31 (a)	150,000	122,885
4.90%, 01/15/34	150,000	144,022
3.90%, 02/01/35	50,000	42,954
1.88%, 08/20/35	223,264	182,197
3.88%, 08/01/42	150,000	118,233
4.10%, 04/15/43	100,000	79,530
5.10%, 01/15/44	75,000	67,967
4.10%, 02/01/45	150,000	118,032
4.75%, 11/15/45 (a)	300,000	261,576
4.55%, 04/01/46 (a)	150,000	124,119
4.40%, 01/15/47 (a)	100,000	80,951
4.05%, 02/15/48 (a)	150,000	115,874
4.95%, 10/17/48 (a)	150,000	132,563
5.25%, 05/15/50 (a)(f)	300,000	277,017
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	129,735
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	146,199
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	86,588	72,187
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34	86,913	77,372
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	131,034
4.95%, 08/15/45 (a)	100,000	92,393
4.70%, 05/01/48 (a)	150,000	133,787
3.50%, 05/01/50 (a)	100,000	73,193
4.20%, 11/15/69 (a)	100,000	76,620
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	91,332
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	97,331
2.90%, 06/15/26 (a)	200,000	188,330
3.15%, 06/01/27 (a)	50,000	46,905
3.80%, 08/01/28 (a)	150,000	143,791
2.55%, 11/01/29 (a)	100,000	86,873
3.95%, 10/01/42 (a)	130,000	109,833
4.45%, 06/15/45 (a)	150,000	132,542
4.65%, 01/15/46 (a)	150,000	136,775
3.94%, 11/01/47 (a)	200,000	164,440
4.15%, 02/28/48 (a)	100,000	84,388
4.10%, 05/15/49 (a)	100,000	83,616
3.40%, 11/01/49 (a)	100,000	73,886
3.05%, 05/15/50 (a)	200,000	138,934

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 08/25/51 (a)	100,000	67,158
4.05%, 08/15/52 (a)	150,000	124,808
3.16%, 05/15/55 (a)	300,000	205,584
4.10%, 05/15/21 (a)	100,000	71,503
Ryder System, Inc.
3.88%, 12/01/23 (a)	150,000	147,954
3.65%, 03/18/24 (a)	100,000	97,934
4.63%, 06/01/25 (a)	150,000	147,630
3.35%, 09/01/25 (a)	150,000	143,050
2.90%, 12/01/26 (a)	100,000	91,806
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	221,390
3.00%, 11/15/26 (a)	95,000	87,849
5.13%, 06/15/27 (a)	300,000	303,417
3.45%, 11/16/27 (a)	100,000	92,952
2.63%, 02/10/30 (a)	150,000	125,394
Union Pacific Corp.
3.65%, 02/15/24 (a)	50,000	49,352
3.15%, 03/01/24 (a)	100,000	98,532
3.25%, 01/15/25 (a)	100,000	97,639
3.75%, 07/15/25 (a)	150,000	147,480
2.75%, 03/01/26 (a)	150,000	143,193
3.00%, 04/15/27 (a)	200,000	187,946
3.95%, 09/10/28 (a)	250,000	242,852
3.70%, 03/01/29 (a)	150,000	143,362
2.40%, 02/05/30 (a)	200,000	173,178
2.38%, 05/20/31 (a)	200,000	170,176
2.80%, 02/14/32 (a)	250,000	218,440
3.60%, 09/15/37 (a)	150,000	130,416
3.55%, 08/15/39 (a)	100,000	84,699
3.20%, 05/20/41 (a)	200,000	160,438
4.05%, 11/15/45 (a)	150,000	128,927
4.05%, 03/01/46 (a)	150,000	126,951
4.00%, 04/15/47 (a)	150,000	125,958
4.30%, 03/01/49 (a)	100,000	87,635
3.25%, 02/05/50 (a)	350,000	261,971
3.80%, 10/01/51 (a)	150,000	123,944
3.50%, 02/14/53 (a)	300,000	233,778
3.88%, 02/01/55 (a)	50,000	41,019
3.95%, 08/15/59 (a)	100,000	81,106
3.84%, 03/20/60 (a)	350,000	278,498
3.55%, 05/20/61 (a)	100,000	74,636
2.97%, 09/16/62 (a)	150,000	100,424
4.10%, 09/15/67 (a)	100,000	80,745
3.75%, 02/05/70 (a)	200,000	149,838
3.80%, 04/06/71 (a)	150,000	114,453
3.85%, 02/14/72 (a)	100,000	76,719
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	79,863	76,921
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	88,296	81,675
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	91,190	83,320
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	110,425	97,943
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	73,569	62,247
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	121,367	103,344
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	77,321	69,201
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	88,452	69,911
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	395,192	387,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	114,300	107,715
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	96,277
3.90%, 04/01/25 (a)	150,000	148,158
3.05%, 11/15/27 (a)	250,000	239,010
3.40%, 03/15/29 (a)	100,000	94,247
4.45%, 04/01/30 (a)	250,000	248,865
6.20%, 01/15/38	295,000	334,486
5.20%, 04/01/40 (a)	100,000	102,810
4.88%, 11/15/40 (a)	100,000	99,018
3.40%, 11/15/46 (a)	100,000	78,459
3.75%, 11/15/47 (a)	150,000	127,041
4.25%, 03/15/49 (a)	100,000	90,468
3.40%, 09/01/49 (a)	100,000	79,564
5.30%, 04/01/50 (a)	300,000	319,881
		23,534,802
		588,429,438

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	235,137
2.10%, 07/01/30 (a)	175,000	141,960
4.15%, 05/01/49 (a)	100,000	78,801
3.45%, 05/15/51 (a)	100,000	71,517
5.25%, 05/15/52 (a)	200,000	196,196
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	118,004
3.80%, 06/15/49 (a)	100,000	78,891
3.65%, 04/01/50 (a)	100,000	77,194
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	196,945
3.05%, 03/15/32 (a)	150,000	131,357
6.00%, 03/01/39	100,000	106,144
3.85%, 12/01/42	150,000	122,418
4.15%, 08/15/44 (a)	150,000	127,814
3.70%, 12/01/47 (a)	100,000	78,936
4.30%, 07/15/48 (a)	150,000	128,019
3.45%, 10/01/49 (a)	100,000	73,975
3.13%, 07/15/51 (a)	100,000	71,152
3.00%, 03/15/52 (a)	150,000	103,596
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	95,532
1.95%, 03/15/27 (a)	150,000	132,723
1.75%, 03/15/28 (a)	100,000	85,053
3.50%, 01/15/31 (a)	200,000	178,640
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	93,985
4.15%, 03/15/46 (a)	150,000	128,367
3.70%, 12/01/47 (a)	100,000	80,907
4.50%, 03/15/49 (a)	100,000	92,296
2.90%, 06/15/51 (a)	100,000	67,333
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	138,255
4.30%, 12/01/28 (a)	100,000	96,334
2.30%, 03/01/30 (a)	150,000	123,903
3.25%, 03/01/50 (a)	150,000	103,416
3.88%, 02/15/62 (a)(b)	150,000	115,545
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	94,459
2.70%, 04/01/31 (a)	150,000	124,751
7.00%, 04/01/38	100,000	112,164
4.50%, 03/01/49 (a)	100,000	84,376
3.70%, 05/01/50 (a)	200,000	148,600

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	83,994
4.50%, 04/01/42 (a)	150,000	124,668
4.25%, 03/01/49 (a)	100,000	78,828
3.35%, 05/15/50 (a)	250,000	169,450
2.65%, 09/15/50 (a)	150,000	91,241
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	95,594
2.30%, 03/15/31 (a)	100,000	82,288
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	144,160
3.20%, 04/15/25 (a)	150,000	143,934
3.80%, 06/01/29 (a)	100,000	91,984
Avista Corp.
4.35%, 06/01/48 (a)	100,000	84,682
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100,000	108,760
3.50%, 08/15/46 (a)	150,000	114,620
3.20%, 09/15/49 (a)	150,000	108,662
4.55%, 06/01/52 (a)	100,000	91,254
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	400,000	396,908
3.25%, 04/15/28 (a)	150,000	140,365
3.70%, 07/15/30 (a)	150,000	139,461
6.13%, 04/01/36	298,000	318,613
5.95%, 05/15/37	200,000	210,436
5.15%, 11/15/43 (a)	100,000	96,453
4.50%, 02/01/45 (a)	250,000	222,127
3.80%, 07/15/48 (a)	150,000	118,679
4.45%, 01/15/49 (a)	100,000	88,332
4.25%, 10/15/50 (a)	200,000	170,906
2.85%, 05/15/51 (a)	250,000	167,267
4.60%, 05/01/53 (a)(c)	200,000	181,490
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	325,402
2.50%, 06/15/30 (a)	50,000	40,421
4.35%, 05/01/33 (a)	150,000	133,902
3.88%, 10/15/49 (a)	100,000	72,613
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	142,822
4.50%, 04/01/44 (a)	250,000	229,987
4.25%, 02/01/49 (a)	100,000	88,208
2.90%, 07/01/50 (a)	200,000	137,594
3.35%, 04/01/51 (a)	150,000	113,585
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	238,637
4.25%, 11/01/28 (a)	45,000	42,821
2.95%, 03/01/30 (a)	100,000	86,929
3.70%, 09/01/49 (a)	100,000	75,977
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	141,798
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	93,226
4.88%, 03/01/44 (a)	100,000	90,530
4.75%, 06/01/50 (a)(b)	100,000	84,290
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	93,720
2.95%, 08/15/27 (a)	150,000	139,354
2.20%, 03/01/30 (a)	100,000	84,800
5.90%, 03/15/36	150,000	160,365
3.80%, 10/01/42 (a)	100,000	82,737
4.60%, 08/15/43 (a)	100,000	91,941
3.70%, 03/01/45 (a)	100,000	79,161
4.35%, 11/15/45 (a)	100,000	86,837
3.65%, 06/15/46 (a)	100,000	77,783
3.75%, 08/15/47 (a)	150,000	119,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/01/48 (a)	150,000	125,940
4.00%, 03/01/49 (a)	150,000	124,035
3.20%, 11/15/49 (a)	100,000	72,635
3.00%, 03/01/50 (a)	150,000	106,446
3.13%, 03/15/51 (a)	200,000	141,562
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	179,094
2.05%, 07/01/31 (a)	100,000	81,739
4.00%, 04/01/48 (a)	200,000	170,056
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	48,320
3.35%, 04/01/30 (a)	200,000	181,484
2.40%, 06/15/31 (a)	200,000	166,120
5.30%, 03/01/35	80,000	80,317
5.85%, 03/15/36	150,000	154,230
5.50%, 12/01/39	200,000	198,364
4.20%, 03/15/42	50,000	42,306
4.45%, 03/15/44 (a)	230,000	202,112
4.50%, 12/01/45 (a)	150,000	131,255
3.85%, 06/15/46 (a)	200,000	160,580
3.88%, 06/15/47 (a)	150,000	118,544
4.65%, 12/01/48 (a)	100,000	88,541
4.13%, 05/15/49 (a)	100,000	81,875
3.95%, 04/01/50 (a)	150,000	123,002
4.63%, 12/01/54 (a)	100,000	86,710
4.30%, 12/01/56 (a)	150,000	122,508
4.00%, 11/15/57 (a)	100,000	77,789
4.50%, 05/15/58 (a)	100,000	84,981
3.70%, 11/15/59 (a)	100,000	76,686
3.00%, 12/01/60 (a)	100,000	64,228
3.60%, 06/15/61 (a)	200,000	148,418
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	240,082
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	240,217
6.25%, 10/01/39	262,000	273,387
5.75%, 10/01/41 (a)	100,000	97,786
Consumers Energy Co.
3.95%, 05/15/43 (a)	330,000	277,299
4.05%, 05/15/48 (a)	100,000	84,677
4.35%, 04/15/49 (a)	100,000	89,126
3.50%, 08/01/51 (a)	200,000	154,688
2.50%, 05/01/60 (a)	200,000	117,736
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	153,664
6.05%, 01/15/38	100,000	107,032
5.45%, 02/01/41 (a)	100,000	100,213
5.10%, 06/01/65 (a)	100,000	95,016
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	144,616
3.90%, 10/01/25 (a)	150,000	146,380
1.45%, 04/15/26 (a)	200,000	179,892
2.85%, 08/15/26 (a)	150,000	139,214
4.25%, 06/01/28 (a)	150,000	144,045
3.38%, 04/01/30 (a)	350,000	311,094
5.25%, 08/01/33	180,000	178,205
5.95%, 06/15/35	100,000	101,975
7.00%, 06/15/38	100,000	109,072
4.90%, 08/01/41 (a)	100,000	90,733
4.05%, 09/15/42 (a)	100,000	80,019
4.70%, 12/01/44 (a)	50,000	43,711
4.60%, 03/15/49 (a)	100,000	86,369
5.75%, 10/01/54 (a)(b)	150,000	141,370
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	127,280
2.63%, 03/01/31 (a)	300,000	257,448
3.70%, 03/15/45 (a)	250,000	202,987

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/15/47 (a)	150,000	120,291
4.05%, 05/15/48 (a)	100,000	84,648
3.95%, 03/01/49 (a)	150,000	125,505
2.95%, 03/01/50 (a)	100,000	69,982
DTE Energy Co.
2.53%, 10/01/24	100,000	95,641
4.22%, 11/01/24 (g)	200,000	196,630
1.05%, 06/01/25 (a)	200,000	181,330
2.85%, 10/01/26 (a)	200,000	185,960
3.40%, 06/15/29 (a)	100,000	89,748
2.95%, 03/01/30 (a)	100,000	86,048
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	142,911
3.95%, 11/15/28 (a)	150,000	145,024
2.45%, 08/15/29 (a)	150,000	130,490
2.45%, 02/01/30 (a)	100,000	86,193
6.45%, 10/15/32	230,000	251,054
6.05%, 04/15/38	150,000	159,594
5.30%, 02/15/40	150,000	151,737
4.25%, 12/15/41 (a)	155,000	136,061
3.75%, 06/01/45 (a)	150,000	120,186
3.88%, 03/15/46 (a)	100,000	80,505
3.70%, 12/01/47 (a)	150,000	117,335
3.95%, 03/15/48 (a)	100,000	82,239
3.20%, 08/15/49 (a)	150,000	108,561
3.45%, 04/15/51 (a)	150,000	113,013
3.55%, 03/15/52 (a)	100,000	77,249
Duke Energy Corp.
3.75%, 04/15/24 (a)	205,000	202,050
0.90%, 09/15/25 (a)	200,000	180,782
2.65%, 09/01/26 (a)	300,000	279,066
3.15%, 08/15/27 (a)	200,000	186,106
4.30%, 03/15/28 (a)	175,000	168,934
3.40%, 06/15/29 (a)	50,000	45,521
2.45%, 06/01/30 (a)	250,000	209,702
2.55%, 06/15/31 (a)	200,000	165,416
4.50%, 08/15/32 (a)	200,000	190,124
4.80%, 12/15/45 (a)	200,000	178,110
3.75%, 09/01/46 (a)	250,000	189,055
3.95%, 08/15/47 (a)	100,000	77,636
4.20%, 06/15/49 (a)	100,000	80,771
3.50%, 06/15/51 (a)	200,000	144,076
5.00%, 08/15/52 (a)	200,000	182,248
3.25%, 01/15/82 (a)(b)	100,000	71,199
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	242,709
3.80%, 07/15/28 (a)	150,000	143,662
1.75%, 06/15/30 (a)	250,000	201,812
2.40%, 12/15/31 (a)	100,000	82,568
6.35%, 09/15/37	150,000	163,992
4.20%, 07/15/48 (a)	150,000	128,337
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	104,047
6.35%, 08/15/38	200,000	217,526
4.90%, 07/15/43 (a)	100,000	93,371
3.25%, 10/01/49 (a)	150,000	105,377
2.75%, 04/01/50 (a)	100,000	64,661
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	124,058
4.30%, 02/01/49 (a)	150,000	125,442
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	191,012
4.10%, 05/15/42 (a)	100,000	85,173
4.10%, 03/15/43 (a)	150,000	127,677
4.15%, 12/01/44 (a)	278,000	235,766
4.20%, 08/15/45 (a)	100,000	85,154
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 10/15/46 (a)	250,000	195,237
2.50%, 08/15/50 (a)	150,000	92,697
Edison International
3.55%, 11/15/24 (a)	100,000	96,322
4.95%, 04/15/25 (a)	100,000	99,072
5.75%, 06/15/27 (a)	100,000	101,379
4.13%, 03/15/28 (a)	100,000	93,036
6.95%, 11/15/29 (a)	100,000	104,900
El Paso Electric Co.
6.00%, 05/15/35	44,000	44,148
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	141,355
4.75%, 06/15/46 (a)	250,000	200,237
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	95,096
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	96,364
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,807
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	197,006
4.20%, 04/01/49 (a)	150,000	127,079
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	223,625
2.95%, 09/01/26 (a)	300,000	280,713
1.90%, 06/15/28 (a)	150,000	127,515
2.80%, 06/15/30 (a)	100,000	84,362
2.40%, 06/15/31 (a)	150,000	120,236
3.75%, 06/15/50 (a)	150,000	113,031
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	185,770
2.40%, 10/01/26 (a)	150,000	137,820
3.25%, 04/01/28 (a)	150,000	137,972
2.35%, 06/15/32 (a)	100,000	80,577
4.00%, 03/15/33 (a)	100,000	91,640
3.10%, 06/15/41 (a)	100,000	75,714
4.20%, 09/01/48 (a)	100,000	84,258
4.20%, 04/01/50 (a)	150,000	124,587
2.90%, 03/15/51 (a)	200,000	132,820
4.75%, 09/15/52 (a)	100,000	91,306
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	78,435
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	118,469
4.50%, 03/30/39 (a)	100,000	88,183
3.55%, 09/30/49 (a)	100,000	73,876
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	187,108
4.13%, 03/01/42 (a)	100,000	84,484
4.25%, 12/01/45 (a)	100,000	83,093
3.25%, 09/01/49 (a)	100,000	71,051
3.45%, 04/15/50 (a)	50,000	36,875
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	100,000	82,021
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	190,204
2.90%, 09/15/29 (a)	250,000	216,357
Eversource Energy
3.80%, 12/01/23 (a)	150,000	148,341
3.15%, 01/15/25 (a)	130,000	125,206
0.80%, 08/15/25 (a)	200,000	178,358
3.30%, 01/15/28 (a)	100,000	92,474
4.25%, 04/01/29 (a)	150,000	142,881
1.65%, 08/15/30 (a)	250,000	196,520
2.55%, 03/15/31 (a)	100,000	83,312

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 03/01/32 (a)	150,000	132,150
3.45%, 01/15/50 (a)	150,000	111,327
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	245,295
3.40%, 04/15/26 (a)	150,000	143,790
4.05%, 04/15/30 (a)	300,000	283,287
4.95%, 06/15/35 (a)(c)	80,000	77,924
5.63%, 06/15/35	200,000	204,974
4.45%, 04/15/46 (a)	200,000	171,510
4.70%, 04/15/50 (a)	100,000	89,173
4.10%, 03/15/52 (a)(c)	150,000	123,027
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	144,135
3.13%, 12/01/25 (a)	150,000	144,729
2.45%, 02/03/32 (a)	300,000	252,762
5.63%, 04/01/34	150,000	158,203
5.65%, 02/01/37	100,000	103,317
5.96%, 04/01/39	200,000	216,196
5.69%, 03/01/40	150,000	157,618
5.25%, 02/01/41 (a)	150,000	151,011
4.05%, 06/01/42 (a)	100,000	87,493
4.05%, 10/01/44 (a)	150,000	129,951
3.70%, 12/01/47 (a)	100,000	81,613
3.95%, 03/01/48 (a)	100,000	84,724
4.13%, 06/01/48 (a)	150,000	130,127
3.99%, 03/01/49 (a)	100,000	84,967
3.15%, 10/01/49 (a)	100,000	73,822
2.88%, 12/04/51 (a)	200,000	139,620
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	284,574
Georgia Power Co.
2.20%, 09/15/24 (a)	200,000	191,118
2.65%, 09/15/29 (a)	150,000	129,162
4.75%, 09/01/40	150,000	138,851
4.30%, 03/15/42	150,000	131,486
4.30%, 03/15/43	100,000	86,553
3.70%, 01/30/50 (a)	100,000	76,442
3.25%, 03/15/51 (a)	100,000	71,078
5.13%, 05/15/52 (a)	200,000	194,084
Iberdrola International BV
6.75%, 07/15/36	100,000	106,220
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	123,420
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	85,890
3.75%, 07/01/47 (a)	100,000	75,556
4.25%, 08/15/48 (a)	100,000	82,800
3.25%, 05/01/51 (a)	150,000	103,680
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	96,655
2.30%, 06/01/30 (a)	200,000	165,518
6.25%, 07/15/39	150,000	158,295
3.50%, 09/30/49 (a)	100,000	73,917
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	93,996
5.30%, 07/01/43 (a)	100,000	91,769
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	96,203
4.38%, 10/01/45 (a)	100,000	86,042
3.30%, 06/01/50 (a)	100,000	72,429
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	84,107
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	189,336
6.75%, 12/30/31	100,000	113,818
4.80%, 09/15/43 (a)	100,000	93,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 10/15/44 (a)	100,000	88,938
4.25%, 05/01/46 (a)	100,000	85,767
3.95%, 08/01/47 (a)	50,000	41,559
3.65%, 08/01/48 (a)	150,000	119,202
4.25%, 07/15/49 (a)	150,000	130,977
3.15%, 04/15/50 (a)	100,000	72,409
2.70%, 08/01/52 (a)	200,000	132,324
Mississippi Power Co.
4.25%, 03/15/42	100,000	82,828
3.10%, 07/30/51 (a)	100,000	65,885
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	100,000	94,963
1.00%, 10/18/24	200,000	186,032
3.25%, 11/01/25 (a)	250,000	239,555
3.40%, 02/07/28 (a)	200,000	187,168
3.70%, 03/15/29 (a)	250,000	231,547
2.40%, 03/15/30 (a)	150,000	126,801
1.35%, 03/15/31 (a)	150,000	112,877
1.65%, 06/15/31 (a)	200,000	153,692
4.02%, 11/01/32 (a)	150,000	137,643
4.40%, 11/01/48 (a)	100,000	85,305
4.30%, 03/15/49 (a)	100,000	85,205
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	235,670
6.75%, 07/01/37	100,000	110,507
3.13%, 08/01/50 (a)	100,000	68,425
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	250,000	242,672
4.20%, 06/20/24	150,000	148,090
4.26%, 09/01/24	275,000	271,524
4.45%, 06/20/25	250,000	248,985
3.55%, 05/01/27 (a)	250,000	237,257
4.63%, 07/15/27 (a)	200,000	198,898
1.90%, 06/15/28 (a)	300,000	257,637
3.50%, 04/01/29 (a)	150,000	137,919
2.75%, 11/01/29 (a)	150,000	130,994
2.25%, 06/01/30 (a)	300,000	249,702
2.44%, 01/15/32 (a)	200,000	163,438
5.00%, 07/15/32 (a)	200,000	199,944
3.00%, 01/15/52 (a)	100,000	68,641
4.80%, 12/01/77 (a)(b)	150,000	121,151
3.80%, 03/15/82 (a)(b)	100,000	77,902
Northern States Power Co.
5.35%, 11/01/39	100,000	102,738
3.40%, 08/15/42 (a)	250,000	198,407
4.00%, 08/15/45 (a)	150,000	125,733
3.60%, 09/15/47 (a)	150,000	118,644
2.90%, 03/01/50 (a)	150,000	105,099
3.20%, 04/01/52 (a)	100,000	73,296
4.50%, 06/01/52 (a)	100,000	92,472
NSTAR Electric Co.
5.50%, 03/15/40	250,000	255,470
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	97,102
5.38%, 11/01/40	200,000	182,652
4.50%, 04/01/47 (a)(c)	100,000	81,296
3.75%, 08/01/50 (a)	100,000	73,569
Ohio Edison Co.
6.88%, 07/15/36	100,000	110,310
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	86,098
1.63%, 01/15/31 (a)	150,000	116,694
4.00%, 06/01/49 (a)	50,000	39,809
2.90%, 10/01/51 (a)	150,000	99,884

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	94,460
3.30%, 03/15/30 (a)	100,000	89,459
3.25%, 04/01/30 (a)	150,000	133,124
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	242,412
2.95%, 04/01/25 (a)	100,000	96,066
0.55%, 10/01/25 (a)	250,000	222,772
3.70%, 11/15/28 (a)	100,000	94,906
4.15%, 06/01/32 (a)(c)	100,000	95,994
5.25%, 09/30/40	150,000	150,448
4.55%, 12/01/41 (a)	380,000	353,389
5.30%, 06/01/42 (a)	37,000	37,471
3.80%, 06/01/49 (a)	100,000	81,408
3.10%, 09/15/49 (a)	150,000	108,452
3.70%, 05/15/50 (a)	100,000	80,797
2.70%, 11/15/51 (a)	100,000	66,113
4.60%, 06/01/52 (a)(c)	100,000	94,384
5.35%, 10/01/52 (a)	78,000	80,664
Pacific Gas & Electric Co.
3.40%, 08/15/24 (a)	200,000	191,418
3.45%, 07/01/25	200,000	189,638
3.15%, 01/01/26	325,000	301,577
2.95%, 03/01/26 (a)	200,000	183,158
2.10%, 08/01/27 (a)	200,000	171,178
3.30%, 12/01/27 (a)	250,000	220,985
3.00%, 06/15/28 (a)	150,000	130,133
3.75%, 07/01/28	200,000	178,096
4.55%, 07/01/30 (a)	550,000	504,471
2.50%, 02/01/31 (a)	450,000	354,046
3.25%, 06/01/31 (a)	150,000	123,699
5.90%, 06/15/32 (a)	100,000	98,241
4.50%, 07/01/40 (a)	450,000	359,982
3.30%, 08/01/40 (a)	250,000	175,715
4.60%, 06/15/43 (a)	150,000	115,794
4.75%, 02/15/44 (a)	200,000	157,156
4.30%, 03/15/45 (a)	200,000	146,500
4.00%, 12/01/46 (a)	100,000	69,888
3.95%, 12/01/47 (a)	200,000	139,948
4.95%, 07/01/50 (a)	550,000	439,895
3.50%, 08/01/50 (a)	350,000	228,536
5.25%, 03/01/52 (a)	100,000	84,141
PacifiCorp
3.50%, 06/15/29 (a)	150,000	138,381
6.25%, 10/15/37	100,000	107,208
6.00%, 01/15/39	130,000	136,917
4.13%, 01/15/49 (a)	150,000	124,865
4.15%, 02/15/50 (a)	150,000	126,560
3.30%, 03/15/51 (a)	100,000	73,013
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	86,194
3.90%, 03/01/48 (a)	150,000	123,774
3.00%, 09/15/49 (a)	100,000	69,857
2.80%, 06/15/50 (a)	100,000	66,963
3.05%, 03/15/51 (a)	150,000	105,864
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	159,537
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	147,949
6.50%, 11/15/37	150,000	166,576
4.15%, 03/15/43 (a)	100,000	85,762
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	140,445
4.13%, 04/15/30 (a)	200,000	185,868
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	46,191
4.13%, 06/15/44 (a)	100,000	84,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/01/47 (a)	150,000	124,781
4.15%, 06/15/48 (a)	100,000	85,261
Progress Energy, Inc.
7.75%, 03/01/31	150,000	172,495
6.00%, 12/01/39	100,000	101,782
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	150,000	121,608
1.88%, 06/15/31 (a)	150,000	121,308
6.25%, 09/01/37	100,000	111,533
3.60%, 09/15/42 (a)	100,000	80,387
4.30%, 03/15/44 (a)	40,000	35,095
3.80%, 06/15/47 (a)	200,000	160,914
4.05%, 09/15/49 (a)	100,000	83,600
3.20%, 03/01/50 (a)	100,000	73,111
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	82,908
3.60%, 07/01/49 (a)	50,000	39,144
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	81,144
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	223,397
2.25%, 09/15/26 (a)	150,000	137,360
3.20%, 05/15/29 (a)	100,000	91,726
1.90%, 08/15/31 (a)	250,000	202,755
3.95%, 05/01/42 (a)	150,000	127,788
3.80%, 03/01/46 (a)	150,000	122,714
3.60%, 12/01/47 (a)	100,000	77,971
3.85%, 05/01/49 (a)	150,000	121,743
3.15%, 01/01/50 (a)	100,000	72,221
2.70%, 05/01/50 (a)	150,000	99,381
2.05%, 08/01/50 (a)	200,000	114,450
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	193,342
0.80%, 08/15/25 (a)	250,000	225,010
1.60%, 08/15/30 (a)	200,000	156,770
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	226,502
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	379,854
4.22%, 06/15/48 (a)	100,000	83,846
3.25%, 09/15/49 (a)	100,000	69,744
2.89%, 09/15/51 (a)	100,000	65,457
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	140,073
1.70%, 10/01/30 (a)	200,000	160,626
6.00%, 06/01/39	150,000	158,031
4.50%, 08/15/40	100,000	91,259
4.15%, 05/15/48 (a)	100,000	85,243
4.10%, 06/15/49 (a)	100,000	83,552
3.32%, 04/15/50 (a)	100,000	72,992
2.95%, 08/15/51 (a)	150,000	105,050
Southern California Edison Co.
3.70%, 08/01/25 (a)	200,000	194,584
1.20%, 02/01/26 (a)	250,000	223,132
5.85%, 11/01/27 (a)	150,000	155,091
3.65%, 03/01/28 (a)	250,000	234,897
4.20%, 03/01/29 (a)	100,000	95,423
2.85%, 08/01/29 (a)	100,000	87,904
2.25%, 06/01/30 (a)	150,000	124,686
6.00%, 01/15/34	150,000	158,379
5.55%, 01/15/37	150,000	148,041
5.95%, 02/01/38	100,000	102,419
5.50%, 03/15/40	100,000	98,163
4.50%, 09/01/40 (a)	150,000	129,894
4.05%, 03/15/42 (a)	100,000	80,736
3.90%, 03/15/43 (a)	150,000	117,786
4.65%, 10/01/43 (a)	150,000	132,860

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 02/01/45 (a)	100,000	73,676
4.00%, 04/01/47 (a)	300,000	237,429
4.13%, 03/01/48 (a)	250,000	203,095
4.88%, 03/01/49 (a)	100,000	88,834
3.65%, 02/01/50 (a)	200,000	149,414
2.95%, 02/01/51 (a)	200,000	131,910
3.65%, 06/01/51 (a)	100,000	75,065
3.45%, 02/01/52 (a)	100,000	74,176
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,702
0.90%, 01/15/26 (a)	150,000	132,639
5.25%, 07/15/43	50,000	45,454
4.95%, 12/15/46 (a)	100,000	86,836
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	134,859
2.75%, 10/01/26 (a)	150,000	137,411
4.10%, 09/15/28 (a)	150,000	144,042
6.20%, 03/15/40	100,000	102,989
3.90%, 04/01/45 (a)	150,000	115,245
3.85%, 02/01/48 (a)	50,000	37,586
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	133,754
3.40%, 08/15/46 (a)	150,000	110,963
3.70%, 08/15/47 (a)	100,000	76,826
3.15%, 05/01/50 (a)	150,000	106,467
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	82,587
4.10%, 06/15/42 (a)	200,000	165,568
4.30%, 06/15/48 (a)	250,000	209,445
The AES Corp.
1.38%, 01/15/26 (a)	150,000	134,084
2.45%, 01/15/31 (a)	400,000	319,700
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	80,392
The Southern Co.
0.60%, 02/26/24 (a)	200,000	189,550
4.48%, 08/01/24	150,000	147,799
3.25%, 07/01/26 (a)	400,000	380,256
3.70%, 04/30/30 (a)	250,000	227,635
4.25%, 07/01/36 (a)	50,000	44,605
4.40%, 07/01/46 (a)	400,000	339,752
4.00%, 01/15/51 (a)(b)	250,000	224,522
3.75%, 09/15/51 (a)(b)	200,000	160,382
The Toledo Edison Co.
6.15%, 05/15/37	100,000	105,685
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	154,930
4.85%, 12/01/48 (a)	50,000	44,130
4.00%, 06/15/50 (a)	100,000	78,346
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	139,846
2.95%, 03/15/30 (a)	200,000	177,418
2.15%, 03/15/32 (a)	100,000	79,995
3.90%, 09/15/42 (a)	40,000	33,288
4.00%, 04/01/48 (a)	250,000	204,657
2.63%, 03/15/51 (a)	100,000	64,063
3.90%, 04/01/52 (a)	150,000	122,987
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	238,362
3.75%, 05/15/27 (a)	150,000	144,388
3.80%, 04/01/28 (a)	150,000	143,715
2.88%, 07/15/29 (a)	250,000	222,932
2.40%, 03/30/32 (a)	150,000	122,829
6.00%, 05/15/37	150,000	157,707
8.88%, 11/15/38	150,000	199,323
4.00%, 01/15/43 (a)	100,000	82,546
4.65%, 08/15/43 (a)	200,000	180,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/44 (a)	100,000	87,664
4.20%, 05/15/45 (a)	100,000	83,773
3.80%, 09/15/47 (a)	150,000	118,299
4.60%, 12/01/48 (a)	150,000	133,436
3.30%, 12/01/49 (a)	250,000	184,055
2.45%, 12/15/50 (a)	200,000	122,248
4.63%, 05/15/52 (a)	100,000	89,952
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	200,000	189,456
1.38%, 10/15/27 (a)	200,000	170,016
1.80%, 10/15/30 (a)	100,000	79,366
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	85,885
4.75%, 09/30/32 (a)	100,000	99,325
4.30%, 10/15/48 (a)	100,000	83,812
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	89,170
3.95%, 09/01/32 (a)	100,000	92,982
3.65%, 04/01/50 (a)	100,000	75,632
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	195,915
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,147
4.00%, 06/15/28 (a)	250,000	241,280
2.60%, 12/01/29 (a)	100,000	86,130
3.40%, 06/01/30 (a)	100,000	89,746
4.60%, 06/01/32 (a)	200,000	193,076
3.50%, 12/01/49 (a)	100,000	74,661
		75,001,593
Natural Gas 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	110,045
1.50%, 01/15/31 (a)	150,000	117,502
4.13%, 10/15/44 (a)	300,000	252,675
4.30%, 10/01/48 (a)	100,000	86,294
4.13%, 03/15/49 (a)	100,000	84,044
3.38%, 09/15/49 (a)	100,000	74,212
2.85%, 02/15/52 (a)	150,000	100,280
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	95,967
1.75%, 10/01/30 (a)	100,000	79,975
5.85%, 01/15/41 (a)	100,000	102,364
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	316,207
3.49%, 05/15/27 (a)	250,000	236,470
2.95%, 09/01/29 (a)	100,000	87,894
1.70%, 02/15/31 (a)	250,000	192,800
5.25%, 02/15/43 (a)	45,000	43,092
4.80%, 02/15/44 (a)	209,000	186,992
5.65%, 02/01/45 (a)	100,000	99,532
4.38%, 05/15/47 (a)	200,000	170,406
3.95%, 03/30/48 (a)	100,000	79,000
5.00%, 06/15/52 (a)	75,000	69,493
ONE Gas, Inc.
1.10%, 03/11/24 (a)	79,000	75,094
2.00%, 05/15/30 (a)	100,000	81,915
4.66%, 02/01/44 (a)	100,000	87,313
4.50%, 11/01/48 (a)	100,000	83,881
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	138,861
2.50%, 03/15/31 (a)	100,000	82,616
3.64%, 11/01/46 (a)	100,000	73,397
3.35%, 06/01/50 (a)	100,000	69,279

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sempra Energy
3.25%, 06/15/27 (a)	200,000	186,262
3.40%, 02/01/28 (a)	200,000	186,060
3.70%, 04/01/29 (a)	150,000	137,652
3.80%, 02/01/38 (a)	150,000	123,063
6.00%, 10/15/39	150,000	152,787
4.00%, 02/01/48 (a)	150,000	116,960
4.13%, 04/01/52 (a)(b)	150,000	116,537
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,557
2.95%, 04/15/27 (a)	150,000	138,981
2.55%, 02/01/30 (a)	100,000	86,237
3.75%, 09/15/42 (a)	150,000	118,590
4.30%, 01/15/49 (a)	150,000	124,818
3.95%, 02/15/50 (a)	100,000	79,214
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	77,016
5.88%, 03/15/41 (a)	150,000	151,996
4.40%, 06/01/43 (a)	75,000	62,744
3.95%, 10/01/46 (a)	150,000	116,166
4.40%, 05/30/47 (a)	100,000	81,462
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	195,582
4.05%, 03/15/32 (a)	150,000	132,112
4.15%, 06/01/49 (a)	100,000	72,982
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	69,293
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	76,976
		5,929,647
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,205
3.75%, 09/01/28 (a)	240,000	231,278
3.45%, 06/01/29 (a)	300,000	276,174
2.30%, 06/01/31 (a)	200,000	165,332
3.75%, 09/01/47 (a)	400,000	317,200
4.15%, 06/01/49 (a)	150,000	126,719
3.45%, 05/01/50 (a)	100,000	74,657
3.25%, 06/01/51 (a)	200,000	146,584
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	90,584
2.70%, 04/15/30 (a)	100,000	84,608
2.40%, 05/01/31 (a)	200,000	161,880
4.28%, 05/01/49 (a)	100,000	81,540
3.35%, 04/15/50 (a)	100,000	69,407
5.30%, 05/01/52 (a)	100,000	96,092
		2,068,260
		82,999,500
Total Corporates (Cost $1,175,084,258)		1,013,811,565

TREASURIES 40.5% OF NET ASSETS
Bonds
7.50%, 11/15/24	800,000	847,516
7.63%, 02/15/25	550,000	587,920
6.88%, 08/15/25	500,000	533,984
6.00%, 02/15/26	1,310,800	1,386,427
6.75%, 08/15/26	750,000	820,605
6.50%, 11/15/26	955,300	1,042,695
6.63%, 02/15/27	696,400	767,183
6.38%, 08/15/27	743,300	821,376
6.13%, 11/15/27	1,509,500	1,664,165
5.50%, 08/15/28	280,000	303,188
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 11/15/28	1,588,100	1,703,920
5.25%, 02/15/29	795,300	855,848
6.13%, 08/15/29	900,000	1,022,063
6.25%, 05/15/30	450,000	522,527
5.38%, 02/15/31	1,460,000	1,630,295
2.75%, 08/15/32	22,750,000	21,086,406
4.50%, 02/15/36	4,458,700	4,862,770
4.75%, 02/15/37	1,985,000	2,219,013
5.00%, 05/15/37	2,120,000	2,422,266
4.38%, 02/15/38	927,600	996,155
4.50%, 05/15/38	710,000	772,680
3.50%, 02/15/39	1,755,300	1,690,848
4.25%, 05/15/39	1,629,500	1,718,741
4.50%, 08/15/39	2,123,300	2,306,269
4.38%, 11/15/39	2,675,900	2,858,823
4.63%, 02/15/40	2,548,600	2,805,849
1.13%, 05/15/40	6,650,000	4,261,195
4.38%, 05/15/40	2,777,000	2,960,976
1.13%, 08/15/40	8,100,000	5,151,094
3.88%, 08/15/40	2,609,100	2,604,412
1.38%, 11/15/40	9,000,000	5,975,156
4.25%, 11/15/40	2,573,600	2,694,841
1.88%, 02/15/41	10,700,000	7,740,781
4.75%, 02/15/41	1,900,000	2,117,461
2.25%, 05/15/41	9,100,000	7,001,312
4.38%, 05/15/41	2,313,700	2,458,126
1.75%, 08/15/41	11,200,000	7,819,875
3.75%, 08/15/41	2,103,600	2,048,216
2.00%, 11/15/41	10,000,000	7,291,406
3.13%, 11/15/41	2,381,600	2,108,832
2.38%, 02/15/42	8,200,000	6,387,031
3.13%, 02/15/42	2,430,900	2,150,207
3.00%, 05/15/42	2,505,300	2,162,974
2.75%, 08/15/42	2,668,100	2,199,723
3.38%, 08/15/42	6,700,000	6,135,211
2.75%, 11/15/42	3,610,800	2,968,755
4.00%, 11/15/42	2,700,000	2,713,500
3.13%, 02/15/43	3,982,900	3,480,992
2.88%, 05/15/43	5,272,800	4,413,086
3.63%, 08/15/43	3,942,900	3,719,572
3.75%, 11/15/43	3,602,900	3,459,910
3.63%, 02/15/44	4,562,900	4,294,117
3.38%, 05/15/44	2,593,600	2,340,521
3.13%, 08/15/44	4,938,200	4,269,614
3.00%, 11/15/44	4,153,600	3,512,713
2.50%, 02/15/45	5,307,000	4,096,341
3.00%, 05/15/45	2,568,600	2,165,651
2.88%, 08/15/45	3,388,200	2,791,559
3.00%, 11/15/45	1,918,600	1,615,971
2.50%, 05/15/46	10,267,800	7,856,471
2.25%, 08/15/46	15,895,800	11,548,050
2.88%, 11/15/46	2,948,900	2,425,701
2.75%, 08/15/47	15,075,000	12,097,687
2.75%, 11/15/47	15,950,000	12,803,613
2.25%, 08/15/49	17,800,000	12,938,375
2.00%, 02/15/50	19,020,000	13,000,467
1.25%, 05/15/50	30,300,000	16,913,555
1.63%, 11/15/50	24,500,000	15,138,320
1.88%, 02/15/51	27,100,000	17,875,414
2.25%, 02/15/52	20,600,000	14,891,547
3.00%, 08/15/52	20,450,000	17,527,887
4.00%, 11/15/52	4,000,000	4,161,875
Notes
0.75%, 12/31/23	4,000,000	3,833,203
0.13%, 01/15/24	9,000,000	8,557,559
0.88%, 01/31/24	11,000,000	10,530,996
2.25%, 01/31/24	5,024,500	4,889,859
2.50%, 01/31/24	6,000,000	5,852,578
0.13%, 02/15/24	11,000,000	10,418,418

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 02/15/24	9,750,000	9,531,768
1.50%, 02/29/24	9,500,000	9,141,895
2.13%, 02/29/24	4,964,100	4,812,753
2.38%, 02/29/24	4,700,000	4,573,229
0.25%, 03/15/24	11,000,000	10,401,231
2.13%, 03/31/24	8,254,400	7,989,356
2.25%, 03/31/24	10,000,000	9,693,945
0.38%, 04/15/24	8,000,000	7,552,031
2.00%, 04/30/24	5,000,000	4,821,875
2.25%, 04/30/24	7,050,000	6,821,839
2.50%, 04/30/24	12,000,000	11,655,000
0.25%, 05/15/24	9,500,000	8,921,094
2.50%, 05/15/24	10,757,600	10,441,175
2.00%, 05/31/24	8,100,000	7,797,041
2.50%, 05/31/24	8,500,000	8,244,336
0.25%, 06/15/24	9,500,000	8,893,633
1.75%, 06/30/24	6,600,000	6,323,367
2.00%, 06/30/24	4,750,000	4,567,329
3.00%, 06/30/24	9,500,000	9,275,859
0.38%, 07/15/24	9,000,000	8,423,613
1.75%, 07/31/24	7,100,000	6,786,186
2.13%, 07/31/24	4,500,000	4,327,559
3.00%, 07/31/24	9,000,000	8,786,777
0.38%, 08/15/24	10,000,000	9,329,883
2.38%, 08/15/24	11,426,900	11,028,521
1.25%, 08/31/24	5,600,000	5,297,906
1.88%, 08/31/24	4,165,000	3,982,049
3.25%, 08/31/24	8,000,000	7,840,000
0.38%, 09/15/24	10,000,000	9,308,398
1.50%, 09/30/24	5,800,000	5,503,430
2.13%, 09/30/24	3,750,000	3,600,879
4.25%, 09/30/24	8,000,000	7,977,188
0.63%, 10/15/24	9,500,000	8,862,647
1.50%, 10/31/24	5,300,000	5,023,613
2.25%, 10/31/24	3,900,000	3,749,408
4.38%, 10/31/24	9,000,000	9,000,352
0.75%, 11/15/24	6,000,000	5,595,117
2.25%, 11/15/24	11,426,900	10,975,404
1.50%, 11/30/24	6,210,000	5,872,695
2.13%, 11/30/24	3,800,000	3,640,355
4.50%, 11/30/24	8,000,000	8,025,781
1.00%, 12/15/24	10,000,000	9,354,297
1.75%, 12/31/24	5,500,000	5,222,852
2.25%, 12/31/24	4,100,000	3,932,477
1.13%, 01/15/25	9,700,000	9,076,320
1.38%, 01/31/25	5,100,000	4,795,992
2.50%, 01/31/25	4,500,000	4,333,008
1.50%, 02/15/25	9,000,000	8,471,250
2.00%, 02/15/25	8,798,900	8,375,453
1.13%, 02/28/25	4,450,000	4,153,449
2.75%, 02/28/25	4,450,000	4,306,592
1.75%, 03/15/25	8,500,000	8,040,469
0.50%, 03/31/25	6,100,000	5,605,090
2.63%, 03/31/25	2,200,000	2,124,461
2.63%, 04/15/25	8,000,000	7,709,375
0.38%, 04/30/25	6,000,000	5,478,281
2.88%, 04/30/25	3,500,000	3,391,855
2.13%, 05/15/25	7,721,600	7,348,490
2.75%, 05/15/25	7,000,000	6,763,750
0.25%, 05/31/25	6,400,000	5,807,750
2.88%, 05/31/25	3,600,000	3,487,781
2.88%, 06/15/25	6,200,000	6,009,398
0.25%, 06/30/25	6,000,000	5,440,781
2.75%, 06/30/25	2,350,000	2,271,789
3.00%, 07/15/25	6,000,000	5,828,203
0.25%, 07/31/25	5,100,000	4,606,535
2.88%, 07/31/25	3,500,000	3,390,215
2.00%, 08/15/25	6,107,400	5,773,879
3.13%, 08/15/25	6,300,000	6,137,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 08/31/25	3,900,000	3,510,152
2.75%, 08/31/25	2,400,000	2,314,688
3.50%, 09/15/25	6,000,000	5,905,078
0.25%, 09/30/25	7,900,000	7,109,074
3.00%, 09/30/25	3,400,000	3,301,055
4.25%, 10/15/25	7,000,000	7,027,891
0.25%, 10/31/25	8,900,000	7,978,711
3.00%, 10/31/25	3,100,000	3,007,848
2.25%, 11/15/25	10,580,200	10,045,817
4.50%, 11/15/25	8,000,000	8,091,875
0.38%, 11/30/25	5,000,000	4,482,422
2.88%, 11/30/25	4,000,000	3,866,719
0.38%, 12/31/25	9,300,000	8,328,586
2.63%, 12/31/25	4,100,000	3,932,156
0.38%, 01/31/26	9,400,000	8,384,727
2.63%, 01/31/26	4,400,000	4,216,266
1.63%, 02/15/26	9,545,800	8,852,611
0.50%, 02/28/26	10,600,000	9,466,297
2.50%, 02/28/26	4,500,000	4,289,941
0.75%, 03/31/26	10,200,000	9,176,016
2.25%, 03/31/26	5,100,000	4,823,684
0.75%, 04/30/26	10,000,000	8,964,453
2.38%, 04/30/26	3,500,000	3,318,438
1.63%, 05/15/26	9,424,500	8,700,728
0.75%, 05/31/26	10,000,000	8,942,969
2.13%, 05/31/26	4,700,000	4,413,594
0.88%, 06/30/26	8,400,000	7,531,453
1.88%, 06/30/26	4,450,000	4,140,412
0.63%, 07/31/26	9,500,000	8,420,117
1.88%, 07/31/26	4,200,000	3,900,914
1.50%, 08/15/26	9,971,600	9,124,403
0.75%, 08/31/26	11,000,000	9,772,812
1.38%, 08/31/26	4,100,000	3,731,641
0.88%, 09/30/26	10,000,000	8,910,156
1.63%, 09/30/26	2,500,000	2,295,703
1.13%, 10/31/26	9,200,000	8,264,547
1.63%, 10/31/26	3,800,000	3,482,195
2.00%, 11/15/26	8,973,900	8,336,262
1.25%, 11/30/26	10,100,000	9,104,598
1.63%, 11/30/26	3,700,000	3,385,934
1.25%, 12/31/26	9,900,000	8,906,520
1.75%, 12/31/26	3,800,000	3,492,883
1.50%, 01/31/27	13,200,000	11,982,609
2.25%, 02/15/27	8,442,600	7,900,097
1.13%, 02/28/27	3,300,000	2,946,281
1.88%, 02/28/27	9,000,000	8,292,656
0.63%, 03/31/27	3,650,000	3,178,637
2.50%, 03/31/27	9,100,000	8,598,078
0.50%, 04/30/27	4,000,000	3,459,844
2.75%, 04/30/27	9,000,000	8,590,078
2.38%, 05/15/27	9,500,000	8,914,414
0.50%, 05/31/27	4,300,000	3,706,063
2.63%, 05/31/27	7,000,000	6,646,719
0.50%, 06/30/27	4,100,000	3,526,000
3.25%, 06/30/27	9,200,000	8,964,609
0.38%, 07/31/27	6,500,000	5,545,820
2.75%, 07/31/27	7,000,000	6,672,422
2.25%, 08/15/27	5,842,000	5,442,416
0.50%, 08/31/27	5,600,000	4,791,063
3.13%, 08/31/27	7,500,000	7,274,121
0.38%, 09/30/27	7,200,000	6,109,594
4.13%, 09/30/27	7,300,000	7,392,391
0.50%, 10/31/27	8,950,000	7,621,834
4.13%, 10/31/27	7,500,000	7,599,316
2.25%, 11/15/27	8,500,000	7,891,719
0.63%, 11/30/27	9,100,000	7,779,789
3.88%, 11/30/27	9,000,000	9,036,914
0.63%, 12/31/27	10,900,000	9,299,062
0.75%, 01/31/28	11,100,000	9,511,312

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 02/15/28	10,850,000	10,291,395
1.13%, 02/29/28	10,900,000	9,515,785
1.25%, 03/31/28	10,000,000	8,770,312
1.25%, 04/30/28	10,500,000	9,192,832
2.88%, 05/15/28	12,350,000	11,767,717
1.25%, 05/31/28	10,800,000	9,436,078
1.25%, 06/30/28	9,900,000	8,631,949
1.00%, 07/31/28	10,200,000	8,748,492
2.88%, 08/15/28	11,550,000	10,989,193
1.13%, 08/31/28	10,400,000	8,972,438
1.25%, 09/30/28	9,800,000	8,500,734
1.38%, 10/31/28	9,600,000	8,373,000
3.13%, 11/15/28	10,750,000	10,354,014
1.50%, 11/30/28	10,000,000	8,773,437
1.38%, 12/31/28	8,500,000	7,405,957
1.75%, 01/31/29	6,900,000	6,131,027
2.63%, 02/15/29	8,650,000	8,092,143
1.88%, 02/28/29	4,600,000	4,119,156
2.38%, 03/31/29	5,500,000	5,064,082
2.88%, 04/30/29	6,000,000	5,689,219
2.38%, 05/15/29	4,550,000	4,188,844
2.75%, 05/31/29	5,100,000	4,798,383
3.25%, 06/30/29	4,000,000	3,876,875
2.63%, 07/31/29	4,900,000	4,574,227
1.63%, 08/15/29	7,350,000	6,458,238
3.13%, 08/31/29	4,000,000	3,850,625
3.88%, 09/30/29	4,300,000	4,332,922
4.00%, 10/31/29	7,000,000	7,111,016
1.75%, 11/15/29	4,800,000	4,255,875
3.88%, 11/30/29	7,000,000	7,062,891
1.50%, 02/15/30	10,900,000	9,419,984
0.63%, 05/15/30	15,105,000	12,145,364
0.63%, 08/15/30	19,400,000	15,504,844
0.88%, 11/15/30	19,950,000	16,220,285
1.13%, 02/15/31	18,300,000	15,171,844
1.63%, 05/15/31	18,850,000	16,130,004
1.25%, 08/15/31	21,050,000	17,344,871
1.38%, 11/15/31	19,500,000	16,143,867
1.88%, 02/15/32	19,950,000	17,195,965
2.88%, 05/15/32	18,750,000	17,585,449
4.13%, 11/15/32	8,000,000	8,316,875
3.25%, 05/15/42	7,800,000	7,009,641
Total Treasuries (Cost $1,842,178,182)		1,691,700,424

GOVERNMENT RELATED 5.2% OF NET ASSETS

Agency 2.0%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	250,000	248,745
1.50%, 02/12/25	350,000	329,550
0.38%, 09/17/25	500,000	449,440
0.50%, 02/02/26	500,000	444,525
		1,472,260
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	243,800
3.00%, 05/25/27	550,000	527,560
		771,360
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.3%
FMS Wertmanagement
2.75%, 03/06/23 (h)	200,000	199,142
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/23 (h)	500,000	480,980
2.63%, 02/28/24 (h)	950,000	927,646
0.25%, 03/08/24 (h)	1,000,000	947,030
1.38%, 08/05/24 (h)	550,000	522,307
0.50%, 09/20/24 (h)	1,000,000	931,750
2.50%, 11/20/24 (h)	1,030,000	991,880
1.25%, 01/31/25 (h)	750,000	703,267
2.00%, 05/02/25 (h)	450,000	427,180
3.13%, 06/10/25 (h)	250,000	243,590
0.38%, 07/18/25 (h)	1,250,000	1,131,925
0.63%, 01/22/26 (h)	1,000,000	896,900
1.00%, 10/01/26 (h)	650,000	579,423
3.00%, 05/20/27 (h)	950,000	913,862
2.88%, 04/03/28 (h)	750,000	711,682
1.75%, 09/14/29 (h)	400,000	351,068
0.75%, 09/30/30 (h)	400,000	317,756
0.00%, 04/18/36 (h)(i)	300,000	176,595
0.00%, 06/29/37 (h)(i)	450,000	252,410
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	300,000	286,221
0.50%, 05/27/25 (h)	300,000	273,714
2.38%, 06/10/25 (h)	500,000	477,760
0.88%, 03/30/26 (h)	250,000	224,458
1.75%, 07/27/26 (h)	250,000	229,523
2.50%, 11/15/27 (h)	250,000	233,373
0.88%, 09/03/30 (h)	500,000	400,120
		13,831,562
Japan 0.2%
Japan Bank for International Cooperation
0.38%, 09/15/23	250,000	241,310
3.38%, 10/31/23	250,000	246,648
2.50%, 05/23/24	750,000	725,902
3.00%, 05/29/24	200,000	194,780
1.75%, 10/17/24	200,000	189,246
2.50%, 05/28/25	250,000	237,905
0.63%, 07/15/25	500,000	451,890
2.75%, 01/21/26	200,000	189,544
2.38%, 04/20/26	500,000	466,150
1.88%, 07/21/26	400,000	364,488
2.25%, 11/04/26	300,000	275,340
2.88%, 06/01/27	200,000	187,962
2.88%, 07/21/27	200,000	187,672
2.75%, 11/16/27	450,000	417,029
3.25%, 07/20/28	200,000	188,408
3.50%, 10/31/28	200,000	190,482
2.13%, 02/16/29	250,000	219,395
2.00%, 10/17/29	200,000	171,850
1.25%, 01/21/31	250,000	197,545
1.88%, 04/15/31	700,000	578,543
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	182,974
2.75%, 04/27/27	200,000	186,898
1.00%, 07/22/30	380,000	297,821
		6,589,782
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	150,000	146,619
3.70%, 03/01/24	193,000	191,134
2.88%, 04/06/25 (a)	250,000	240,640
1.75%, 01/22/26 (a)	200,000	183,844

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/06/27 (a)	200,000	187,996
3.63%, 09/10/28 (a)	300,000	287,931
3.13%, 04/06/30 (a)	250,000	228,322
2.38%, 05/22/30 (a)	300,000	259,104
3.63%, 04/06/40 (a)	100,000	84,647
5.10%, 08/17/40	114,000	114,836
4.25%, 11/23/41	100,000	91,072
3.95%, 05/15/43	150,000	129,951
4.80%, 11/08/43	100,000	96,938
3.25%, 11/18/49 (a)	300,000	226,890
3.70%, 04/06/50 (a)	250,000	207,242
		2,677,166
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	495,295
2.38%, 06/25/24	200,000	192,514
2.88%, 01/21/25	400,000	382,908
0.75%, 09/21/25	750,000	666,675
3.25%, 11/10/25	750,000	713,790
1.63%, 01/18/27	250,000	220,905
1.25%, 09/21/30	500,000	388,390
2.50%, 06/29/41	200,000	141,924
The Korea Development Bank
3.75%, 01/22/24	500,000	493,925
2.13%, 10/01/24	250,000	238,027
3.00%, 01/13/26	200,000	191,044
2.00%, 10/25/31	250,000	201,485
		4,326,882
Sweden 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	200,000	192,614
0.50%, 11/10/23	250,000	239,925
1.75%, 12/12/23	250,000	242,235
0.38%, 07/30/24	200,000	186,560
0.63%, 10/07/24	300,000	279,051
0.63%, 05/14/25	275,000	251,174
0.50%, 08/26/25	150,000	135,113
2.25%, 03/22/27	250,000	231,695
		1,758,367
		31,427,379
U.S. 1.2%
Fannie Mae
2.50%, 02/05/24	1,300,000	1,269,281
1.75%, 07/02/24	1,000,000	958,200
2.63%, 09/06/24	1,830,000	1,775,210
1.63%, 01/07/25	3,500,000	3,305,715
0.63%, 04/22/25	1,000,000	915,810
0.50%, 06/17/25	2,000,000	1,823,340
2.13%, 04/24/26	1,000,000	938,880
1.88%, 09/24/26	1,000,000	924,930
6.03%, 10/08/27	164,000	178,799
6.63%, 11/15/30	2,180,000	2,567,604
5.63%, 07/15/37	500,000	564,275
Federal Farm Credit Banks Funding Corp.
0.50%, 12/01/23	1,000,000	958,930
0.25%, 02/26/24	800,000	758,712
0.88%, 11/18/24	1,000,000	932,310
4.50%, 11/18/24	2,000,000	1,999,840
Federal Home Loan Bank
0.63%, 12/22/23	1,000,000	959,670
2.50%, 02/13/24	1,300,000	1,269,203
2.13%, 02/28/24	1,000,000	970,180
4.75%, 03/08/24	1,000,000	1,000,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 08/15/24	4,000,000	3,808,800
0.50%, 04/14/25	1,000,000	916,350
0.88%, 06/12/26	500,000	446,880
3.25%, 11/16/28	2,850,000	2,757,916
5.50%, 07/15/36	330,000	367,300
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	1,000,000	956,240
0.38%, 09/23/25	2,000,000	1,800,120
Federal National Mortgage Association
0.38%, 08/25/25	1,500,000	1,355,145
0.50%, 11/07/25	3,000,000	2,699,730
0.75%, 10/08/27	500,000	432,485
0.88%, 08/05/30	2,000,000	1,594,780
Freddie Mac
1.50%, 02/12/25	4,000,000	3,763,200
0.38%, 07/21/25	3,000,000	2,718,960
6.75%, 03/15/31	200,000	237,970
6.25%, 07/15/32	1,100,000	1,289,585
Tennessee Valley Authority
2.88%, 09/15/24	500,000	485,140
4.65%, 06/15/35	655,000	663,581
4.63%, 09/15/60	150,000	144,642
		50,510,123
		81,937,502

Local Authority 0.9%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	350,000	368,417
8.50%, 12/01/29	100,000	124,120
Province of Alberta
3.35%, 11/01/23	359,000	354,416
2.95%, 01/23/24	250,000	245,170
1.88%, 11/13/24	450,000	427,603
1.00%, 05/20/25	400,000	368,884
3.30%, 03/15/28	200,000	191,324
1.35%, 05/28/30	250,000	205,125
1.30%, 07/22/30	450,000	365,485
Province of British Columbia
1.75%, 09/27/24	400,000	380,644
2.25%, 06/02/26	150,000	140,231
0.90%, 07/20/26	300,000	266,430
1.30%, 01/29/31	500,000	404,810
Province of Manitoba
3.05%, 05/14/24	224,000	219,027
2.13%, 06/22/26	230,000	212,400
1.50%, 10/25/28	150,000	128,772
Province of New Brunswick
3.63%, 02/24/28	150,000	145,862
Province of Ontario
3.05%, 01/29/24	500,000	490,900
3.20%, 05/16/24	200,000	195,882
0.63%, 01/21/26	250,000	222,765
1.05%, 04/14/26	500,000	448,830
2.50%, 04/27/26	200,000	188,086
2.30%, 06/15/26	200,000	186,406
1.05%, 05/21/27	450,000	392,931
2.00%, 10/02/29	200,000	174,358
1.13%, 10/07/30	500,000	398,940
1.60%, 02/25/31	250,000	205,250
1.90%, 04/21/31	250,000	210,788
1.80%, 10/14/31	500,000	411,205

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Quebec
2.50%, 04/09/24	150,000	145,790
2.88%, 10/16/24	300,000	291,003
1.50%, 02/11/25	350,000	329,318
0.60%, 07/23/25	500,000	454,160
2.50%, 04/20/26	450,000	424,849
2.75%, 04/12/27	200,000	188,968
7.50%, 09/15/29	421,000	500,076
Province of Saskatchewan Canada
3.25%, 06/08/27	200,000	192,490
		10,601,715
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	95,000	101,806
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	319,845
Bay Area Toll Authority
2.57%, 04/01/31	200,000	174,974
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	464,434
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	287,237
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	194,754
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,105,748
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	512,751
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	616,214
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	248,782
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	42,831
TXBL-REF-SER B
2.98%, 11/01/51 (a)	200,000	139,519
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	113,816
Series C
4.47%, 01/01/49	150,000	133,102
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	750,000	848,464
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	96,113
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	103,203
City of New York
6.27%, 12/01/37	200,000	223,645
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	91,192
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	208,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of San Francisco CA Public Utilities Commission
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	72,178
Series A
3.30%, 11/01/39 (a)	150,000	120,712
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	179,001
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	104,431
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	131,836
Series D
2.66%, 09/01/39	143,092	113,608
Series D
2.81%, 09/01/43	100,000	73,324
Series H
2.90%, 09/01/49	100,000	69,468
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	105,403
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	267,215
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	179,302
County of Miami-Dade FL Water & Sewer System
Series C
3.49%, 10/01/42 (a)	100,000	81,584
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	156,567
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	105,371
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	175,590
Series A
2.99%, 11/01/38	100,000	81,194
Series C
3.09%, 11/01/40 (a)	250,000	192,354
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	87,230
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	366,465
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	73,651
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	101,506
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	112,176
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	110,000	113,252
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,483,680

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	108,472
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	490,000	477,088
Series B
4.53%, 01/01/35	300,000	292,077
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	94,634
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	233,326
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	199,620
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	108,180
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	236,826
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	264,029
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	563,667
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	107,537
RB Series D
3.20%, 07/01/50	150,000	98,688
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	405,815
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	125,629
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	245,019
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	355,968
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	158,040
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	184,586
Municipal Electric Authority of Georgia
7.06%, 04/01/57	297,000	298,822
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	144,000	153,222
RB (Build America Bonds) Series A
6.64%, 04/01/57	144,000	154,178
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	270,179
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	334,590
RB Series 2019B
4.13%, 06/15/42	200,000	159,940
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	440,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	428,987
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	208,188
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	136,934
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	280,632
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	111,345
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	52,079
RB Series 2009F
5.63%, 03/15/39	100,000	103,909
Series B
3.14%, 07/01/43	220,000	171,839
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	104,240
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	179,793
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	447,128
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	244,273
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	391,062
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	159,720
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	106,661
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	193,771
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	398,013
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	98,146
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	160,559
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	66,882
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	116,601
6.58%, 05/15/49	75,000	86,162
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	56,329
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	68,498
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,304
RB Series B
3.82%, 01/01/48	150,000	118,862
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	114,317

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	112,535
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	85,720
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	104,159
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	300,000	270,105
Series A
1.71%, 07/01/27	400,000	345,687
Series A
2.15%, 07/01/30	600,000	487,750
State of California
2.38%, 10/01/26	175,000	161,971
7.63%, 03/01/40	300,000	384,171
GO Bonds
7.60%, 11/01/40	300,000	392,985
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	92,857	97,829
State of Washington
5.14%, 08/01/40	100,000	101,191
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	617,340
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	114,315
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	276,020
The Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	301,989
Series A
3.80%, 12/01/46	100,000	85,119
The Pennsylvania State University
2.84%, 09/01/50	150,000	101,133
University of California
0.88%, 05/15/25 (a)	500,000	451,414
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	539,269
RB Series 2013AJ
4.60%, 05/15/31	100,000	98,129
RB Series 2015AQ
4.77%, 05/15/15	150,000	126,603
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	168,471
RB Series AD
4.86%, 05/15/12	100,000	85,935
RB Series BG
1.61%, 05/15/30 (a)	250,000	201,021
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	179,714
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	63,103
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	242,174
Series C
4.18%, 09/01/17 (a)	100,000	76,311
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	172,803
		27,706,916
		38,308,631

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	616,057
0.75%, 05/19/26	250,000	223,295
		839,352
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	194,860
3.13%, 01/21/26	200,000	191,162
3.24%, 02/06/28 (a)	450,000	424,008
2.45%, 01/31/31 (a)	300,000	255,231
2.55%, 01/27/32 (a)	200,000	168,952
2.55%, 07/27/33 (a)	500,000	402,825
3.10%, 05/07/41 (a)	550,000	408,771
4.34%, 03/07/42 (a)	250,000	215,705
3.63%, 10/30/42	150,000	117,615
3.86%, 06/21/47	200,000	160,236
3.50%, 01/25/50 (a)	500,000	373,105
4.00%, 01/31/52 (a)	200,000	159,348
3.10%, 01/22/61 (a)	450,000	291,429
3.25%, 09/21/71 (a)	200,000	128,092
		3,491,339
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	300,000	301,299
5.38%, 03/25/24	300,000	301,068
7.63%, 03/29/41	250,000	273,993
		876,360
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	150,035
3.50%, 01/11/28	200,000	190,784
4.10%, 04/24/28	250,000	245,410
4.75%, 02/11/29	200,000	201,024
3.40%, 09/18/29	450,000	414,981
2.85%, 02/14/30	400,000	361,564
3.85%, 10/15/30	300,000	283,473
4.35%, 01/11/48	400,000	345,008
5.35%, 02/11/49	200,000	193,656
3.70%, 10/30/49	300,000	232,323
3.50%, 02/14/50	200,000	150,912
4.20%, 10/15/50	250,000	209,887
3.05%, 03/12/51	400,000	288,028
4.45%, 04/15/70	200,000	168,926
3.35%, 03/12/71	200,000	137,566
		3,573,577

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	200,000	190,128
3.25%, 01/17/28	200,000	191,042
2.75%, 07/03/30	350,000	318,979
4.50%, 01/30/43	300,000	277,656
4.13%, 01/17/48	200,000	175,506
3.88%, 07/03/50	300,000	252,258
4.50%, 04/03/20	200,000	172,110
State of Israel
2.50%, 01/15/30	200,000	179,284
3.38%, 01/15/50	350,000	269,385
		2,026,348
Italy 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	250,000	233,188
2.38%, 10/17/24	350,000	329,280
1.25%, 02/17/26	500,000	435,445
2.88%, 10/17/29	475,000	398,264
5.38%, 06/15/33	250,000	245,547
4.00%, 10/17/49	550,000	402,094
3.88%, 05/06/51	500,000	343,740
		2,387,558
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25 (a)	200,000	198,338
4.13%, 01/21/26	288,000	281,935
4.15%, 03/28/27	500,000	492,645
3.75%, 01/11/28	400,000	382,112
4.50%, 04/22/29	600,000	585,678
3.25%, 04/16/30 (a)	500,000	447,735
2.66%, 05/24/31 (a)	400,000	334,056
8.30%, 08/15/31	150,000	176,043
4.75%, 04/27/32 (a)	700,000	678,048
4.88%, 05/19/33 (a)	200,000	189,288
6.75%, 09/27/34	362,000	389,342
6.05%, 01/11/40	700,000	706,496
4.28%, 08/14/41 (a)	400,000	325,548
4.75%, 03/08/44	950,000	806,483
5.55%, 01/21/45	550,000	516,367
4.60%, 01/23/46	450,000	369,180
4.35%, 01/15/47	300,000	237,468
4.60%, 02/10/48	400,000	325,968
4.50%, 01/31/50 (a)	475,000	381,658
5.00%, 04/27/51 (a)	450,000	384,547
4.40%, 02/12/52 (a)	250,000	193,783
3.77%, 05/24/61 (a)	600,000	407,052
5.75%, 10/12/10	420,000	366,635
		9,176,405
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	197,428
3.75%, 03/16/25 (a)	300,000	293,055
8.88%, 09/30/27	250,000	292,315
3.88%, 03/17/28 (a)	200,000	190,684
9.38%, 04/01/29	100,000	120,202
3.16%, 01/23/30 (a)	200,000	174,806
2.25%, 09/29/32 (a)	1,000,000	760,410
6.70%, 01/26/36	131,000	140,135
4.50%, 05/15/47	250,000	197,733
4.50%, 04/16/50 (a)	400,000	311,416
4.30%, 04/29/53	200,000	149,934
4.50%, 04/01/56 (a)	550,000	413,077
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.87%, 07/23/60 (a)	650,000	437,196
4.50%, 01/19/63 (a)	250,000	183,853
		3,862,244
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	264,995
2.39%, 01/23/26 (a)	200,000	186,326
4.13%, 08/25/27	250,000	244,470
2.84%, 06/20/30	150,000	129,732
2.78%, 01/23/31 (a)	600,000	509,046
1.86%, 12/01/32 (a)	300,000	226,287
8.75%, 11/21/33	450,000	560,763
3.00%, 01/15/34 (a)	200,000	163,810
6.55%, 03/14/37	300,000	323,334
3.30%, 03/11/41 (a)	250,000	187,788
5.63%, 11/18/50	395,000	396,813
3.55%, 03/10/51 (a)	350,000	257,369
2.78%, 12/01/60 (a)	250,000	151,365
3.60%, 01/15/72 (a)	200,000	135,124
3.23%, 07/28/21 (a)	200,000	121,848
		3,859,070
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	397,620
10.63%, 03/16/25	300,000	339,276
5.50%, 03/30/26	200,000	205,478
3.00%, 02/01/28	400,000	372,312
3.75%, 01/14/29	400,000	382,996
9.50%, 02/02/30	250,000	313,937
2.46%, 05/05/30	200,000	173,614
7.75%, 01/14/31	350,000	413,224
1.95%, 01/06/32	200,000	163,096
6.38%, 01/15/32	300,000	328,860
6.38%, 10/23/34	600,000	661,428
3.95%, 01/20/40	600,000	510,444
3.70%, 03/01/41	550,000	451,891
3.70%, 02/02/42	400,000	328,036
2.95%, 05/05/45	200,000	145,866
3.20%, 07/06/46	500,000	370,550
		5,558,628
Poland 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	450,000	445,968
3.25%, 04/06/26	450,000	432,454
		878,422
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25	232,000	236,777
2.75%, 01/19/27	250,000	236,437
3.50%, 09/20/28	200,000	192,672
2.50%, 06/19/29	200,000	182,736
1.75%, 10/15/31	200,000	166,720
4.13%, 06/10/44	200,000	189,746
		1,205,088
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	75,333	75,471
4.38%, 10/27/27	300,000	304,320
4.38%, 01/23/31 (a)	350,000	350,672
7.63%, 03/21/36	250,000	318,720

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 11/20/45	150,000	139,884
5.10%, 06/18/50	750,000	747,555
4.98%, 04/20/55	400,000	388,752
		2,325,374
		40,059,765

Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	250,000	224,273
0.88%, 07/22/26	500,000	444,215
4.38%, 11/03/27	500,000	507,125
Asian Development Bank
0.25%, 07/14/23	750,000	729,772
0.25%, 10/06/23	500,000	481,690
2.63%, 01/30/24	450,000	439,987
0.38%, 06/11/24	750,000	704,355
1.50%, 10/18/24	400,000	378,856
2.00%, 01/22/25	851,000	811,386
0.63%, 04/29/25	400,000	367,320
0.38%, 09/03/25	1,000,000	901,330
0.50%, 02/04/26	750,000	668,490
1.00%, 04/14/26	1,000,000	901,200
2.00%, 04/24/26	500,000	465,925
2.63%, 01/12/27	500,000	474,360
3.13%, 08/20/27	500,000	481,880
2.50%, 11/02/27	500,000	467,050
2.75%, 01/19/28	200,000	188,718
5.82%, 06/16/28	250,000	271,748
1.88%, 03/15/29	300,000	266,124
1.75%, 09/19/29	250,000	218,003
1.88%, 01/24/30	400,000	349,408
0.75%, 10/08/30	750,000	593,085
1.50%, 03/04/31	500,000	417,545
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	273,411
2.25%, 02/08/27	400,000	360,752
Council of Europe Development Bank
2.63%, 02/13/23	250,000	249,028
0.25%, 06/10/23	150,000	146,496
0.25%, 10/20/23	200,000	192,298
1.38%, 02/27/25	150,000	140,960
0.88%, 09/22/26	250,000	221,308
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	237,693
0.50%, 05/19/25	350,000	319,659
0.50%, 11/25/25	500,000	448,720
0.50%, 01/28/26	500,000	446,015
European Investment Bank
2.50%, 03/15/23	850,000	845,095
3.13%, 12/14/23	750,000	738,615
3.25%, 01/29/24	1,000,000	985,060
2.63%, 03/15/24	500,000	488,250
2.25%, 06/24/24	500,000	483,665
2.50%, 10/15/24	400,000	386,488
1.88%, 02/10/25	450,000	427,788
1.63%, 03/14/25	700,000	660,541
0.63%, 07/25/25	1,000,000	912,000
0.38%, 12/15/25	1,000,000	893,450
0.38%, 03/26/26	500,000	442,455
2.13%, 04/13/26	500,000	468,860
0.75%, 10/26/26	500,000	441,120
1.38%, 03/15/27	750,000	675,300
2.38%, 05/24/27	450,000	422,100
1.63%, 10/09/29	350,000	304,248
0.88%, 05/17/30	170,000	137,809
0.75%, 09/23/30	500,000	398,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 02/14/31 (f)	500,000	413,155
1.63%, 05/13/31	250,000	212,025
4.88%, 02/15/36	500,000	545,820
Inter-American Development Bank
3.00%, 10/04/23	200,000	197,226
0.25%, 11/15/23	1,250,000	1,198,900
2.63%, 01/16/24	500,000	489,410
3.00%, 02/21/24	1,000,000	981,250
0.50%, 09/23/24	250,000	232,873
2.13%, 01/15/25	1,000,000	955,920
1.75%, 03/14/25	500,000	473,040
0.88%, 04/03/25	300,000	277,890
0.63%, 07/15/25	400,000	364,680
0.88%, 04/20/26	250,000	224,445
2.00%, 06/02/26	524,000	487,262
2.00%, 07/23/26	300,000	278,379
2.38%, 07/07/27	350,000	326,701
0.63%, 09/16/27	1,000,000	855,180
1.13%, 07/20/28	500,000	428,730
3.13%, 09/18/28	650,000	621,426
2.25%, 06/18/29	700,000	632,590
1.13%, 01/13/31	750,000	607,845
4.38%, 01/24/44	350,000	354,158
International Bank for Reconstruction & Development
2.50%, 03/19/24	1,150,000	1,119,962
1.50%, 08/28/24	500,000	475,210
2.50%, 11/25/24	600,000	578,172
1.63%, 01/15/25	750,000	709,755
0.75%, 03/11/25	850,000	786,241
0.63%, 04/22/25	1,500,000	1,379,250
0.38%, 07/28/25	1,250,000	1,131,175
2.50%, 07/29/25	1,150,000	1,101,516
0.50%, 10/28/25	1,000,000	900,540
0.88%, 07/15/26	750,000	669,022
1.88%, 10/27/26	200,000	184,050
2.50%, 11/22/27	350,000	327,135
0.75%, 11/24/27	1,000,000	856,570
1.38%, 04/20/28	500,000	437,750
1.13%, 09/13/28	500,000	428,190
1.75%, 10/23/29	450,000	392,512
0.88%, 05/14/30	500,000	403,405
0.75%, 08/26/30	750,000	594,540
1.25%, 02/10/31	750,000	614,947
1.63%, 11/03/31	1,000,000	834,340
2.50%, 03/29/32	750,000	671,632
4.75%, 02/15/35	480,000	509,654
International Finance Corp.
1.38%, 10/16/24	350,000	330,837
0.38%, 07/16/25	450,000	407,781
2.13%, 04/07/26	200,000	187,306
0.75%, 08/27/30	400,000	317,076
Nordic Investment Bank
2.25%, 05/21/24	250,000	241,728
2.63%, 04/04/25	250,000	241,250
0.38%, 09/11/25	450,000	405,085
0.50%, 01/21/26	250,000	223,113
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	963,050
2.25%, 05/16/24	400,000	386,436
0.50%, 05/28/25	500,000	454,630
0.50%, 01/27/26	750,000	664,417
		55,988,331
Total Government Related (Cost $242,524,155)		216,294,229

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 29.8% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2 Class A
3.06%, 04/15/26 (a)	172,000	166,046
Toyota Auto Receivables Owner Trust
Series 2016-A Class A4
1.68%, 05/15/25 (a)	1,030,000	999,003
		1,165,049
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2018-2, Class A
3.01%, 10/15/25 (a)	1,800,000	1,790,329
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	910,092
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/09/24 (a)	600,000	599,837
Discover Card Execution Note Trust
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	300,000	298,799
		3,599,057
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	100,000	94,835
4.26%, 06/01/38	100,000	93,364
4.45%, 12/01/49	200,000	177,080
4.67%, 12/01/53	200,000	182,134
		547,413
		5,311,519

Commercial Mortgage-Backed Security 2.2%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	138,693
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,098,343
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	880,106
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	530,215
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	251,413
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	150,552	139,727
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	422,863
Benchmark Mortgage Trust
Series 2019-B10 Class A4
3.72%, 03/15/62 (a)	5,090,000	4,699,598
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	621,190
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,061,901
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	564,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	857,923
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	223,245
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	402,000	382,470
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	430,000	398,586
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,071,317
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	253,748	243,819
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	2,260,000	2,132,220
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	100,000	93,498
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,249,270
COMM Mortgage Trust
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	250,000	244,140
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	43,537
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	1,148,000	1,092,059
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	475,833
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	330,000	313,350
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	602,000	571,345
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	300,000	284,561
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,405,000	1,338,108
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,164,765
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,886,774
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	38,856	38,437
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(j)	136,212	130,152
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(j)	785,000	730,914
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042, Class A2
2.67%, 12/25/24 (a)	400,000	384,969
Series K047 Class A2
3.33%, 05/25/25 (a)(j)	400,000	386,572
Series K048, Class A2
3.28%, 06/25/25 (a)(j)	1,150,000	1,110,516
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	96,107
Series K054, Class A2
2.75%, 01/25/26 (a)	10,000	9,488
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	563,414
Series K061, Class A2
3.35%, 11/25/26 (a)(j)	2,500,000	2,403,547

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	288,876
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	716,417
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,140,094
Series K070, Class A2
3.30%, 11/25/27 (a)(j)	500,000	478,132
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,910,881
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	866,127
Series K074 Class A1
3.60%, 09/25/27 (a)	71,782	70,167
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,390,012
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,156,269
Series K083, Class A2
4.05%, 09/25/28 (a)(j)	250,000	246,171
Series K085, Class A2
4.06%, 10/25/28 (a)(j)	700,000	687,150
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	96,962
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	1,986,407
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,263,982
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	658,168
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	350,071
Series K733, Class A2
3.75%, 08/25/25 (a)(j)	1,400,000	1,365,066
Series K735, Class A2
2.86%, 05/25/26 (a)	826,370	783,296
Series KS03, Class A4
3.16%, 05/25/25 (a)(j)	150,000	144,810
GS Mortgage Securities Trust
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	219,733
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,593,147
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4 Class A4
3.65%, 12/15/49 (a)(j)	2,034,000	1,902,742
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	196,017
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	659,208	621,988
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,427,658
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class A5
3.72%, 03/15/50 (a)	2,430,000	2,287,643
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	941,117
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	283,700
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.34%, 08/15/46 (a)(j)	350,000	344,863
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	352,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	31,565	31,432
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,223,798
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	47,333
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	378,349
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	230,584
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	804,402
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	184,050
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	600,000	554,562
Wells Fargo Commercial Mortgage Trust
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	113,947	106,578
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(j)	1,409,000	1,393,176
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	246,292	233,321
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	200,000	189,959
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,100,000	1,994,498
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,130,805
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	700,000	674,106
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,251,696
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	252,427	241,529
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	944,688
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	275,805
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,293,135
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	902,238
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	500,000	473,246
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	615,945
Series 2019-C51 Class A4
3.31%, 06/15/52 (a)	1,800,000	1,600,164
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	436,219
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,658,558
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,311,255
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(j)	710,000	700,636
Series 2013-C18 Class A4
3.90%, 12/15/46 (a)	326,462	317,701
		90,298,781

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities Pass-Through 27.5%
Fannie Mae
4.50%, 12/01/24 to 07/01/49 (a)	13,214,238	13,162,220
3.50%, 10/01/25 to 09/01/50 (a)	57,575,125	54,119,699
3.00%, 10/01/26 to 05/01/52 (a)	81,004,130	73,768,768
4.00%, 06/01/27 to 08/01/50 (a)	36,396,032	35,238,113
2.50%, 07/01/27 to 05/01/52 (a)	135,031,175	117,334,927
2.00%, 12/01/27 to 04/01/52 (a)	174,870,197	146,923,447
5.50%, 03/01/33 to 11/01/48 (a)	2,631,587	2,726,849
5.00%, 11/01/33 to 09/01/49 (a)	4,552,250	4,625,006
6.50%, 08/01/34 to 05/01/40 (a)	133,154	142,403
6.00%, 04/01/35 to 07/01/41 (a)	1,186,186	1,250,579
1.50%, 08/01/35 to 11/01/51 (a)	32,770,914	27,377,149
1.00%, 03/01/36 to 07/01/36 (a)	850,273	728,473
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	166,824,233	139,502,546
3.50%, 01/01/26 to 09/01/51 (a)	25,854,875	24,247,002
4.00%, 05/01/26 to 07/01/50 (a)	15,171,734	14,671,047
3.00%, 08/01/26 to 05/01/52 (a)	48,774,586	44,245,727
2.50%, 04/01/27 to 05/01/52 (a)	99,332,401	85,954,185
6.00%, 05/01/32 to 07/01/40 (a)	724,790	764,195
5.50%, 06/01/33 to 08/01/41 (a)	1,229,623	1,275,543
5.00%, 11/01/33 to 12/01/49 (a)	2,642,443	2,692,249
4.50%, 05/01/34 to 08/01/49 (a)	7,836,432	7,813,483
1.50%, 08/01/35 to 08/01/51 (a)	43,787,923	35,751,442
6.50%, 02/01/36 (a)	81,892	87,378
1.00%, 10/01/36 (a)	359,118	306,332
Ginnie Mae
3.00%, 04/20/27 to 04/20/52 (a)	46,259,111	42,259,044
2.50%, 08/20/27 to 04/20/52 (a)	71,298,311	62,798,761
3.50%, 09/20/32 to 06/20/51 (a)	35,582,174	33,683,393
5.00%, 02/20/33 to 11/20/47 (a)	3,552,399	3,657,550
5.50%, 04/15/33 to 11/20/44 (a)	342,772	356,159
2.00%, 04/20/36 to 03/20/52 (a)	67,402,262	57,534,372
4.00%, 06/15/39 to 02/20/50 (a)	16,340,516	15,930,973
4.50%, 07/15/39 to 02/20/50 (a)	7,261,919	7,264,630
6.00%, 04/20/44 (a)	157,263	167,593
1.50%, 03/20/51 to 10/20/51 (a)	863,395	699,595
Ginnie Mae TBA
3.00%, 12/20/52 (a)(k)	5,000,000	4,504,360
3.50%, 12/20/52 (a)(k)	3,500,000	3,243,469
4.00%, 12/20/52 (a)(k)	8,000,000	7,631,402
4.50%, 12/20/52 (a)(k)	9,000,000	8,806,759
5.00%, 12/20/52 (a)(k)	4,500,000	4,493,550
UMBS TBA
3.00%, 12/13/52 (a)(k)	6,000,000	5,304,025
3.50%, 12/13/52 (a)(k)	8,000,000	7,320,279
4.00%, 12/13/52 (a)(k)	16,500,000	15,595,173
4.50%, 12/13/52 (a)(k)	19,500,000	18,958,105
5.00%, 12/13/52 (a)(k)	15,000,000	14,920,905
5.50%, 12/13/52 (a)(k)	1,000,000	1,011,455
		1,150,850,314
Total Securitized (Cost $1,434,420,322)		1,246,460,614

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (l)	95,144,692	95,144,692
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (l)(m)	818,500	818,500
		95,963,192
Total Short-Term Investments (Cost $95,963,192)		95,963,192
Total Investments in Securities (Cost $4,790,170,109)		4,264,230,024

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $18,994,488 or 0.5% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $803,314.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/22	FACE AMOUNT AT 11/30/22	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
The Charles Schwab Corp.
3.55%, 02/01/24	$49,913	$—	$—	$—	($130)	($388)	$49,395	$50,000	$444
0.75%, 03/18/24	239,367	—	—	—	(1,604)	(173)	237,590	250,000	469
3.75%, 04/01/24	49,968	—	—	—	(147)	(380)	49,441	50,000	469
3.00%, 03/10/25	48,960	—	—	—	(653)	(108)	48,199	50,000	375
4.20%, 03/24/25	100,495	—	—	—	(427)	(343)	99,725	100,000	1,050
3.63%, 04/01/25	49,456	—	—	—	(303)	(297)	48,856	50,000	453
3.85%, 05/21/25	100,186	—	—	—	(1,320)	(395)	98,471	100,000	963
3.45%, 02/13/26	49,390	—	—	—	(505)	(148)	48,737	50,000	431
0.90%, 03/11/26	180,064	—	—	—	(1,547)	(79)	178,438	200,000	450
1.15%, 05/13/26	135,407	—	—	—	(1,352)	(46)	134,009	150,000	431
3.20%, 03/02/27	96,891	—	—	—	(1,675)	(530)	94,686	100,000	800
2.45%, 03/03/27	233,380	—	—	—	(3,304)	374	230,450	250,000	1,531
3.30%, 04/01/27	97,111	—	—	—	(1,290)	(409)	95,412	100,000	825
3.20%, 01/25/28	95,581	—	—	—	(1,620)	(166)	93,795	100,000	800
2.00%, 03/20/28	179,930	—	—	—	(2,325)	(79)	177,526	200,000	1,000
4.00%, 02/01/29	98,538	—	—	—	(2,022)	(384)	96,132	100,000	1,000
3.25%, 05/22/29	93,953	—	—	—	(2,029)	(215)	91,709	100,000	813
2.75%, 10/01/29	45,143	—	—	—	(856)	(76)	44,211	50,000	344
4.63%, 03/22/30	50,752	—	—	—	(1,049)	(131)	49,572	50,000	578
1.65%, 03/11/31	80,833	—	—	—	(2,016)	20	78,837	100,000	413
2.30%, 05/13/31	85,348	—	—	—	(2,276)	(90)	82,982	100,000	575
1.95%, 12/01/31	102,176	—	—	—	(2,893)	1	99,284	125,000	609
2.90%, 03/03/32	132,528	—	—	—	(3,570)	129	129,087	150,000	1,087
Total	$2,395,370	$—	$—	$—	($34,913)	($3,913)	$2,356,544		$15,910

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,013,811,565	$—	$1,013,811,565
Treasuries[1]	—	1,691,700,424	—	1,691,700,424
Government Related[1]	—	216,294,229	—	216,294,229
Securitized[1]	—	1,246,460,614	—	1,246,460,614
Short-Term Investments[1]	95,963,192	—	—	95,963,192
Total	$95,963,192	$4,168,266,832	$—	$4,264,230,024

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.4% OF NET ASSETS

Financial Institutions 12.4%
Banking 9.9%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	100,000	97,506
5.13%, 09/30/24	150,000	149,034
4.63%, 03/30/25	100,000	98,592
5.80%, 05/01/25 (a)	200,000	201,200
7.10%, 11/15/27 (a)	150,000	154,107
American Express Co.
3.40%, 02/22/24 (a)	150,000	147,549
3.38%, 05/03/24	500,000	490,300
2.50%, 07/30/24 (a)	400,000	385,880
3.00%, 10/30/24 (a)	200,000	194,172
3.63%, 12/05/24 (a)	100,000	97,824
2.25%, 03/04/25 (a)	400,000	378,172
3.95%, 08/01/25 (a)	400,000	392,700
4.20%, 11/06/25 (a)	250,000	247,422
3.13%, 05/20/26 (a)	250,000	237,010
1.65%, 11/04/26 (a)	150,000	133,542
2.55%, 03/04/27 (a)	400,000	363,908
3.30%, 05/03/27 (a)	400,000	374,944
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	243,080
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,212
6.14%, 09/14/28 (a)(b)	200,000	198,216
Banco Santander S.A.
3.89%, 05/24/24	400,000	391,176
2.71%, 06/27/24	200,000	192,328
2.75%, 05/28/25	400,000	376,264
5.15%, 08/18/25	200,000	197,882
5.18%, 11/19/25	400,000	391,460
1.85%, 03/25/26	400,000	353,384
4.25%, 04/11/27	200,000	188,696
5.29%, 08/18/27	400,000	388,132
1.72%, 09/14/27 (a)(b)	400,000	340,668
4.18%, 03/24/28 (a)(b)	200,000	184,862
Bank of America Corp.
4.13%, 01/22/24	500,000	496,635
4.00%, 04/01/24	350,000	347,385
4.20%, 08/26/24	800,000	789,168
4.00%, 01/22/25	600,000	588,594
1.84%, 02/04/25 (a)(b)	400,000	382,028
3.46%, 03/15/25 (a)(b)	500,000	486,960
3.95%, 04/21/25	400,000	391,232
0.98%, 04/22/25 (a)(b)	500,000	468,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.84%, 04/25/25 (a)(b)	100,000	97,629
3.88%, 08/01/25	350,000	345,397
0.98%, 09/25/25 (a)(b)	550,000	504,476
3.09%, 10/01/25 (a)(b)	300,000	286,281
2.46%, 10/22/25 (a)(b)	450,000	423,513
1.53%, 12/06/25 (a)(b)	400,000	367,504
3.37%, 01/23/26 (a)(b)	500,000	478,085
2.02%, 02/13/26 (a)(b)	350,000	324,674
4.45%, 03/03/26	400,000	394,368
3.38%, 04/02/26 (a)(b)	725,000	690,388
3.50%, 04/19/26	600,000	575,874
1.32%, 06/19/26 (a)(b)	650,000	586,274
4.25%, 10/22/26	500,000	490,295
1.20%, 10/24/26 (a)(b)	600,000	532,740
1.66%, 03/11/27 (a)(b)	650,000	576,205
3.56%, 04/23/27 (a)(b)	550,000	519,293
1.73%, 07/22/27 (a)(b)	1,350,000	1,183,612
3.25%, 10/21/27 (a)	400,000	370,024
3.82%, 01/20/28 (a)(b)	500,000	470,665
2.55%, 02/04/28 (a)(b)	500,000	447,520
3.71%, 04/24/28 (a)(b)	400,000	373,152
4.38%, 04/27/28 (a)(b)	500,000	479,990
3.59%, 07/21/28 (a)(b)	400,000	371,192
4.95%, 07/22/28 (a)(b)	500,000	490,485
6.20%, 11/10/28 (a)(b)	150,000	155,117
Bank of Montreal
0.45%, 12/08/23	150,000	143,523
3.30%, 02/05/24	300,000	294,690
2.15%, 03/08/24	250,000	241,648
2.50%, 06/28/24	250,000	240,703
0.63%, 07/09/24	250,000	233,380
4.25%, 09/14/24	300,000	296,214
1.50%, 01/10/25	250,000	233,300
1.85%, 05/01/25	350,000	327,201
3.70%, 06/07/25	200,000	194,916
1.25%, 09/15/26	300,000	263,661
0.95%, 01/22/27 (a)(b)	350,000	310,107
2.65%, 03/08/27	300,000	275,247
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	198,682
Barclays Bank PLC
3.75%, 05/15/24	200,000	196,390
Barclays PLC
4.38%, 09/11/24	200,000	196,480
1.01%, 12/10/24 (a)(b)	300,000	283,746
3.65%, 03/16/25	425,000	405,467
3.93%, 05/07/25 (a)(b)	600,000	578,952
4.38%, 01/12/26	650,000	626,366
2.85%, 05/07/26 (a)(b)	400,000	368,996
5.20%, 05/12/26	400,000	388,216

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.28%, 11/24/27 (a)(b)	400,000	344,728
5.50%, 08/09/28 (a)(b)	400,000	387,240
7.39%, 11/02/28 (a)(b)	200,000	207,042
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,322
BPCE S.A.
4.00%, 04/15/24	250,000	245,785
3.38%, 12/02/26	250,000	234,998
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	47,128
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	250,000	239,620
3.10%, 04/02/24	150,000	146,390
2.25%, 01/28/25	150,000	141,665
3.30%, 04/07/25	250,000	241,430
3.95%, 08/04/25	300,000	292,140
0.95%, 10/23/25	250,000	224,628
1.25%, 06/22/26	200,000	176,192
3.45%, 04/07/27 (c)	250,000	235,833
Capital One Financial Corp.
3.90%, 01/29/24 (a)	150,000	148,059
3.75%, 04/24/24 (a)	100,000	98,061
3.30%, 10/30/24 (a)	400,000	387,600
1.34%, 12/06/24 (a)(b)	150,000	143,496
3.20%, 02/05/25 (a)	350,000	336,462
4.25%, 04/30/25 (a)	300,000	294,624
4.20%, 10/29/25 (a)	500,000	486,555
2.64%, 03/03/26 (a)(b)	300,000	281,118
3.75%, 07/28/26 (a)	250,000	236,768
3.75%, 03/09/27 (a)	300,000	284,730
3.65%, 05/11/27 (a)	250,000	236,805
1.88%, 11/02/27 (a)(b)	300,000	260,784
4.93%, 05/10/28 (a)(b)	400,000	384,616
Citibank NA
3.65%, 01/23/24 (a)	500,000	493,615
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,642
4.00%, 08/05/24	300,000	294,342
3.88%, 03/26/25	200,000	195,544
3.35%, 04/24/25 (a)(b)	500,000	483,665
3.30%, 04/27/25	350,000	339,293
0.98%, 05/01/25 (a)(b)	200,000	186,602
4.14%, 05/24/25 (a)(b)	200,000	196,230
4.40%, 06/10/25	600,000	590,430
5.50%, 09/13/25	200,000	203,436
3.70%, 01/12/26	500,000	480,675
2.01%, 01/25/26 (a)(b)	500,000	464,245
4.60%, 03/09/26	350,000	345,184
3.29%, 03/17/26 (a)(b)	500,000	476,285
3.11%, 04/08/26 (a)(b)	750,000	711,480
3.40%, 05/01/26	500,000	476,820
5.61%, 09/29/26 (a)(b)	500,000	501,820
3.20%, 10/21/26 (a)	500,000	467,490
4.30%, 11/20/26	250,000	244,857
1.12%, 01/28/27 (a)(b)	650,000	567,476
1.46%, 06/09/27 (a)(b)	750,000	653,250
4.45%, 09/29/27	500,000	481,950
3.89%, 01/10/28 (a)(b)	600,000	566,250
3.07%, 02/24/28 (a)(b)	500,000	455,200
4.66%, 05/24/28 (a)(b)	350,000	340,980
3.67%, 07/24/28 (a)(b)	250,000	231,300
3.52%, 10/27/28 (a)(b)	400,000	367,436
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	233,248
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	195,414
2.85%, 07/27/26 (a)	250,000	232,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comerica Bank
2.50%, 07/23/24	250,000	239,713
Cooperatieve Rabobank UA
3.88%, 08/22/24	250,000	245,830
1.38%, 01/10/25	250,000	233,030
3.38%, 05/21/25	250,000	242,850
4.38%, 08/04/25	250,000	243,163
3.75%, 07/21/26	250,000	234,925
Credit Suisse AG
0.50%, 02/02/24	250,000	229,308
3.63%, 09/09/24	650,000	602,556
3.70%, 02/21/25	250,000	229,195
2.95%, 04/09/25	300,000	268,536
1.25%, 08/07/26	500,000	396,750
5.00%, 07/09/27	250,000	226,708
Credit Suisse Group AG
3.75%, 03/26/25	500,000	443,390
4.55%, 04/17/26	350,000	308,465
Deutsche Bank AG
0.90%, 05/28/24	300,000	280,773
3.70%, 05/30/24	300,000	294,042
1.45%, 04/01/25 (a)(b)	200,000	184,842
4.16%, 05/13/25	150,000	146,709
3.96%, 11/26/25 (a)(b)	600,000	567,132
4.10%, 01/13/26	200,000	192,766
1.69%, 03/19/26	200,000	178,168
2.13%, 11/24/26 (a)(b)	500,000	437,710
2.31%, 11/16/27 (a)(b)	500,000	419,255
2.55%, 01/07/28 (a)(b)	200,000	168,058
Discover Bank
2.45%, 09/12/24 (a)	250,000	236,793
3.45%, 07/27/26 (a)	250,000	230,510
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	97,541
3.75%, 03/04/25 (a)	100,000	96,209
4.50%, 01/30/26 (a)	250,000	242,608
4.10%, 02/09/27 (a)	150,000	141,269
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	248,040
3.65%, 01/25/24 (a)	300,000	295,446
2.38%, 01/28/25 (a)	150,000	141,911
2.55%, 05/05/27 (a)	175,000	158,121
1.71%, 11/01/27 (a)(b)	200,000	177,224
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	246,010
3.85%, 03/15/26 (a)	200,000	191,816
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	47,293
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	96,935
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	236,363
HSBC Holdings PLC
4.25%, 03/14/24	450,000	443,290
3.80%, 03/11/25 (a)(b)	600,000	581,214
0.98%, 05/24/25 (a)(b)	400,000	368,284
4.25%, 08/18/25	350,000	337,291
2.63%, 11/07/25 (a)(b)	400,000	372,720
4.18%, 12/09/25 (a)(b)	200,000	192,704
4.30%, 03/08/26	400,000	389,436
3.00%, 03/10/26 (a)(b)	400,000	373,168
1.65%, 04/18/26 (a)(b)	425,000	383,103
3.90%, 05/25/26	600,000	572,712
2.10%, 06/04/26 (a)(b)	550,000	498,470
4.29%, 09/12/26 (a)(b)	600,000	571,920
4.38%, 11/23/26	300,000	288,096

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.59%, 05/24/27 (a)(b)	400,000	343,116
2.25%, 11/22/27 (a)(b)	500,000	431,440
4.04%, 03/13/28 (a)(b)	600,000	551,346
4.76%, 06/09/28 (a)(b)	550,000	521,202
5.21%, 08/11/28 (a)(b)	450,000	434,641
7.39%, 11/03/28 (a)(b)	250,000	262,305
HSBC USA, Inc.
3.75%, 05/24/24	250,000	245,687
3.50%, 06/23/24	100,000	97,780
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	335,510
ING Groep N.V.
3.55%, 04/09/24	250,000	244,648
3.87%, 03/28/26 (a)(b)	300,000	288,027
3.95%, 03/29/27	200,000	190,080
1.73%, 04/01/27 (a)(b)	200,000	176,334
4.02%, 03/28/28 (a)(b)	300,000	280,176
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	247,727
3.63%, 05/13/24	450,000	443,281
3.88%, 09/10/24	600,000	590,952
4.02%, 12/05/24 (a)(b)	500,000	494,005
3.13%, 01/23/25 (a)	550,000	534,501
0.56%, 02/16/25 (a)(b)	250,000	234,638
3.22%, 03/01/25 (a)(b)	550,000	535,535
0.82%, 06/01/25 (a)(b)	550,000	511,538
0.97%, 06/23/25 (a)(b)	300,000	279,249
3.90%, 07/15/25 (a)	400,000	394,396
7.75%, 07/15/25	100,000	108,136
0.77%, 08/09/25 (a)(b)	250,000	230,760
2.30%, 10/15/25 (a)(b)	350,000	330,330
1.56%, 12/10/25 (a)(b)	250,000	231,093
2.60%, 02/24/26 (a)(b)	350,000	330,158
2.01%, 03/13/26 (a)(b)	550,000	511,010
3.30%, 04/01/26 (a)	700,000	669,417
2.08%, 04/22/26 (a)(b)	850,000	789,794
4.08%, 04/26/26 (a)(b)	500,000	487,795
3.20%, 06/15/26 (a)	350,000	333,623
2.95%, 10/01/26 (a)	600,000	568,782
1.05%, 11/19/26 (a)(b)	650,000	573,345
4.13%, 12/15/26	550,000	538,719
3.96%, 01/29/27 (a)(b)	500,000	480,965
1.04%, 02/04/27 (a)(b)	500,000	435,810
1.58%, 04/22/27 (a)(b)	600,000	529,920
1.47%, 09/22/27 (a)(b)	450,000	390,514
3.78%, 02/01/28 (a)(b)	650,000	613,093
2.95%, 02/24/28 (a)(b)	400,000	363,916
4.32%, 04/26/28 (a)(b)	500,000	479,640
3.54%, 05/01/28 (a)(b)	600,000	557,622
2.18%, 06/01/28 (a)(b)	350,000	306,649
4.85%, 07/25/28 (a)(b)	750,000	734,640
KeyBank NA
3.30%, 06/01/25	250,000	241,065
KeyCorp
4.15%, 10/29/25	250,000	245,007
2.25%, 04/06/27	250,000	222,923
Lloyds Banking Group PLC
3.90%, 03/12/24	200,000	196,302
4.50%, 11/04/24	200,000	195,392
4.45%, 05/08/25	450,000	440,266
3.87%, 07/09/25 (a)(b)	500,000	482,525
4.58%, 12/10/25	250,000	236,948
2.44%, 02/05/26 (a)(b)	400,000	370,036
4.65%, 03/24/26	400,000	381,168
3.75%, 01/11/27	200,000	186,606
1.63%, 05/11/27 (a)(b)	250,000	215,970
3.75%, 03/18/28 (a)(b)	250,000	229,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	239,630
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	350,000	342,930
2.80%, 07/18/24	200,000	192,670
2.19%, 02/25/25	550,000	516,659
3.78%, 03/02/25	250,000	243,820
1.41%, 07/17/25	400,000	363,680
0.95%, 07/19/25 (a)(b)	500,000	463,725
0.96%, 10/11/25 (a)(b)	250,000	229,303
3.85%, 03/01/26	650,000	626,249
2.76%, 09/13/26	200,000	183,564
3.68%, 02/22/27	250,000	236,275
1.54%, 07/20/27 (a)(b)	550,000	478,912
3.29%, 07/25/27	200,000	185,072
1.64%, 10/13/27 (a)(b)	250,000	216,998
2.34%, 01/19/28 (a)(b)	350,000	309,946
4.08%, 04/19/28 (a)(b)	200,000	189,470
5.35%, 09/13/28 (a)(b)	250,000	249,675
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	200,000	190,566
2.56%, 09/13/25 (a)(b)	200,000	188,922
2.65%, 05/22/26 (a)(b)	200,000	185,592
2.23%, 05/25/26 (a)(b)	250,000	229,888
1.23%, 05/22/27 (a)(b)	400,000	346,420
1.55%, 07/09/27 (a)(b)	400,000	349,100
5.41%, 09/13/28 (a)(b)	200,000	200,226
Morgan Stanley
3.88%, 04/29/24	750,000	738,052
3.70%, 10/23/24	650,000	636,330
0.79%, 01/22/25 (a)(b)	500,000	470,285
0.79%, 05/30/25 (a)(b)	550,000	509,498
2.72%, 07/22/25 (a)(b)	500,000	476,990
4.00%, 07/23/25	500,000	489,870
0.86%, 10/21/25 (a)(b)	250,000	229,770
1.16%, 10/21/25 (a)(b)	500,000	458,050
5.00%, 11/24/25	500,000	501,285
3.88%, 01/27/26	650,000	630,987
2.63%, 02/18/26 (a)(b)	200,000	188,194
2.19%, 04/28/26 (a)(b)	650,000	604,760
4.68%, 07/17/26 (a)(b)	400,000	395,596
3.13%, 07/27/26	650,000	610,213
6.25%, 08/09/26	250,000	265,947
4.35%, 09/08/26	500,000	489,040
0.99%, 12/10/26 (a)(b)	650,000	570,167
3.63%, 01/20/27	550,000	523,413
3.95%, 04/23/27	300,000	289,269
1.59%, 05/04/27 (a)(b)	700,000	616,910
1.51%, 07/20/27 (a)(b)	600,000	522,690
2.48%, 01/21/28 (a)(b)	550,000	490,693
4.21%, 04/20/28 (a)(b)	600,000	572,058
3.59%, 07/22/28 (a)(b)	500,000	461,700
6.30%, 10/18/28 (a)(b)	400,000	414,552
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	370,656
3.91%, 06/09/27	275,000	265,991
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	243,253
Natwest Group PLC
5.13%, 05/28/24	250,000	247,242
4.27%, 03/22/25 (a)(b)	400,000	388,736
4.80%, 04/05/26	400,000	391,280
1.64%, 06/14/27 (a)(b)	400,000	343,768
3.07%, 05/22/28 (a)(b)	200,000	177,120
5.52%, 09/30/28 (a)(b)	200,000	196,182
3.75%, 11/01/29 (a)(b)	200,000	184,786

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
3.95%, 10/30/25	200,000	197,152
4.00%, 05/10/27 (a)	200,000	196,550
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	240,573
2.95%, 02/23/25 (a)	250,000	240,498
3.88%, 04/10/25 (a)	250,000	243,460
3.25%, 06/01/25 (a)	250,000	241,743
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	187,404
Royal Bank of Canada
0.43%, 01/19/24	250,000	237,830
2.55%, 07/16/24	250,000	241,008
0.75%, 10/07/24	200,000	185,446
5.66%, 10/25/24	300,000	303,963
2.25%, 11/01/24	200,000	190,622
1.60%, 01/21/25	250,000	233,898
3.38%, 04/14/25	350,000	339,097
1.15%, 06/10/25	300,000	274,926
0.88%, 01/20/26	500,000	444,625
4.65%, 01/27/26	250,000	247,645
1.20%, 04/27/26	200,000	178,116
1.15%, 07/14/26	250,000	220,695
1.40%, 11/02/26	250,000	220,140
2.05%, 01/21/27	150,000	135,371
3.63%, 05/04/27	250,000	238,098
4.24%, 08/03/27	250,000	242,675
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	97,098
3.45%, 06/02/25 (a)	300,000	286,572
4.50%, 07/17/25 (a)	250,000	245,672
3.24%, 10/05/26 (a)(d)	200,000	186,102
4.40%, 07/13/27 (a)	250,000	240,543
2.49%, 01/06/28 (a)(b)	250,000	217,170
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	200,000	185,794
1.53%, 08/21/26 (a)(b)	200,000	176,096
1.67%, 06/14/27 (a)(b)	250,000	211,663
2.47%, 01/11/28 (a)(b)	250,000	213,080
Santander UK PLC
4.00%, 03/13/24	200,000	197,286
2.88%, 06/18/24	200,000	193,064
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	91,039
State Street Corp.
3.78%, 12/03/24 (a)(b)	100,000	98,799
3.30%, 12/16/24	200,000	195,856
3.55%, 08/18/25	400,000	389,716
2.35%, 11/01/25 (a)(b)	250,000	236,808
2.90%, 03/30/26 (a)(b)	150,000	142,695
2.20%, 02/07/28 (a)(b)	200,000	179,654
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250,000	243,413
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	200,000	189,874
2.70%, 07/16/24	400,000	383,472
2.45%, 09/27/24	200,000	190,282
2.35%, 01/15/25	200,000	189,138
1.47%, 07/08/25	500,000	455,985
0.95%, 01/12/26	250,000	220,708
3.78%, 03/09/26	400,000	385,756
2.63%, 07/14/26	400,000	368,284
1.40%, 09/17/26	500,000	437,020
3.01%, 10/19/26	200,000	185,376
3.45%, 01/11/27	200,000	187,226
2.17%, 01/14/27	200,000	177,890
3.36%, 07/12/27	400,000	371,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SVB Financial Group
3.50%, 01/29/25	100,000	96,268
1.80%, 10/28/26 (a)	150,000	130,547
4.35%, 04/29/28 (a)(b)	100,000	94,980
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	245,200
5.63%, 08/23/27 (a)	250,000	242,278
Synchrony Financial
4.38%, 03/19/24 (a)	175,000	172,466
4.25%, 08/15/24 (a)	200,000	195,318
4.50%, 07/23/25 (a)	250,000	239,578
The Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	250,000	239,188
3.65%, 02/04/24 (a)	150,000	148,173
3.25%, 09/11/24 (a)	100,000	97,470
2.10%, 10/24/24	400,000	382,524
0.85%, 10/25/24 (a)	250,000	232,213
3.00%, 02/24/25 (a)	200,000	193,308
1.60%, 04/24/25 (a)	200,000	185,842
3.95%, 11/18/25 (a)	250,000	246,630
0.75%, 01/28/26 (a)	250,000	222,790
2.80%, 05/04/26 (a)	200,000	189,048
2.45%, 08/17/26 (a)	300,000	278,493
2.05%, 01/26/27 (a)	250,000	225,715
3.25%, 05/16/27 (a)	200,000	190,190
3.44%, 02/07/28 (a)(b)	250,000	235,475
3.99%, 06/13/28 (a)(b)	150,000	144,603
The Bank of Nova Scotia
3.40%, 02/11/24	250,000	245,750
2.44%, 03/11/24	200,000	193,698
0.70%, 04/15/24	300,000	282,849
1.45%, 01/10/25	250,000	232,823
2.20%, 02/03/25	200,000	188,676
3.45%, 04/11/25	250,000	241,983
1.30%, 06/11/25	200,000	183,190
4.50%, 12/16/25	250,000	246,970
1.05%, 03/02/26	200,000	177,324
1.35%, 06/24/26	250,000	222,405
2.70%, 08/03/26	200,000	186,238
1.30%, 09/15/26	250,000	219,870
1.95%, 02/02/27	175,000	156,373
2.95%, 03/11/27	200,000	184,806
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	344,617
4.00%, 03/03/24	700,000	691,355
3.00%, 03/15/24	500,000	487,530
3.85%, 07/08/24 (a)	500,000	493,440
3.50%, 01/23/25 (a)	425,000	413,338
1.76%, 01/24/25 (a)(b)	500,000	476,730
3.50%, 04/01/25 (a)	850,000	823,947
3.75%, 05/22/25 (a)	500,000	486,895
3.27%, 09/29/25 (a)(b)	550,000	529,842
4.25%, 10/21/25	500,000	490,730
0.86%, 02/12/26 (a)(b)	250,000	225,155
3.75%, 02/25/26 (a)	300,000	290,001
3.50%, 11/16/26 (a)	500,000	476,135
1.09%, 12/09/26 (a)(b)	550,000	485,039
5.95%, 01/15/27	150,000	156,368
3.85%, 01/26/27 (a)	750,000	721,207
1.43%, 03/09/27 (a)(b)	550,000	483,961
1.54%, 09/10/27 (a)(b)	750,000	648,270
1.95%, 10/21/27 (a)(b)	1,000,000	876,900
2.64%, 02/24/28 (a)(b)	600,000	536,640
3.62%, 03/15/28 (a)(b)	750,000	697,807
3.69%, 06/05/28 (a)(b)	575,000	538,148
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	243,273

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	200,000	197,008
3.90%, 04/29/24 (a)	200,000	197,458
2.20%, 11/01/24 (a)	150,000	143,187
2.60%, 07/23/26 (a)	250,000	232,338
1.15%, 08/13/26 (a)	200,000	175,750
The Toronto-Dominion Bank
3.25%, 03/11/24	150,000	146,948
2.65%, 06/12/24	300,000	290,118
0.70%, 09/10/24	200,000	185,632
1.45%, 01/10/25	100,000	93,350
3.77%, 06/06/25	400,000	389,404
1.15%, 06/12/25	250,000	227,945
0.75%, 09/11/25	400,000	357,896
0.75%, 01/06/26	250,000	220,895
1.20%, 06/03/26	350,000	309,445
1.25%, 09/10/26	200,000	175,872
1.95%, 01/12/27	200,000	179,170
2.80%, 03/10/27	250,000	230,230
4.11%, 06/08/27	350,000	339,052
4.69%, 09/15/27	300,000	297,057
3.63%, 09/15/31 (a)(b)	400,000	369,460
Truist Bank
3.20%, 04/01/24 (a)	200,000	195,780
2.15%, 12/06/24 (a)	250,000	237,735
1.50%, 03/10/25 (a)	500,000	463,685
3.63%, 09/16/25 (a)	300,000	288,618
3.30%, 05/15/26 (a)	200,000	187,684
3.80%, 10/30/26 (a)	250,000	238,105
2.64%, 09/17/29 (a)(b)	250,000	233,625
Truist Financial Corp.
3.75%, 12/06/23 (a)	250,000	247,395
2.50%, 08/01/24 (a)	200,000	192,262
2.85%, 10/26/24 (a)	150,000	144,867
4.00%, 05/01/25 (a)	250,000	245,802
1.20%, 08/05/25 (a)	250,000	228,320
1.27%, 03/02/27 (a)(b)	200,000	177,482
1.13%, 08/03/27 (a)	250,000	212,250
4.12%, 06/06/28 (a)(b)	200,000	189,650
US Bancorp
3.70%, 01/30/24 (a)	200,000	197,788
3.38%, 02/05/24 (a)	250,000	246,230
2.40%, 07/30/24 (a)	350,000	338,299
3.60%, 09/11/24 (a)	300,000	295,245
1.45%, 05/12/25 (a)	400,000	371,580
3.95%, 11/17/25 (a)	250,000	245,602
3.10%, 04/27/26 (a)	300,000	285,204
2.38%, 07/22/26 (a)	200,000	185,094
2.22%, 01/27/28 (a)(b)	200,000	179,482
4.55%, 07/22/28 (a)(b)	400,000	390,396
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,788
2.80%, 01/27/25 (a)	250,000	241,403
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	89,523
Wells Fargo & Co.
4.48%, 01/16/24	100,000	99,545
3.75%, 01/24/24 (a)	500,000	493,295
3.30%, 09/09/24	400,000	390,092
3.00%, 02/19/25	650,000	626,444
0.81%, 05/19/25 (a)(b)	250,000	233,105
3.55%, 09/29/25	400,000	387,676
2.41%, 10/30/25 (a)(b)	700,000	661,010
2.16%, 02/11/26 (a)(b)	650,000	606,053
3.00%, 04/22/26	700,000	658,616
3.91%, 04/25/26 (a)(b)	650,000	629,824
2.19%, 04/30/26 (a)(b)	600,000	558,828
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 06/03/26	500,000	486,490
4.54%, 08/15/26 (a)(b)	200,000	195,802
3.00%, 10/23/26	600,000	560,604
3.20%, 06/17/27 (a)(b)	650,000	605,403
4.30%, 07/22/27	500,000	483,665
3.53%, 03/24/28 (a)(b)	750,000	697,042
3.58%, 05/22/28 (a)(b)	700,000	650,433
2.39%, 06/02/28 (a)(b)	700,000	619,108
4.81%, 07/25/28 (a)(b)	500,000	488,570
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	169,702
Westpac Banking Corp.
3.30%, 02/26/24	150,000	147,813
1.02%, 11/18/24	300,000	278,922
2.35%, 02/19/25	200,000	190,138
3.74%, 08/26/25	150,000	146,520
2.85%, 05/13/26	400,000	377,448
1.15%, 06/03/26	250,000	221,923
2.70%, 08/19/26	300,000	281,244
3.35%, 03/08/27	250,000	237,575
5.46%, 11/18/27	250,000	257,442
2.89%, 02/04/30 (a)(b)	200,000	182,218
4.32%, 11/23/31 (a)(b)	400,000	365,608
		165,162,869
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	99,104
3.50%, 08/01/25	100,000	96,544
Ameriprise Financial, Inc.
3.70%, 10/15/24	200,000	195,846
3.00%, 04/02/25 (a)	200,000	192,544
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,739
BlackRock, Inc.
3.50%, 03/18/24	250,000	246,587
3.20%, 03/15/27	100,000	96,626
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	98,118
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	295,449
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	143,291
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,870
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,914
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	200,000	196,448
3.75%, 12/01/25 (a)	400,000	391,716
4.00%, 09/15/27 (a)	250,000	245,172
Invesco Finance PLC
4.00%, 01/30/24	100,000	98,940
3.75%, 01/15/26	150,000	144,915
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	200,000	195,338
Lazard Group LLC
3.75%, 02/13/25	100,000	96,973
3.63%, 03/01/27 (a)	150,000	140,646
Legg Mason, Inc.
4.75%, 03/15/26	150,000	152,161
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	145,360

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	378,536
1.85%, 07/16/25	400,000	365,444
1.65%, 07/14/26	200,000	174,664
2.33%, 01/22/27	200,000	176,286
5.39%, 07/06/27	200,000	198,796
Stifel Financial Corp.
4.25%, 07/18/24	200,000	196,902
The Charles Schwab Corp.
0.75%, 03/18/24 (a)(e)	250,000	237,590
3.75%, 04/01/24 (a)(e)	50,000	49,441
3.00%, 03/10/25 (a)(e)	50,000	48,199
4.20%, 03/24/25 (a)(e)	100,000	99,725
3.63%, 04/01/25 (a)(e)	50,000	48,856
3.85%, 05/21/25 (a)(e)	100,000	98,471
3.45%, 02/13/26 (a)(e)	50,000	48,737
0.90%, 03/11/26 (a)(e)	200,000	178,438
1.15%, 05/13/26 (a)(e)	150,000	134,009
3.20%, 03/02/27 (a)(e)	100,000	94,686
2.45%, 03/03/27 (a)(e)	250,000	230,450
3.30%, 04/01/27 (a)(e)	100,000	95,412
		6,511,943
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24 (a)	150,000	147,624
3.15%, 02/15/24 (a)	150,000	144,828
2.88%, 08/14/24 (a)	150,000	142,062
1.65%, 10/29/24 (a)	550,000	505,923
1.75%, 10/29/24 (a)	250,000	229,000
3.50%, 01/15/25 (a)	150,000	143,268
6.50%, 07/15/25 (a)	200,000	201,290
4.45%, 10/01/25 (a)	150,000	144,420
1.75%, 01/30/26 (a)	250,000	221,010
4.45%, 04/03/26 (a)	150,000	143,617
2.45%, 10/29/26 (a)	700,000	611,737
3.65%, 07/21/27 (a)	200,000	180,642
4.63%, 10/15/27 (a)	150,000	139,840
Air Lease Corp.
4.25%, 02/01/24 (a)	150,000	147,429
0.70%, 02/15/24 (a)	150,000	141,222
0.80%, 08/18/24 (a)	100,000	92,072
4.25%, 09/15/24 (a)	100,000	98,506
2.30%, 02/01/25 (a)	200,000	186,390
3.25%, 03/01/25 (a)	200,000	189,732
3.38%, 07/01/25 (a)	225,000	212,526
2.88%, 01/15/26 (a)	200,000	184,434
3.75%, 06/01/26 (a)	150,000	141,318
1.88%, 08/15/26 (a)	250,000	219,270
2.20%, 01/15/27 (a)	200,000	174,776
Aircastle Ltd.
4.13%, 05/01/24 (a)	150,000	145,276
4.25%, 06/15/26 (a)	150,000	140,007
Ares Capital Corp.
4.20%, 06/10/24 (a)	200,000	194,144
4.25%, 03/01/25 (a)	100,000	95,182
3.25%, 07/15/25 (a)	150,000	137,768
3.88%, 01/15/26 (a)	250,000	230,310
2.15%, 07/15/26 (a)	250,000	213,662
2.88%, 06/15/27 (a)	100,000	85,863
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	86,875
2.55%, 10/13/26 (a)	100,000	83,070
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	84,899
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
1.75%, 09/15/24	100,000	92,872
2.35%, 11/22/24	100,000	92,252
2.70%, 01/15/25 (a)	125,000	116,355
4.70%, 03/24/25	200,000	196,158
2.63%, 12/15/26 (a)	300,000	257,115
3.25%, 03/15/27 (a)	200,000	172,894
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	186,734
2.75%, 09/16/26 (a)	200,000	177,832
2.13%, 02/15/27 (a)	100,000	84,417
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	96,827
1.65%, 10/12/24	200,000	182,534
4.13%, 02/01/25 (a)	50,000	47,863
3.40%, 01/15/26 (a)	250,000	228,075
2.63%, 01/15/27 (a)	150,000	127,719
GATX Corp.
4.35%, 02/15/24 (a)	100,000	99,318
3.25%, 09/15/26 (a)	100,000	92,937
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,413
2.88%, 01/15/26 (a)	150,000	138,889
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	95,876
2.50%, 08/24/26 (a)	100,000	86,824
2.05%, 02/15/27 (a)	100,000	83,165
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	85,025
3.38%, 01/20/27 (a)	100,000	85,803
Main Street Capital Corp.
5.20%, 05/01/24	50,000	49,460
3.00%, 07/14/26 (a)	150,000	129,662
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,714
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,719
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	148,437
4.00%, 03/30/25 (a)	50,000	47,421
3.75%, 07/22/25 (a)	150,000	139,435
4.25%, 01/15/26 (a)	100,000	92,959
3.40%, 07/15/26 (a)	250,000	219,675
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	150,000	128,976
4.70%, 02/08/27 (a)	150,000	136,724
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	62,260
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	131,757
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	75,000	71,654
2.50%, 08/01/26 (a)	100,000	87,913
		10,793,409
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	150,000	148,291
3.25%, 12/04/24	200,000	193,050
		341,341
Insurance 0.7%
Aetna, Inc.
3.50%, 11/15/24 (a)	200,000	195,062

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	89,191
2.88%, 10/15/26 (a)	100,000	93,949
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	143,969
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	96,101
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	158,141
3.90%, 04/01/26 (a)	200,000	194,542
Anthem, Inc.
3.50%, 08/15/24 (a)	150,000	146,785
3.35%, 12/01/24 (a)	200,000	194,358
2.38%, 01/15/25 (a)	300,000	286,209
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	183,904
Aon PLC
3.50%, 06/14/24 (a)	100,000	97,786
3.88%, 12/15/25 (a)	200,000	194,406
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	144,363
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	74,303
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	98,000	98,127
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	500,000	483,220
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	175,000	163,585
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	200,000	196,934
Chubb INA Holdings, Inc.
3.35%, 05/15/24	100,000	98,152
3.15%, 03/15/25	175,000	169,384
3.35%, 05/03/26 (a)	400,000	387,432
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,179
4.50%, 03/01/26 (a)	150,000	148,360
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	198,716
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(d)	250,000	239,545
3.65%, 04/05/27 (a)(d)	300,000	281,028
Elevance Health, Inc.
1.50%, 03/15/26 (a)	200,000	180,330
Humana, Inc.
3.85%, 10/01/24 (a)	100,000	98,295
4.50%, 04/01/25 (a)	150,000	148,632
1.35%, 02/03/27 (a)	150,000	129,845
3.95%, 03/15/27 (a)	150,000	144,783
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	98,187
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	98,067
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	94,449
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,358
Manulife Financial Corp.
4.15%, 03/04/26	250,000	246,117
4.06%, 02/24/32 (a)(b)	200,000	180,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	197,488
3.50%, 06/03/24 (a)	100,000	97,995
3.50%, 03/10/25 (a)	150,000	146,313
3.75%, 03/14/26 (a)	50,000	48,752
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	94,301
MetLife, Inc.
3.60%, 04/10/24	150,000	147,322
3.00%, 03/01/25	150,000	145,278
3.60%, 11/13/25 (a)	100,000	97,604
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	99,648
3.88%, 08/26/26 (a)	150,000	144,242
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,973
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	90,492
5.20%, 03/15/44 (a)(b)	100,000	95,337
5.38%, 05/15/45 (a)(b)	250,000	234,710
4.50%, 09/15/47 (a)(b)	100,000	87,852
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	135,942
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	97,351
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	132,749
3.28%, 12/15/26 (a)	100,000	95,359
The Progressive Corp.
2.45%, 01/15/27	150,000	138,335
2.50%, 03/15/27 (a)	100,000	92,294
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	147,376
UnitedHealth Group, Inc.
3.50%, 02/15/24	297,000	292,794
2.38%, 08/15/24	100,000	96,402
3.75%, 07/15/25	500,000	491,365
5.15%, 10/15/25	200,000	203,462
3.70%, 12/15/25	100,000	98,118
1.25%, 01/15/26	250,000	227,020
3.10%, 03/15/26	200,000	191,668
3.45%, 01/15/27	100,000	96,235
3.70%, 05/15/27 (a)	200,000	194,314
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,989
Willis North America, Inc.
3.60%, 05/15/24 (a)	150,000	145,943
4.65%, 06/15/27 (a)	200,000	194,468
		11,411,735
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	145,072
4.30%, 01/15/26 (a)	100,000	97,923
3.95%, 01/15/27 (a)	100,000	96,245
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,633
3.45%, 06/01/25 (a)	200,000	193,268
3.50%, 11/15/25 (a)	50,000	48,215
3.35%, 05/15/27 (a)	100,000	93,407
Boston Properties LP
3.80%, 02/01/24 (a)	150,000	147,232
3.20%, 01/15/25 (a)	200,000	192,154
3.65%, 02/01/26 (a)	100,000	95,167
2.75%, 10/01/26 (a)	250,000	227,085

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	97,065
3.85%, 02/01/25 (a)	100,000	96,428
4.13%, 06/15/26 (a)	200,000	189,426
3.90%, 03/15/27 (a)	100,000	92,889
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	88,874
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	139,311
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	187,210
EPR Properties
4.50%, 04/01/25 (a)	100,000	94,351
4.75%, 12/15/26 (a)	100,000	90,341
4.50%, 06/01/27 (a)	100,000	87,554
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,390
2.85%, 11/01/26 (a)	200,000	185,430
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	97,953
3.50%, 04/01/25 (a)	150,000	145,119
3.38%, 04/15/26 (a)	150,000	141,264
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	74,006
1.25%, 02/15/26 (a)	200,000	177,384
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	140,447
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	96,567
4.00%, 06/01/25 (a)	100,000	97,562
3.25%, 07/15/26 (a)	200,000	189,512
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	97,436
4.00%, 06/15/25 (a)	100,000	96,081
4.50%, 02/01/26 (a)	100,000	96,620
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	95,553
Kimco Realty Corp.
2.70%, 03/01/24 (a)	200,000	193,838
3.30%, 02/01/25 (a)	200,000	192,512
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,531
LifeStorage LP
3.50%, 07/01/26 (a)	200,000	189,066
Mid-America Apartments LP
3.75%, 06/15/24 (a)	100,000	98,005
4.00%, 11/15/25 (a)	100,000	97,951
3.60%, 06/01/27 (a)	150,000	142,960
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	98,079
4.00%, 11/15/25 (a)	200,000	193,478
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	91,384
4.50%, 02/01/25 (a)	150,000	134,312
2.40%, 02/01/27 (a)	100,000	71,212
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	100,000	97,310
5.25%, 01/15/26 (a)	150,000	146,727
4.50%, 04/01/27 (a)	200,000	187,068
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,117
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	100,000	98,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
3.25%, 06/30/26 (a)	100,000	95,256
2.13%, 04/15/27 (a)	100,000	90,326
Public Storage
0.88%, 02/15/26 (a)	150,000	132,743
1.50%, 11/09/26 (a)	100,000	89,691
Realty Income Corp.
4.60%, 02/06/24 (a)	100,000	99,554
3.88%, 04/15/25 (a)	50,000	48,957
4.63%, 11/01/25 (a)	250,000	248,982
4.88%, 06/01/26 (a)	150,000	150,885
4.13%, 10/15/26 (a)	150,000	145,585
3.00%, 01/15/27 (a)	150,000	139,001
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	141,144
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	142,069
Simon Property Group LP
3.75%, 02/01/24 (a)	100,000	98,610
2.00%, 09/13/24 (a)	300,000	284,409
3.38%, 10/01/24 (a)	200,000	194,702
3.50%, 09/01/25 (a)	200,000	192,570
3.30%, 01/15/26 (a)	100,000	95,423
3.25%, 11/30/26 (a)	150,000	141,270
1.38%, 01/15/27 (a)	150,000	131,282
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	47,332
4.25%, 02/01/26 (a)	100,000	95,181
4.70%, 06/01/27 (a)	100,000	94,741
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	96,392
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	91,084
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	141,232
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,283
3.75%, 05/01/24 (a)	100,000	97,507
2.65%, 01/15/25 (a)	100,000	94,601
3.50%, 02/01/25 (a)	100,000	95,968
4.13%, 01/15/26 (a)	150,000	145,323
3.25%, 10/15/26 (a)	150,000	138,839
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	93,202
2.15%, 06/01/26 (a)	100,000	84,750
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	99,189
3.63%, 03/15/24 (a)	200,000	196,058
4.00%, 06/01/25 (a)	250,000	244,057
4.25%, 04/01/26 (a)	100,000	97,626
2.70%, 02/15/27 (a)	100,000	91,228
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	243,490
		11,691,769
		205,913,066

Industrial 12.7%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	97,968
1.50%, 10/15/25 (a)	200,000	183,762
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	147,031

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	97,205
6.55%, 11/29/27 (a)	200,000	201,684
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	200,970
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,177
5.90%, 07/05/24	400,000	397,732
6.05%, 03/15/25	200,000	199,106
1.40%, 08/05/26 (a)	150,000	124,536
6.17%, 07/15/27 (a)	400,000	391,880
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	197,220
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	397,736
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	195,650
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	187,040
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	92,768
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	96,728
5.50%, 01/17/27	200,000	200,028
FMC Corp.
4.10%, 02/01/24 (a)	100,000	98,702
3.20%, 10/01/26 (a)	150,000	140,658
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	198,390
5.00%, 09/01/27 (a)	100,000	97,418
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	150,765
Linde, Inc.
2.65%, 02/05/25 (a)	100,000	96,209
3.20%, 01/30/26 (a)	100,000	96,901
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	223,475
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	250,962
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	93,353
4.30%, 05/23/27 (a)	200,000	195,552
Nutrien Ltd.
5.90%, 11/07/24	250,000	252,870
3.00%, 04/01/25 (a)	100,000	95,706
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	97,751
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	95,953
1.20%, 03/15/26 (a)	200,000	178,394
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	90,159
Southern Copper Corp.
3.88%, 04/23/25	150,000	146,654
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	142,989
2.40%, 06/15/25 (a)	100,000	93,999
1.65%, 10/15/27 (a)	100,000	84,046
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,387
3.45%, 08/01/25 (a)	150,000	144,654
3.95%, 01/15/26 (a)	100,000	97,754
3.45%, 06/01/27 (a)	300,000	282,168
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vale Overseas Ltd.
6.25%, 08/10/26	200,000	207,744
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	188,166
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	95,778
3.75%, 03/15/25 (a)	100,000	97,098
4.65%, 03/15/26 (a)	200,000	197,140
		7,835,016
Capital Goods 1.4%
3M Co.
3.25%, 02/14/24 (a)	350,000	344,190
2.00%, 02/14/25 (a)	100,000	94,986
2.65%, 04/15/25 (a)	250,000	240,115
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,612
3.55%, 10/01/27 (a)	100,000	91,199
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	94,798
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	200,000	194,458
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	97,848
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,282
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	189,666
1.57%, 01/15/26 (a)	350,000	313,309
1.65%, 01/15/27 (a)	100,000	84,695
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	97,171
Carrier Global Corp.
2.24%, 02/15/25 (a)	100,000	94,486
2.49%, 02/15/27 (a)	300,000	272,358
Caterpillar Financial Services Corp.
3.65%, 12/07/23	100,000	99,044
0.95%, 01/10/24	300,000	288,147
0.45%, 05/17/24	300,000	282,291
2.85%, 05/17/24	100,000	97,443
3.30%, 06/09/24	100,000	98,158
2.15%, 11/08/24	200,000	191,024
3.25%, 12/01/24	100,000	97,450
3.40%, 05/13/25	400,000	389,836
1.45%, 05/15/25	200,000	186,358
0.80%, 11/13/25	400,000	360,312
0.90%, 03/02/26	350,000	314,149
1.15%, 09/14/26	150,000	133,226
1.10%, 09/14/27	200,000	172,118
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	98,423
CNH Industrial Capital LLC
4.20%, 01/15/24	50,000	49,440
1.88%, 01/15/26 (a)	200,000	182,274
1.45%, 07/15/26 (a)	150,000	132,836
Deere & Co.
2.75%, 04/15/25 (a)	250,000	240,612
Dover Corp.
3.15%, 11/15/25 (a)	100,000	95,896
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	93,804
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	174,518
1.80%, 10/15/27 (a)	100,000	88,492

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	235,817
General Dynamics Corp.
3.25%, 04/01/25 (a)	325,000	316,075
1.15%, 06/01/26 (a)	150,000	133,989
2.13%, 08/15/26 (a)	100,000	92,191
3.50%, 04/01/27 (a)	200,000	192,584
Honeywell International, Inc.
3.35%, 12/01/23	50,000	49,326
2.30%, 08/15/24 (a)	150,000	144,623
1.35%, 06/01/25 (a)	300,000	278,277
2.50%, 11/01/26 (a)	400,000	374,192
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	95,770
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	148,308
2.65%, 11/15/26 (a)	200,000	189,376
John Deere Capital Corp.
3.45%, 01/10/24	200,000	197,708
0.45%, 01/17/24	200,000	191,118
2.60%, 03/07/24	150,000	146,390
0.45%, 06/07/24	100,000	93,959
2.65%, 06/24/24	100,000	97,416
2.05%, 01/09/25	100,000	95,217
3.45%, 03/13/25	400,000	391,344
0.70%, 01/15/26	300,000	268,074
1.05%, 06/17/26	250,000	223,092
2.25%, 09/14/26	200,000	186,130
1.30%, 10/13/26	150,000	133,538
1.70%, 01/11/27	200,000	179,376
1.75%, 03/09/27	400,000	358,376
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	98,217
3.90%, 02/14/26 (a)	200,000	195,820
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	294,330
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	150,000	146,414
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	181,572
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	244,452
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	147,980
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	400,000	384,732
3.20%, 02/01/27 (a)	100,000	94,250
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	328,251
Owens Corning
3.40%, 08/15/26 (a)	150,000	141,342
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	240,375
3.30%, 11/21/24 (a)	50,000	48,412
3.25%, 03/01/27 (a)	200,000	188,076
4.25%, 09/15/27 (a)	200,000	194,696
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	243,160
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	150,000	149,035
3.20%, 03/15/24 (a)	150,000	147,177
3.95%, 08/16/25 (a)	350,000	344,088
2.65%, 11/01/26 (a)	200,000	185,752
3.50%, 03/15/27 (a)	300,000	287,100
3.13%, 05/04/27 (a)	150,000	140,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
2.50%, 08/15/24 (a)	200,000	192,190
3.20%, 03/15/25 (a)	100,000	96,102
0.88%, 11/15/25 (a)	250,000	224,132
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	96,600
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	100,000	95,850
1.00%, 09/15/25 (a)	250,000	225,207
3.80%, 12/15/26 (a)	150,000	144,816
1.40%, 09/15/27 (a)	100,000	85,541
Snap-on, Inc.
3.25%, 03/01/27 (a)	150,000	143,258
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	92,544
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	192,090
4.00%, 03/15/60 (a)(b)	200,000	172,570
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	100,000	94,366
1.60%, 04/01/26 (a)	100,000	89,578
Textron, Inc.
4.30%, 03/01/24 (a)	150,000	148,670
4.00%, 03/15/26 (a)	100,000	97,025
3.65%, 03/15/27 (a)	100,000	93,988
The Boeing Co.
1.95%, 02/01/24	100,000	96,160
1.43%, 02/04/24 (a)	550,000	524,986
2.80%, 03/01/24 (a)	200,000	194,138
4.88%, 05/01/25 (a)	700,000	693,672
2.75%, 02/01/26 (a)	350,000	325,062
2.20%, 02/04/26 (a)	1,000,000	908,270
3.10%, 05/01/26 (a)	150,000	140,631
2.25%, 06/15/26 (a)	200,000	180,802
2.70%, 02/01/27 (a)	200,000	181,096
5.04%, 05/01/27 (a)	450,000	446,044
The Timken Co.
3.88%, 09/01/24 (a)	150,000	147,014
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,642
3.50%, 03/21/26 (a)	100,000	94,853
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	126,935
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	99,562
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	96,877
0.75%, 11/15/25 (a)	200,000	179,590
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	200,000	196,770
3.20%, 06/15/25 (a)	100,000	93,840
3.45%, 11/15/26 (a)	200,000	186,204
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	94,129
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,390
		22,986,597
Communications 1.3%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	200,000	192,210
American Tower Corp.
0.60%, 01/15/24	150,000	142,839
5.00%, 02/15/24	100,000	99,944

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/15/24 (a)	100,000	97,452
2.95%, 01/15/25 (a)	100,000	95,540
2.40%, 03/15/25 (a)	200,000	188,226
4.40%, 02/15/26 (a)	150,000	146,688
1.60%, 04/15/26 (a)	100,000	88,834
1.45%, 09/15/26 (a)	250,000	217,655
3.38%, 10/15/26 (a)	250,000	233,365
2.75%, 01/15/27 (a)	200,000	181,504
3.13%, 01/15/27 (a)	100,000	92,072
3.65%, 03/15/27 (a)	200,000	187,548
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	379,640
3.88%, 01/15/26 (a)	50,000	49,136
1.70%, 03/25/26 (a)	600,000	538,290
2.95%, 07/15/26 (a)	150,000	141,408
3.80%, 02/15/27 (a)	200,000	193,366
4.25%, 03/01/27 (a)	200,000	196,686
2.30%, 06/01/27 (a)	600,000	541,308
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	198,580
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	247,378
4.91%, 07/23/25 (a)	850,000	836,731
Comcast Corp.
3.70%, 04/15/24 (a)	450,000	443,821
3.38%, 02/15/25 (a)	150,000	146,076
3.38%, 08/15/25 (a)	350,000	339,413
3.95%, 10/15/25 (a)	550,000	541,282
3.15%, 03/01/26 (a)	400,000	384,048
2.35%, 01/15/27 (a)	550,000	504,608
3.30%, 02/01/27 (a)	200,000	190,318
3.30%, 04/01/27 (a)	150,000	142,590
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	97,060
1.35%, 07/15/25 (a)	200,000	182,036
4.45%, 02/15/26 (a)	250,000	244,540
3.70%, 06/15/26 (a)	200,000	190,526
1.05%, 07/15/26 (a)	200,000	173,602
2.90%, 03/15/27 (a)	200,000	182,972
Discovery Communications LLC
3.80%, 03/13/24 (a)	200,000	195,628
3.90%, 11/15/24 (a)	200,000	193,234
3.45%, 03/15/25 (a)	50,000	47,578
4.90%, 03/11/26 (a)	200,000	194,720
Fox Corp.
3.05%, 04/07/25 (a)	150,000	143,864
Grupo Televisa S.A.B.
4.63%, 01/30/26 (a)	200,000	195,370
Magallanes, Inc.
3.43%, 03/15/24 (d)	300,000	291,462
3.64%, 03/15/25 (d)	400,000	382,360
3.76%, 03/15/27 (a)(d)	800,000	729,424
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(d)	550,000	517,209
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	195,312
3.60%, 04/15/26 (a)	300,000	288,993
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(d)	300,000	283,416
3.63%, 12/15/25 (a)	150,000	142,848
3.20%, 03/15/27 (a)(d)	300,000	280,356
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	292,305
3.70%, 04/14/27 (a)	200,000	190,384
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones S.A.
4.10%, 03/08/27	400,000	381,244
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	143,307
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	94,756
The Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	333,137
3.70%, 09/15/24 (a)	100,000	98,215
3.35%, 03/24/25	375,000	365,392
1.75%, 01/13/26	400,000	368,044
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	675,000	654,001
1.50%, 02/15/26 (a)	250,000	224,430
2.25%, 02/15/26 (a)	400,000	366,912
2.63%, 04/15/26 (a)	300,000	277,017
3.75%, 04/15/27 (a)	750,000	710,850
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	192,710
3.00%, 02/13/26	350,000	334,215
1.85%, 07/30/26	300,000	273,288
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	237,760
3.50%, 11/01/24 (a)	100,000	98,083
3.38%, 02/15/25	300,000	293,136
0.85%, 11/20/25 (a)	350,000	314,160
1.45%, 03/20/26 (a)	300,000	271,692
2.63%, 08/15/26	450,000	419,089
4.13%, 03/16/27	600,000	589,044
3.00%, 03/22/27 (a)	200,000	187,692
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	266,000	263,707
2.90%, 01/15/27 (a)	200,000	180,776
Vodafone Group PLC
3.75%, 01/16/24	100,000	98,969
4.13%, 05/30/25	250,000	247,080
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	190,578
WPP Finance 2010
3.75%, 09/19/24	100,000	96,685
		21,919,724
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	400,000	386,320
Amazon.com, Inc.
0.45%, 05/12/24	450,000	425,083
2.80%, 08/22/24 (a)	350,000	340,385
3.80%, 12/05/24 (a)	250,000	246,802
3.00%, 04/13/25	400,000	387,864
0.80%, 06/03/25 (a)	200,000	183,464
5.20%, 12/03/25 (a)	250,000	255,917
1.00%, 05/12/26 (a)	550,000	490,798
3.30%, 04/13/27 (a)	600,000	576,018
1.20%, 06/03/27 (a)	250,000	218,490
3.15%, 08/22/27 (a)	700,000	664,664
American Honda Finance Corp.
3.55%, 01/12/24	150,000	147,977
2.90%, 02/16/24	100,000	97,648
2.40%, 06/27/24	50,000	48,159
0.55%, 07/12/24	100,000	93,366
0.75%, 08/09/24	250,000	234,220
2.15%, 09/10/24	200,000	191,086
1.50%, 01/13/25	250,000	234,482
1.20%, 07/08/25	250,000	228,930
1.00%, 09/10/25	250,000	226,520

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 09/09/26	200,000	177,670
2.35%, 01/08/27	150,000	136,920
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	95,940
4.50%, 10/01/25 (a)	150,000	146,430
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	97,547
3.63%, 04/15/25 (a)	100,000	97,177
3.75%, 06/01/27 (a)	200,000	192,404
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,882
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	290,304
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	48,272
2.65%, 07/01/27 (a)	200,000	180,478
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	200,410
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	50,000	48,925
3.00%, 05/18/27 (a)	250,000	239,205
1.38%, 06/20/27 (a)	250,000	221,838
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	135,657
D.R. Horton, Inc.
2.50%, 10/15/24 (a)	100,000	95,405
2.60%, 10/15/25 (a)	50,000	46,733
1.30%, 10/15/26 (a)	200,000	172,292
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	192,096
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,229
3.88%, 04/15/27 (a)	200,000	192,814
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	196,020
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,494
1.90%, 03/11/25 (a)	200,000	187,794
1.40%, 05/10/26 (a)	200,000	178,484
3.60%, 06/05/27 (a)	150,000	142,101
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	199,608
4.63%, 08/01/27 (a)	150,000	145,121
General Motors Co.
4.00%, 04/01/25	200,000	195,300
6.13%, 10/01/25 (a)	500,000	507,175
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	400,000	398,072
3.95%, 04/13/24 (a)	350,000	344,263
3.50%, 11/07/24 (a)	200,000	193,130
4.00%, 01/15/25 (a)	200,000	194,602
2.90%, 02/26/25 (a)	400,000	378,168
4.35%, 04/09/25 (a)	250,000	245,097
2.75%, 06/20/25 (a)	250,000	235,370
4.30%, 07/13/25 (a)	200,000	194,338
1.25%, 01/08/26 (a)	350,000	307,415
5.25%, 03/01/26 (a)	350,000	346,619
1.50%, 06/10/26 (a)	350,000	303,919
4.00%, 10/06/26 (a)	200,000	188,180
4.35%, 01/17/27 (a)	150,000	143,999
2.35%, 02/26/27 (a)	250,000	220,483
5.00%, 04/09/27 (a)	300,000	293,490
2.70%, 08/20/27 (a)	200,000	176,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	100,000	95,476
5.25%, 06/01/25 (a)	200,000	197,404
5.38%, 04/15/26 (a)	200,000	194,782
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	143,171
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	195,768
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	250,000	230,255
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	200,000	187,488
5.63%, 04/23/25 (a)	100,000	99,303
4.85%, 03/15/26 (a)	100,000	98,601
JD.com, Inc.
3.88%, 04/29/26	200,000	190,760
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	94,529
Lennar Corp.
4.88%, 12/15/23 (a)	150,000	149,567
4.50%, 04/30/24 (a)	150,000	147,897
4.75%, 05/30/25 (a)	200,000	197,672
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	194,542
4.00%, 04/15/25 (a)	175,000	172,501
2.50%, 04/15/26 (a)	300,000	281,487
3.35%, 04/01/27 (a)	200,000	190,168
3.10%, 05/03/27 (a)	300,000	281,964
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	97,915
4.15%, 10/01/25 (a)	250,000	246,047
Marriott International, Inc.
4.15%, 12/01/23 (a)	100,000	99,302
3.60%, 04/15/24 (a)	250,000	245,562
5.75%, 05/01/25 (a)	100,000	101,751
3.13%, 06/15/26 (a)	200,000	187,358
5.00%, 10/15/27 (a)	150,000	149,153
McDonald's Corp.
3.25%, 06/10/24	100,000	98,084
3.38%, 05/26/25 (a)	150,000	146,271
3.30%, 07/01/25 (a)	200,000	194,680
1.45%, 09/01/25 (a)	150,000	138,693
3.70%, 01/30/26 (a)	350,000	343,598
3.50%, 03/01/27 (a)	200,000	192,954
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	143,835
2.38%, 11/01/26 (a)	250,000	232,927
2.75%, 03/27/27 (a)	250,000	235,295
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	145,200
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	95,101
2.15%, 08/15/24	100,000	95,660
1.80%, 02/06/25	200,000	188,922
2.00%, 02/04/27	200,000	181,784
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	151,595
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	146,400
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	146,826
Ross Stores, Inc.
4.60%, 04/15/25 (a)	150,000	149,609
0.88%, 04/15/26 (a)	150,000	132,074

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starbucks Corp.
3.80%, 08/15/25 (a)	150,000	148,052
2.45%, 06/15/26 (a)	150,000	140,385
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,036
Target Corp.
3.50%, 07/01/24	200,000	196,922
2.25%, 04/15/25 (a)	300,000	285,672
2.50%, 04/15/26	250,000	235,840
1.95%, 01/15/27 (a)	250,000	228,850
The Home Depot, Inc.
3.75%, 02/15/24 (a)	200,000	198,222
3.35%, 09/15/25 (a)	300,000	291,912
3.00%, 04/01/26 (a)	400,000	383,404
2.13%, 09/15/26 (a)	300,000	276,687
2.50%, 04/15/27 (a)	200,000	185,842
2.80%, 09/14/27 (a)	200,000	187,388
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	225,000	209,034
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	96,878
4.88%, 03/15/27 (a)	150,000	141,131
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	379,064
2.36%, 07/02/24	100,000	96,518
1.34%, 03/25/26 (a)	300,000	271,077
Toyota Motor Credit Corp.
0.45%, 01/11/24	200,000	190,802
2.50%, 03/22/24	200,000	194,414
2.90%, 04/17/24	100,000	97,495
0.63%, 09/13/24	200,000	186,330
2.00%, 10/07/24	200,000	190,472
1.45%, 01/13/25	300,000	281,640
1.80%, 02/13/25	300,000	282,846
3.00%, 04/01/25	350,000	337,396
3.40%, 04/14/25	150,000	145,977
3.95%, 06/30/25	250,000	246,132
0.80%, 10/16/25	350,000	314,688
0.80%, 01/09/26	100,000	89,404
1.13%, 06/18/26	200,000	177,924
3.20%, 01/11/27	200,000	189,480
1.90%, 01/13/27	50,000	44,955
3.05%, 03/22/27	400,000	376,268
4.55%, 09/20/27	200,000	198,798
VF Corp.
2.40%, 04/23/25 (a)	150,000	141,081
2.80%, 04/23/27 (a)	200,000	182,556
VICI Properties LP
4.38%, 05/15/25	125,000	120,475
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200,000	196,388
3.45%, 06/01/26 (a)	250,000	239,655
Walmart, Inc.
3.30%, 04/22/24 (a)	350,000	344,330
2.85%, 07/08/24 (a)	200,000	195,132
2.65%, 12/15/24 (a)	200,000	193,096
3.55%, 06/26/25 (a)	300,000	296,388
3.90%, 09/09/25	250,000	247,242
3.05%, 07/08/26 (a)	200,000	193,748
1.05%, 09/17/26 (a)	100,000	88,900
3.95%, 09/09/27 (a)	200,000	199,032
		32,859,358
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.0%
Abbott Laboratories
2.95%, 03/15/25 (a)	245,000	237,581
3.75%, 11/30/26 (a)	300,000	296,058
AbbVie, Inc.
3.85%, 06/15/24 (a)	50,000	49,322
2.60%, 11/21/24 (a)	800,000	766,480
3.80%, 03/15/25 (a)	600,000	587,634
3.60%, 05/14/25 (a)	800,000	779,336
3.20%, 05/14/26 (a)	350,000	333,119
2.95%, 11/21/26 (a)	850,000	796,084
Altria Group, Inc.
4.00%, 01/31/24	150,000	148,581
3.80%, 02/14/24 (a)	100,000	98,464
2.35%, 05/06/25 (a)	50,000	47,087
4.40%, 02/14/26 (a)	200,000	196,882
2.63%, 09/16/26 (a)	150,000	138,045
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	146,933
3.25%, 03/01/25 (a)	97,000	93,713
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	246,145
1.90%, 02/21/25 (a)	100,000	94,414
3.13%, 05/01/25 (a)	200,000	193,652
2.60%, 08/19/26 (a)	300,000	279,561
2.20%, 02/21/27 (a)	400,000	364,204
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	582,798
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	232,917
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	350,000	329,546
1.20%, 05/28/26 (a)	250,000	223,712
AstraZeneca PLC
3.38%, 11/16/25	200,000	193,814
0.70%, 04/08/26 (a)	200,000	177,326
3.13%, 06/12/27 (a)	200,000	190,120
BAT Capital Corp.
3.22%, 08/15/24 (a)	450,000	434,101
2.79%, 09/06/24 (a)	150,000	143,523
3.22%, 09/06/26 (a)	300,000	278,628
4.70%, 04/02/27 (a)	200,000	193,320
3.56%, 08/15/27 (a)	700,000	638,904
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	266,091
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	196,844
Baxter International, Inc.
1.32%, 11/29/24	200,000	186,262
2.60%, 08/15/26 (a)	200,000	184,402
1.92%, 02/01/27 (a)	300,000	267,501
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	244,245
3.73%, 12/15/24 (a)	200,000	195,300
3.70%, 06/06/27 (a)	250,000	239,175
Biogen, Inc.
4.05%, 09/15/25 (a)	400,000	390,016
Boston Scientific Corp.
3.45%, 03/01/24 (a)	88,000	86,478
1.90%, 06/01/25 (a)	200,000	187,224
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	550,000	535,249
3.88%, 08/15/25 (a)	80,000	78,154
0.75%, 11/13/25 (a)	200,000	180,348
3.20%, 06/15/26 (a)	500,000	480,840

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	138,303
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	137,256
3.25%, 08/15/26 (a)	250,000	234,630
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	147,206
3.30%, 03/19/25 (a)	100,000	96,716
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	250,000	242,647
3.75%, 09/15/25 (a)	150,000	145,254
3.41%, 06/15/27 (a)	250,000	235,110
Cigna Corp.
3.50%, 06/15/24 (a)	97,000	94,984
3.25%, 04/15/25 (a)	100,000	96,804
4.13%, 11/15/25 (a)	500,000	490,975
4.50%, 02/25/26 (a)	300,000	299,550
1.25%, 03/15/26 (a)	250,000	224,370
3.40%, 03/01/27 (a)	350,000	331,156
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	144,291
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	143,684
1.55%, 10/01/25 (a)	100,000	90,059
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	197,634
4.60%, 11/01/25 (a)	300,000	297,126
Constellation Brands, Inc.
3.60%, 05/09/24	100,000	98,113
4.75%, 11/15/24	150,000	149,451
4.40%, 11/15/25 (a)	150,000	148,540
3.50%, 05/09/27 (a)	200,000	188,916
4.35%, 05/09/27 (a)	200,000	195,554
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	97,776
2.63%, 08/15/24 (a)	100,000	96,710
4.10%, 03/25/25 (a)	300,000	297,141
3.88%, 07/20/25 (a)	500,000	491,655
2.88%, 06/01/26 (a)	500,000	469,225
3.00%, 08/15/26 (a)	200,000	188,200
3.63%, 04/01/27 (a)	175,000	167,942
1.30%, 08/21/27 (a)	400,000	343,548
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	286,062
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	183,396
5.30%, 10/24/27 (a)	200,000	206,304
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	143,925
3.10%, 05/15/27 (a)	200,000	190,364
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	150,000	141,587
GE Healthcare Holding LLC
5.55%, 11/15/24 (d)	200,000	200,940
5.60%, 11/15/25 (a)(d)	300,000	303,102
5.65%, 11/15/27 (a)(d)	250,000	255,995
General Mills, Inc.
3.65%, 02/15/24 (a)	150,000	148,284
4.00%, 04/17/25 (a)	100,000	98,705
3.20%, 02/10/27 (a)	200,000	191,234
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	250,000	246,240
3.50%, 02/01/25 (a)	280,000	273,498
3.65%, 03/01/26 (a)	700,000	679,469
2.95%, 03/01/27 (a)	300,000	280,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	200,000	195,468
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	245,610
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)	250,000	242,837
3.13%, 03/24/25	250,000	239,705
3.38%, 03/24/27 (a)	250,000	233,867
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	96,225
3.55%, 11/19/26 (a)	200,000	188,744
HCA, Inc.
5.00%, 03/15/24	350,000	348,747
5.38%, 02/01/25	600,000	599,340
5.25%, 04/15/25	300,000	300,243
5.88%, 02/15/26 (a)	200,000	201,744
5.25%, 06/15/26 (a)	200,000	198,704
5.38%, 09/01/26 (a)	200,000	199,406
4.50%, 02/15/27 (a)	250,000	240,752
3.13%, 03/15/27 (a)(d)	250,000	227,755
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	235,235
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(d)	200,000	176,688
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	96,590
0.55%, 09/01/25 (a)	200,000	181,906
2.45%, 03/01/26 (a)	500,000	474,755
2.95%, 03/03/27 (a)	250,000	238,982
0.95%, 09/01/27 (a)	200,000	174,286
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	141,501
Kellogg Co.
2.65%, 12/01/23	150,000	146,693
3.25%, 04/01/26	200,000	191,488
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	100,000	98,090
0.75%, 03/15/24 (a)	200,000	189,176
4.42%, 05/25/25 (a)	184,000	183,682
3.40%, 11/15/25 (a)	200,000	193,488
3.43%, 06/15/27 (a)	150,000	141,012
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	144,443
2.75%, 02/15/26	100,000	95,009
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	400,000	376,676
3.88%, 05/15/27 (a)	300,000	289,572
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	250,000	241,307
2.30%, 12/01/24 (a)	100,000	94,624
3.60%, 02/01/25 (a)	150,000	145,562
1.55%, 06/01/26 (a)	150,000	133,194
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,445
0.90%, 02/15/26 (a)	200,000	175,906
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	147,837
0.90%, 12/03/25 (a)	200,000	178,344
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	197,150
Merck & Co., Inc.
2.90%, 03/07/24 (a)	100,000	98,010
2.75%, 02/10/25 (a)	600,000	578,526
0.75%, 02/24/26 (a)	250,000	224,200
1.70%, 06/10/27 (a)	300,000	268,908

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	375,940
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	93,040
2.63%, 03/17/27 (a)	200,000	182,552
Novartis Capital Corp.
3.40%, 05/06/24	400,000	393,856
1.75%, 02/14/25 (a)	300,000	284,568
3.00%, 11/20/25 (a)	350,000	337,974
2.00%, 02/14/27 (a)	250,000	229,257
3.10%, 05/17/27 (a)	200,000	191,614
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	134,714
PepsiCo, Inc.
3.60%, 03/01/24 (a)	350,000	345,786
2.25%, 03/19/25 (a)	200,000	191,208
2.75%, 04/30/25 (a)	150,000	144,224
3.50%, 07/17/25 (a)	200,000	196,250
2.85%, 02/24/26 (a)	200,000	192,272
2.38%, 10/06/26 (a)	200,000	187,806
2.63%, 03/19/27 (a)	100,000	93,473
3.00%, 10/15/27 (a)	200,000	189,806
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	200,000	184,416
Pfizer, Inc.
2.95%, 03/15/24 (a)	150,000	147,269
3.40%, 05/15/24	150,000	147,675
0.80%, 05/28/25 (a)	250,000	230,937
2.75%, 06/03/26	300,000	285,876
3.00%, 12/15/26	300,000	287,520
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	194,336
3.25%, 11/10/24	200,000	193,320
1.50%, 05/01/25 (a)	100,000	92,593
3.38%, 08/11/25 (a)	200,000	192,048
5.00%, 11/17/25	200,000	199,260
2.75%, 02/25/26 (a)	200,000	188,378
0.88%, 05/01/26 (a)	150,000	132,179
5.13%, 11/17/27 (a)	300,000	300,792
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	145,794
3.45%, 06/01/26 (a)	200,000	192,132
Reynolds American, Inc.
4.45%, 06/12/25 (a)	500,000	491,915
Royalty Pharma PLC
1.20%, 09/02/25 (a)	200,000	179,404
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	600,000	565,788
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	97,789
1.15%, 06/15/25 (a)	100,000	91,763
3.38%, 11/01/25 (a)	200,000	193,716
3.50%, 03/15/26 (a)	250,000	242,197
Sutter Health
1.32%, 08/15/25 (a)	150,000	136,635
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	194,286
3.30%, 07/15/26 (a)	300,000	284,661
The Clorox Co.
3.10%, 10/01/27 (a)	100,000	93,441
The Coca-Cola Co.
1.75%, 09/06/24	300,000	288,153
3.38%, 03/25/27	250,000	242,620
1.45%, 06/01/27	300,000	267,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	142,511
The Hershey Co.
0.90%, 06/01/25 (a)	100,000	91,613
2.30%, 08/15/26 (a)	150,000	139,265
The JM Smucker Co.
3.50%, 03/15/25	200,000	194,398
The Kroger Co.
4.00%, 02/01/24 (a)	150,000	148,518
3.50%, 02/01/26 (a)	200,000	192,234
2.65%, 10/15/26 (a)	200,000	184,208
The Procter & Gamble Co.
0.55%, 10/29/25	150,000	135,002
2.70%, 02/02/26	300,000	287,325
1.00%, 04/23/26	250,000	224,937
2.45%, 11/03/26	100,000	94,187
1.90%, 02/01/27	250,000	229,520
2.80%, 03/25/27	150,000	141,438
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	466,450
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	300,000	295,020
4.00%, 03/01/26 (a)	150,000	146,235
3.55%, 06/02/27 (a)	300,000	283,752
Unilever Capital Corp.
3.25%, 03/07/24 (a)	150,000	147,548
2.60%, 05/05/24 (a)	200,000	194,328
0.63%, 08/12/24 (a)	100,000	93,435
3.10%, 07/30/25	200,000	193,080
2.00%, 07/28/26	150,000	137,769
2.90%, 05/05/27 (a)	200,000	187,884
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	200,000	171,970
UPMC
1.80%, 04/15/26 (a)	150,000	136,544
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	500,000	469,655
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	135,974
2.30%, 06/22/27 (a)	150,000	129,185
Whirlpool Corp.
4.00%, 03/01/24	100,000	98,745
3.70%, 05/01/25	100,000	97,596
Wyeth LLC
6.45%, 02/01/24	100,000	101,875
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	300,000	290,040
3.05%, 01/15/26 (a)	200,000	189,506
Zoetis, Inc.
4.50%, 11/13/25 (a)	200,000	198,986
		50,557,361
Energy 1.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.23%, 12/15/23	150,000	144,635
2.06%, 12/15/26 (a)	150,000	135,386
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	99,286
4.45%, 07/15/27 (a)	150,000	143,588
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	197,056
3.41%, 02/11/26 (a)	100,000	96,743
3.12%, 05/04/26 (a)	300,000	286,896

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.02%, 01/16/27 (a)	200,000	188,204
3.59%, 04/14/27 (a)	200,000	192,652
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	189,248
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,511
3.90%, 02/01/25 (a)	100,000	97,904
2.05%, 07/15/25 (a)	150,000	140,265
3.85%, 06/01/27 (a)	250,000	237,312
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	304,329
5.88%, 03/31/25 (a)	350,000	351,897
5.13%, 06/30/27 (a)	300,000	300,636
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	147,024
1.55%, 05/11/25 (a)	700,000	654,822
3.33%, 11/17/25 (a)	100,000	97,127
2.95%, 05/16/26 (a)	500,000	477,015
2.00%, 05/11/27 (a)	200,000	181,380
Chevron USA, Inc.
3.90%, 11/15/24 (a)	100,000	98,992
0.69%, 08/12/25 (a)	200,000	181,682
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	297,066
ConocoPhillips Co.
2.13%, 03/08/24 (a)	200,000	193,250
3.35%, 11/15/24 (a)	100,000	97,695
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	243,275
Coterra Energy, Inc.
3.90%, 05/15/27 (a)(d)	200,000	189,080
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	200,434
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	50,000	50,197
5.85%, 12/15/25 (a)	150,000	153,513
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	187,630
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	190,290
3.60%, 12/15/24 (a)	67,000	65,445
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	153,501
Enbridge, Inc.
3.50%, 06/10/24 (a)	100,000	97,604
2.50%, 01/15/25 (a)	150,000	142,550
1.60%, 10/04/26 (a)	150,000	132,002
4.25%, 12/01/26 (a)	200,000	194,302
Energy Transfer LP
4.90%, 02/01/24 (a)	100,000	99,441
4.25%, 04/01/24 (a)	100,000	98,174
4.50%, 04/15/24 (a)	200,000	197,628
3.90%, 05/15/24 (a)	100,000	97,681
4.05%, 03/15/25 (a)	50,000	48,610
2.90%, 05/15/25 (a)	300,000	283,512
4.75%, 01/15/26 (a)	250,000	245,925
3.90%, 07/15/26 (a)	200,000	189,180
4.40%, 03/15/27 (a)	200,000	191,668
4.20%, 04/15/27 (a)	200,000	189,878
5.50%, 06/01/27 (a)	200,000	200,322
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	150,000	147,676
3.75%, 02/15/25 (a)	300,000	293,646
3.70%, 02/15/26 (a)	250,000	242,035
5.25%, 08/16/77 (a)(b)	150,000	122,553
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,763
4.15%, 01/15/26 (a)	200,000	197,354
EQT Corp.
6.13%, 02/01/25 (a)(f)	250,000	252,110
3.90%, 10/01/27 (a)	200,000	186,062
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	100,000	98,429
2.02%, 08/16/24 (a)	250,000	240,075
2.71%, 03/06/25 (a)	400,000	384,752
2.99%, 03/19/25 (a)	450,000	436,383
3.04%, 03/01/26 (a)	500,000	479,825
2.28%, 08/16/26 (a)	250,000	233,742
3.29%, 03/19/27 (a)	250,000	241,907
Halliburton Co.
3.80%, 11/15/25 (a)	140,000	137,173
Hess Corp.
4.30%, 04/01/27 (a)	250,000	240,495
HF Sinclair Corp.
2.63%, 10/01/23	200,000	195,880
5.88%, 04/01/26 (a)	150,000	151,128
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	98,708
4.30%, 05/01/24 (a)	200,000	197,468
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	394,168
1.75%, 11/15/26 (a)	150,000	132,965
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	200,556
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	193,558
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	97,872
4.70%, 05/01/25 (a)	300,000	297,591
5.13%, 12/15/26 (a)	200,000	200,534
MPLX LP
4.88%, 12/01/24 (a)	200,000	198,584
4.00%, 02/15/25 (a)	50,000	48,688
4.88%, 06/01/25 (a)	250,000	246,962
1.75%, 03/01/26 (a)	200,000	179,430
4.13%, 03/01/27 (a)	300,000	286,545
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	100,209
5.50%, 01/15/26 (a)	100,000	100,283
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	98,953
ONEOK, Inc.
2.75%, 09/01/24 (a)	100,000	96,168
5.85%, 01/15/26 (a)	275,000	279,576
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	100,000	99,586
Phillips 66
0.90%, 02/15/24 (a)	50,000	47,642
3.85%, 04/09/25 (a)	150,000	147,072
1.30%, 02/15/26 (a)	100,000	89,763
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(d)	100,000	94,196
3.55%, 10/01/26 (a)	150,000	141,737
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	133,962
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	100,000	96,440
4.65%, 10/15/25 (a)	250,000	246,550
4.50%, 12/15/26 (a)	200,000	193,284

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	250,515
5.63%, 03/01/25 (a)	500,000	501,950
5.88%, 06/30/26 (a)	175,000	177,732
5.00%, 03/15/27 (a)	400,000	395,372
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	183,598
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	247,307
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	286,725
3.25%, 05/11/25	500,000	486,740
2.88%, 05/10/26	500,000	476,515
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	198,930
3.50%, 03/15/25 (a)	150,000	144,724
3.38%, 10/15/26 (a)	150,000	140,807
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	197,750
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	98,506
3.90%, 05/25/27 (a)	100,000	95,158
The Williams Cos., Inc.
4.30%, 03/04/24 (a)	200,000	197,966
4.55%, 06/24/24 (a)	200,000	198,012
3.90%, 01/15/25 (a)	200,000	195,572
4.00%, 09/15/25 (a)	200,000	195,226
3.75%, 06/15/27 (a)	250,000	236,682
TotalEnergies Capital International S.A.
3.70%, 01/15/24	150,000	148,308
3.75%, 04/10/24	150,000	148,197
2.43%, 01/10/25 (a)	300,000	287,616
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	300,000	278,634
4.88%, 01/15/26 (a)	100,000	99,367
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	268,912
		24,726,302
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	193,798
Quanta Services, Inc.
0.95%, 10/01/24 (a)	200,000	183,406
Yale University
0.87%, 04/15/25 (a)	150,000	138,213
		515,417
Technology 2.6%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,009
3.25%, 02/01/25 (a)	100,000	97,802
2.15%, 02/01/27 (a)	200,000	183,974
Alphabet, Inc.
3.38%, 02/25/24	200,000	199,502
0.45%, 08/15/25 (a)	250,000	226,645
2.00%, 08/15/26 (a)	450,000	419,440
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	338,138
Apple Inc.
3.00%, 02/09/24 (a)	300,000	294,810
3.45%, 05/06/24	625,000	615,669
2.85%, 05/11/24 (a)	300,000	293,055
1.80%, 09/11/24 (a)	100,000	95,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 01/13/25 (a)	200,000	193,608
2.50%, 02/09/25	250,000	240,075
1.13%, 05/11/25 (a)	450,000	416,056
3.20%, 05/13/25	500,000	486,345
0.55%, 08/20/25 (a)	350,000	316,603
0.70%, 02/08/26 (a)	300,000	268,098
3.25%, 02/23/26 (a)	750,000	726,292
2.45%, 08/04/26 (a)	600,000	562,686
2.05%, 09/11/26 (a)	500,000	461,245
3.35%, 02/09/27 (a)	400,000	387,260
3.20%, 05/11/27 (a)	500,000	480,650
3.00%, 06/20/27 (a)	250,000	238,967
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	197,550
3.30%, 04/01/27 (a)	200,000	192,512
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	96,193
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	244,377
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	145,508
Baidu, Inc.
4.38%, 05/14/24 (a)	250,000	246,175
3.08%, 04/07/25 (a)	250,000	235,878
1.72%, 04/09/26 (a)	200,000	177,712
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	200,000	193,518
3.88%, 01/15/27 (a)	675,000	639,785
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	146,886
3.15%, 11/15/25 (a)	100,000	95,303
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	188,230
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	98,885
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,913
4.13%, 05/01/25 (a)	150,000	144,521
2.67%, 12/01/26 (a)	250,000	223,268
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,902
Cisco Systems, Inc.
3.63%, 03/04/24	150,000	148,382
2.95%, 02/28/26	100,000	96,187
2.50%, 09/20/26 (a)	400,000	379,428
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,437
5.85%, 07/15/25 (a)	250,000	254,215
6.02%, 06/15/26 (a)	850,000	868,623
4.90%, 10/01/26 (a)	300,000	296,913
6.10%, 07/15/27 (a)	100,000	103,143
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	176,722
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	95,478
2.60%, 12/15/25 (a)	100,000	93,323
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	190,520
1.25%, 07/15/25 (a)	150,000	135,777
1.00%, 09/15/25 (a)	150,000	133,965
1.45%, 05/15/26 (a)	200,000	176,142
2.90%, 11/18/26 (a)	150,000	137,346
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	182,638

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	189,222
1.15%, 03/01/26 (a)	350,000	309,340
Fiserv, Inc.
2.75%, 07/01/24 (a)	450,000	433,890
3.85%, 06/01/25 (a)	250,000	242,962
3.20%, 07/01/26 (a)	300,000	282,801
2.25%, 06/01/27 (a)	250,000	223,250
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	147,938
3.75%, 02/01/26 (a)	200,000	188,776
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	132,273
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	150,000	134,432
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	92,721
2.65%, 02/15/25 (a)	250,000	235,115
1.20%, 03/01/26 (a)	200,000	174,768
4.80%, 04/01/26 (a)	250,000	245,005
2.15%, 01/15/27 (a)	175,000	152,959
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	200,000	190,828
4.90%, 10/15/25 (a)	600,000	599,562
1.75%, 04/01/26 (a)	150,000	136,346
HP, Inc.
2.20%, 06/17/25 (a)	350,000	327,124
1.45%, 06/17/26 (a)	250,000	219,573
Intel Corp.
2.88%, 05/11/24 (a)	150,000	146,510
3.40%, 03/25/25 (a)(c)	400,000	390,660
3.70%, 07/29/25 (a)	550,000	540,182
2.60%, 05/19/26 (a)	250,000	235,963
3.75%, 03/25/27 (a)	250,000	243,577
3.75%, 08/05/27 (a)	250,000	241,887
International Business Machines Corp.
3.63%, 02/12/24	400,000	394,504
3.00%, 05/15/24	650,000	633,984
3.45%, 02/19/26	400,000	385,292
3.30%, 05/15/26	600,000	573,468
3.30%, 01/27/27	100,000	95,139
2.20%, 02/09/27 (a)	200,000	181,474
1.70%, 05/15/27 (a)	300,000	264,795
4.15%, 07/27/27 (a)	200,000	196,354
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	137,240
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	133,131
4.25%, 05/15/27 (a)	100,000	95,485
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,429
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	99,402
4.60%, 04/06/27 (a)	200,000	196,870
KLA Corp.
4.65%, 11/01/24 (a)	200,000	199,550
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	163,440
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	197,244
3.75%, 03/15/26 (a)	100,000	97,973
Leidos, Inc.
3.63%, 05/15/25 (a)	100,000	96,413
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	88,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mastercard, Inc.
3.38%, 04/01/24	350,000	344,519
2.00%, 03/03/25 (a)	100,000	95,165
3.30%, 03/26/27 (a)	250,000	240,920
Microchip Technology, Inc.
0.97%, 02/15/24	350,000	331,702
4.25%, 09/01/25 (a)	200,000	194,712
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	99,163
4.19%, 02/15/27 (a)	200,000	191,464
Microsoft Corp.
3.63%, 12/15/23 (a)	250,000	247,867
2.88%, 02/06/24 (a)	250,000	245,607
2.70%, 02/12/25 (a)	500,000	484,665
3.13%, 11/03/25 (a)	600,000	584,046
2.40%, 08/08/26 (a)	900,000	846,864
3.30%, 02/06/27 (a)	800,000	774,520
Moody's Corp.
4.88%, 02/15/24 (a)	150,000	149,787
3.75%, 03/24/25 (a)	200,000	195,340
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	98,404
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	230,580
2.38%, 06/22/27 (a)	125,000	112,264
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	234,525
3.20%, 09/16/26 (a)	100,000	96,243
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	248,265
5.35%, 03/01/26 (a)	200,000	199,654
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	94,376
3.88%, 06/18/26 (a)	200,000	190,470
4.40%, 06/01/27 (a)	50,000	48,154
Oracle Corp.
3.40%, 07/08/24 (a)	450,000	439,987
2.95%, 11/15/24 (a)	300,000	288,726
2.50%, 04/01/25 (a)	800,000	757,200
2.95%, 05/15/25 (a)	400,000	381,432
1.65%, 03/25/26 (a)	600,000	538,740
2.65%, 07/15/26 (a)	750,000	691,762
2.80%, 04/01/27 (a)	400,000	365,776
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	239,615
1.65%, 06/01/25 (a)	200,000	186,162
2.65%, 10/01/26 (a)	300,000	279,303
3.90%, 06/01/27 (a)	150,000	145,857
Qorvo, Inc.
1.75%, 12/15/24 (a)(d)	150,000	138,123
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	300,000	293,214
3.25%, 05/20/27 (a)	400,000	382,816
S&P Global, Inc.
2.45%, 03/01/27 (a)(d)	300,000	276,438
salesforce.com, Inc.
0.63%, 07/15/24 (a)	250,000	234,673
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	150,000	132,240
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	150,000	138,537
1.75%, 08/09/26 (a)	200,000	171,014
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	210,634
1.13%, 09/15/26 (a)	150,000	133,407

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	143,036
1.35%, 03/15/26 (a)	150,000	130,974
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	311,549
3.88%, 04/22/27 (a)	200,000	193,046
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,897
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	150,431
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	196,178
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	964,140
1.90%, 04/15/27 (a)	200,000	181,822
VMware, Inc.
1.00%, 08/15/24 (a)	300,000	279,003
4.50%, 05/15/25 (a)	150,000	148,613
1.40%, 08/15/26 (a)	200,000	176,044
4.65%, 05/15/27 (a)	200,000	195,188
3.90%, 08/21/27 (a)	250,000	235,410
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	471,540
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	236,560
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	145,902
		42,934,455
Transportation 0.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	93,331
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	100,000	98,871
3.40%, 09/01/24 (a)	100,000	97,751
3.00%, 04/01/25 (a)	150,000	144,693
7.00%, 12/15/25	100,000	107,248
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	96,479
2.75%, 03/01/26 (a)	150,000	141,924
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	350,000	325,469
2.90%, 02/01/25 (a)	200,000	191,640
1.75%, 12/02/26 (a)	200,000	179,210
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26 (a)	55,202	52,543
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,883
3.35%, 11/01/25 (a)	100,000	96,451
3.25%, 06/01/27 (a)	250,000	236,168
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25 (a)	100,000	96,162
FedEx Corp.
3.25%, 04/01/26 (a)	200,000	191,782
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	86,490
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	194,932
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	100,000	98,907
3.65%, 08/01/25 (a)	200,000	194,662
2.90%, 06/15/26 (a)	150,000	141,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
3.88%, 12/01/23 (a)	100,000	98,636
3.65%, 03/18/24 (a)	100,000	97,934
4.63%, 06/01/25 (a)	250,000	246,050
3.35%, 09/01/25 (a)	75,000	71,525
1.75%, 09/01/26 (a)	100,000	88,830
2.85%, 03/01/27 (a)	200,000	182,284
Southwest Airlines Co.
5.25%, 05/04/25 (a)	400,000	402,528
5.13%, 06/15/27 (a)	350,000	353,987
Union Pacific Corp.
3.65%, 02/15/24 (a)	100,000	98,703
3.15%, 03/01/24 (a)	100,000	98,532
3.75%, 03/15/24 (a)	100,000	98,730
3.25%, 01/15/25 (a)	100,000	97,639
2.75%, 03/01/26 (a)	200,000	190,924
2.15%, 02/05/27 (a)	200,000	183,134
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	26,621	25,640
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (a)	60,311	56,284
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (a)	88,296	81,675
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	91,190	83,320
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	316,153	310,140
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	152,400	143,620
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	250,000	240,693
2.80%, 11/15/24 (a)	75,000	72,659
3.90%, 04/01/25 (a)	200,000	197,544
		6,533,855
		210,868,085

Utility 1.3%
Electric 1.2%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	141,023
Alabama Power Co.
3.55%, 12/01/23	150,000	148,320
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	95,532
3.65%, 02/15/26 (a)	250,000	240,605
American Electric Power Co., Inc.
2.03%, 03/15/24	200,000	192,002
1.00%, 11/01/25 (a)	250,000	224,575
3.88%, 02/15/62 (a)(b)	150,000	115,545
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	240,267
3.20%, 04/15/25 (a)	100,000	95,956
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	139,206
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	100,000	97,906
4.05%, 04/15/25 (a)	250,000	248,067
Black Hills Corp.
1.04%, 08/23/24 (a)	100,000	92,913
3.15%, 01/15/27 (a)	100,000	92,972
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	95,455
1.45%, 06/01/26 (a)	150,000	134,318

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	189,064
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	93,834
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	140,580
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	192,066
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	240,217
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	144,617
3.30%, 03/15/25 (a)	100,000	96,286
3.90%, 10/01/25 (a)	150,000	146,381
1.45%, 04/15/26 (a)	200,000	179,892
5.75%, 10/01/54 (a)(b)	122,000	114,981
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	98,607
DTE Energy Co.
2.53%, 10/01/24	100,000	95,641
4.22%, 11/01/24 (g)	250,000	245,787
1.05%, 06/01/25 (a)	200,000	181,330
2.85%, 10/01/26 (a)	200,000	185,960
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	190,548
Duke Energy Corp.
3.75%, 04/15/24 (a)	200,000	197,122
0.90%, 09/15/25 (a)	150,000	135,587
2.65%, 09/01/26 (a)	200,000	186,044
3.25%, 01/15/82 (a)(b)	100,000	71,199
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	190,360
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,990
Edison International
3.55%, 11/15/24 (a)	100,000	96,322
4.95%, 04/15/25 (a)	150,000	148,608
5.75%, 06/15/27 (a)	150,000	152,068
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	235,592
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	142,644
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,807
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	98,503
3.50%, 04/01/26 (a)	200,000	193,584
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	223,625
2.95%, 09/01/26 (a)	200,000	187,142
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	250,000	232,212
5.40%, 11/01/24	100,000	100,962
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	139,301
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	237,755
Eversource Energy
2.90%, 10/01/24 (a)	200,000	192,700
0.80%, 08/15/25 (a)	100,000	89,179
2.90%, 03/01/27 (a)	200,000	183,958
4.60%, 07/01/27 (a)	200,000	198,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exelon Corp.
3.95%, 06/15/25 (a)	100,000	98,118
3.40%, 04/15/26 (a)	200,000	191,720
2.75%, 03/15/27 (a)(d)	150,000	139,101
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	240,225
3.13%, 12/01/25 (a)	200,000	192,972
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	233,257
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	140,231
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	241,637
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	48,562
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	97,583
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	98,048
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (a)	150,000	146,790
0.35%, 02/08/24	150,000	142,445
2.85%, 01/27/25 (a)	100,000	96,381
1.88%, 02/07/25	150,000	140,928
3.25%, 11/01/25 (a)	200,000	191,644
1.00%, 06/15/26 (a)	200,000	177,176
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	350,000	339,741
4.20%, 06/20/24	150,000	148,091
4.45%, 06/20/25	250,000	248,985
1.88%, 01/15/27 (a)	250,000	222,955
3.55%, 05/01/27 (a)	350,000	332,160
4.63%, 07/15/27 (a)	250,000	248,622
3.80%, 03/15/82 (a)(b)	100,000	77,902
NSTAR Electric Co.
3.20%, 05/15/27 (a)	200,000	188,826
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	96,965
2.95%, 04/01/25 (a)	100,000	96,066
0.55%, 10/01/25 (a)	100,000	89,109
Pacific Gas & Electric Co.
3.25%, 02/16/24 (a)	200,000	194,526
3.40%, 08/15/24 (a)	200,000	191,418
3.50%, 06/15/25 (a)	150,000	141,663
3.45%, 07/01/25	300,000	284,457
3.15%, 01/01/26	300,000	278,379
2.95%, 03/01/26 (a)	200,000	183,158
5.45%, 06/15/27 (a)	300,000	293,346
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	125,000	113,955
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	98,633
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	187,260
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	89,359
2.25%, 09/15/26 (a)	200,000	183,146
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	193,342
0.80%, 08/15/25 (a)	250,000	225,010
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	190,482
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	140,073

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Edison Co.
1.10%, 04/01/24 (a)	150,000	142,331
3.70%, 08/01/25 (a)	250,000	243,230
1.20%, 02/01/26 (a)	100,000	89,253
4.70%, 06/01/27 (a)	150,000	148,153
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,702
0.90%, 01/15/26 (a)	100,000	88,426
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	134,859
2.75%, 10/01/26 (a)	100,000	91,607
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	97,806
The AES Corp.
1.38%, 01/15/26 (a)	300,000	268,167
The Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	189,366
The Southern Co.
0.60%, 02/26/24 (a)	150,000	142,163
4.48%, 08/01/24	200,000	197,066
3.25%, 07/01/26 (a)	500,000	475,320
4.00%, 01/15/51 (a)(b)	250,000	224,522
3.75%, 09/15/51 (a)(b)	250,000	200,477
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	144,354
Virginia Electric & Power Co.
3.45%, 02/15/24 (a)	50,000	49,203
3.10%, 05/15/25 (a)	100,000	96,422
3.15%, 01/15/26 (a)	200,000	191,132
2.95%, 11/15/26 (a)	150,000	140,108
3.50%, 03/15/27 (a)	100,000	95,345
3.75%, 05/15/27 (a)	150,000	144,389
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	200,000	189,456
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,148
1.75%, 03/15/27 (a)	100,000	88,376
		20,566,433
Natural Gas 0.1%
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	316,208
3.49%, 05/15/27 (a)	225,000	212,823
ONE Gas, Inc.
1.10%, 03/11/24 (a)	157,000	149,238
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,689
3.25%, 06/15/27 (a)	200,000	186,262
4.13%, 04/01/52 (a)(b)	200,000	155,382
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	121,391
2.60%, 06/15/26 (a)	150,000	139,707
2.95%, 04/15/27 (a)	100,000	92,654
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	94,221
		1,564,575
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,205
		22,277,213
Total Corporates (Cost $472,364,681)		439,058,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 64.5% OF NET ASSETS
Bonds
7.50%, 11/15/24	600,000	635,637
7.63%, 02/15/25	800,000	855,156
6.88%, 08/15/25	1,000,000	1,067,969
6.00%, 02/15/26	1,500,000	1,586,543
6.75%, 08/15/26	1,000,000	1,094,141
6.50%, 11/15/26	1,000,000	1,091,484
6.63%, 02/15/27	700,000	771,148
6.38%, 08/15/27	1,000,000	1,105,039
6.13%, 11/15/27	1,600,000	1,763,938
Notes
0.75%, 12/31/23	11,800,000	11,307,949
2.63%, 12/31/23	6,300,000	6,162,557
0.13%, 01/15/24	9,546,000	9,076,717
0.88%, 01/31/24	12,000,000	11,488,359
2.25%, 01/31/24	8,000,000	7,785,625
2.50%, 01/31/24	9,250,000	9,022,725
0.13%, 02/15/24	12,600,000	11,933,824
1.50%, 02/29/24	12,500,000	12,028,809
2.13%, 02/29/24	5,700,000	5,526,217
2.38%, 02/29/24	5,200,000	5,059,742
0.25%, 03/15/24	12,900,000	12,197,807
2.13%, 03/31/24	9,750,000	9,436,934
2.25%, 03/31/24	11,000,000	10,663,340
0.38%, 04/15/24	7,500,000	7,080,029
2.00%, 04/30/24	5,800,000	5,593,375
2.25%, 04/30/24	7,150,000	6,918,603
2.50%, 04/30/24	9,500,000	9,226,875
0.25%, 05/15/24	10,000,000	9,390,625
2.00%, 05/31/24	6,550,000	6,305,015
2.50%, 05/31/24	21,000,000	20,368,359
0.25%, 06/15/24	10,000,000	9,361,719
1.75%, 06/30/24	5,200,000	4,982,047
2.00%, 06/30/24	5,685,000	5,466,372
3.00%, 06/30/24	9,000,000	8,787,656
0.38%, 07/15/24	9,900,000	9,265,975
1.75%, 07/31/24	7,800,000	7,455,246
2.13%, 07/31/24	17,200,000	16,540,891
3.00%, 07/31/24	7,400,000	7,224,684
0.38%, 08/15/24	9,800,000	9,143,285
1.25%, 08/31/24	5,400,000	5,108,695
1.88%, 08/31/24	4,800,000	4,589,156
3.25%, 08/31/24	7,300,000	7,154,000
0.38%, 09/15/24	8,500,000	7,912,139
1.50%, 09/30/24	2,900,000	2,751,715
2.13%, 09/30/24	4,310,000	4,138,610
4.25%, 09/30/24	7,000,000	6,980,039
0.63%, 10/15/24	12,500,000	11,661,377
1.50%, 10/31/24	5,850,000	5,544,932
2.25%, 10/31/24	4,600,000	4,422,379
4.38%, 10/31/24	9,800,000	9,800,383
0.75%, 11/15/24	21,500,000	20,049,170
1.50%, 11/30/24	7,350,000	6,950,774
2.13%, 11/30/24	4,100,000	3,927,752
4.50%, 11/30/24	10,000,000	10,032,227
1.00%, 12/15/24	9,500,000	8,886,582
1.75%, 12/31/24	6,600,000	6,267,422
2.25%, 12/31/24	5,000,000	4,795,703
1.13%, 01/15/25	11,050,000	10,339,520
1.38%, 01/31/25	5,250,000	4,937,051
2.50%, 01/31/25	5,600,000	5,392,188
1.50%, 02/15/25	20,000,000	18,825,000
1.13%, 02/28/25	4,700,000	4,386,789
2.75%, 02/28/25	4,600,000	4,451,758
1.75%, 03/15/25	8,800,000	8,324,250
0.50%, 03/31/25	5,988,600	5,502,728
2.63%, 03/31/25	2,200,000	2,124,461

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 04/15/25	9,200,000	8,865,781
0.38%, 04/30/25	7,400,000	6,756,547
2.88%, 04/30/25	4,200,000	4,070,227
2.75%, 05/15/25	8,000,000	7,730,000
0.25%, 05/31/25	6,050,000	5,490,139
2.88%, 05/31/25	12,400,000	12,013,469
2.88%, 06/15/25	7,400,000	7,172,508
0.25%, 06/30/25	6,900,000	6,256,898
2.75%, 06/30/25	900,000	870,047
3.00%, 07/15/25	7,300,000	7,090,980
0.25%, 07/31/25	7,500,000	6,774,316
2.88%, 07/31/25	2,705,000	2,620,152
2.00%, 08/15/25	8,500,000	8,035,820
3.13%, 08/15/25	6,000,000	5,845,547
0.25%, 08/31/25	7,400,000	6,660,289
2.75%, 08/31/25	2,750,000	2,652,246
3.50%, 09/15/25	2,000,000	1,968,359
0.25%, 09/30/25	9,400,000	8,458,898
3.00%, 09/30/25	2,400,000	2,330,156
4.25%, 10/15/25	22,500,000	22,589,649
0.25%, 10/31/25	8,565,000	7,678,389
3.00%, 10/31/25	3,100,000	3,007,848
4.50%, 11/15/25	10,000,000	10,114,844
0.38%, 11/30/25	8,341,600	7,478,114
2.88%, 11/30/25	10,600,000	10,246,805
2.63%, 12/31/25	4,200,000	4,028,062
2.63%, 01/31/26	19,473,000	18,659,850
2.50%, 02/28/26	20,800,000	19,829,062
0.75%, 03/31/26	24,550,000	22,085,410
2.25%, 03/31/26	20,200,000	19,105,570
2.38%, 04/30/26	4,300,000	4,076,937
2.13%, 05/31/26	20,100,000	18,875,156
1.88%, 06/30/26	20,350,000	18,934,244
0.63%, 07/31/26	500,000	443,164
1.88%, 07/31/26	19,650,000	18,250,705
1.38%, 08/31/26	19,200,000	17,475,000
0.88%, 09/30/26	11,700,000	10,424,883
1.63%, 09/30/26	3,900,000	3,581,297
1.63%, 10/31/26	13,000,000	11,912,773
1.63%, 11/30/26	14,800,000	13,543,734
1.75%, 12/31/26	16,500,000	15,166,465
2.25%, 02/15/27	18,600,000	17,404,805
1.13%, 02/28/27	2,900,000	2,589,156
0.63%, 03/31/27	5,500,000	4,789,727
2.50%, 03/31/27	20,500,000	19,369,297
0.50%, 04/30/27	6,850,000	5,924,982
2.75%, 04/30/27	10,300,000	9,830,867
2.38%, 05/15/27	11,750,000	11,025,723
0.50%, 05/31/27	6,000,000	5,171,250
2.63%, 05/31/27	9,000,000	8,545,781
0.50%, 06/30/27	7,400,000	6,364,000
3.25%, 06/30/27	10,200,000	9,939,023
0.38%, 07/31/27	8,300,000	7,081,586
2.75%, 07/31/27	8,550,000	8,149,887
2.25%, 08/15/27	7,500,000	6,987,012
0.50%, 08/31/27	7,400,000	6,331,047
3.13%, 08/31/27	8,300,000	8,050,027
0.38%, 09/30/27	9,000,000	7,636,992
4.13%, 09/30/27	7,900,000	7,999,984
0.50%, 10/31/27	9,000,000	7,664,414
4.13%, 10/31/27	21,100,000	21,379,410
2.25%, 11/15/27	10,300,000	9,562,906
0.63%, 11/30/27	10,000,000	8,549,219
3.88%, 11/30/27	15,000,000	15,061,523
Total Treasuries (Cost $1,112,226,604)		1,074,608,174

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 8.7% OF NET ASSETS

Agency 4.5%
Foreign 1.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
3.13%, 11/07/23	550,000	542,020
1.50%, 02/12/25	200,000	188,314
0.38%, 09/17/25	500,000	449,440
0.50%, 02/02/26	500,000	444,525
		1,624,299
Canada 0.1%
Export Development Canada
2.63%, 02/21/24	250,000	243,800
3.00%, 05/25/27	650,000	623,480
		867,280
Germany 0.8%
FMS Wertmanagement
2.75%, 01/30/24 (h)	250,000	244,553
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24 (h)	950,000	927,646
0.25%, 03/08/24 (h)	1,100,000	1,041,733
1.63%, 05/10/24 (h)	350,000	335,731
1.38%, 08/05/24 (h)	850,000	807,202
0.50%, 09/20/24 (h)	350,000	326,113
2.50%, 11/20/24 (h)	1,850,000	1,781,531
1.25%, 01/31/25 (h)	750,000	703,267
0.38%, 07/18/25 (h)	2,250,000	2,037,465
0.63%, 01/22/26 (h)	1,600,000	1,435,040
1.00%, 10/01/26 (h)	1,000,000	891,420
3.00%, 05/20/27 (h)	1,150,000	1,106,254
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (h)	200,000	197,096
2.00%, 01/13/25 (h)	250,000	238,518
0.50%, 05/27/25 (h)	500,000	456,190
2.38%, 06/10/25 (h)	450,000	429,984
0.88%, 03/30/26 (h)	500,000	448,915
1.75%, 07/27/26 (h)	400,000	367,236
		13,775,894
Japan 0.3%
Japan Bank for International Cooperation
2.50%, 05/23/24	450,000	435,541
3.00%, 05/29/24	200,000	194,780
1.75%, 10/17/24	200,000	189,246
2.13%, 02/10/25	200,000	189,886
2.50%, 05/28/25	1,000,000	951,620
0.63%, 07/15/25	250,000	225,945
2.75%, 01/21/26	250,000	236,930
2.38%, 04/20/26	500,000	466,150
1.88%, 07/21/26	350,000	318,927
2.25%, 11/04/26	500,000	458,900
2.88%, 06/01/27	400,000	375,924
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	182,974
2.75%, 04/27/27	200,000	186,898
		4,413,721

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	193,000	188,650
3.70%, 03/01/24	200,000	198,066
3.25%, 11/10/24	100,000	97,885
2.88%, 04/06/25 (a)	300,000	288,768
1.75%, 01/22/26 (a)	250,000	229,805
3.00%, 04/06/27 (a)	200,000	187,996
		1,191,170
Republic of Korea 0.3%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	192,514
0.63%, 06/29/24	200,000	187,008
2.88%, 01/21/25	200,000	191,454
0.75%, 09/21/25	500,000	444,450
3.25%, 11/10/25	500,000	475,860
0.63%, 02/09/26	200,000	176,786
2.63%, 05/26/26	400,000	375,036
1.13%, 12/29/26	200,000	174,306
1.63%, 01/18/27	250,000	220,905
2.38%, 04/21/27	200,000	181,284
The Korea Development Bank
3.75%, 01/22/24	900,000	889,065
0.40%, 03/09/24	200,000	189,084
0.40%, 06/19/24	500,000	467,025
2.00%, 02/24/25	250,000	234,327
3.38%, 09/16/25	250,000	239,105
0.80%, 07/19/26	200,000	174,888
1.38%, 04/25/27	400,000	347,684
		5,160,781
Sweden 0.1%
Svensk Exportkredit AB
0.50%, 11/10/23	250,000	239,925
1.75%, 12/12/23	300,000	290,682
0.38%, 03/11/24	300,000	283,911
0.38%, 07/30/24	300,000	279,840
0.63%, 10/07/24	300,000	279,051
0.63%, 05/14/25	225,000	205,506
0.50%, 08/26/25	350,000	315,263
2.25%, 03/22/27	250,000	231,695
		2,125,873
		29,159,018
U.S. 2.7%
Fannie Mae
1.75%, 07/02/24	500,000	479,100
1.63%, 01/07/25	1,500,000	1,416,735
0.63%, 04/22/25	2,500,000	2,289,525
0.50%, 06/17/25	1,500,000	1,367,505
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	400,000	379,356
0.30%, 03/18/24	1,000,000	944,870
3.38%, 08/26/24	1,250,000	1,226,312
0.88%, 11/18/24	1,000,000	932,310
4.50%, 11/18/24	1,000,000	999,920
1.13%, 01/06/25	1,000,000	933,770
1.75%, 02/14/25	2,000,000	1,887,020
2.51%, 04/01/25	1,000,000	958,790
Federal Home Loan Bank
2.50%, 02/13/24	1,800,000	1,757,358
2.13%, 02/28/24	1,500,000	1,455,270
4.75%, 03/08/24	1,000,000	1,000,410
3.00%, 07/08/24	1,000,000	976,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 08/15/24	200,000	190,440
4.50%, 10/03/24	2,000,000	1,999,860
1.00%, 12/20/24	1,000,000	932,560
0.50%, 04/14/25	3,000,000	2,749,050
0.50%, 06/13/25	500,000	454,450
0.38%, 09/04/25	2,000,000	1,806,560
1.25%, 12/21/26	3,000,000	2,691,420
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	3,000,000	2,868,720
0.38%, 09/23/25	2,000,000	1,800,120
Federal National Mortgage Association
1.63%, 10/15/24	2,700,000	2,564,892
0.38%, 08/25/25	2,000,000	1,806,860
0.50%, 11/07/25	3,000,000	2,699,730
Freddie Mac
1.50%, 02/12/25	2,700,000	2,540,160
0.38%, 07/21/25	1,000,000	906,320
		45,016,183
		74,175,201

Local Authority 0.6%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.05%, 07/07/24	300,000	315,786
Province of Alberta
2.95%, 01/23/24	450,000	441,306
1.88%, 11/13/24	550,000	522,626
1.00%, 05/20/25	500,000	461,105
Province of British Columbia
1.75%, 09/27/24	250,000	237,903
2.25%, 06/02/26	300,000	280,461
0.90%, 07/20/26	450,000	399,645
Province of Manitoba
2.60%, 04/16/24	250,000	243,230
3.05%, 05/14/24	200,000	195,560
2.13%, 06/22/26	100,000	92,348
Province of Ontario
3.05%, 01/29/24	550,000	539,990
3.20%, 05/16/24	200,000	195,882
0.63%, 01/21/26	800,000	712,848
1.05%, 04/14/26	500,000	448,830
2.50%, 04/27/26	250,000	235,108
2.30%, 06/15/26	400,000	372,812
3.10%, 05/19/27 (c)	500,000	478,080
1.05%, 05/21/27 (c)	500,000	436,590
Province of Quebec
7.13%, 02/09/24	100,000	102,678
2.50%, 04/09/24	250,000	242,983
2.88%, 10/16/24	650,000	630,506
1.50%, 02/11/25	450,000	423,409
0.60%, 07/23/25	650,000	590,408
2.50%, 04/20/26	500,000	472,055
Province of Saskatchewan Canada
3.25%, 06/08/27	225,000	216,551
		9,288,700
U.S. 0.0%
Illinois
4.95%, 06/01/23	34,091	34,033
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	293,297

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	315,123
University of California
0.88%, 05/15/25 (a)	250,000	225,707
		868,160
		10,156,860

Sovereign 0.6%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	600,000	568,668
2.88%, 04/28/25 (c)	750,000	726,900
0.75%, 05/19/26	850,000	759,203
		2,054,771
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	238,953
2.75%, 01/31/27 (a)	400,000	372,012
		610,965
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	210,000	210,909
5.38%, 03/25/24	400,000	401,424
		612,333
Italy 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	250,000	233,188
2.38%, 10/17/24	550,000	517,440
1.25%, 02/17/26	750,000	653,167
		1,403,795
Mexico 0.1%
Mexico Government International Bond
3.90%, 04/27/25 (a)	200,000	198,338
4.13%, 01/21/26	500,000	489,470
4.15%, 03/28/27	700,000	689,703
		1,377,511
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	197,428
3.75%, 03/16/25 (a)	200,000	195,370
7.13%, 01/29/26	350,000	374,084
8.88%, 09/30/27	250,000	292,315
		1,059,197
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	370,993
2.39%, 01/23/26 (a)	300,000	279,489
		650,482
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	350,000	347,917
10.63%, 03/16/25	500,000	565,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 03/30/26	300,000	308,217
3.23%, 03/29/27	200,000	189,816
		1,411,410
Poland 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	600,000	594,624
3.25%, 04/06/26	300,000	288,303
		882,927
Republic of Korea 0.0%
Korea International Bond
2.00%, 06/19/24	200,000	192,214
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24 (c)	200,000	200,366
		10,455,971

Supranational* 3.0%
African Development Bank
0.88%, 03/23/26	500,000	448,545
0.88%, 07/22/26	750,000	666,322
4.38%, 11/03/27	500,000	507,125
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (d)	500,000	446,930
Asian Development Bank
2.63%, 01/30/24	600,000	586,650
0.38%, 06/11/24	1,000,000	939,140
0.63%, 10/08/24	500,000	466,185
1.50%, 10/18/24	900,000	852,426
2.00%, 01/22/25	450,000	429,052
0.63%, 04/29/25	1,250,000	1,147,875
0.38%, 09/03/25	1,000,000	901,330
0.50%, 02/04/26	1,000,000	891,320
1.00%, 04/14/26	1,250,000	1,126,500
2.00%, 04/24/26	500,000	465,925
1.75%, 08/14/26	250,000	229,950
1.50%, 01/20/27	750,000	679,252
3.13%, 08/20/27	1,000,000	963,760
Corp. Andina de Fomento
3.75%, 11/23/23	150,000	147,803
1.25%, 10/26/24	250,000	231,930
1.63%, 09/23/25	200,000	182,274
Council of Europe Development Bank
2.50%, 02/27/24	400,000	390,076
1.38%, 02/27/25	150,000	140,960
0.88%, 09/22/26	250,000	221,308
European Bank for Reconstruction & Development
1.63%, 09/27/24	150,000	142,616
1.50%, 02/13/25	150,000	141,425
0.50%, 05/19/25	600,000	547,986
0.50%, 11/25/25	300,000	269,232
0.50%, 01/28/26	850,000	758,225
European Investment Bank
3.25%, 01/29/24	1,400,000	1,379,084
2.63%, 03/15/24	700,000	683,550
2.25%, 06/24/24	1,000,000	967,330
2.50%, 10/15/24	200,000	193,244
1.88%, 02/10/25	950,000	903,108
1.63%, 03/14/25	1,150,000	1,085,174
0.63%, 07/25/25	750,000	684,000
0.38%, 12/15/25	1,000,000	893,450
0.38%, 03/26/26	1,500,000	1,327,365

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 03/15/27	750,000	675,300
2.38%, 05/24/27	750,000	703,500
Inter-American Development Bank
0.25%, 11/15/23	550,000	527,516
2.63%, 01/16/24	1,100,000	1,076,702
3.00%, 02/21/24	600,000	588,750
0.50%, 09/23/24	250,000	232,873
2.13%, 01/15/25	900,000	860,328
1.75%, 03/14/25	400,000	378,432
0.88%, 04/03/25	150,000	138,945
0.63%, 07/15/25	1,100,000	1,002,870
0.88%, 04/20/26	1,150,000	1,032,447
2.00%, 06/02/26	750,000	697,417
2.00%, 07/23/26	400,000	371,172
1.50%, 01/13/27	850,000	770,363
2.38%, 07/07/27	600,000	560,058
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	240,323
International Bank for Reconstruction & Development
0.25%, 11/24/23	500,000	479,035
2.50%, 03/19/24	1,050,000	1,022,574
1.50%, 08/28/24	550,000	522,731
2.50%, 11/25/24	1,200,000	1,156,344
1.63%, 01/15/25	800,000	757,072
2.13%, 03/03/25	100,000	95,557
0.75%, 03/11/25	950,000	878,740
0.63%, 04/22/25	1,700,000	1,563,150
0.38%, 07/28/25	1,050,000	950,187
2.50%, 07/29/25	1,000,000	957,840
0.50%, 10/28/25	1,500,000	1,350,810
0.88%, 07/15/26	500,000	446,015
1.88%, 10/27/26	500,000	460,125
3.13%, 06/15/27	900,000	869,904
International Finance Corp.
1.38%, 10/16/24	450,000	425,363
0.38%, 07/16/25	450,000	407,781
2.13%, 04/07/26	250,000	234,133
0.75%, 10/08/26	600,000	529,542
Nordic Investment Bank
2.25%, 05/21/24	400,000	386,764
2.63%, 04/04/25	300,000	289,500
0.38%, 09/11/25	400,000	360,076
0.50%, 01/21/26	250,000	223,113
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	600,000	579,654
0.50%, 10/30/24	650,000	602,140
0.50%, 05/28/25	500,000	454,630
0.50%, 01/27/26	850,000	753,006
		49,651,209
Total Government Related (Cost $154,765,552)		144,439,241

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (i)	4,362,359	4,362,359
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (i)(j)	1,606,545	1,606,545
		5,968,904
Total Short-Term Investments (Cost $5,968,904)		5,968,904
Total Investments in Securities (Cost $1,745,325,741)		1,664,074,683

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,574,351.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,007,817 or 0.4% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/22	FACE AMOUNT AT 11/30/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$99,826	$—	($98,220)	($4,660)	$3,469	($415)	$—	$—	$602
0.75%, 03/18/24	287,241	—	(47,402)	(2,800)	742	(191)	237,590	250,000	552
3.75%, 04/01/24	49,968	—	—	—	(201)	(326)	49,441	50,000	469
3.00%, 03/10/25	48,960	—	—	—	(470)	(291)	48,199	50,000	375
4.20%, 03/24/25	100,495	—	—	—	(438)	(332)	99,725	100,000	1,050
3.63%, 04/01/25	49,456	—	—	—	(303)	(297)	48,856	50,000	453
3.85%, 05/21/25	150,279	—	(48,954)	(4,422)	2,605	(1,037)	98,471	100,000	1,390
3.45%, 02/13/26	49,390	—	—	—	(365)	(288)	48,737	50,000	431
0.90%, 03/11/26	225,080	—	(44,252)	(5,429)	2,922	117	178,438	200,000	550
1.15%, 05/13/26	180,542	—	(44,205)	(5,869)	3,558	(17)	134,009	150,000	559
3.20%, 03/02/27	96,891	—	—	—	(2,305)	100	94,686	100,000	800
2.45%, 03/03/27	280,056	—	(45,690)	(2,210)	(2,487)	781	230,450	250,000	1,804
3.30%, 04/01/27	145,666	—	(47,277)	(2,331)	(705)	59	95,412	100,000	1,191
Total	$1,763,850	$—	($376,000)	($27,721)	$6,022	($2,137)	$1,364,014		$10,226

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$439,058,364	$—	$439,058,364
Treasuries[1]	—	1,074,608,174	—	1,074,608,174
Government Related[1]	—	144,439,241	—	144,439,241
Short-Term Investments[1]	5,968,904	—	—	5,968,904
Total	$5,968,904	$1,658,105,779	$—	$1,664,074,683

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs. Mutual funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV22